As filed with the Securities and Exchange Commission on April 30, 2014
================================================================================
                                            1933 Act Registration No. 333-171759
                                             1940 Act Registration No. 811-22519

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [ ]
Pre-Effective Amendment No. __                                               [ ]
Post-Effective Amendment No. 44                                              [X]
                                     and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [ ]
Amendment No. 45                                                             [X]


                  FIRST TRUST EXCHANGE-TRADED ALPHADEX FUND II
               (Exact name of registrant as specified in charter)
                             120 East Liberty Drive
                            Wheaton, Illinois 60187
              (Address of Principal Executive Offices) (Zip Code)


       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 621-1675

                       W. Scott Jardine, Esq., Secretary
                  First Trust Exchange-Traded AlphaDEX Fund II
                           First Trust Advisors L.P.
                             120 East Liberty Drive
                            Wheaton, Illinois 60187
                    (Name and Address of Agent for Service)

                                    Copy to:
                               Eric F. Fess, Esq.
                             Chapman and Cutler LLP
                             111 West Monroe Street
                            Chicago, Illinois 60603


It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b)
[X] on May 1, 2014 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                  CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 44

      This Post-Effective Amendment to the Registration Statement comprises the following papers and contents:

      The Facing Sheet

      Part A - Prospectus for First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund, First Trust Australia AlphaDEX(R) Fund, First Trust Brazil AlphaDEX(R) Fund, First Trust Canada AlphaDEX(R) Fund, First Trust China AlphaDEX(R) Fund, First Trust Developed Markets Ex-US AlphaDEX(R) Fund, First Trust Developed Markets ex-US Small Cap AlphaDEX(R) Fund, First Trust Emerging Markets AlphaDEX(R) Fund, First Trust Emerging Markets Small Cap AlphaDEX(R) Fund, First Trust Europe AlphaDEX(R) Fund, First Trust Germany AlphaDEX(R) Fund, First Trust Hong Kong AlphaDEX(R) Fund, First Trust Japan AlphaDEX(R) Fund, First Trust Latin America AlphaDEX(R) Fund, First Trust South Korea AlphaDEX(R) Fund, First Trust Switzerland AlphaDEX(R) Fund, First Trust Taiwan AlphaDEX(R) Fund and First Trust United Kingdom AlphaDEX(R) Fund

      Part B - Statement of Additional Information for First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund, First Trust Australia AlphaDEX(R) Fund, First Trust Brazil AlphaDEX(R) Fund, First Trust Canada AlphaDEX(R) Fund, First Trust China AlphaDEX(R) Fund, First Trust Developed Markets Ex-US AlphaDEX(R) Fund, First Trust Developed Markets ex-US Small Cap AlphaDEX(R) Fund, First Trust Emerging Markets AlphaDEX(R) Fund, First Trust Emerging Markets Small Cap AlphaDEX(R) Fund, First Trust Europe AlphaDEX(R) Fund, First Trust Germany AlphaDEX(R) Fund, First Trust Hong Kong AlphaDEX(R) Fund, First Trust Japan AlphaDEX(R) Fund, First Trust Latin America AlphaDEX(R) Fund, First Trust South Korea AlphaDEX(R) Fund, First Trust Switzerland AlphaDEX(R) Fund, First Trust Taiwan AlphaDEX(R) Fund and First Trust United Kingdom AlphaDEX(R) Fund

      Part C - Other Information

      Signatures

      Index to Exhibits

      Exhibits

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                                    ALPHADEX
                                 FAMILY OF ETFs

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
FUND NAME                                                            TICKER SYMBOL         EXCHANGE

ALPHADEX(R) FUND II
First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund                       FPA               NYSE Arca
First Trust Australia AlphaDEX(R) Fund                                   FAUS              NYSE Arca
First Trust Brazil AlphaDEX(R) Fund                                      FBZ               NYSE Arca
First Trust Canada AlphaDEX(R) Fund                                      FCAN              NYSE Arca
First Trust China AlphaDEX(R) Fund                                       FCA               NYSE Arca
First Trust Developed Markets Ex-US AlphaDEX(R) Fund                     FDT               NYSE Arca
First Trust Developed Markets ex-US Small Cap AlphaDEX(R) Fund           FDTS              NYSE Arca
First Trust Emerging Markets AlphaDEX(R) Fund                            FEM               NYSE Arca
First Trust Emerging Markets Small Cap AlphaDEX(R) Fund                  FEMS              NYSE Arca
First Trust Europe AlphaDEX(R) Fund                                      FEP               NYSE Arca
First Trust Germany AlphaDEX(R) Fund                                     FGM               NYSE Arca
First Trust Hong Kong AlphaDEX(R) Fund                                   FHK               NYSE Arca
First Trust Japan AlphaDEX(R) Fund                                       FJP               NYSE Arca
First Trust Latin America AlphaDEX(R) Fund                               FLN               NYSE Arca
First Trust South Korea AlphaDEX(R) Fund                                 FKO               NYSE Arca
First Trust Switzerland AlphaDEX(R) Fund                                 FSZ               NYSE Arca
First Trust Taiwan AlphaDEX(R) Fund                                      FTW               NYSE Arca
First Trust United Kingdom AlphaDEX(R) Fund                              FKU               NYSE Arca


Each of First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund, First Trust Australia AlphaDEX(R) Fund, First Trust Brazil AlphaDEX(R) Fund, First Trust Canada AlphaDEX(R) Fund, First Trust China AlphaDEX(R) Fund, First Trust Developed Markets Ex-US AlphaDEX(R) Fund, First Trust Developed Markets ex-US Small Cap AlphaDEX(R) Fund, First Trust Emerging Markets AlphaDEX(R) Fund, First Trust Emerging Markets Small Cap AlphaDEX(R) Fund, First Trust Europe AlphaDEX(R) Fund, First Trust Germany AlphaDEX(R) Fund, First Trust Hong Kong AlphaDEX(R) Fund, First Trust Japan AlphaDEX(R) Fund, First Trust Latin America AlphaDEX(R) Fund, First Trust South Korea AlphaDEX(R) Fund, First Trust Switzerland AlphaDEX(R) Fund, First Trust Taiwan AlphaDEX(R) Fund and First Trust United Kingdom AlphaDEX(R) Fund (each a "Fund" and collectively, the "Funds") is a series of First Trust Exchange-Traded AlphaDEX(R) Fund II (the "Trust") and an exchange-traded index fund organized as a separate series of a registered investment company.

Each Fund lists and principally trades its shares on NYSE Arca, Inc. ("NYSE Arca" or the "Exchange"), an affiliate of NYSE Euronext. Market prices may differ to some degree from the net asset value of the shares. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value, only in large specified blocks each consisting of 50,000 shares (each block of shares issued and redeemed, called a "Creation Unit" and collectively, the "Creation Units"). Each Fund's Creation Units are issued and redeemed in-kind for securities in which the Fund invests and/or cash, and only to and from broker-dealers and large institutional investors that have entered into participation agreements.

EXCEPT WHEN AGGREGATED IN CREATION UNITS, THE SHARES ARE NOT REDEEMABLE SECURITIES OF THE FUNDS.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


          NOT FDIC INSURED.   MAY LOSE VALUE.   NO BANK GUARANTEE.


                                  May 1, 2014

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


                               TABLE OF CONTENTS
Summary Information
    First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund (FPA).................  1
    First Trust Australia AlphaDEX(R) Fund (FAUS)............................  6
    First Trust Brazil AlphaDEX(R) Fund (FBZ)................................ 11
    First Trust Canada AlphaDEX(R) Fund (FCAN)............................... 16
    First Trust China AlphaDEX(R) Fund (FCA)................................. 21
    First Trust Developed Markets Ex-US AlphaDEX(R) Fund (FDT)............... 26
    First Trust Developed Markets ex-US Small Cap AlphaDEX(R) Fund (FDTS).... 31
    First Trust Emerging Markets AlphaDEX(R) Fund (FEM)...................... 36
    First Trust Emerging Markets Small Cap AlphaDEX(R) Fund (FEMS)........... 41
    First Trust Europe AlphaDEX(R) Fund (FEP)................................ 47
    First Trust Germany AlphaDEX(R) Fund (FGM)............................... 52
    First Trust Hong Kong AlphaDEX(R) Fund (FHK)............................. 57
    First Trust Japan AlphaDEX(R) Fund (FJP)................................. 62
    First Trust Latin America AlphaDEX(R) Fund (FLN)......................... 67
    First Trust South Korea AlphaDEX(R) Fund (FKO)........................... 72
    First Trust Switzerland AlphaDEX(R) Fund (FSZ)........................... 77
    First Trust Taiwan AlphaDEX(R) Fund (FTW)................................ 82
    First Trust United Kingdom AlphaDEX(R) Fund (FKU)........................ 87
Additional Information on the Funds' Investment Objectives and Strategies.... 92
Additional Risks of Investing in the Funds................................... 92
Fund Organization............................................................ 94
Management of the Funds...................................................... 94
How to Buy and Sell Shares................................................... 95
Dividends, Distributions and Taxes........................................... 97
Federal Tax Matters.......................................................... 97
Distribution Plan............................................................ 99
Net Asset Value.............................................................. 99
Fund Service Providers.......................................................100
Index Provider...............................................................100
Disclaimers..................................................................101
Index Information............................................................102
Premium/Discount Information.................................................120
Total Return Information.....................................................125
Financial Highlights.........................................................129
Other Information............................................................139

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                              SUMMARY INFORMATION
            FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND (FPA)
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INVESTMENT OBJECTIVE
The First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Asia Pacific Ex-Japan Index (the "Index").

FEES AND EXPENSES OF THE FUND
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

    SHAREHOLDER FEES (fees paid directly from your investment)
    Maximum Sales Charge (Load) Imposed on Purchases
       (as a percentage of offering price)                                None
    ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
          Management Fees                                                 0.80%
          Distribution and Service (12b-1) Fees (1)                       0.00%
          Other Expenses                                                  0.00%
                                                                          ------
          Total Annual Fund Operating Expenses                            0.80%

   EXAMPLE
   The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

   The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels until April 30, 2015, and thereafter at 1.05% to represent the imposition of the 12b-1 fee of 0.25% per annum of the Fund's average daily net assets. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

              1 YEAR             3 YEARS            5 YEARS           10 YEARS
                $82               $301               $547              $1,252

--------------
   (1) Although the Fund has adopted a 12b-1 plan that permits it to pay up to 0.25% per annum, it will not pay 12b-1 fees at any time before April 30, 2015.

   PORTFOLIO TURNOVER
   The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 118% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund will normally invest at least 90% of its net assets plus the amount of any borrowings for investment purposes in stocks that comprise the Index. The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation.

The Index is in the "Defined Index Series," a family of custom enhanced indices created, maintained and calculated by S&P Dow Jones Indices LLC ("SPDJI" or the "Index Provider"). The Index is a modified equal-dollar weighted index calculated by SPDJI based on select securities from the S&P Asia Pacific Ex-Japan BMI Index (the "Base Index") that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. The Base Index is a comprehensive, rules-based index designed to measure stock market performance in the Asia Pacific region excluding Japan. The Base Index covers all publicly listed equities with float

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            FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND (FPA)
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adjusted market values of $100 million or more and annual dollar value traded of at least $50 million. SPDJI creates and maintains the Base Index. Additional information regarding the Base Index is set forth under "Index Information." Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. As of March 31, 2014, the Index was comprised of 100 securities from 5 countries. The Index is rebalanced and reconstituted as of the last business day of the semi-annual periods ended March 31 and September 30. Changes to the Index will be effective at the open of trading on the ninth business day of the following month. The Index includes the securities of small and mid cap companies.

The Fund intends to invest entirely in securities included in the Index; however, there may also be instances in which the Fund may be underweighted or overweighted in certain securities in the Index, not invested in certain securities included in the Index, may purchase securities not in the Index that are appropriate to substitute for certain securities in the Index or utilize various combinations of the above techniques in seeking to track the Index.

PRINCIPAL RISKS
You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

ASIA PACIFIC INVESTMENT RISK. The Fund invests in securities issued by companies operating in the Asia Pacific region. The Fund is more susceptible to the economic, market, regulatory, political, natural disasters and local risks of the Asia Pacific region than a fund that is more geographically diversified. The region has historically been highly dependent on global trade, with nations taking strong roles in both the importing and exporting of goods; such a relationship creates a risk with this dependency on global growth. The respective stock markets tend to have a larger prevalence of smaller companies that are inherently more volatile and less liquid than larger companies. Varying levels of accounting and disclosure standards, restrictions on foreign ownership, minority ownership rights, and corporate governance standards are also common for the region.

CASH TRANSACTIONS RISK. The Fund may, under certain circumstances, effect a portion of creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an exchange-traded fund that effects its creations and redemption for in-kind securities. Because the Fund may effect a portion of redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of shares may result in capital gains or losses, and may also result in higher brokerage costs.

CONSUMER DISCRETIONARY COMPANIES RISK. The Fund invests in consumer discretionary companies, which are companies that provide non-essential goods and services, such as retailers, media companies and consumer services. These companies manufacture products and provide discretionary services directly to the consumer, and the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products in the marketplace.

CURRENCY RISK. The Fund may hold investments that are denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund's investment and the value of Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

DEPOSITARY RECEIPTS RISK. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert shares into depositary receipts and vice versa. Such restrictions may cause shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

EQUITY SECURITIES RISK. Because the Fund invests in equity securities, the value of the Fund's shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as the current market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

FINANCIAL COMPANIES RISK. Financial companies are especially subject to the adverse effects of economic recession, currency exchange rates, government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business.

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            FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND (FPA)
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HONG KONG AND SOUTH KOREA INVESTMENT RISK. The Fund invests heavily in companies operating in South Korea and Hong Kong. The South Korean economy is dependent on the economies of Asia and the United States as key trading partners. Reduction in spending by these economies on South Korean products and services or negative changes in any of these economies, mainly in China or Southeast Asia, may cause an adverse impact on the South Korean economy. Furthermore, South Korea's economy is also dependent on the economies of other Asian countries and can be significantly affected by currency fluctuations and increasing competition from Asia's other low-cost emerging economies. Also, the political tensions with North Korea could escalate and lead to further uncertainty in the political and economic climate on the Korean peninsula.

Hong Kong companies are subject to risks related to Hong Kong's political and economic environment and the volatility of and the concentration of real estate companies listed on the Hong Kong Stock Exchange. Because of Hong Kong's reversion to China, any increase in uncertainty as to the economic and political status of Hong Kong or a deterioration of the relationship between China and the United States, could have negative implications on stocks listed on the Hong Kong Stock Exchange. Securities prices on the Hong Kong Stock Exchange, and specifically the Hang Seng Index, can be highly volatile and are sensitive to developments in Hong Kong and China, as well as other world markets.

INDUSTRIALS COMPANIES RISK. The Fund invests in industrials companies. Industrials companies convert unfinished goods into finished durables used to manufacture other goods or provide services. Some industrials companies are involved in electrical equipment and components, industrial products, manufactured housing and telecommunications equipment. General risks of industrials companies include the general state of the economy, intense competition, consolidation, domestic and international politics, excess capacity and consumer demand and spending trends. In addition, they may also be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, labor relations, government regulations and e-commerce initiatives.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall Fund share values could decline generally or could underperform other investments.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index. To the extent the Fund calculates its net asset value based on fair value prices and the value of its Index is based on securities closing prices on the applicable foreign exchange (i.e., the value of its Index is not based on fair value prices), the Fund's ability to track its Index may be adversely affected.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly concentrated in certain issuers.

NON-U.S. SECURITIES AND EMERGING MARKETS RISK. The Fund invests in securities of non-U.S. issuers, including non-U.S. dollar-denominated securities traded outside of the United States and U.S. dollar-denominated securities of non-U.S. issuers traded in the United States. Such securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. These risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

REAL ESTATE INVESTMENT RISK. The Fund invests in companies in the real estate industry. Therefore, the Fund is subject to the risks associated with investing in real estate, which may include, but are not limited to, fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in competition, property taxes, capital expenditures or operating expenses; and other economic, political or regulatory occurrences affecting companies in the real estate industry.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations, and the securities may be issued by companies concentrated in a particular industry if the Index is so concentrated. Therefore, the Fund will generally not sell a security because its issuer is in financial trouble, unless that security is removed or is anticipated to be removed from the Index.

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            FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND (FPA)
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SMALLER COMPANIES RISK. The Fund invests in small and/or mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than those of larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

ANNUAL TOTAL RETURN
The bar chart and table below illustrate the annual calendar year returns of the Fund based on net asset value for the past two years as well as the average annual Fund and Index returns for the one year and since inception periods ended December 31, 2013. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on net asset value compare to those of the Index and two specialized securities market indices. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND--TOTAL RETURNS

    CALENDAR YEAR TOTAL RETURNS AS OF 12/31

       PERFORMANCE YEAR    TOTAL RETURN
       ----------------    ------------
             2012             22.54%
             2013              3.83%

During the two-year period ended December 31, 2013, the Fund's highest and lowest calendar quarter returns were 13.96% and -10.95%, respectively, for the quarters ended September 30, 2013 and June 30, 2013. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

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            FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND (FPA)
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

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2013

                                                                                1 YEAR     SINCE INCEPTION
                                                                                              (4/18/2011)
     Return Before Taxes                                                        3.83%           -0.18%
     Return After Taxes on Distributions                                        2.73%           -1.05%
     Return After Taxes on Distributions and Sale of Shares                     2.14%           -0.50%
     Defined Asia Pacific Ex-Japan Index (reflects no deduction for
     fees, expenses or taxes)                                                   5.93%            0.83%
     S&P Asia Pacific Ex-Japan BMI Index (reflects no deduction for
     fees, expenses or taxes)                                                   4.22%            1.77%
     MSCI Pacific ex-Japan Index (reflects no deduction for
     fees, expenses or taxes)                                                   5.49%            3.33%

MANAGEMENT

   INVESTMENT ADVISOR
   First Trust Advisors L.P. ("First Trust" or the "Advisor")

   PORTFOLIO MANAGERS
   The Fund's portfolio is managed by a team (the "Investment Committee") consisting of:

        o Daniel J. Lindquist, Chairman of the Investment Committee and Managing Director of First Trust;

        o  Jon C. Erickson, Senior Vice President of First Trust;

        o David G. McGarel, Chief Investment Officer and Managing Director of First Trust;

        o  Roger F. Testin, Senior Vice President of First Trust; and

        o  Stan Ueland, Senior Vice President of First Trust.

   Each Investment Committee member has served as a part of the portfolio management team of the Fund since 2011.

PURCHASE AND SALE OF FUND SHARES
The Fund issues and redeems shares on a continuous basis, at net asset value, only in Creation Units consisting of 50,000 shares. The Fund's Creation Units are issued and redeemed for cash or in-kind for securities included in the Fund's portfolio and only to and from broker-dealers and large institutional investors that have entered into participation agreements. Individual shares may only be purchased and sold on NYSE Arca through a broker-dealer. Shares of the Fund will trade on NYSE Arca at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).

TAX INFORMATION
The Fund's distributions are taxable and will generally be taxed as ordinary income or capital gains. Distributions on shares held in a tax-deferred account, while not immediately taxable, will be subject to tax when the shares are no longer held in a tax-deferred account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), First Trust and First Trust Portfolios L.P., the Fund's distributor, may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

--------------------------------------------------------------------------------
                              SUMMARY INFORMATION
                 FIRST TRUST AUSTRALIA ALPHADEX(R) FUND (FAUS)
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The First Trust Australia AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Australia Index (the "Index").

FEES AND EXPENSES OF THE FUND
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

    SHAREHOLDER FEES (fees paid directly from your investment)
    Maximum Sales Charge (Load) Imposed on Purchases
       (as a percentage of offering price)                                None
    ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
          Management Fees                                                 0.80%
          Distribution and Service (12b-1) Fees (1)                       0.00%
          Other Expenses                                                  0.00%
                                                                         -------
          Total Annual Fund Operating Expenses                            0.80%

   EXAMPLE
   The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

   The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels until April 30, 2015, and thereafter at 1.05% to represent the imposition of the 12b-1 fee of 0.25% per annum of the Fund's average daily net assets. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

           1 YEAR             3 YEARS            5 YEARS           10 YEARS
             $82               $301               $547              $1,252

----------
   (1) Although the Fund has adopted a 12b-1 plan that permits it to pay up to 0.25% per annum, it will not pay 12b-1 fees at any time before April 30, 2015.

   PORTFOLIO TURNOVER
   The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 92% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund will normally invest at least 90% of its net assets plus the amount of any borrowings for investment purposes in stocks and/or depositary receipts that comprise the Index. The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation.

The Index is in the "Defined Index Series," a family of custom enhanced indices created, maintained and calculated by S&P Dow Jones Indices LLC ("SPDJI" or the "Index Provider"). The Index is a modified equal-dollar weighted index calculated by SPDJI based on select securities from the S&P Australia BMI Index (the "Base Index") that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. The Base Index is a comprehensive, rules-based index designed to measure stock market performance in Australia. The companies for the Base Index are selected based on these rules: all Australian securities that have (1) float adjusted

--------------------------------------------------------------------------------
                 FIRST TRUST AUSTRALIA ALPHADEX(R) FUND (FAUS)
--------------------------------------------------------------------------------

market values of $100 million or more; and (2) annual dollar value traded of at least $50 million. SPDJI creates and maintains the Base Index. Additional information regarding the Base Index is set forth under "Index Information." Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. As of March 31, 2014, the Index was comprised of 40 securities. The Index is rebalanced and reconstituted as of the last business day of the semi-annual periods ended June 30 and December 31. Changes to the Index will be effective at the open of trading on the ninth business day of the following month. The Index includes the securities of small and mid cap companies.

The Fund intends to invest entirely in securities included in the Index; however, there may also be instances in which the Fund may be underweighted or overweighted in certain securities in the Index, not invested in certain securities included in the Index, may purchase securities not in the Index that are appropriate to substitute for certain securities in the Index or utilize various combinations of the above techniques in seeking to track the Index.

PRINCIPAL RISKS
You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

AUSTRALIA INVESTMENT RISK. The Fund invests in securities issued by companies that are domiciled or operating in Australia. Investing in securities of Australian companies may involve additional risks. The Australian economy is heavily dependent on the Asian, European and U.S. markets. Reduced spending by any of these economies on Australian products may adversely affect the Australian market. Additionally, Australia is located in a geographic region that has historically been prone to natural disasters. The occurrence of a natural disaster in the region could negatively impact the Australian economy and affect the value of the securities held by the Fund.

CASH TRANSACTIONS RISK. The Fund may, under certain circumstances, effect a portion of creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an exchange-traded fund that effects its creations and redemption for in-kind securities. Because the Fund may effect a portion of redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of shares may result in capital gains or losses, and may also result in higher brokerage costs.

CURRENCY RISK. The Fund may hold investments that are denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund's investment and the value of Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

DEPOSITARY RECEIPTS RISK. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert shares into depositary receipts and vice versa. Such restrictions may cause shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

EQUITY SECURITIES RISK. Because the Fund invests in equity securities, the value of the Fund's shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as the current market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

FINANCIAL COMPANIES RISK. Financial companies are especially subject to the adverse effects of economic recession, currency exchange rates, government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall Fund share values could decline generally or could underperform other investments.

MATERIALS COMPANIES RISK. The Fund invests significantly in materials companies. General risks of the materials sector include the general state of the economy,

--------------------------------------------------------------------------------
                 FIRST TRUST AUSTRALIA ALPHADEX(R) FUND (FAUS)
--------------------------------------------------------------------------------

consolidation, domestic and international politics and excess capacity. In addition, basic materials companies may also be significantly affected by volatility of commodity prices, import controls, worldwide competition, liability for environmental damage, depletion of resources and mandated expenditures for safety and pollution control devices.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index. To the extent the Fund calculates its net asset value based on fair value prices and the value of its Index is based on securities closing prices on the applicable foreign exchange (i.e., the value of its Index is not based on fair value prices), the Fund's ability to track its Index may be adversely affected.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly concentrated in certain issuers.

NON-U.S. SECURITIES RISK. The Fund invests in securities of non-U.S. issuers, including non-U.S. dollar-denominated securities traded outside of the United States and U.S. dollar-denominated securities of non-U.S. issuers traded in the United States. Such securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards and less government supervision and regulation of exchanges in foreign countries.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations, and the securities may be issued by companies concentrated in a particular industry if the Index is so concentrated. Therefore, the Fund will generally not sell a security because its issuer is in financial trouble, unless that security is removed or is anticipated to be removed from the Index.

SMALLER COMPANIES RISK. The Fund invests in small and/or mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than those of larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

ANNUAL TOTAL RETURN
The bar chart and table below illustrate the annual calendar year return of the Fund based on net asset value for the past year as well as the average annual Fund and Index returns for the one year and since inception periods ended December 31, 2013. The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's average annual total returns based on net asset value compare to those of the Index and two specialized securities market indices. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

--------------------------------------------------------------------------------
                 FIRST TRUST AUSTRALIA ALPHADEX(R) FUND (FAUS)
--------------------------------------------------------------------------------

FIRST TRUST AUSTRALIA ALPHADEX(R) FUND--TOTAL RETURN

    CALENDAR YEAR TOTAL RETURNS AS OF 12/31

       PERFORMANCE YEAR    TOTAL RETURN
       ----------------    ------------
             2013             -.061%


During the year ended December 31, 2013, the Fund's highest and lowest calendar quarter returns were 11.84% and -16.33%, respectively, for the quarters ended September 30, 2013 and June 30, 2013. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2013

                                                                               1 YEAR      SINCE INCEPTION
                                                                                              (2/14/2012)
     Return Before Taxes                                                       -0.61%            4.65%
     Return After Taxes on Distributions                                       -2.05%            2.85%
     Return After Taxes on Distributions and Sale of Shares                    -0.32%            2.87%
     Defined Australia Index (reflects no deduction for fees,
     expenses or taxes)                                                         1.09%            5.28%
     S&P Australia BMI Index (reflects no deduction for fees,
     expenses or taxes)                                                         2.29%            6.44%
     MSCI Australia Index (reflects no deduction for fees,
     expenses or taxes)                                                         4.16%            8.78%

MANAGEMENT

   INVESTMENT ADVISOR
   First Trust Advisors L.P. ("First Trust" or the "Advisor")

   PORTFOLIO MANAGERS
   The Fund's portfolio is managed by a team (the "Investment Committee") consisting of:

        o Daniel J. Lindquist, Chairman of the Investment Committee and Managing Director of First Trust;

        o  Jon C. Erickson, Senior Vice President of First Trust;

        o David G. McGarel, Chief Investment Officer and Managing Director of First Trust;

        o  Roger F. Testin, Senior Vice President of First Trust; and

        o  Stan Ueland, Senior Vice President of First Trust.

   Each Investment Committee member has served as a part of the portfolio management team of the Fund since 2012.

--------------------------------------------------------------------------------
                 FIRST TRUST AUSTRALIA ALPHADEX(R) FUND (FAUS)
--------------------------------------------------------------------------------

PURCHASE AND SALE OF FUND SHARES
The Fund issues and redeems shares on a continuous basis, at net asset value, only in Creation Units consisting of 50,000 shares. The Fund's Creation Units are issued and redeemed for cash or in-kind for securities included in the Fund's portfolio and only to and from broker-dealers and large institutional investors that have entered into participation agreements. Individual shares may only be purchased and sold on NYSE Arca through a broker-dealer. Shares of the Fund will trade on NYSE Arca at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).

TAX INFORMATION
The Fund's distributions are taxable and will generally be taxed as ordinary income or capital gains. Distributions on shares held in a tax-deferred account, while not immediately taxable, will be subject to tax when the shares are no longer held in a tax-deferred account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), First Trust and First Trust Portfolios L.P., the Fund's distributor, may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

--------------------------------------------------------------------------------
                              SUMMARY INFORMATION
                   FIRST TRUST BRAZIL ALPHADEX(R) FUND (FBZ)
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The First Trust Brazil AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Brazil Index (the "Index").

FEES AND EXPENSES OF THE FUND
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

    SHAREHOLDER FEES (fees paid directly from your investment)
    Maximum Sales Charge (Load) Imposed on Purchases
       (as a percentage of offering price)                                None
    ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
          Management Fees                                                 0.80%
          Distribution and Service (12b-1) Fees (1)                       0.00%
          Other Expenses                                                  0.00%
                                                                         -------
          Total Annual Fund Operating Expenses                            0.80%

   EXAMPLE
   The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

   The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels until April 30, 2015, and thereafter at 1.05% to represent the imposition of the 12b-1 fee of 0.25% per annum of the Fund's average daily net assets. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

           1 YEAR             3 YEARS            5 YEARS           10 YEARS
             $82               $301               $547              $1,252

-------------
   (1) Although the Fund has adopted a 12b-1 plan that permits it to pay up to 0.25% per annum, it will not pay 12b-1 fees at any time before April 30, 2015.

   PORTFOLIO TURNOVER
   The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 85% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund will normally invest at least 90% of its net assets plus the amount of any borrowings for investment purposes in stocks that comprise the Index. The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation.

The Index is in the "Defined Index Series," a family of custom enhanced indices created, maintained and calculated by S&P Dow Jones Indices LLC ("SPDJI" or the "Index Provider"). The Index is a modified equal-dollar weighted index calculated by SPDJI based on select securities from the S&P Brazil BMI Index (the "Base Index") that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. The Base Index is a comprehensive, rules-based index designed to measure stock market performance in Brazil. The Base Index covers all publicly listed equities with float adjusted market values of $100 million or more and annual dollar value traded of at least $50 million. SPDJI creates and maintains the Base Index. Additional information regarding the Base Index is set forth under "Index

--------------------------------------------------------------------------------
                   FIRST TRUST BRAZIL ALPHADEX(R) FUND (FBZ)
--------------------------------------------------------------------------------

Information." Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. As of March 31, 2014, the Index was comprised of 50 securities. The Index is rebalanced and reconstituted as of the last business day of the semi-annual periods ended June 30 and December 31. Changes to the Index will be effective at the open of trading on the ninth business day of the following month. The Index includes the securities of small and mid cap companies.

The Fund intends to invest entirely in securities included in the Index; however, there may also be instances in which the Fund may be underweighted or overweighted in certain securities in the Index, not invested in certain securities included in the Index, may purchase securities not in the Index that are appropriate to substitute for certain securities in the Index or utilize various combinations of the above techniques in seeking to track the Index.

PRINCIPAL RISKS

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

BRAZIL INVESTMENT RISK. The Fund invests in companies that are operating in Brazil. Brazil has experienced substantial economic instability resulting from, among other things, periods of very high inflation, persistent structural public sector deficits and significant devaluations of its currency leading also to a high degree of price volatility in both the Brazilian equity and foreign currency markets. Brazilian companies may also be adversely affected by high interest and unemployment rates, and are particularly sensitive to fluctuations in commodity prices. Brazilian securities may also be subject to restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards and less government supervision and regulation of exchanges than in the United States. These risks may be heightened for securities of companies located in, or with significant operations in, an emerging market country like Brazil.

CASH TRANSACTIONS RISK. The Fund may, under certain circumstances, effect a portion of creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an exchange-traded fund that effects its creations and redemption for in-kind securities. Because the Fund may effect a portion of redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of shares may result in capital gains or losses, and may also result in higher brokerage costs.

CURRENCY RISK. The Fund may hold investments that are denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund's investment and the value of Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

DEPOSITARY RECEIPTS RISK. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert shares into depositary receipts and vice versa. Such restrictions may cause shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

EQUITY SECURITIES RISK. Because the Fund invests in equity securities, the value of the Fund's shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as the current market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall Fund share values could decline generally or could underperform other investments.

MATERIALS COMPANIES RISK. The Fund invests significantly in materials companies. General risks of the materials sector include the general state of the economy, consolidation, domestic and international politics and excess capacity. In addition, basic materials companies may also be significantly affected by volatility of commodity prices, import controls, worldwide competition, liability for environmental damage, depletion of resources and mandated expenditures for safety and pollution control devices.

--------------------------------------------------------------------------------
                   FIRST TRUST BRAZIL ALPHADEX(R) FUND (FBZ)
--------------------------------------------------------------------------------

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index. To the extent the Fund calculates its net asset value based on fair value prices and the value of its Index is based on securities closing prices on the applicable foreign exchange (i.e., the value of its Index is not based on fair value prices), the Fund's ability to track its Index may be adversely affected.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly concentrated in certain issuers.

NON-U.S. SECURITIES AND EMERGING MARKETS RISK. The Fund invests in securities of non-U.S. issuers, including non-U.S. dollar-denominated securities traded outside of the United States and U.S. dollar-denominated securities of non-U.S. issuers traded in the United States. Such securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. These risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations, and the securities may be issued by companies concentrated in a particular industry if the Index is so concentrated. Therefore, the Fund will generally not sell a security because its issuer is in financial trouble, unless that security is removed or is anticipated to be removed from the Index.

SMALLER COMPANIES RISK. The Fund invests in small and/or mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than those of larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

ANNUAL TOTAL RETURN
The bar chart and table below illustrate the annual calendar year returns of the Fund based on net asset value for the past two years as well as the average annual Fund and Index returns for the one year and since inception periods ended December 31, 2013. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on net asset value compare to those of the Index and two specialized securities market indices. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

--------------------------------------------------------------------------------
                   FIRST TRUST BRAZIL ALPHADEX(R) FUND (FBZ)
--------------------------------------------------------------------------------

FIRST TRUST BRAZIL ALPHADEX(R) FUND--TOTAL RETURNS

    CALENDAR YEAR TOTAL RETURNS AS OF 12/31

       PERFORMANCE YEAR    TOTAL RETURN
       ----------------    ------------
             2012              5.80%
             2013            -14.72%


During the two-year period ended December 31, 2013, the Fund's highest and lowest calendar quarter returns were 17.93% and -17.62%, respectively, for the quarters ended March 31, 2012 and June 30, 2013. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2013

                                                                                  1 YEAR      SINCE INCEPTION
                                                                                                 (4/18/2011)
     Return Before Taxes                                                         -14.72%          -11.94%
     Return After Taxes on Distributions                                         -15.69%          -12.90%
     Return After Taxes on Distributions and Sale of Shares                       -8.33%           -9.15%
     Defined Brazil Index (reflects no deduction for fees, expenses or taxes)    -13.92%          -10.87%
     S&P Brazil BMI Index (reflects no deduction for fees, expenses or taxes)    -16.58%          -13.18%
     MSCI Brazil Index (reflects no deduction for fees, expenses or taxes)       -16.04%          -14.12%

MANAGEMENT

   INVESTMENT ADVISOR
   First Trust Advisors L.P. ("First Trust" or the "Advisor")

   PORTFOLIO MANAGERS
   The Fund's portfolio is managed by a team (the "Investment Committee") consisting of:

        o Daniel J. Lindquist, Chairman of the Investment Committee and Managing Director of First Trust;

        o  Jon C. Erickson, Senior Vice President of First Trust;

        o David G. McGarel, Chief Investment Officer and Managing Director of First Trust;

        o  Roger F. Testin, Senior Vice President of First Trust; and

        o  Stan Ueland, Senior Vice President of First Trust.

   Each Investment Committee member has served as a part of the portfolio management team of the Fund since 2011.

PURCHASE AND SALE OF FUND SHARES
The Fund issues and redeems shares on a continuous basis, at net asset value, only in Creation Units consisting of 50,000 shares. The Fund's Creation Units are issued and redeemed for cash or in-kind for securities included in the Fund's portfolio and only to and from broker-dealers and large institutional investors that have entered into participation agreements. Individual shares may only be purchased and sold on NYSE Arca through a broker-dealer. Shares of the Fund will trade on NYSE Arca at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).

--------------------------------------------------------------------------------
                   FIRST TRUST BRAZIL ALPHADEX(R) FUND (FBZ)
--------------------------------------------------------------------------------

TAX INFORMATION
The Fund's distributions are taxable and will generally be taxed as ordinary income or capital gains. Distributions on shares held in a tax-deferred account, while not immediately taxable, will be subject to tax when the shares are no longer held in a tax-deferred account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), First Trust and First Trust Portfolios L.P., the Fund's distributor, may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

--------------------------------------------------------------------------------
                              SUMMARY INFORMATION
                   FIRST TRUST CANADA ALPHADEX(R) FUND (FCAN)
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The First Trust Canada AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Canada Index (the "Index").

FEES AND EXPENSES OF THE FUND
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

    SHAREHOLDER FEES (fees paid directly from your investment)
    Maximum Sales Charge (Load) Imposed on Purchases
       (as a percentage of offering price)                                None
    ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
          Management Fees                                                 0.80%
          Distribution and Service (12b-1) Fees (1)                       0.00%
          Other Expenses                                                  0.00%
                                                                         -------
          Total Annual Fund Operating Expenses                            0.80%

   EXAMPLE
   The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

   The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels until April 30, 2015, and thereafter at 1.05% to represent the imposition of the 12b-1 fee of 0.25% per annum of the Fund's average daily net assets. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

        1 YEAR             3 YEARS            5 YEARS           10 YEARS
          $82               $301               $547              $1,252

------------
   (1) Although the Fund has adopted a 12b-1 plan that permits it to pay up to 0.25% per annum, it will not pay 12b-1 fees at any time before April 30, 2015.

   PORTFOLIO TURNOVER
   The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 47% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund will normally invest at least 90% of its net assets plus the amount of any borrowings for investment purposes in stocks and/or depositary receipts that comprise the Index. The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation.

The Index is in the "Defined Index Series," a family of custom enhanced indices created, maintained and calculated by S&P Dow Jones Indices LLC ("SPDJI" or the "Index Provider"). The Index is a modified equal-dollar weighted index calculated by SPDJI based on select securities from the S&P Canada BMI Index (the "Base Index") that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. The Base Index is a comprehensive, rules-based index designed to measure stock market performance in Canada. The companies for the Base Index are selected based on these rules: all Canadian securities that have (1) float adjusted market values of $100 million or more; and (2) annual dollar value traded of at

--------------------------------------------------------------------------------
                   FIRST TRUST CANADA ALPHADEX(R) FUND (FCAN)
--------------------------------------------------------------------------------

least $50 million. SPDJI creates and maintains the Base Index. Additional information regarding the Base Index is set forth under "Index Information." Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. As of March 31, 2014, the Index was comprised of 39 securities. The Index is rebalanced and reconstituted as of the last business day of the semi-annual periods ended June 30 and December 31. Changes to the Index will be effective at the open of trading on the ninth business day of the following month. The Index includes the securities of small and mid cap companies.

The Fund intends to invest entirely in securities included in the Index; however, there may also be instances in which the Fund may be underweighted or overweighted in certain securities in the Index, not invested in certain securities included in the Index, may purchase securities not in the Index that are appropriate to substitute for certain securities in the Index or utilize various combinations of the above techniques in seeking to track the Index.

PRINCIPAL RISKS
You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

CANADA INVESTMENT RISK. The Fund invests in securities issued by companies that are domiciled or operating in Canada. Investing in securities of Canadian companies may involve additional risks. The Canadian and U.S. economies are closely integrated and Canada therefore relies on significant investment from U.S. sources. As a major producer of forest products, metals, agricultural products and energy-related products, Canada is very dependent on the demand for, and supply and price of, natural resources, and the Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources. Continued demands by the Province of Quebec for sovereignty could significantly affect the Canadian market, particularly if such demands are met. In addition, a small number of industries represent a large portion of the Canadian market.

CASH TRANSACTIONS RISK. The Fund may, under certain circumstances, effect a portion of creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an exchange-traded fund that effects its creations and redemption for in-kind securities. Because the Fund may effect a portion of redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of shares may result in capital gains or losses, and may also result in higher brokerage costs.

CURRENCY RISK. The Fund may hold investments that are denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund's investment and the value of Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

DEPOSITARY RECEIPTS RISK. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert shares into depositary receipts and vice versa. Such restrictions may cause shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

EQUITY SECURITIES RISK. Because the Fund invests in equity securities, the value of the Fund's shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as the current market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

ENERGY COMPANIES RISK. The Fund invests in the securities of energy companies, which include integrated oil companies that are involved in the exploration, production and refining process, gas distributors and pipeline-related companies and other energy companies involved with mining, producing and delivering energy-related services and drilling. General problems of energy companies include volatile fluctuations in price and supply of energy fuels, international politics, terrorist attacks, reduced demand, the success of exploration projects, clean-up and litigation costs relating to oil spills and environmental damage, and tax and other regulatory policies of various governments. Natural disasters, such as hurricanes in the Gulf of Mexico, also impact the petroleum industry. Oil production and refining companies are subject to extensive federal, state and local environmental laws and regulations regarding air emissions and the disposal of hazardous materials. In addition, oil prices are generally subject to extreme volatility.

--------------------------------------------------------------------------------
                   FIRST TRUST CANADA ALPHADEX(R) FUND (FCAN)
--------------------------------------------------------------------------------

FINANCIAL COMPANIES RISK. Financial companies are especially subject to the adverse effects of economic recession, currency exchange rates, government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall Fund share values could decline generally or could underperform other investments.

MATERIALS COMPANIES RISK. The Fund invests significantly in materials companies. General risks of the materials sector include the general state of the economy, consolidation, domestic and international politics and excess capacity. In addition, basic materials companies may also be significantly affected by volatility of commodity prices, import controls, worldwide competition, liability for environmental damage, depletion of resources and mandated expenditures for safety and pollution control devices.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index. To the extent the Fund calculates its net asset value based on fair value prices and the value of its Index is based on securities closing prices on the applicable foreign exchange (i.e., the value of its Index is not based on fair value prices), the Fund's ability to track its Index may be adversely affected.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly concentrated in certain issuers.

NON-U.S. SECURITIES RISK. The Fund invests in securities of non-U.S. issuers, including non-U.S. dollar-denominated securities traded outside of the United States and U.S. dollar-denominated securities of non-U.S. issuers traded in the United States. Such securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards and less government supervision and regulation of exchanges in foreign countries.

REAL ESTATE INVESTMENT RISK. The Fund invests in companies in the real estate industry. Therefore, the Fund is subject to the risks associated with investing in real estate, which may include, but are not limited to, fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in competition, property taxes, capital expenditures or operating expenses; and other economic, political or regulatory occurrences affecting companies in the real estate industry.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations, and the securities may be issued by companies concentrated in a particular industry if the Index is so concentrated. Therefore, the Fund will generally not sell a security because its issuer is in financial trouble, unless that security is removed or is anticipated to be removed from the Index.

SMALLER COMPANIES RISK. The Fund invests in small and/or mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than those of larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

ANNUAL TOTAL RETURN
The bar chart and table below illustrate the annual calendar year return of the Fund based on net asset value for the past year as well as the average annual Fund and Index returns for the one year and since inception periods ended December 31, 2013. The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's average annual total returns based on net asset value compare to those of the Index and two specialized

--------------------------------------------------------------------------------
                   FIRST TRUST CANADA ALPHADEX(R) FUND (FCAN)
--------------------------------------------------------------------------------

securities market indices. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

FIRST TRUST CANADA ALPHADEX(R) FUND--TOTAL RETURN

    CALENDAR YEAR TOTAL RETURNS AS OF 12/31

       PERFORMANCE YEAR    TOTAL RETURN
       ----------------    ------------
             2013             15.75%


During the year ended December 31, 2013, the Fund's highest and lowest calendar quarter returns were 9.49% and -2.26%, respectively, for the quarters ended September 30, 2013 and June 30, 2013. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2013

                                                                                 1 YEAR      SINCE INCEPTION
                                                                                                (2/14/2012)
     Return Before Taxes                                                         15.75%           12.20%
     Return After Taxes on Distributions                                         15.08%           11.59%
     Return After Taxes on Distributions and Sale of Shares                       8.90%            9.13%
     Defined Canada Index (reflects no deduction for fees, expenses or taxes)    16.70%           12.94%
     S&P Canada BMI Index (reflects no deduction for fees, expenses or taxes)     5.28%            3.94%
     MSCI Canada Index (reflects no deduction for fees, expenses or taxes)        5.63%            4.87%

MANAGEMENT

   INVESTMENT ADVISOR
   First Trust Advisors L.P. ("First Trust" or the "Advisor")

   PORTFOLIO MANAGERS
   The Fund's portfolio is managed by a team (the "Investment Committee") consisting of:

        o Daniel J. Lindquist, Chairman of the Investment Committee and Managing Director of First Trust;

        o  Jon C. Erickson, Senior Vice President of First Trust;

        o David G. McGarel, Chief Investment Officer and Managing Director of First Trust;

        o  Roger F. Testin, Senior Vice President of First Trust; and

        o  Stan Ueland, Senior Vice President of First Trust.

   Each Investment Committee member has served as a part of the portfolio management team of the Fund since 2012.

--------------------------------------------------------------------------------
                   FIRST TRUST CANADA ALPHADEX(R) FUND (FCAN)
--------------------------------------------------------------------------------

PURCHASE AND SALE OF FUND SHARES
The Fund issues and redeems shares on a continuous basis, at net asset value, only in Creation Units consisting of 50,000 shares. The Fund's Creation Units are issued and redeemed for cash or in-kind for securities included in the Fund's portfolio and only to and from broker-dealers and large institutional investors that have entered into participation agreements. Individual shares may only be purchased and sold on NYSE Arca through a broker-dealer. Shares of the Fund will trade on NYSE Arca at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).

TAX INFORMATION
The Fund's distributions are taxable and will generally be taxed as ordinary income or capital gains. Distributions on shares held in a tax-deferred account, while not immediately taxable, will be subject to tax when the shares are no longer held in a tax-deferred account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), First Trust and First Trust Portfolios L.P., the Fund's distributor, may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

--------------------------------------------------------------------------------
                              SUMMARY INFORMATION
                    FIRST TRUST CHINA ALPHADEX(R) FUND (FCA)
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The First Trust China AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined China Index (the "Index").

FEES AND EXPENSES OF THE FUND
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

    SHAREHOLDER FEES (fees paid directly from your investment)
    Maximum Sales Charge (Load) Imposed on Purchases
       (as a percentage of offering price)                                None
    ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
          Management Fees                                                 0.80%
          Distribution and Service (12b-1) Fees (1)                       0.00%
          Other Expenses                                                  0.00%
                                                                         -------
          Total Annual Fund Operating Expenses                            0.80%

   EXAMPLE
   The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

   The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels until April 30, 2015, and thereafter at 1.05% to represent the imposition of the 12b-1 fee of 0.25% per annum of the Fund's average daily net assets. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

               1 YEAR             3 YEARS            5 YEARS           10 YEARS
                 $82               $301               $547              $1,252

--------------
   (1) Although the Fund has adopted a 12b-1 plan that permits it to pay up to 0.25% per annum, it will not pay 12b-1 fees at any time before April 30, 2015.

   PORTFOLIO TURNOVER
   The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 110% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund will normally invest at least 90% of its net assets plus the amount of any borrowings for investment purposes in stocks that comprise the Index. The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation.

The Index is in the "Defined Index Series," a family of custom enhanced indices created, maintained and calculated by S&P Dow Jones Indices LLC ("SPDJI" or the "Index Provider"). The Index is a modified equal-dollar weighted index calculated by SPDJI based on select securities from the S&P China BMI Index (the "Base Index") that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. The Base Index is a comprehensive, rules-based index designed to measure stock market performance in China. The Base Index covers all publicly listed equities

--------------------------------------------------------------------------------
                    FIRST TRUST CHINA ALPHADEX(R) FUND (FCA)
--------------------------------------------------------------------------------

with float adjusted market values of $100 million or more and annual dollar value traded of at least $50 million. SPDJI creates and maintains the Base Index. Additional information regarding the Base Index is set forth under "Index Information." Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. As of March 31, 2014, the Index was comprised of 50 securities. The Index is rebalanced and reconstituted as of the last business day of the semi-annual periods ended June 30 and December 31. Changes to the Index will be effective at the open of trading on the ninth business day of the following month. The Index includes the securities of small and mid cap companies.

The Fund intends to invest entirely in securities included in the Index; however, there may also be instances in which the Fund may be underweighted or overweighted in certain securities in the Index, not invested in certain securities included in the Index, may purchase securities not in the Index that are appropriate to substitute for certain securities in the Index or utilize various combinations of the above techniques in seeking to track the Index.

PRINCIPAL RISKS
You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

CASH TRANSACTIONS RISK. The Fund may, under certain circumstances, effect a portion of creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an exchange-traded fund that effects its creations and redemption for in-kind securities. Because the Fund may effect a portion of redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of shares may result in capital gains or losses, and may also result in higher brokerage costs.

CHINA INVESTMENT RISK. The Fund invests in H shares, depositary receipts and U.S.-listed common stock of companies that are domiciled in China, including Hong Kong. Some Chinese companies are listed on both the Hong Kong Stock Exchange with H shares and the Shanghai Stock Exchange with A shares. Price differentials between H shares and A shares of the same company may be significant. Also, price fluctuations of A shares are limited to either 5% or 10% per trading day, while no such limitations exist for H shares. Investing in securities of companies in China involves additional risks, including, but not limited to: the economy of China differs, often unfavorably, from the economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment; the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership; and actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China. Furthermore, China's economy is dependent on the economies of other Asian countries and can be significantly affected by currency fluctuations and increasing competition from Asia's other emerging economies.

CONSUMER DISCRETIONARY COMPANIES RISK. The Fund invests in consumer discretionary companies, which are companies that provide non-essential goods and services, such as retailers, media companies and consumer services. These companies manufacture products and provide discretionary services directly to the consumer, and the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products in the marketplace.

CURRENCY RISK. The Fund may hold investments that are denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund's investment and the value of Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

DEPOSITARY RECEIPTS RISK. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert shares into depositary receipts and vice versa. Such restrictions may cause shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

EQUITY SECURITIES RISK. Because the Fund invests in equity securities, the value of the Fund's shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as the current market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

--------------------------------------------------------------------------------
                    FIRST TRUST CHINA ALPHADEX(R) FUND (FCA)
--------------------------------------------------------------------------------

FINANCIAL COMPANIES RISK. Financial companies are especially subject to the adverse effects of economic recession, currency exchange rates, government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall Fund share values could decline generally or could underperform other investments.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index. To the extent the Fund calculates its net asset value based on fair value prices and the value of its Index is based on securities closing prices on the applicable foreign exchange (i.e., the value of its Index is not based on fair value prices), the Fund's ability to track its Index may be adversely affected.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly concentrated in certain issuers.

NON-U.S. SECURITIES AND EMERGING MARKETS RISK. The Fund invests in securities of non-U.S. issuers, including non-U.S. dollar-denominated securities traded outside of the United States and U.S. dollar-denominated securities of non-U.S. issuers traded in the United States. Such securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. These risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

REAL ESTATE INVESTMENT RISK. The Fund invests in companies in the real estate industry. Therefore, the Fund is subject to the risks associated with investing in real estate, which may include, but are not limited to, fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in competition, property taxes, capital expenditures or operating expenses; and other economic, political or regulatory occurrences affecting companies in the real estate industry.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations, and the securities may be issued by companies concentrated in a particular industry if the Index is so concentrated. Therefore, the Fund will generally not sell a security because its issuer is in financial trouble, unless that security is removed or is anticipated to be removed from the Index.

SMALLER COMPANIES RISK. The Fund invests in small and/or mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than those of larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

ANNUAL TOTAL RETURN
The bar chart and table below illustrate the annual calendar year returns of the Fund based on net asset value for the past two years as well as the average annual Fund and Index returns for the one year and since inception periods ended December 31, 2013. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on net asset value compare to those of the Index and two specialized securities market indices. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed

--------------------------------------------------------------------------------
                    FIRST TRUST CHINA ALPHADEX(R) FUND (FCA)
--------------------------------------------------------------------------------

return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

FIRST TRUST CHINA ALPHADEX(R) FUND--TOTAL RETURNS

    CALENDAR YEAR TOTAL RETURNS AS OF 12/31

       PERFORMANCE YEAR    TOTAL RETURN
       ----------------    ------------
             2012             28.05%
             2013             -1.63%


During the two-year period ended December 31, 2013, the Fund's highest and lowest calendar quarter returns were 20.57% and -14.09%, respectively, for the quarters ended December 31, 2012 and June 30, 2013. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2013

                                                                                 1 YEAR      SINCE INCEPTION
                                                                                                (4/18/2011)
     Return Before Taxes                                                         -1.63%           -6.12%
     Return After Taxes on Distributions                                         -3.00%           -7.02%
     Return After Taxes on Distributions and Sale of Shares                      -1.03%           -4.97%
     Defined China Index (reflects no deduction for fees, expenses or taxes)      1.00%           -5.45%
     S&P China BMI Index (reflects no deduction for fees, expenses or taxes)     10.37%           -0.06%
     MSCI China Index (reflects no deduction for fees, expenses or taxes)         3.64%           -0.54%

MANAGEMENT

   INVESTMENT ADVISOR
   First Trust Advisors L.P. ("First Trust" or the "Advisor")

   PORTFOLIO MANAGERS
   The Fund's portfolio is managed by a team (the "Investment Committee") consisting of:

        o Daniel J. Lindquist, Chairman of the Investment Committee and Managing Director of First Trust;

        o  Jon C. Erickson, Senior Vice President of First Trust;

        o David G. McGarel, Chief Investment Officer and Managing Director of First Trust;

        o  Roger F. Testin, Senior Vice President of First Trust; and

        o  Stan Ueland, Senior Vice President of First Trust.

   Each Investment Committee member has served as a part of the portfolio management team of the Fund since 2011.

--------------------------------------------------------------------------------
                    FIRST TRUST CHINA ALPHADEX(R) FUND (FCA)
--------------------------------------------------------------------------------

PURCHASE AND SALE OF FUND SHARES
The Fund issues and redeems shares on a continuous basis, at net asset value, only in Creation Units consisting of 50,000 shares. The Fund's Creation Units are issued and redeemed for cash or in-kind for securities included in the Fund's portfolio and only to and from broker-dealers and large institutional investors that have entered into participation agreements. Individual shares may only be purchased and sold on NYSE Arca through a broker-dealer. Shares of the Fund will trade on NYSE Arca at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).

TAX INFORMATION
The Fund's distributions are taxable and will generally be taxed as ordinary income or capital gains. Distributions on shares held in a tax-deferred account, while not immediately taxable, will be subject to tax when the shares are no longer held in a tax-deferred account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), First Trust and First Trust Portfolios L.P., the Fund's distributor, may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

-------------------------------------------------------------------------------
                              SUMMARY INFORMATION
           FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND (FDT)
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The First Trust Developed Markets Ex-US AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Developed Markets Ex-US Index (the "Index").

FEES AND EXPENSES OF THE FUND
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

    SHAREHOLDER FEES (fees paid directly from your investment)
    Maximum Sales Charge (Load) Imposed on Purchases
       (as a percentage of offering price)                                None
    ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
          Management Fees                                                 0.80%
          Distribution and Service (12b-1) Fees (1)                       0.00%
          Other Expenses                                                  0.00%
                                                                         -------
          Total Annual Fund Operating Expenses                            0.80%

   EXAMPLE
   The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

   The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels until April 30, 2015, and thereafter at 1.05% to represent the imposition of the 12b-1 fee of 0.25% per annum of the Fund's average daily net assets. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 YEAR             3 YEARS            5 YEARS           10 YEARS
            $82               $301               $547              $1,252

---------
   (1) Although the Fund has adopted a 12b-1 plan that permits it to pay up to 0.25% per annum, it will not pay 12b-1 fees at any time before April 30, 2015.

   PORTFOLIO TURNOVER
   The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 109% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund will normally invest at least 90% of its net assets plus the amount of any borrowings for investment purposes in stocks that comprise the Index. The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation.

The Index is in the "Defined Index Series," a family of custom enhanced indices created, maintained and calculated by S&P Dow Jones Indices LLC ("SPDJI" or the "Index Provider"). The Index is a modified equal-dollar weighted index calculated by SPDJI based on select securities from the S&P Developed Markets Ex-US BMI Index (the "Base Index") that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. The Base Index is a comprehensive, rules-based index designed to measure stock market performance in developed markets excluding the United States. The Base Index covers all publicly listed equities with float adjusted market values of $100 million or more and annual dollar value traded of at least

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           FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND (FDT)
-------------------------------------------------------------------------------

$50 million. SPDJI creates and maintains the Base Index. Additional information regarding the Base Index is set forth under "Index Information." Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. As of March 31, 2014, the Index was comprised of 296 securities from 22 countries. The Index is rebalanced and reconstituted as of the last business day of the semi-annual periods ended March 31 and September 30. Changes to the Index will be effective at the open of trading on the ninth business day of the following month. The Index includes the securities of small and mid cap companies.

The Fund intends to invest entirely in securities included in the Index; however, there may also be instances in which the Fund may be underweighted or overweighted in certain securities in the Index, not invested in certain securities included in the Index, may purchase securities not in the Index that are appropriate to substitute for certain securities in the Index or utilize various combinations of the above techniques in seeking to track the Index.

PRINCIPAL RISKS
You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

CASH TRANSACTIONS RISK. The Fund may, under certain circumstances, effect a portion of creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an exchange-traded fund that effects its creations and redemption for in-kind securities. Because the Fund may effect a portion of redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of shares may result in capital gains or losses, and may also result in higher brokerage costs.

CONSUMER DISCRETIONARY COMPANIES RISK. The Fund invests in consumer discretionary companies, which are companies that provide non-essential goods and services, such as retailers, media companies and consumer services. These companies manufacture products and provide discretionary services directly to the consumer, and the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products in the marketplace.

CURRENCY RISK. The Fund may hold investments that are denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund's investment and the value of Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

DEPOSITARY RECEIPTS RISK. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert shares into depositary receipts and vice versa. Such restrictions may cause shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

EQUITY SECURITIES RISK. Because the Fund invests in equity securities, the value of the Fund's shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as the current market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

FINANCIAL COMPANIES RISK. Financial companies are especially subject to the adverse effects of economic recession, currency exchange rates, government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business.

INDUSTRIALS COMPANIES RISK. The Fund invests in industrials companies. Industrials companies convert unfinished goods into finished durables used to manufacture other goods or provide services. Some industrials companies are involved in electrical equipment and components, industrial products, manufactured housing and telecommunications equipment. General risks of industrials companies include the general state of the economy, intense competition, consolidation, domestic and international politics, excess capacity and consumer demand and spending trends. In addition, they may also be

-------------------------------------------------------------------------------
           FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND (FDT)
-------------------------------------------------------------------------------

significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, labor relations, government regulations and e-commerce initiatives.

JAPAN INVESTMENT RISK. The Fund invests in the stock of companies operating in Japan. Because Japan's economy and equity market share a strong correlation with the U.S. markets, the Japanese economy may be affected by economic problems in the United States. Japan also has a growing economic relationship with China and other Southeast Asian countries, and thus Japan's economy may also be affected by economic, political or social instability in those countries. Despite a strengthening in the economic relationship between Japan and China, the countries' political relationship has at times been strained in recent years. Should political tension increase, it could adversely affect the economy and destabilize the region as a whole. Japan also remains heavily dependent on oil imports, and higher commodity prices could therefore have a negative impact on the economy. Japanese securities may also be subject to lack of liquidity, excessive taxation, government seizure of assets, different legal or accounting standards and less government supervision and regulation of exchanges than in the United States. Furthermore, the natural disasters that have impacted Japan and the ongoing recovery efforts have had a negative effect on Japan's economy, and may continue to do so.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall Fund share values could decline generally or could underperform other investments.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index. To the extent the Fund calculates its net asset value based on fair value prices and the value of its Index is based on securities closing prices on the applicable foreign exchange (i.e., the value of its Index is not based on fair value prices), the Fund's ability to track its Index may be adversely affected.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly concentrated in certain issuers.

NON-U.S. SECURITIES RISK. The Fund invests in securities of non-U.S. issuers, including non-U.S. dollar-denominated securities traded outside of the United States and U.S. dollar-denominated securities of non-U.S. issuers traded in the United States. Such securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries.

REAL ESTATE INVESTMENT RISK. The Fund invests in companies in the real estate industry. Therefore, the Fund is subject to the risks associated with investing in real estate, which may include, but are not limited to, fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in competition, property taxes, capital expenditures or operating expenses; and other economic, political or regulatory occurrences affecting companies in the real estate industry.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations, and the securities may be issued by companies concentrated in a particular industry if the Index is so concentrated. Therefore, the Fund will generally not sell a security because its issuer is in financial trouble, unless that security is removed or is anticipated to be removed from the Index.

SMALLER COMPANIES RISK. The Fund invests in small and/or mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than those of larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

-------------------------------------------------------------------------------
           FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND (FDT)
-------------------------------------------------------------------------------

ANNUAL TOTAL RETURN
The bar chart and table below illustrate the annual calendar year returns of the Fund based on net asset value for the past two years as well as the average annual Fund and Index returns for the one year and since inception periods ended December 31, 2013. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on net asset value compare to those of the Index and two specialized securities market indices. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND--TOTAL RETURNS

    CALENDAR YEAR TOTAL RETURNS AS OF 12/31

       PERFORMANCE YEAR    TOTAL RETURN
       ----------------    ------------
             2012             16.97%
             2013             18.40%


During the two-year period ended December 31, 2013, the Fund's highest and lowest calendar quarter returns were 11.76% and -8.40%, respectively, for the quarters ended September 30, 2013 and June 30, 2012. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2013

                                                                               1 YEAR       SINCE INCEPTION
                                                                                              (4/18/2011)
     Return Before Taxes                                                       18.40%            3.42%
     Return After Taxes on Distributions                                       17.35%            2.63%
     Return After Taxes on Distributions and Sale of Shares                    10.37%            2.27%
     Defined Developed Markets Ex-US Index (reflects no deduction for
     fees, expenses or taxes)                                                  20.59%            4.39%
     S&P Developed Markets Ex-US BMI Index (reflects no deduction for
     fees, expenses or taxes)                                                  20.88%            6.87%
     MSCI World Ex-US Index (reflects no deduction for fees,
     expenses or taxes)                                                        21.02%            7.10%

-------------------------------------------------------------------------------
           FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND (FDT)
-------------------------------------------------------------------------------

MANAGEMENT

   INVESTMENT ADVISOR
   First Trust Advisors L.P. ("First Trust" or the "Advisor")

   PORTFOLIO MANAGERS
   The Fund's portfolio is managed by a team (the "Investment Committee") consisting of:

        o Daniel J. Lindquist, Chairman of the Investment Committee and Managing Director of First Trust;

        o  Jon C. Erickson, Senior Vice President of First Trust;

        o David G. McGarel, Chief Investment Officer and Managing Director of First Trust;

        o  Roger F. Testin, Senior Vice President of First Trust; and

        o  Stan Ueland, Senior Vice President of First Trust.

   Each Investment Committee member has served as a part of the portfolio management team of the Fund since 2011.

PURCHASE AND SALE OF FUND SHARES
The Fund issues and redeems shares on a continuous basis, at net asset value, only in Creation Units consisting of 50,000 shares. The Fund's Creation Units are issued and redeemed for cash or in-kind for securities included in the Fund's portfolio and only to and from broker-dealers and large institutional investors that have entered into participation agreements. Individual shares may only be purchased and sold on NYSE Arca through a broker-dealer. Shares of the Fund will trade on NYSE Arca at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).

TAX INFORMATION
The Fund's distributions are taxable and will generally be taxed as ordinary income or capital gains. Distributions on shares held in a tax-deferred account, while not immediately taxable, will be subject to tax when the shares are no longer held in a tax-deferred account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), First Trust and First Trust Portfolios L.P., the Fund's distributor, may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

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                              SUMMARY INFORMATION
      FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS)
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The First Trust Developed Markets ex-US Small Cap AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Developed Markets Small Cap Index (the "Index").

FEES AND EXPENSES OF THE FUND
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

    SHAREHOLDER FEES (fees paid directly from your investment)
    Maximum Sales Charge (Load) Imposed on Purchases
       (as a percentage of offering price)                                 None
    ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
          Management Fees                                                 0.80%
          Distribution and Service (12b-1) Fees (1)                       0.00%
          Other Expenses                                                  0.00%
                                                                          ------
          Total Annual Fund Operating Expenses                            0.80%

   EXAMPLE
   The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

   The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels until April 30, 2015, and thereafter at 1.05% to represent the imposition of the 12b-1 fee of 0.25% per annum of the Fund's average daily net assets. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

           1 YEAR             3 YEARS            5 YEARS           10 YEARS
             $82               $301               $547              $1,252

-----------------
   (1) Although the Fund has adopted a 12b-1 plan that permits it to pay up to 0.25% per annum, it will not pay 12b-1 fees at any time before April 30, 2015.

   PORTFOLIO TURNOVER
   The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 171% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund will normally invest at least 90% of its net assets plus the amount of any borrowings for investment purposes in stocks and/or depositary receipts that comprise the Index. The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation.

The Index is in the "Defined Index Series," a family of custom enhanced indices created, maintained and calculated by S&P Dow Jones Indices LLC ("SPDJI" or the "Index Provider"). The Index is a modified equal-dollar weighted index calculated by SPDJI based on select small cap securities from the S&P Developed Markets ex-US BMI Index (the "Base Index") that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. The Base Index is a comprehensive, rules-based index designed to measure stock market performance of companies in developed markets, excluding the United States. The companies for the Base Index are selected based on these rules: (1) all publicly listed equities with float adjusted market

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     FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS)
-------------------------------------------------------------------------------

values of $100 million or more; and (2) annual dollar value traded of at least $50 million. SPDJI creates and maintains the Base Index. Additional information regarding the Base Index is set forth under "Index Information." Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. As of March 31, 2014, the market cap range was $169.45 million to $4.80 billion. As of March 31, 2014, the Index was comprised of 396 securities. The Index is rebalanced and reconstituted as of the last business day of the semi-annual periods ended March 31 and September
30. Changes to the Index will be effective at the open of trading on the ninth business day of the following month.

The Fund intends to invest entirely in securities included in the Index; however, there may also be instances in which the Fund may be underweighted or overweighted in certain securities in the Index, not invested in certain securities included in the Index, may purchase securities not in the Index that are appropriate to substitute for certain securities in the Index or utilize various combinations of the above techniques in seeking to track the Index.

PRINCIPAL RISKS
You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

CASH TRANSACTIONS RISK. The Fund may, under certain circumstances, effect a portion of creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an exchange-traded fund that effects its creations and redemption for in-kind securities. Because the Fund may effect a portion of redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of shares may result in capital gains or losses, and may also result in higher brokerage costs.

CONSUMER DISCRETIONARY COMPANIES RISK. The Fund invests in consumer discretionary companies, which are companies that provide non-essential goods and services, such as retailers, media companies and consumer services. These companies manufacture products and provide discretionary services directly to the consumer, and the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products in the marketplace.

CURRENCY RISK. The Fund may hold investments that are denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund's investment and the value of Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

DEPOSITARY RECEIPTS RISK. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert shares into depositary receipts and vice versa. Such restrictions may cause shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

EQUITY SECURITIES RISK. Because the Fund invests in equity securities, the value of the Fund's shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as the current market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

INDUSTRIALS COMPANIES RISK. The Fund invests in industrials companies. Industrials companies convert unfinished goods into finished durables used to manufacture other goods or provide services. Some industrials companies are involved in electrical equipment and components, industrial products, manufactured housing and telecommunications equipment. General risks of industrials companies include the general state of the economy, intense competition, consolidation, domestic and international politics, excess capacity and consumer demand and spending trends. In addition, they may also be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, labor relations, government regulations and e-commerce initiatives.

JAPAN INVESTMENT RISK. The Fund may invest a significant portion of its assets in common stock of companies operating in Japan. Because Japan's economy and equity market share a strong correlation with the U.S. markets, the Japanese economy may be affected by economic problems in the United States. Japan also has a growing economic relationship with China and other Southeast Asian

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     FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS)
-------------------------------------------------------------------------------

countries, and thus Japan's economy may also be affected by economic, political or social instability in those countries. Despite a strengthening in the economic relationship between Japan and China, the countries' political relationship has at times been strained in recent years. Should political tension increase, it could adversely affect the economy and destabilize the region as a whole. Japan also remains heavily dependent on oil imports, and higher commodity prices could therefore have a negative impact on the economy. Japanese securities may also be subject to lack of liquidity, excessive taxation, government seizure of assets, different legal or accounting standards and less government supervision and regulation of exchanges than in the United States. Furthermore, the natural disasters that have impacted Japan and the ongoing recovery efforts have had a negative effect on Japan's economy, and may continue to do so.

MARKET CAPITALIZATION RISK. The Fund normally invests at least 90% of its assets in common stocks that comprise the Index. The securities of companies represented in the Index generally have market capitalizations that are consistent with the name of the Index. For purposes of determining the market capitalization range of such securities, the Fund will use the current range of the Index. However, the Fund will not be forced to sell a stock because the stock has exceeded or fallen below the current market capitalization range of the Index. Because of market movement, there can be no assurance that the securities in the Fund will stay within a given market capitalization range. As a result, the Fund may be exposed to additional risk or may not give investors the opportunity to invest fully in a given market capitalization range. Because the Fund invests in small capitalization companies, the Fund is more vulnerable to adverse general market or economic developments, may be less liquid, and may experience greater price volatility than larger, more established companies.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall Fund share values could decline generally or could underperform other investments.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index. To the extent the Fund calculates its net asset value based on fair value prices and the value of its Index is based on securities closing prices on the applicable foreign exchange (i.e., the value of its Index is not based on fair value prices), the Fund's ability to track its Index may be adversely affected.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly concentrated in certain issuers.

NON-U.S. SECURITIES RISK. The Fund invests in securities of non-U.S. issuers, including non-U.S. dollar-denominated securities traded outside of the United States and U.S. dollar-denominated securities of non-U.S. issuers traded in the United States. Such securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards and less government supervision and regulation of exchanges in foreign countries.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations, and the securities may be issued by companies concentrated in a particular industry if the Index is so concentrated. Therefore, the Fund will generally not sell a security because its issuer is in financial trouble, unless that security is removed or is anticipated to be removed from the Index.

SMALLER COMPANIES RISK. The Fund invests in small and/or mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than those of larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

ANNUAL TOTAL RETURN
The bar chart and table below illustrate the annual calendar year return of the Fund based on net asset value for the past year as well as the average annual Fund and Index returns for the one year and since inception periods ended December 31, 2013. The bar chart and table provide an indication of the risks of

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     FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS)
-------------------------------------------------------------------------------

investing in the Fund by showing how the Fund's average annual total returns based on net asset value compare to those of the Index and two specialized securities market indices. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND--TOTAL RETURN

    CALENDAR YEAR TOTAL RETURNS AS OF 12/31

       PERFORMANCE YEAR    TOTAL RETURN
       ----------------    ------------
             2013             22.56%


During the year ended December 31, 2013, the Fund's highest and lowest calendar quarter returns were 15.73% and -5.60%, respectively, for the quarters ended September 30, 2013 and June 30, 2013. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2013

                                                                               1 YEAR      SINCE INCEPTION
                                                                                              (2/15/2012)
     Return Before Taxes                                                       22.56%           13.52%
     Return After Taxes on Distributions                                       21.50%           12.29%
     Return After Taxes on Distributions and Sale of Shares                    12.71%            9.86%
     Defined Developed Markets ex-US Small Cap Index (reflects no
     deduction for fees, expenses or taxes)                                    26.10%           15.29%
     S&P Developed Markets ex-US Small Cap Index (reflects no
     deduction for fees, expenses or taxes)                                    25.56%           16.50%
     MSCI World ex US Small Cap Index (reflects no deduction for
     fees, expenses or taxes)                                                  25.55%           16.11%

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     FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS)
-------------------------------------------------------------------------------

MANAGEMENT

   INVESTMENT ADVISOR
   First Trust Advisors L.P. ("First Trust" or the "Advisor")

   PORTFOLIO MANAGERS
   The Fund's portfolio is managed by a team (the "Investment Committee") consisting of:

        o Daniel J. Lindquist, Chairman of the Investment Committee and Managing Director of First Trust;

        o  Jon C. Erickson, Senior Vice President of First Trust;

        o David G. McGarel, Chief Investment Officer and Managing Director of First Trust;

        o  Roger F. Testin, Senior Vice President of First Trust; and

        o  Stan Ueland, Senior Vice President of First Trust.

   Each Investment Committee member has served as a part of the portfolio management team of the Fund since 2012.

PURCHASE AND SALE OF FUND SHARES
The Fund issues and redeems shares on a continuous basis, at net asset value, only in Creation Units consisting of 50,000 shares. The Fund's Creation Units are issued and redeemed for cash or in-kind for securities included in the Fund's portfolio and only to and from broker-dealers and large institutional investors that have entered into participation agreements. Individual shares may only be purchased and sold on NYSE Arca through a broker-dealer. Shares of the Fund will trade on NYSE Arca at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).

TAX INFORMATION
The Fund's distributions are taxable and will generally be taxed as ordinary income or capital gains. Distributions on shares held in a tax-deferred account, while not immediately taxable, will be subject to tax when the shares are no longer held in a tax-deferred account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), First Trust and First Trust Portfolios L.P., the Fund's distributor, may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

-------------------------------------------------------------------------------
                              SUMMARY INFORMATION
              FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND (FEM)
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The First Trust Emerging Markets AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Emerging Markets Index (the "Index").

FEES AND EXPENSES OF THE FUND
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

    SHAREHOLDER FEES (fees paid directly from your investment)
    Maximum Sales Charge (Load) Imposed on Purchases
       (as a percentage of offering price)                                None
    ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
          Management Fees                                                 0.80%
          Distribution and Service (12b-1) Fees (1)                       0.00%
          Other Expenses                                                  0.00%
                                                                          ------
          Total Annual Fund Operating Expenses                            0.80%

   EXAMPLE
   The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

   The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels until April 30, 2015, and thereafter at 1.05% to represent the imposition of the 12b-1 fee of 0.25% per annum of the Fund's average daily net assets. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

             1 YEAR             3 YEARS            5 YEARS           10 YEARS
               $82               $301               $547              $1,252

--------------
   (1) Although the Fund has adopted a 12b-1 plan that permits it to pay up to 0.25% per annum, it will not pay 12b-1 fees at any time before April 30, 2015.

   PORTFOLIO TURNOVER
   The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 132% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund will normally invest at least 90% of its net assets plus the amount of any borrowings for investment purposes in stocks that comprise the Index. The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation.

The Index is in the "Defined Index Series," a family of custom enhanced indices created, maintained and calculated by S&P Dow Jones Indices LLC ("SPDJI" or the "Index Provider"). The Index is a modified equal-dollar weighted index calculated by SPDJI based on select securities from the S&P Emerging Markets BMI Index (the "Base Index") that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. The Base Index is a comprehensive, rules-based index designed to measure stock market performance in emerging markets. The Base Index covers all publicly listed equities with float adjusted market values of $100 million or more and annual dollar value traded of at least $50 million. SPDJI creates and maintains the Base Index. Additional information regarding the Base Index is set

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              FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND (FEM)
-------------------------------------------------------------------------------

forth under "Index Information." Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. As of March 31, 2014, the Index was comprised of 150 securities from 17 countries. The Index is rebalanced and reconstituted as of the last business day of the semi-annual periods ended March 31 and September 30. Changes to the Index will be effective at the open of trading on the ninth business day of the following month. The Index includes the securities of small and mid cap companies.

The Fund intends to invest entirely in securities included in the Index; however, there may also be instances in which the Fund may be underweighted or overweighted in certain securities in the Index, not invested in certain securities included in the Index, may purchase securities not in the Index that are appropriate to substitute for certain securities in the Index or utilize various combinations of the above techniques in seeking to track the Index.

PRINCIPAL RISKS
You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

BRAZIL INVESTMENT RISK. The Fund invests in companies that are operating in Brazil. Brazil has experienced substantial economic instability resulting from, among other things, periods of very high inflation, persistent structural public sector deficits and significant devaluations of its currency leading also to a high degree of price volatility in both the Brazilian equity and foreign currency markets. Brazilian companies may also be adversely affected by high interest and unemployment rates, and are particularly sensitive to fluctuations in commodity prices. Brazilian securities may also be subject to restrictions on foreign investment or exchange of securities, lack of liquidity, excessive taxation, government seizure of assets, different legal or accounting standards and less government supervision and regulation of exchanges than in the United States. These risks may be heightened for securities of companies located in, or with significant operations in, an emerging market country like Brazil.

CASH TRANSACTIONS RISK. The Fund may, under certain circumstances, effect a portion of creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an exchange-traded fund that effects its creations and redemption for in-kind securities. Because the Fund may effect a portion of redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of shares may result in capital gains or losses, and may also result in higher brokerage costs.

CHINA INVESTMENT RISK. The Fund invests in H shares, depositary receipts and U.S.-listed common stock of companies that are domiciled in China, including Hong Kong. Some Chinese companies are listed on both the Hong Kong Stock Exchange with H shares and the Shanghai Stock Exchange with A shares. Price differentials between H shares and A shares of the same company may be significant. Also, price fluctuations of A shares are limited to either 5% or 10% per trading day, while no such limitations exist for H shares. Investing in securities of companies in China involves additional risks, including, but not limited to: the economy of China differs, often unfavorably, from the economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment; the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership; and actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China. Furthermore, China's economy is dependent on the economies of other Asian countries and can be significantly affected by currency fluctuations and increasing competition from Asia's other emerging economies.

CURRENCY RISK. The Fund may hold investments that are denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund's investment and the value of Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

DEPOSITARY RECEIPTS RISK. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert shares into depositary receipts and vice versa. Such restrictions may cause shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

EQUITY SECURITIES RISK. Because the Fund invests in equity securities, the value of the Fund's shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the

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              FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND (FEM)
-------------------------------------------------------------------------------

general condition of the relevant stock market, such as the current market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

INFORMATION TECHNOLOGY COMPANIES RISK. The Fund invests in information technology companies, which are generally subject to the risks of rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards; and frequent new product introductions. Information technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, especially those which are Internet related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall Fund share values could decline generally or could underperform other investments.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index. To the extent the Fund calculates its net asset value based on fair value prices and the value of its Index is based on securities closing prices on the applicable foreign exchange (i.e., the value of its Index is not based on fair value prices), the Fund's ability to track its Index may be adversely affected.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly concentrated in certain issuers.

NON-U.S. SECURITIES AND EMERGING MARKETS RISK. The Fund invests in securities of non-U.S. issuers, including non-U.S. dollar-denominated securities traded outside of the United States and U.S. dollar-denominated securities of non-U.S. issuers traded in the United States. Such securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. These risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

REAL ESTATE INVESTMENT RISK. The Fund invests in companies in the real estate industry. Therefore, the Fund is subject to the risks associated with investing in real estate, which may include, but are not limited to, fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in competition, property taxes, capital expenditures or operating expenses; and other economic, political or regulatory occurrences affecting companies in the real estate industry.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations, and the securities may be issued by companies concentrated in a particular industry if the Index is so concentrated. Therefore, the Fund will generally not sell a security because its issuer is in financial trouble, unless that security is removed or is anticipated to be removed from the Index.

RUSSIA INVESTMENT RISK. The Fund invests in companies that are operating in Russia, which makes the Fund subject to certain risks, including a lack of developed legal structure governing private and foreign investments, the possible appropriation of the Fund's assets by the Russian government, and national policies that could restrict the Fund's ability to invest in Russian securities. The Fund may be affected unfavorably by political developments, social instability, changes in government policies and other political and economic developments in Russia. Recent Russian involvement in the Crimean peninsula of the Ukraine has further destabilized the region.

SMALLER COMPANIES RISK. The Fund invests in small and/or mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than those of larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

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              FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND (FEM)
-------------------------------------------------------------------------------

ANNUAL TOTAL RETURN

The bar chart and table below illustrate the annual calendar year returns of the Fund based on net asset value for the past two years as well as the average annual Fund and Index returns for the one year and since inception periods ended December 31, 2013. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on net asset value compare to those of the Index and two specialized securities market indices. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND--TOTAL RETURNS

    CALENDAR YEAR TOTAL RETURNS AS OF 12/31

       PERFORMANCE YEAR    TOTAL RETURN
       ----------------    ------------
             2012             21.03%
             2013             -3.35%


During the two-year period ended December 31, 2013, the Fund's highest and lowest calendar quarter returns were 17.23% and -10.55%, respectively, for the quarters ended March 31, 2012 and June 30, 2012. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2013

                                                                               1 YEAR      SINCE INCEPTION
                                                                                              (4/18/2011)
     Return Before Taxes                                                       -3.35%           -3.89%
     Return After Taxes on Distributions                                       -4.35%           -5.25%
     Return After Taxes on Distributions and Sale of Shares                    -1.79%           -3.78%
     Defined Emerging Markets Index (reflects no deduction for
     fees, expenses or taxes)                                                  -1.86%           -2.84%
     S&P Emerging Markets BMI Index (reflects no deduction for
     fees, expenses or taxes)                                                  -1.53%           -2.99%
     MSCI Emerging Markets Index (reflects no deduction for
     fees, expenses or taxes)                                                  -2.60%           -2.80%

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              FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND (FEM)
-------------------------------------------------------------------------------

MANAGEMENT

   INVESTMENT ADVISOR
   First Trust Advisors L.P. ("First Trust" or the "Advisor")

   PORTFOLIO MANAGERS
   The Fund's portfolio is managed by a team (the "Investment Committee") consisting of:

        o Daniel J. Lindquist, Chairman of the Investment Committee and Managing Director of First Trust;

        o  Jon C. Erickson, Senior Vice President of First Trust;

        o David G. McGarel, Chief Investment Officer and Managing Director of First Trust;

        o  Roger F. Testin, Senior Vice President of First Trust; and

        o  Stan Ueland, Senior Vice President of First Trust.

   Each Investment Committee member has served as a part of the portfolio management team of the Fund since 2011.

PURCHASE AND SALE OF FUND SHARES
The Fund issues and redeems shares on a continuous basis, at net asset value, only in Creation Units consisting of 50,000 shares. The Fund's Creation Units are issued and redeemed for cash or in-kind for securities included in the Fund's portfolio and only to and from broker-dealers and large institutional investors that have entered into participation agreements. Individual shares may only be purchased and sold on NYSE Arca through a broker-dealer. Shares of the Fund will trade on NYSE Arca at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).

TAX INFORMATION
The Fund's distributions are taxable and will generally be taxed as ordinary income or capital gains. Distributions on shares held in a tax-deferred account, while not immediately taxable, will be subject to tax when the shares are no longer held in a tax-deferred account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), First Trust and First Trust Portfolios L.P., the Fund's distributor, may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

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                              SUMMARY INFORMATION
         FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND (FEMS)
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The First Trust Emerging Markets Small Cap AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Emerging Markets Small Cap Index (the "Index").

FEES AND EXPENSES OF THE FUND
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

    SHAREHOLDER FEES (fees paid directly from your investment)
    Maximum Sales Charge (Load) Imposed on Purchases
       (as a percentage of offering price)                                None
    ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
          Management Fees                                                 0.80%
          Distribution and Service (12b-1) Fees (1)                       0.00%
          Other Expenses                                                  0.00%
                                                                         -------
          Total Annual Fund Operating Expenses                            0.80%

   EXAMPLE
   The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

   The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels until April 30, 2015, and thereafter at 1.05% to represent the imposition of the 12b-1 fee of 0.25% per annum of the Fund's average daily net assets. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

           1 YEAR             3 YEARS            5 YEARS           10 YEARS
             $82               $301               $547              $1,252

-------------
   (1) Although the Fund has adopted a 12b-1 plan that permits it to pay up to 0.25% per annum, it will not pay 12b-1 fees at any time before April 30, 2015.

   PORTFOLIO TURNOVER
   The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 144% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund will normally invest at least 90% of its net assets plus the amount of any borrowings for investment purposes in stocks and/or depositary receipts that comprise the Index. The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation.

The Index is in the "Defined Index Series," a family of custom enhanced indices created, maintained and calculated by S&P Dow Jones Indices LLC ("SPDJI" or the "Index Provider"). The Index is a modified equal-dollar weighted index calculated by SPDJI based on select small cap securities from the S&P Emerging Markets BMI Index (the "Base Index") that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. The Base Index is a comprehensive, rules-based index designed to measure stock market performance of companies in emerging markets. The companies for the Base Index are selected based on these rules: (1) all

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         FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND (FEMS)
-------------------------------------------------------------------------------

publicly listed equities with float adjusted market values of $100 million or more; and (2) annual dollar value traded of at least $50 million. SPDJI creates and maintains the Base Index. Additional information regarding the Base Index is set forth under "Index Information." Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. As of March 31, 2014, the market cap range was $244.7 million to $4.95 billion. As of March 31, 2014, the Index was comprised of 198 securities. The Index is rebalanced and reconstituted as of the last business day of the semi-annual periods ended March 31 and September 30. Changes to the Index will be effective at the open of trading on the ninth business day of the following month.

The Fund intends to invest entirely in securities included in the Index; however, there may also be instances in which the Fund may be underweighted or overweighted in certain securities in the Index, not invested in certain securities included in the Index, may purchase securities not in the Index that are appropriate to substitute for certain securities in the Index or utilize various combinations of the above techniques in seeking to track the Index.

PRINCIPAL RISKS
You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

CASH TRANSACTIONS RISK. The Fund may, under certain circumstances, effect a portion of creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an exchange-traded fund that effects its creations and redemption for in-kind securities. Because the Fund may effect a portion of redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of shares may result in capital gains or losses, and may also result in higher brokerage costs.

CONSUMER DISCRETIONARY COMPANIES RISK. The Fund invests in consumer discretionary companies, which are companies that provide non-essential goods and services, such as retailers, media companies and consumer services. These companies manufacture products and provide discretionary services directly to the consumer, and the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products in the marketplace.

CHINA INVESTMENT RISK. The Fund invests in H shares, depositary receipts and U.S.-listed common stock of companies that are domiciled in China, including Hong Kong. Some Chinese companies are listed on both the Hong Kong Stock Exchange with H shares and the Shanghai Stock Exchange with A shares. Price differentials between H shares and A shares of the same company may be significant. Also, price fluctuations of A shares are limited to either 5% or 10% per trading day, while no such limitations exist for H shares. Investing in securities of companies in China involves additional risks, including, but not limited to: the economy of China differs, often unfavorably, from the economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment; the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership; and actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China. Furthermore, China's economy is dependent on the economies of other Asian countries and can be significantly affected by currency fluctuations and increasing competition from Asia's other emerging economies.

CURRENCY RISK. The Fund may hold investments that are denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund's investment and the value of Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

DEPOSITARY RECEIPTS RISK. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert shares into depositary receipts and vice versa. Such restrictions may cause shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

EQUITY SECURITIES RISK. Because the Fund invests in equity securities, the value of the Fund's shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as the current market

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         FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND (FEMS)
-------------------------------------------------------------------------------

volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

FINANCIAL COMPANIES RISK. Financial companies are especially subject to the adverse effects of economic recession, currency exchange rates, government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business.

INFORMATION TECHNOLOGY COMPANIES RISK. The Fund invests in information technology companies, which are generally subject to the risks of rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards; and frequent new product introductions. Information technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, especially those which are Internet related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance.

MARKET CAPITALIZATION RISK. The Fund normally invests at least 90% of its assets in common stocks that comprise the Index. The securities of companies represented in the Index generally have market capitalizations that are consistent with the name of the Index. For purposes of determining the market capitalization range of such securities, the Fund will use the current range of the Index. However, the Fund will not be forced to sell a stock because the stock has exceeded or fallen below the current market capitalization range of the Index. Because of market movement, there can be no assurance that the securities in the Fund will stay within a given market capitalization range. As a result, the Fund may be exposed to additional risk or may not give investors the opportunity to invest fully in a given market capitalization range. Because the Fund invests in small capitalization companies, the Fund is more vulnerable to adverse general market or economic developments, may be less liquid, and may experience greater price volatility than larger, more established companies.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall Fund share values could decline generally or could underperform other investments.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index. To the extent the Fund calculates its net asset value based on fair value prices and the value of its Index is based on securities closing prices on the applicable foreign exchange (i.e., the value of its Index is not based on fair value prices), the Fund's ability to track its Index may be adversely affected.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly concentrated in certain issuers.

NON-U.S. SECURITIES AND EMERGING MARKET RISK. The Fund invests in securities of non-U.S. issuers, including non-U.S. dollar-denominated securities traded outside of the United States and U.S. dollar-denominated securities of non-U.S. issuers traded in the United States. Such securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards and less government supervision and regulation of exchanges in foreign countries. These risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations, and the securities may be issued by companies concentrated in a particular industry if the Index is so concentrated. Therefore, the Fund will generally not sell a security because its issuer is in financial trouble, unless that security is removed or is anticipated to be removed from the Index.

RUSSIA INVESTMENT RISK. The Fund invests in companies that are operating in Russia, which makes the Fund subject to certain risks, including a lack of developed legal structure governing private and foreign investments, the possible appropriation of the Fund's assets by the Russian government, and national policies that could restrict the Fund's ability to invest in Russian

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         FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND (FEMS)
-------------------------------------------------------------------------------

securities. The Fund may be affected unfavorably by political developments, social instability, changes in government policies and other political and economic developments in Russia. Recent Russian involvement in the Crimean peninsula of the Ukraine has further destabilized the region.

SMALLER COMPANIES RISK. The Fund invests in small and/or mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than those of larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

TAIWAN INVESTMENT RISK. The Fund may invest a significant portion of its assets in securities issued by companies that are domiciled or operating in Taiwan. Certain characteristics of Taiwan's economy and geographic location also subject the Fund to certain risks. Taiwan is a small island state with few raw material resources and limited land area and thus it relies heavily on imports for its commodity needs. Any fluctuations or shortages in the commodity markets could have a negative impact on the Taiwanese economy. Also, rising labor costs and increasing environmental consciousness have led some labor-intensive industries to relocate to countries with cheaper work forces, and continued labor outsourcing may adversely affect the Taiwanese economy. Taiwan's economy also is intricately linked with economies of other Asian countries, which are often emerging market economies that often experience over-extensions of credit, frequent and pronounced currency fluctuations, devaluations and restrictions, rising unemployment and fluctuations in inflation. Political and social unrest in other Asian countries could cause further economic and market uncertainty in Taiwan. In particular, the Taiwanese economy is dependent on the economies of Japan and China, and also the United States, and a reduction in purchases by any of them of Taiwanese products and services or negative changes in their economies would likely have an adverse impact on the Taiwanese economy. Taiwan's geographic proximity to the People's Republic of China and Taiwan's history of political contention with China have resulted in ongoing tensions with China, including the continual risk of military conflict with China. These tensions may materially affect the Taiwanese economy and securities markets.

ANNUAL TOTAL RETURN
The bar chart and table below illustrate the annual calendar year return of the Fund based on net asset value for the past year as well as the average annual Fund and Index returns for the one year and since inception periods ended December 31, 2013. The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's average annual total returns based on net asset value compare to those of the Index and two specialized securities market indices. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

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         FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND (FEMS)
-------------------------------------------------------------------------------

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND--TOTAL RETURN

    CALENDAR YEAR TOTAL RETURNS AS OF 12/31

       PERFORMANCE YEAR    TOTAL RETURN
       ----------------    ------------
             2013             5.65%


During the year ended December 31, 2013, the Fund's highest and lowest calendar quarter returns were 7.99% and -7.37%, respectively, for the quarters ended March 31, 2013 and June 30, 2013. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2013

                                                                               1 YEAR      SINCE INCEPTION
                                                                                              (2/15/2012)
     Return Before Taxes                                                        5.65%           11.22%
     Return After Taxes on Distributions                                        4.81%           10.26%
     Return After Taxes on Distributions and Sale of Shares                     3.18%            8.21%
     Defined Emerging Markets Small Cap Index (reflects no deduction
     for fees, expenses or taxes)                                               7.79%           12.21%
     S&P Emerging Markets SmallCap Index (reflects no deduction for
     fees, expenses or taxes)                                                   1.46%            3.77%
     MSCI Emerging Markets Small Cap Index (reflects no deduction for
     fees, expenses or taxes)                                                   1.04%            2.14%

MANAGEMENT

   INVESTMENT ADVISOR
   First Trust Advisors L.P. ("First Trust" or the "Advisor")

   PORTFOLIO MANAGERS
   The Fund's portfolio is managed by a team (the "Investment Committee") consisting of:

        o Daniel J. Lindquist, Chairman of the Investment Committee and Managing Director of First Trust;

        o  Jon C. Erickson, Senior Vice President of First Trust;

        o David G. McGarel, Chief Investment Officer and Managing Director of First Trust;

        o  Roger F. Testin, Senior Vice President of First Trust; and

        o  Stan Ueland, Senior Vice President of First Trust.

   Each Investment Committee member has served as a part of the portfolio management team of the Fund since 2012.

-------------------------------------------------------------------------------
         FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND (FEMS)
-------------------------------------------------------------------------------

PURCHASE AND SALE OF FUND SHARES
The Fund issues and redeems shares on a continuous basis, at net asset value, only in Creation Units consisting of 50,000 shares. The Fund's Creation Units are issued and redeemed for cash or in-kind for securities included in the Fund's portfolio and only to and from broker-dealers and large institutional investors that have entered into participation agreements. Individual shares may only be purchased and sold on NYSE Arca through a broker-dealer. Shares of the Fund will trade on NYSE Arca at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).

TAX INFORMATION
The Fund's distributions are taxable and will generally be taxed as ordinary income or capital gains. Distributions on shares held in a tax-deferred account, while not immediately taxable, will be subject to tax when the shares are no longer held in a tax-deferred account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), First Trust and First Trust Portfolios L.P., the Fund's distributor, may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

-------------------------------------------------------------------------------
                              SUMMARY INFORMATION
                   FIRST TRUST EUROPE ALPHADEX(R) FUND (FEP)
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The First Trust Europe AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Europe Index (the "Index").

FEES AND EXPENSES OF THE FUND
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

    SHAREHOLDER FEES (fees paid directly from your investment)
    Maximum Sales Charge (Load) Imposed on Purchases
       (as a percentage of offering price)                                None
    ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
          Management Fees                                                 0.80%
          Distribution and Service (12b-1) Fees (1)                       0.00%
          Other Expenses                                                  0.00%
                                                                         -------
          Total Annual Fund Operating Expenses                            0.80%

   EXAMPLE
   The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

   The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels until April 30, 2015, and thereafter at 1.05% to represent the imposition of the 12b-1 fee of 0.25% per annum of the Fund's average daily net assets. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

        1 YEAR             3 YEARS            5 YEARS           10 YEARS
          $82               $301               $547              $1,252

-----------------
   (1) Although the Fund has adopted a 12b-1 plan that permits it to pay up to 0.25% per annum, it will not pay 12b-1 fees at any time before April 30, 2015.

   PORTFOLIO TURNOVER
   The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 94% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund will normally invest at least 90% of its net assets plus the amount of any borrowings for investment purposes in stocks that comprise the Index. The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation.

The Index is in the "Defined Index Series," a family of custom enhanced indices created, maintained and calculated by S&P Dow Jones Indices LLC ("SPDJI" or the "Index Provider"). The Index is a modified equal-dollar weighted index calculated by SPDJI based on select securities from the S&P Europe BMI Index (the "Base Index") that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. The Base Index is a comprehensive, rules-based index designed to measure stock market performance in Europe. The Base Index covers all publicly listed equities with float adjusted market values of $100 million or more and annual dollar

-------------------------------------------------------------------------------
                   FIRST TRUST EUROPE ALPHADEX(R) FUND (FEP)
-------------------------------------------------------------------------------

value traded of at least $50 million. SPDJI creates and maintains the Base Index. Additional information regarding the Base Index is set forth under "Index Information." Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. As of March 31, 2014, the Index was comprised of 198 securities from 16 countries. The Index is rebalanced and reconstituted as of the last business day of the semi-annual periods ended March 31 and September 30. Changes to the Index will be effective at the open of trading on the ninth business day of the following month. The Index includes the securities of small and mid cap companies.

The Fund intends to invest entirely in securities included in the Index; however, there may also be instances in which the Fund may be underweighted or overweighted in certain securities in the Index, not invested in certain securities included in the Index, may purchase securities not in the Index that are appropriate to substitute for certain securities in the Index or utilize various combinations of the above techniques in seeking to track the Index.

PRINCIPAL RISKS
You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

CASH TRANSACTIONS RISK. The Fund may, under certain circumstances, effect a portion of creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an exchange-traded fund that effects its creations and redemption for in-kind securities. Because the Fund may effect a portion of redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of shares may result in capital gains or losses, and may also result in higher brokerage costs.

CONSUMER DISCRETIONARY COMPANIES RISK. The Fund invests in consumer discretionary companies, which are companies that provide non-essential goods and services, such as retailers, media companies and consumer services. These companies manufacture products and provide discretionary services directly to the consumer, and the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products in the marketplace.

CURRENCY RISK. The Fund may hold investments that are denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund's investment and the value of Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

DEPOSITARY RECEIPTS RISK. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert shares into depositary receipts and vice versa. Such restrictions may cause shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

EQUITY SECURITIES RISK. Because the Fund invests in equity securities, the value of the Fund's shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as the current market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

EUROPE INVESTMENT RISK. The Fund invests in securities issued by companies operating in Europe. The Fund is therefore subject to certain risks associated specifically with Europe. A significant number of countries in Europe are member states in the European Union, and the member states no longer control their own monetary policies by directing independent interest rates for their currencies. In these member states, the authority to direct monetary policies, including money supply and official interest rates for the Euro, is exercised by the European Central Bank. Furthermore, the European sovereign debt crisis and the related austerity measures in certain countries have had, and continues to have, a significant negative impact on the economies of certain European countries and their future economic outlooks.

FINANCIAL COMPANIES RISK. Financial companies are especially subject to the adverse effects of economic recession, currency exchange rates, government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business.

-------------------------------------------------------------------------------
                   FIRST TRUST EUROPE ALPHADEX(R) FUND (FEP)
-------------------------------------------------------------------------------

INDUSTRIALS COMPANIES RISK. The Fund invests in industrials companies. Industrials companies convert unfinished goods into finished durables used to manufacture other goods or provide services. Some industrials companies are involved in electrical equipment and components, industrial products, manufactured housing and telecommunications equipment. General risks of industrials companies include the general state of the economy, intense competition, consolidation, domestic and international politics, excess capacity and consumer demand and spending trends. In addition, they may also be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, labor relations, government regulations and e-commerce initiatives.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall Fund share values could decline generally or could underperform other investments.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index. To the extent the Fund calculates its net asset value based on fair value prices and the value of its Index is based on securities closing prices on the applicable foreign exchange (i.e., the value of its Index is not based on fair value prices), the Fund's ability to track its Index may be adversely affected.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly concentrated in certain issuers.

NON-U.S. SECURITIES RISK. The Fund invests in securities of non-U.S. issuers, including non-U.S. dollar-denominated securities traded outside of the United States and U.S. dollar-denominated securities of non-U.S. issuers traded in the United States. Such securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations, and the securities may be issued by companies concentrated in a particular industry if the Index is so concentrated. Therefore, the Fund will generally not sell a security because its issuer is in financial trouble, unless that security is removed or is anticipated to be removed from the Index.

SMALLER COMPANIES RISK. The Fund invests in small and/or mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than those of larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

ANNUAL TOTAL RETURN
The bar chart and table below illustrate the annual calendar year returns of the Fund based on net asset value for the past two years as well as the average annual Fund and Index returns for the one year and since inception periods ended December 31, 2013. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on net asset value compare to those of the Index and two specialized securities market indices. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.

-------------------------------------------------------------------------------
                   FIRST TRUST EUROPE ALPHADEX(R) FUND (FEP)
-------------------------------------------------------------------------------

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

FIRST TRUST EUROPE ALPHADEX(R) FUND--TOTAL RETURNS

    CALENDAR YEAR TOTAL RETURNS AS OF 12/31

       PERFORMANCE YEAR    TOTAL RETURN
       ----------------    ------------
             2012             21.98%
             2013             31.33%


During the two-year period ended December 31, 2013, the Fund's highest and lowest calendar quarter returns were 15.40% and -11.18%, respectively, for the quarters ended September 30, 2013 and June 30, 2012. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2013

                                                                                  1 YEAR      SINCE INCEPTION
                                                                                                 (4/18/2011)
     Return Before Taxes                                                          31.33%            7.26%
     Return After Taxes on Distributions                                          30.27%            6.36%
     Return After Taxes on Distributions and Sale of Shares                       17.63%            5.17%
     Defined Europe Index (reflects no deduction for fees, expenses or taxes)     33.51%            8.37%
     S&P Europe BMI Index (reflects no deduction for fees, expenses or taxes)     27.16%            9.30%
     MSCI Europe Index (reflects no deduction for fees, expenses or taxes)        25.23%            8.79%

MANAGEMENT

   INVESTMENT ADVISOR
   First Trust Advisors L.P. ("First Trust" or the "Advisor")

   PORTFOLIO MANAGERS
   The Fund's portfolio is managed by a team (the "Investment Committee") consisting of:

        o Daniel J. Lindquist, Chairman of the Investment Committee and Managing Director of First Trust;

        o  Jon C. Erickson, Senior Vice President of First Trust;

        o David G. McGarel, Chief Investment Officer and Managing Director of First Trust;

        o  Roger F. Testin, Senior Vice President of First Trust; and

        o  Stan Ueland, Senior Vice President of First Trust.

   Each Investment Committee member has served as a part of the portfolio management team of the Fund since 2011.

-------------------------------------------------------------------------------
                   FIRST TRUST EUROPE ALPHADEX(R) FUND (FEP)
-------------------------------------------------------------------------------

PURCHASE AND SALE OF FUND SHARES
The Fund issues and redeems shares on a continuous basis, at net asset value, only in Creation Units consisting of 50,000 shares. The Fund's Creation Units are issued and redeemed for cash or in-kind for securities included in the Fund's portfolio and only to and from broker-dealers and large institutional investors that have entered into participation agreements. Individual shares may only be purchased and sold on NYSE Arca through a broker-dealer. Shares of the Fund will trade on NYSE Arca at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).

TAX INFORMATION
The Fund's distributions are taxable and will generally be taxed as ordinary income or capital gains. Distributions on shares held in a tax-deferred account, while not immediately taxable, will be subject to tax when the shares are no longer held in a tax-deferred account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), First Trust and First Trust Portfolios L.P., the Fund's distributor, may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

-------------------------------------------------------------------------------
                              SUMMARY INFORMATION
                   FIRST TRUST GERMANY ALPHADEX(R) FUND (FGM)
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The First Trust Germany AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Germany Index (the "Index").

FEES AND EXPENSES OF THE FUND
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

    SHAREHOLDER FEES (fees paid directly from your investment)
    Maximum Sales Charge (Load) Imposed on Purchases
       (as a percentage of offering price)                                None
    ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
          Management Fees                                                 0.80%
          Distribution and Service (12b-1) Fees (1)                       0.00%
          Other Expenses                                                  0.00%
                                                                         -------
          Total Annual Fund Operating Expenses                            0.80%

   EXAMPLE
   The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

   The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels until April 30, 2015, and thereafter at 1.05% to represent the imposition of the 12b-1 fee of 0.25% per annum of the Fund's average daily net assets. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

             1 YEAR             3 YEARS            5 YEARS           10 YEARS
               $82               $301               $547              $1,252

------------
   (1) Although the Fund has adopted a 12b-1 plan that permits it to pay up to 0.25% per annum, it will not pay 12b-1 fees at any time before April 30, 2015.

     PORTFOLIO TURNOVER
   The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 50% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund will normally invest at least 90% of its net assets plus the amount of any borrowings for investment purposes in stocks and/or depositary receipts that comprise the Index. The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation.

The Index is in the "Defined Index Series," a family of custom enhanced indices created, maintained and calculated by S&P Dow Jones Indices LLC ("SPDJI" or the "Index Provider"). The Index is a modified equal-dollar weighted index calculated by SPDJI based on select securities from the S&P Germany BMI Index (the "Base Index") that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. The Base Index is a comprehensive, rules-based index designed to measure stock market performance in Germany. The companies for the Base Index are selected based on these rules: all German securities that have (1) float adjusted market values of $100 million or more; and (2) annual dollar value traded of at least

-------------------------------------------------------------------------------
                   FIRST TRUST GERMANY ALPHADEX(R) FUND (FGM)
-------------------------------------------------------------------------------

$50 million. SPDJI creates and maintains the Base Index. Additional information regarding the Base Index is set forth under "Index Information." Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. As of March 31, 2014, the Index was comprised of 40 securities. The Index is rebalanced and reconstituted as of the last business day of the semi-annual periods ended June 30 and December 31. Changes to the Index will be effective at the open of trading on the ninth business day of the following month. The Index includes the securities of small and mid cap companies.

The Fund intends to invest entirely in securities included in the Index; however, there may also be instances in which the Fund may be underweighted or overweighted in certain securities in the Index, not invested in certain securities included in the Index, may purchase securities not in the Index that are appropriate to substitute for certain securities in the Index or utilize various combinations of the above techniques in seeking to track the Index.

PRINCIPAL RISKS
You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

CASH TRANSACTIONS RISK. The Fund may, under certain circumstances, effect a portion of creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an exchange-traded fund that effects its creations and redemption for in-kind securities. Because the Fund may effect a portion of redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of shares may result in capital gains or losses, and may also result in higher brokerage costs.

CONSUMER DISCRETIONARY COMPANIES RISK. The Fund invests in consumer discretionary companies, which are companies that provide non-essential goods and services, such as retailers, media companies and consumer services. These companies manufacture products and provide discretionary services directly to the consumer, and the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products in the marketplace.

CURRENCY RISK. The Fund may hold investments that are denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund's investment and the value of Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

DEPOSITARY RECEIPTS RISK. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert shares into depositary receipts and vice versa. Such restrictions may cause shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

EQUITY SECURITIES RISK. Because the Fund invests in equity securities, the value of the Fund's shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as the current market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

GERMANY INVESTMENT RISK. The Fund invests in securities of companies that are domiciled or operating in Germany. Investing in securities of German companies involves additional risks, including, but not limited to: significant demographic challenges to sustained long-term growth; low fertility rates and declining net immigration putting pressure on the country's social welfare system; and the costly and time-consuming modernization and integration of the eastern German economy. Additionally, the European sovereign-debt crisis has resulted in a weakened Euro and has put into question the future financial prospects of Germany and the surrounding region.

INDUSTRIALS COMPANIES RISK. The Fund invests in industrials companies. Industrials companies convert unfinished goods into finished durables used to manufacture other goods or provide services. Some industrials companies are involved in electrical equipment and components, industrial products, manufactured housing and telecommunications equipment. General risks of industrials companies include the general state of the economy, intense competition, consolidation, domestic and international politics, excess capacity and consumer demand and spending trends. In addition, they may also be

-------------------------------------------------------------------------------
                   FIRST TRUST GERMANY ALPHADEX(R) FUND (FGM)
-------------------------------------------------------------------------------

significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, labor relations, government regulations and e-commerce initiatives.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall Fund share values could decline generally or could underperform other investments.

MATERIALS COMPANIES RISK. The Fund invests significantly in materials companies. General risks of the materials sector include the general state of the economy, consolidation, domestic and international politics and excess capacity. In addition, basic materials companies may also be significantly affected by volatility of commodity prices, import controls, worldwide competition, liability for environmental damage, depletion of resources and mandated expenditures for safety and pollution control devices.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index. To the extent the Fund calculates its net asset value based on fair value prices and the value of its Index is based on securities closing prices on the applicable foreign exchange (i.e., the value of its Index is not based on fair value prices), the Fund's ability to track its Index may be adversely affected.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly concentrated in certain issuers.

NON-U.S. SECURITIES RISK. The Fund invests in securities of non-U.S. issuers, including non-U.S. dollar-denominated securities traded outside of the United States and U.S. dollar-denominated securities of non-U.S. issuers traded in the United States. Such securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards and less government supervision and regulation of exchanges in foreign countries.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations, and the securities may be issued by companies concentrated in a particular industry if the Index is so concentrated. Therefore, the Fund will generally not sell a security because its issuer is in financial trouble, unless that security is removed or is anticipated to be removed from the Index.

SMALLER COMPANIES RISK. The Fund invests in small and/or mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than those of larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

ANNUAL TOTAL RETURN
The bar chart and table below illustrate the annual calendar year return of the Fund based on net asset value for the past year as well as the average annual Fund and Index returns for the one year and since inception periods ended December 31, 2013. The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's average annual total returns based on net asset value compare to those of the Index and two specialized securities market indices. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.

-------------------------------------------------------------------------------
                   FIRST TRUST GERMANY ALPHADEX(R) FUND (FGM)
-------------------------------------------------------------------------------

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

FIRST TRUST GERMANY ALPHADEX(R) FUND--TOTAL RETURN

    CALENDAR YEAR TOTAL RETURNS AS OF 12/31

       PERFORMANCE YEAR    TOTAL RETURN
       ----------------    ------------
             2013             26.61%


During the year ended December 31, 2013, the Fund's highest and lowest calendar quarter returns were 12.51% and -0.69%, respectively, for the quarters ended September 30, 2013 and March 31, 2013. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2013

                                                                               1 YEAR      SINCE INCEPTION
                                                                                              (2/14/2012)
     Return Before Taxes                                                       26.61%           21.05%
     Return After Taxes on Distributions                                       25.53%           20.16%
     Return After Taxes on Distributions and Sale of Shares                    14.93%           15.85%
     Defined Germany Index (reflects no deduction for fees,
     expenses or taxes)                                                        28.32%           21.57%
     S&P Germany BMI Index (reflects no deduction for fees,
     expenses or taxes)                                                        31.43%           23.48%
     MSCI Germany Index (reflects no deduction for fees,
     expenses or taxes)                                                        31.37%           23.67%

MANAGEMENT

   INVESTMENT ADVISOR
   First Trust Advisors L.P. ("First Trust" or the "Advisor")

   PORTFOLIO MANAGERS
   The Fund's portfolio is managed by a team (the "Investment Committee") consisting of:

        o Daniel J. Lindquist, Chairman of the Investment Committee and Managing Director of First Trust;

        o  Jon C. Erickson, Senior Vice President of First Trust;

        o David G. McGarel, Chief Investment Officer and Managing Director of First Trust;

        o  Roger F. Testin, Senior Vice President of First Trust; and

        o  Stan Ueland, Senior Vice President of First Trust.

   Each Investment Committee member has served as a part of the portfolio management team of the Fund since 2012.

-------------------------------------------------------------------------------
                   FIRST TRUST GERMANY ALPHADEX(R) FUND (FGM)
-------------------------------------------------------------------------------

PURCHASE AND SALE OF FUND SHARES
The Fund issues and redeems shares on a continuous basis, at net asset value, only in Creation Units consisting of 50,000 shares. The Fund's Creation Units are issued and redeemed for cash or in-kind for securities included in the Fund's portfolio and only to and from broker-dealers and large institutional investors that have entered into participation agreements. Individual shares may only be purchased and sold on NYSE Arca through a broker-dealer. Shares of the Fund will trade on NYSE Arca at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).

TAX INFORMATION
The Fund's distributions are taxable and will generally be taxed as ordinary income or capital gains. Distributions on shares held in a tax-deferred account, while not immediately taxable, will be subject to tax when the shares are no longer held in a tax-deferred account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), First Trust and First Trust Portfolios L.P., the Fund's distributor, may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

-------------------------------------------------------------------------------
                              SUMMARY INFORMATION
                  FIRST TRUST HONG KONG ALPHADEX(R) FUND (FHK)
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The First Trust Hong Kong AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Hong Kong Index (the "Index").

FEES AND EXPENSES OF THE FUND
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

    SHAREHOLDER FEES (fees paid directly from your investment)
    Maximum Sales Charge (Load) Imposed on Purchases
       (as a percentage of offering price)                                None
    ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
          Management Fees                                                 0.80%
          Distribution and Service (12b-1) Fees (1)                       0.00%
          Other Expenses                                                  0.00%
                                                                          ------
          Total Annual Fund Operating Expenses                            0.80%

   EXAMPLE
   The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

   The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels until April 30, 2015, and thereafter at 1.05% to represent the imposition of the 12b-1 fee of 0.25% per annum of the Fund's average daily net assets. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

         1 YEAR             3 YEARS            5 YEARS           10 YEARS
           $82               $301               $547              $1,252

------------
   (1) Although the Fund has adopted a 12b-1 plan that permits it to pay up to 0.25% per annum, it will not pay 12b-1 fees at any time before April 30, 2015.

   PORTFOLIO TURNOVER
   The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 57% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund will normally invest at least 90% of its net assets plus the amount of any borrowings for investment purposes in stocks and/or depositary receipts that comprise the Index. The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation.

The Index is in the "Defined Index Series," a family of custom enhanced indices created, maintained and calculated by S&P Dow Jones Indices LLC ("SPDJI" or the "Index Provider"). The Index is a modified equal-dollar weighted index calculated by SPDJI based on select securities from the S&P Hong Kong BMI Index (the "Base Index") that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. The Base Index is a comprehensive, rules-based index designed to measure stock market performance in Hong Kong. The companies for the Base Index are selected based on these rules: all Hong Kong securities that have (1) float adjusted

-------------------------------------------------------------------------------
                  FIRST TRUST HONG KONG ALPHADEX(R) FUND (FHK)
-------------------------------------------------------------------------------

market values of $100 million or more; and (2) annual dollar value traded of at least $50 million. SPDJI creates and maintains the Base Index. Additional information regarding the Base Index is set forth under "Index Information." Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. As of March 31, 2014, the Index was comprised of 40 securities. The Index is rebalanced and reconstituted as of the last business day of the semi-annual periods ended June 30 and December 31. Changes to the Index will be effective at the open of trading on the ninth business day of the following month. The Index includes the securities of small and mid cap companies.

The Fund intends to invest entirely in securities included in the Index; however, there may also be instances in which the Fund may be underweighted or overweighted in certain securities in the Index, not invested in certain securities included in the Index, may purchase securities not in the Index that are appropriate to substitute for certain securities in the Index or utilize various combinations of the above techniques in seeking to track the Index.

PRINCIPAL RISKS
You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

CASH TRANSACTIONS RISK. The Fund may, under certain circumstances, effect a portion of creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an exchange-traded fund that effects its creations and redemption for in-kind securities. Because the Fund may effect a portion of redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of shares may result in capital gains or losses, and may also result in higher brokerage costs.

CONSUMER DISCRETIONARY COMPANIES RISK. The Fund invests in consumer discretionary companies, which are companies that provide non-essential goods and services, such as retailers, media companies and consumer services. These companies manufacture products and provide discretionary services directly to the consumer, and the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products in the marketplace.

CURRENCY RISK. The Fund may hold investments that are denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund's investment and the value of Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

DEPOSITARY RECEIPTS RISK. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert shares into depositary receipts and vice versa. Such restrictions may cause shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

EQUITY SECURITIES RISK. Because the Fund invests in equity securities, the value of the Fund's shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as the current market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

FINANCIAL COMPANIES RISK. Financial companies are especially subject to the adverse effects of economic recession, currency exchange rates, government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business.

HONG KONG INVESTMENT RISK. The Fund invests in securities issued by companies that are domiciled or operating in Hong Kong and is therefore subject to certain risks associated specifically with Hong Kong, including Hong Kong's political and economic environment and the volatility of and the concentration of real estate companies listed on the Hong Kong Stock Exchange. Because of Hong Kong's reversion to China, any increase in uncertainty as to the economic and political status of Hong Kong or a deterioration of the relationship between China and the United States, could have negative implications on stocks listed on the Hong Kong Stock Exchange. Securities prices on the Hong Kong Stock Exchange can be highly volatile and are sensitive to developments in Hong Kong and China, as well as other world markets.

-------------------------------------------------------------------------------
                  FIRST TRUST HONG KONG ALPHADEX(R) FUND (FHK)
-------------------------------------------------------------------------------

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall Fund share values could decline generally or could underperform other investments.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index. To the extent the Fund calculates its net asset value based on fair value prices and the value of its Index is based on securities closing prices on the applicable foreign exchange (i.e., the value of its Index is not based on fair value prices), the Fund's ability to track its Index may be adversely affected.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly concentrated in certain issuers.

NON-U.S. SECURITIES RISK. The Fund invests in securities of non-U.S. issuers, including non-U.S. dollar-denominated securities traded outside of the United States and U.S. dollar-denominated securities of non-U.S. issuers traded in the United States. Such securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards and less government supervision and regulation of exchanges in foreign countries.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations, and the securities may be issued by companies concentrated in a particular industry if the Index is so concentrated. Therefore, the Fund will generally not sell a security because its issuer is in financial trouble, unless that security is removed or is anticipated to be removed from the Index.

SMALLER COMPANIES RISK. The Fund invests in small and/or mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than those of larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

ANNUAL TOTAL RETURN
The bar chart and table below illustrate the annual calendar year return of the Fund based on net asset value for the past year as well as the average annual Fund and Index returns for the one year and since inception periods ended December 31, 2013. The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's average annual total returns based on net asset value compare to those of the Index and two specialized securities market indices. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

-------------------------------------------------------------------------------
                  FIRST TRUST HONG KONG ALPHADEX(R) FUND (FHK)
-------------------------------------------------------------------------------

FIRST TRUST HONG KONG ALPHADEX(R) FUND--TOTAL RETURN

    CALENDAR YEAR TOTAL RETURNS AS OF 12/31

       PERFORMANCE YEAR    TOTAL RETURN
       ----------------    ------------
             2013             14.42%


During the year ended December 31, 2013, the Fund's highest and lowest calendar quarter returns were 7.82% and -6.73%, respectively, for the quarters ended September 30, 2013 and June 30, 2013. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2013

                                                                               1 YEAR      SINCE INCEPTION
                                                                                              (2/14/2012)
     Return Before Taxes                                                       14.42%           17.11%
     Return After Taxes on Distributions                                       13.22%           15.88%
     Return After Taxes on Distributions and Sale of Shares                     8.10%           12.66%
     Defined Hong Kong Index (reflects no deduction for fees,
     expenses or taxes)                                                        17.06%           18.43%
     S&P Hong Kong BMI Index (reflects no deduction for fees,
     expenses or taxes)                                                        10.64%           11.74%
     MSCI Hong Kong Index (reflects no deduction for fees,
     expenses or taxes)                                                        11.09%           12.88%


MANAGEMENT

   INVESTMENT ADVISOR
   First Trust Advisors L.P. ("First Trust" or the "Advisor")

   PORTFOLIO MANAGERS
   The Fund's portfolio is managed by a team (the "Investment Committee") consisting of:

        o Daniel J. Lindquist, Chairman of the Investment Committee and Managing Director of First Trust;

        o  Jon C. Erickson, Senior Vice President of First Trust;

        o David G. McGarel, Chief Investment Officer and Managing Director of First Trust;

        o  Roger F. Testin, Senior Vice President of First Trust; and

        o  Stan Ueland, Senior Vice President of First Trust.

   Each Investment Committee member has served as a part of the portfolio management team of the Fund since 2012.

-------------------------------------------------------------------------------
                  FIRST TRUST HONG KONG ALPHADEX(R) FUND (FHK)
-------------------------------------------------------------------------------

PURCHASE AND SALE OF FUND SHARES
The Fund issues and redeems shares on a continuous basis, at net asset value, only in Creation Units consisting of 50,000 shares. The Fund's Creation Units are issued and redeemed for cash or in-kind for securities included in the Fund's portfolio and only to and from broker-dealers and large institutional investors that have entered into participation agreements. Individual shares may only be purchased and sold on NYSE Arca through a broker-dealer. Shares of the Fund will trade on NYSE Arca at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).

TAX INFORMATION
The Fund's distributions are taxable and will generally be taxed as ordinary income or capital gains. Distributions on shares held in a tax-deferred account, while not immediately taxable, will be subject to tax when the shares are no longer held in a tax-deferred account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), First Trust and First Trust Portfolios L.P., the Fund's distributor, may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

-------------------------------------------------------------------------------
                              SUMMARY INFORMATION
                    FIRST TRUST JAPAN ALPHADEX(R) FUND (FJP)
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The First Trust Japan AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Japan Index (the "Index").

FEES AND EXPENSES OF THE FUND
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

    SHAREHOLDER FEES (fees paid directly from your investment)
    Maximum Sales Charge (Load) Imposed on Purchases
       (as a percentage of offering price)                                None
    ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
          Management Fees                                                 0.80%
          Distribution and Service (12b-1) Fees (1)                       0.00%
          Other Expenses                                                  0.00%
                                                                         -------
          Total Annual Fund Operating Expenses                            0.80%

   EXAMPLE
   The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

   The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels until April 30, 2015, and thereafter at 1.05% to represent the imposition of the 12b-1 fee of 0.25% per annum of the Fund's average daily net assets. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

              1 YEAR             3 YEARS            5 YEARS           10 YEARS
                $82               $301               $547              $1,252

---------------
   (1) Although the Fund has adopted a 12b-1 plan that permits it to pay up to 0.25% per annum, it will not pay 12b-1 fees at any time before April 30, 2015.

   PORTFOLIO TURNOVER
   The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 51% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund will normally invest at least 90% of its net assets plus the amount of any borrowings for investment purposes in stocks that comprise the Index. The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation.

The Index is in the "Defined Index Series," a family of custom enhanced indices created, maintained and calculated by S&P Dow Jones Indices LLC ("SPDJI" or the "Index Provider"). The Index is a modified equal-dollar weighted index calculated by SPDJI based on select securities from the S&P Japan BMI Index (the "Base Index") that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. The Base Index is a comprehensive, rules-based index designed to measure stock market performance in Japan. The Base Index covers all publicly listed equities with float adjusted market values of $100 million or more and annual dollar value traded of at least $50 million. SPDJI creates and maintains the Base Index. Additional information regarding the Base Index is set forth under "Index

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                    FIRST TRUST JAPAN ALPHADEX(R) FUND (FJP)
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Information." Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. As of March 31, 2014, the Index was comprised of 100 securities. The Index is rebalanced and reconstituted as of the last business day of the semi-annual periods ended June 30 and December 31. Changes to the Index will be effective at the open of trading on the ninth business day of the following month. The Index includes the securities of small and mid cap companies.

The Fund intends to invest entirely in securities included in the Index; however, there may also be instances in which the Fund may be underweighted or overweighted in certain securities in the Index, not invested in certain securities included in the Index, may purchase securities not in the Index that are appropriate to substitute for certain securities in the Index or utilize various combinations of the above techniques in seeking to track the Index.

PRINCIPAL RISKS
You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

CASH TRANSACTIONS RISK. The Fund may, under certain circumstances, effect a portion of creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an exchange-traded fund that effects its creations and redemption for in-kind securities. Because the Fund may effect a portion of redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of shares may result in capital gains or losses, and may also result in higher brokerage costs.

CONSUMER DISCRETIONARY COMPANIES RISK. The Fund invests in consumer discretionary companies, which are companies that provide non-essential goods and services, such as retailers, media companies and consumer services. These companies manufacture products and provide discretionary services directly to the consumer, and the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products in the marketplace.

CURRENCY RISK. The Fund may hold investments that are denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund's investment and the value of Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

DEPOSITARY RECEIPTS RISK. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert shares into depositary receipts and vice versa. Such restrictions may cause shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

EQUITY SECURITIES RISK. Because the Fund invests in equity securities, the value of the Fund's shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as the current market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

INDUSTRIALS COMPANIES RISK. The Fund invests in industrials companies. Industrials companies convert unfinished goods into finished durables used to manufacture other goods or provide services. Some industrials companies are involved in electrical equipment and components, industrial products, manufactured housing and telecommunications equipment. General risks of industrials companies include the general state of the economy, intense competition, consolidation, domestic and international politics, excess capacity and consumer demand and spending trends. In addition, they may also be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, labor relations, government regulations and e-commerce initiatives.

JAPAN INVESTMENT RISK. The Fund invests in the stock of companies operating in Japan. Because Japan's economy and equity market share a strong correlation with the U.S. markets, the Japanese economy may be affected by economic problems in the United States. Japan also has a growing economic relationship with China and other Southeast Asian countries, and thus Japan's economy may also be affected

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                    FIRST TRUST JAPAN ALPHADEX(R) FUND (FJP)
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by economic, political or social instability in those countries. Despite a strengthening in the economic relationship between Japan and China, the countries' political relationship has at times been strained in recent years. Should political tension increase, it could adversely affect the economy and destabilize the region as a whole. Japan also remains heavily dependent on oil imports, and higher commodity prices could therefore have a negative impact on the economy. Japanese securities may also be subject to lack of liquidity, excessive taxation, government seizure of assets, different legal or accounting standards and less government supervision and regulation of exchanges than in the United States. Furthermore, the natural disasters that have impacted Japan and the ongoing recovery efforts have had a negative effect on Japan's economy, and may continue to do so.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall Fund share values could decline generally or could underperform other investments.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index. To the extent the Fund calculates its net asset value based on fair value prices and the value of its Index is based on securities closing prices on the applicable foreign exchange (i.e., the value of its Index is not based on fair value prices), the Fund's ability to track its Index may be adversely affected.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly concentrated in certain issuers.

NON-U.S. SECURITIES RISK. The Fund invests in securities of non-U.S. issuers, including non-U.S. dollar-denominated securities traded outside of the United States and U.S. dollar-denominated securities of non-U.S. issuers traded in the United States. Such securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations, and the securities may be issued by companies concentrated in a particular industry if the Index is so concentrated. Therefore, the Fund will generally not sell a security because its issuer is in financial trouble, unless that security is removed or is anticipated to be removed from the Index.

SMALLER COMPANIES RISK. The Fund invests in small and/or mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than those of larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

ANNUAL TOTAL RETURN
The bar chart and table below illustrate the annual calendar year returns of the Fund based on net asset value for the past two years as well as the average annual Fund and Index returns for the one year and since inception periods ended December 31, 2013. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on net asset value compare to those of the Index and two specialized securities market indices. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.

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                    FIRST TRUST JAPAN ALPHADEX(R) FUND (FJP)
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Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

FIRST TRUST JAPAN ALPHADEX(R) FUND--TOTAL RETURNS

    CALENDAR YEAR TOTAL RETURNS AS OF 12/31

       PERFORMANCE YEAR    TOTAL RETURN
       ----------------    ------------
             2012             -4.60%
             2013             30.66%

During the two-year period ended December 31, 2013, the Fund's highest and lowest calendar quarter returns were 10.87% and -6.72%, respectively, for the quarters ended March 31, 2013 and June 30, 2012. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2013

                                                                                 1 YEAR      SINCE INCEPTION
                                                                                                (4/18/2011)
     Return Before Taxes                                                         30.66%            6.58%
     Return After Taxes on Distributions                                         30.23%            6.15%
     Return After Taxes on Distributions and Sale of Shares                      17.34%            4.88%
     Defined Japan Index (reflects no deduction for fees, expenses or taxes)     32.80%            6.89%
     S&P Japan BMI Index (reflects no deduction for fees, expenses or taxes)     26.50%            9.50%
     MSCI Japan Index (reflects no deduction for fees, expenses or taxes)        27.16%            9.44%

MANAGEMENT

   INVESTMENT ADVISOR
   First Trust Advisors L.P. ("First Trust" or the "Advisor")

   PORTFOLIO MANAGERS
   The Fund's portfolio is managed by a team (the "Investment Committee") consisting of:

        o Daniel J. Lindquist, Chairman of the Investment Committee and Managing Director of First Trust;

        o  Jon C. Erickson, Senior Vice President of First Trust;

        o David G. McGarel, Chief Investment Officer and Managing Director of First Trust;

        o  Roger F. Testin, Senior Vice President of First Trust; and

        o  Stan Ueland, Senior Vice President of First Trust.

   Each Investment Committee member has served as a part of the portfolio management team of the Fund since 2011.

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                    FIRST TRUST JAPAN ALPHADEX(R) FUND (FJP)
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PURCHASE AND SALE OF FUND SHARES
The Fund issues and redeems shares on a continuous basis, at net asset value, only in Creation Units consisting of 50,000 shares. The Fund's Creation Units are issued and redeemed for cash or in-kind for securities included in the Fund's portfolio and only to and from broker-dealers and large institutional investors that have entered into participation agreements. Individual shares may only be purchased and sold on NYSE Arca through a broker-dealer. Shares of the Fund will trade on NYSE Arca at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).

TAX INFORMATION
The Fund's distributions are taxable and will generally be taxed as ordinary income or capital gains. Distributions on shares held in a tax-deferred account, while not immediately taxable, will be subject to tax when the shares are no longer held in a tax-deferred account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), First Trust and First Trust Portfolios L.P., the Fund's distributor, may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

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                              SUMMARY INFORMATION
                FIRST TRUST LATIN AMERICA ALPHADEX(R) FUND (FLN)
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The First Trust Latin America AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Latin America Index (the "Index").

FEES AND EXPENSES OF THE FUND
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

    SHAREHOLDER FEES (fees paid directly from your investment)
    Maximum Sales Charge (Load) Imposed on Purchases
       (as a percentage of offering price)                                None
    ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
          Management Fees                                                 0.80%
          Distribution and Service (12b-1) Fees (1)                       0.00%
          Other Expenses                                                  0.00%
                                                                         -------
          Total Annual Fund Operating Expenses                            0.80%

   EXAMPLE
   The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

   The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels until April 30, 2015, and thereafter at 1.05% to represent the imposition of the 12b-1 fee of 0.25% per annum of the Fund's average daily net assets. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

        1 YEAR             3 YEARS            5 YEARS           10 YEARS
          $82               $301               $547              $1,252

------------
   (1) Although the Fund has adopted a 12b-1 plan that permits it to pay up to 0.25% per annum, it will not pay 12b-1 fees at any time before April 30, 2015.

   PORTFOLIO TURNOVER
   The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 138% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund will normally invest at least 90% of its net assets plus the amount of any borrowings for investment purposes in stocks that comprise the Index. The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation.

The Index is in the "Defined Index Series," a family of custom enhanced indices created, maintained and calculated by S&P Dow Jones Indices LLC ("SPDJI" or the "Index Provider"). The Index is a modified equal-dollar weighted index calculated by SPDJI based on select securities from the S&P Latin America BMI Index (the "Base Index") that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. The Base Index is a comprehensive, rules-based index designed to measure stock market performance in Latin America. The Base Index covers all publicly listed equities with float adjusted market values of $100 million or more and annual dollar value traded of at least $50 million. SPDJI creates and maintains the Base Index. Additional information regarding the Base Index is set

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                FIRST TRUST LATIN AMERICA ALPHADEX(R) FUND (FLN)
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forth under "Index Information." Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. As of March 31, 2014, the Index was comprised of 50 securities from 5 countries. The Index is rebalanced and reconstituted as of the last business day of the semi-annual periods ended March 31 and September 30. Changes to the Index will be effective at the open of trading on the ninth business day of the following month. The Index includes the securities of small and mid cap companies.

The Fund intends to invest entirely in securities included in the Index; however, there may also be instances in which the Fund may be underweighted or overweighted in certain securities in the Index, not invested in certain securities included in the Index, may purchase securities not in the Index that are appropriate to substitute for certain securities in the Index or utilize various combinations of the above techniques in seeking to track the Index.

PRINCIPAL RISKS
You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

BRAZIL INVESTMENT RISK. The Fund invests heavily in companies operating in Brazil. Brazil has experienced substantial economic instability resulting from, among other things, periods of very high inflation, persistent structural public sector deficits and significant devaluations of its currency leading also to a high degree of price volatility in both the Brazilian equity and foreign currency markets. Brazilian companies may also be adversely affected by high interest and unemployment rates, and are particularly sensitive to fluctuations in commodity prices. Brazilian securities may also be subject to restrictions on foreign investment or exchange of securities, lack of liquidity, excessive taxation, government seizure of assets, different legal or accounting standards and less government supervision and regulation of exchanges than in the United States. These risks may be heightened for securities of companies located in, or with significant operations in, an emerging market country like Brazil.

CASH TRANSACTIONS RISK. The Fund may, under certain circumstances, effect a portion of creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an exchange-traded fund that effects its creations and redemption for in-kind securities. Because the Fund may effect a portion of redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of shares may result in capital gains or losses, and may also result in higher brokerage costs.

CURRENCY RISK. The Fund may hold investments that are denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund's investment and the value of Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

DEPOSITARY RECEIPTS RISK. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert shares into depositary receipts and vice versa. Such restrictions may cause shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

EQUITY SECURITIES RISK. Because the Fund invests in equity securities, the value of the Fund's shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as the current market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

LATIN AMERICA INVESTMENT RISK. The Fund invests in securities issued by companies operating in Latin America. The Fund is therefore subject to certain risks associated specifically with this region. The value of Fund shares may be adversely affected by political, economic, and social instability; inadequate investor protection; changes in laws or regulations of countries within Latin America; international relations with other nations; natural disasters; corruption and military activity. The economies of many Latin American countries differ from the economies of more developed countries in many respects. Certain Latin American countries are highly dependent upon and may be affected by developments in the United States, Europe and other Latin American economies.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall Fund share values could decline generally or could underperform other investments.

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                FIRST TRUST LATIN AMERICA ALPHADEX(R) FUND (FLN)
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MATERIALS COMPANIES RISK. The Fund invests significantly in materials companies.
General risks of the materials sector include the general state of the economy, consolidation, domestic and international politics and excess capacity. In addition, basic materials companies may also be significantly affected by volatility of commodity prices, import controls, worldwide competition, liability for environmental damage, depletion of resources and mandated expenditures for safety and pollution control devices.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index. To the extent the Fund calculates its net asset value based on fair value prices and the value of its Index is based on securities closing prices on the applicable foreign exchange (i.e., the value of its Index is not based on fair value prices), the Fund's ability to track its Index may be adversely affected.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly concentrated in certain issuers.

NON-U.S. SECURITIES AND EMERGING MARKETS RISK. The Fund invests in securities of non-U.S. issuers, including non-U.S. dollar-denominated securities traded outside of the United States and U.S. dollar-denominated securities of non-U.S. issuers traded in the United States. Such securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. These risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations, and the securities may be issued by companies concentrated in a particular industry if the Index is so concentrated. Therefore, the Fund will generally not sell a security because its issuer is in financial trouble, unless that security is removed or is anticipated to be removed from the Index.

SMALLER COMPANIES RISK. The Fund invests in small and/or mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than those of larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

UTILITIES COMPANIES RISK. The Fund invests in the securities of utilities companies. General problems of utilities companies include the imposition of rate caps, increased competition due to deregulation, the difficulty in obtaining an adequate return on invested capital or in financing large construction projects, the limitations on operations and increased costs and delays attributable to environmental considerations and the capital market's ability to absorb utility debt. In addition, taxes, government regulation, international politics, price and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for utilities. All of such issuers have been experiencing certain of these problems in varying degrees.

ANNUAL TOTAL RETURN
The bar chart and table below illustrate the annual calendar year returns of the Fund based on net asset value for the past two years as well as the average annual Fund and Index returns for the one year and since inception periods ended December 31, 2013. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on net asset value compare to those of the Index and two specialized securities market indices. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and,

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                FIRST TRUST LATIN AMERICA ALPHADEX(R) FUND (FLN)
-------------------------------------------------------------------------------

therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

FIRST TRUST LATIN AMERICA ALPHADEX(R) FUND--TOTAL RETURNS

    CALENDAR YEAR TOTAL RETURNS AS OF 12/31

       PERFORMANCE YEAR    TOTAL RETURN
       ----------------    ------------
             2012             13.35%
             2013            -10.17%


During the two-year period ended December 31, 2013, the Fund's highest and lowest calendar quarter returns were 17.57% and -14.16%, respectively, for the quarters ended March 31, 2012 and June 30, 2013. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2013

                                                                               1 YEAR      SINCE INCEPTION
                                                                                              (4/18/2011)
     Return Before Taxes                                                      -10.17%           -5.78%
     Return After Taxes on Distributions                                      -10.93%           -6.75%
     Return After Taxes on Distributions and Sale of Shares                    -5.74%           -4.68%
     Defined Latin America Index (reflects no deduction for fees,
     expenses or taxes)                                                        -9.00%           -4.29%
     S&P Latin America BMI Index (reflects no deduction for fees,
     expenses or taxes)                                                       -13.03%           -8.19%
     MSCI EM Latin America Index (reflects no deduction for fees,
     expenses or taxes)                                                       -13.36%           -8.98%


MANAGEMENT

   INVESTMENT ADVISOR
   First Trust Advisors L.P. ("First Trust" or the "Advisor")

   PORTFOLIO MANAGERS
   The Fund's portfolio is managed by a team (the "Investment Committee") consisting of:

        o Daniel J. Lindquist, Chairman of the Investment Committee and Managing Director of First Trust;

        o  Jon C. Erickson, Senior Vice President of First Trust;

        o David G. McGarel, Chief Investment Officer and Managing Director of First Trust;

        o  Roger F. Testin, Senior Vice President of First Trust; and

        o  Stan Ueland, Senior Vice President of First Trust.

   Each Investment Committee member has served as a part of the portfolio management team of the Fund since 2011.

-------------------------------------------------------------------------------
                FIRST TRUST LATIN AMERICA ALPHADEX(R) FUND (FLN)
-------------------------------------------------------------------------------

PURCHASE AND SALE OF FUND SHARES
The Fund issues and redeems shares on a continuous basis, at net asset value, only in Creation Units consisting of 50,000 shares. The Fund's Creation Units are issued and redeemed for cash or in-kind for securities included in the Fund's portfolio and only to and from broker-dealers and large institutional investors that have entered into participation agreements. Individual shares may only be purchased and sold on NYSE Arca through a broker-dealer. Shares of the Fund will trade on NYSE Arca at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).

TAX INFORMATION
The Fund's distributions are taxable and will generally be taxed as ordinary income or capital gains. Distributions on shares held in a tax-deferred account, while not immediately taxable, will be subject to tax when the shares are no longer held in a tax-deferred account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), First Trust and First Trust Portfolios L.P., the Fund's distributor, may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

-------------------------------------------------------------------------------
                              SUMMARY INFORMATION
                 FIRST TRUST SOUTH KOREA ALPHADEX(R) FUND (FKO)
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The First Trust South Korea AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined South Korea Index (the "Index").

FEES AND EXPENSES OF THE FUND
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

    SHAREHOLDER FEES (fees paid directly from your investment)
    Maximum Sales Charge (Load) Imposed on Purchases
       (as a percentage of offering price)                                 None
    ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
          Management Fees                                                 0.80%
          Distribution and Service (12b-1) Fees (1)                       0.00%
          Other Expenses                                                  0.00%
                                                                         -------
          Total Annual Fund Operating Expenses                            0.80%

   EXAMPLE
   The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

   The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels until April 30, 2015, and thereafter at 1.05% to represent the imposition of the 12b-1 fee of 0.25% per annum of the Fund's average daily net assets. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

     1 YEAR             3 YEARS            5 YEARS           10 YEARS
       $82               $301               $547              $1,252

---------------
   (1) Although the Fund has adopted a 12b-1 plan that permits it to pay up to 0.25% per annum, it will not pay 12b-1 fees at any time before April 30, 2015.

   PORTFOLIO TURNOVER
   The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 66% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund will normally invest at least 90% of its net assets plus the amount of any borrowings for investment purposes in stocks that comprise the Index. The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation.

The Index is in the "Defined Index Series," a family of custom enhanced indices created, maintained and calculated by S&P Dow Jones Indices LLC ("SPDJI" or the "Index Provider"). The Index is a modified equal-dollar weighted index calculated by SPDJI based on select securities from the S&P South Korea BMI Index (the "Base Index") that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. The Base Index is a comprehensive, rules-based index designed to measure stock market performance in South Korea. The Base Index covers all publicly listed equities with float adjusted market values of $100 million or more and annual dollar value traded of at least $50 million. SPDJI creates and

-------------------------------------------------------------------------------
                 FIRST TRUST SOUTH KOREA ALPHADEX(R) FUND (FKO)
-------------------------------------------------------------------------------

maintains the Base Index. Additional information regarding the Base Index is set forth under "Index Information." Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. As of March 31, 2014, the Index was comprised of 50 securities. The Index is rebalanced and reconstituted as of the last business day of the semi-annual periods ended June 30 and December 31. Changes to the Index will be effective at the open of trading on the ninth business day of the following month. The Index includes the securities of small and mid cap companies.

The Fund intends to invest entirely in securities included in the Index; however, there may also be instances in which the Fund may be underweighted or overweighted in certain securities in the Index, not invested in certain securities included in the Index, may purchase securities not in the Index that are appropriate to substitute for certain securities in the Index or utilize various combinations of the above techniques in seeking to track the Index.

PRINCIPAL RISKS

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

CASH TRANSACTIONS RISK. The Fund may, under certain circumstances, effect a portion of creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an exchange-traded fund that effects its creations and redemption for in-kind securities. Because the Fund may effect a portion of redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of shares may result in capital gains or losses, and may also result in higher brokerage costs.

CONSUMER DISCRETIONARY COMPANIES RISK. The Fund invests in consumer discretionary companies, which are companies that provide non-essential goods and services, such as retailers, media companies and consumer services. These companies manufacture products and provide discretionary services directly to the consumer, and the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products in the marketplace.

CURRENCY RISK. The Fund may hold investments that are denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund's investment and the value of Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

DEPOSITARY RECEIPTS RISK. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert shares into depositary receipts and vice versa. Such restrictions may cause shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

EQUITY SECURITIES RISK. Because the Fund invests in equity securities, the value of the Fund's shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as the current market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

INDUSTRIALS COMPANIES RISK. The Fund invests in industrials companies. Industrials companies convert unfinished goods into finished durables used to manufacture other goods or provide services. Some industrials companies are involved in electrical equipment and components, industrial products, manufactured housing and telecommunications equipment. General risks of industrials companies include the general state of the economy, intense competition, consolidation, domestic and international politics, excess capacity and consumer demand and spending trends. In addition, they may also be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, labor relations, government regulations and e-commerce initiatives.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall Fund share values could decline generally or could underperform other investments.

-------------------------------------------------------------------------------
                 FIRST TRUST SOUTH KOREA ALPHADEX(R) FUND (FKO)
-------------------------------------------------------------------------------

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index. To the extent the Fund calculates its net asset value based on fair value prices and the value of its Index is based on securities closing prices on the applicable foreign exchange (i.e., the value of its Index is not based on fair value prices), the Fund's ability to track its Index may be adversely affected.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly concentrated in certain issuers.

NON-U.S. SECURITIES AND EMERGING MARKETS RISK. The Fund invests in securities of non-U.S. issuers, including non-U.S. dollar-denominated securities traded outside of the United States and U.S. dollar-denominated securities of non-U.S. issuers traded in the United States. Such securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. These risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations, and the securities may be issued by companies concentrated in a particular industry if the Index is so concentrated. Therefore, the Fund will generally not sell a security because its issuer is in financial trouble, unless that security is removed or is anticipated to be removed from the Index.

SMALLER COMPANIES RISK. The Fund invests in small and/or mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than those of larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

SOUTH KOREA INVESTMENT RISK. The Fund invests in the stock of companies that are domiciled in South Korea. The South Korean economy is dependent on the economies of Asia and the United States as key trading partners. Reduction in spending by these economies on South Korean products and services or negative changes in any of these economies, mainly in China or Southeast Asia, may cause an adverse impact on the South Korean economy. Furthermore, South Korea's economy is also dependent on the economies of other Asian countries and can be significantly affected by currency fluctuations and increasing competition from Asia's other low-cost emerging economies. Also, the political tensions with North Korea could escalate and lead to further uncertainty in the political and economic climate on the Korean peninsula. South Korean securities may also be subject to restrictions on foreign investment or exchange of securities, lack of liquidity, excessive taxation, government seizure of assets, different legal or accounting standards and less government supervision and regulation of exchanges than in the United States. These risks may be heightened for securities of companies located in, or with significant operations in, an emerging market country like South Korea.

ANNUAL TOTAL RETURN
The bar chart and table below illustrate the annual calendar year returns of the Fund based on net asset value for the past two years as well as the average annual Fund and Index returns for the one year and since inception periods ended December 31, 2013. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on net asset value compare to those of the Index and two specialized securities market indices. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.

-------------------------------------------------------------------------------
                 FIRST TRUST SOUTH KOREA ALPHADEX(R) FUND (FKO)
-------------------------------------------------------------------------------

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

FIRST TRUST SOUTH KOREA ALPHADEX(R) FUND--TOTAL RETURNS

    CALENDAR YEAR TOTAL RETURNS AS OF 12/31

       PERFORMANCE YEAR    TOTAL RETURN
       ----------------    ------------
             2012             17.32%
             2013              6.54%


During the two-year period ended December 31, 2013, the Fund's highest and lowest calendar quarter returns were 18.51% and -8.90%, respectively, for the quarters ended September 30, 2013 and June 30, 2013. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2013

                                                                               1 YEAR      SINCE INCEPTION
                                                                                              (4/18/2011)
     Return Before Taxes                                                        6.54%           -1.27%
     Return After Taxes on Distributions                                        6.19%           -1.84%
     Return After Taxes on Distributions and Sale of Shares                     3.69%           -1.20%
     Defined South Korea Index (reflects no deduction for fees,
     expenses or taxes)                                                         8.79%           -0.30%
     S&P South Korea BMI Index (reflects no deduction for fees,
     expenses or taxes)                                                         4.06%            1.14%
     MSCI South Korea Index (reflects no deduction for fees,
     expenses or taxes)                                                         3.94%            0.58%


MANAGEMENT

   INVESTMENT ADVISOR
   First Trust Advisors L.P. ("First Trust" or the "Advisor")

   PORTFOLIO MANAGERS
   The Fund's portfolio is managed by a team (the "Investment Committee") consisting of:

        o Daniel J. Lindquist, Chairman of the Investment Committee and Managing Director of First Trust;

        o  Jon C. Erickson, Senior Vice President of First Trust;

        o David G. McGarel, Chief Investment Officer and Managing Director of First Trust;

        o  Roger F. Testin, Senior Vice President of First Trust; and

        o  Stan Ueland, Senior Vice President of First Trust.

   Each Investment Committee member has served as a part of the portfolio management team of the Fund since 2011.

-------------------------------------------------------------------------------
                 FIRST TRUST SOUTH KOREA ALPHADEX(R) FUND (FKO)
-------------------------------------------------------------------------------

PURCHASE AND SALE OF FUND SHARES
The Fund issues and redeems shares on a continuous basis, at net asset value, only in Creation Units consisting of 50,000 shares. The Fund's Creation Units are issued and redeemed for cash or in-kind for securities included in the Fund's portfolio and only to and from broker-dealers and large institutional investors that have entered into participation agreements. Individual shares may only be purchased and sold on NYSE Arca through a broker-dealer. Shares of the Fund will trade on NYSE Arca at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).

TAX INFORMATION
The Fund's distributions are taxable and will generally be taxed as ordinary income or capital gains. Distributions on shares held in a tax-deferred account, while not immediately taxable, will be subject to tax when the shares are no longer held in a tax-deferred account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), First Trust and First Trust Portfolios L.P., the Fund's distributor, may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

-------------------------------------------------------------------------------
                              SUMMARY INFORMATION
                 FIRST TRUST SWITZERLAND ALPHADEX(R) FUND (FSZ)
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The First Trust Switzerland AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Switzerland Index (the "Index").

FEES AND EXPENSES OF THE FUND
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

    SHAREHOLDER FEES (fees paid directly from your investment)
    Maximum Sales Charge (Load) Imposed on Purchases
       (as a percentage of offering price)                                None
    ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
          Management Fees                                                 0.00%
                                                                          0.00%
          Other Expenses                                                  0.00%
                                                                         -------
          Total Annual Fund Operating Expenses                            0.80%

   EXAMPLE
   The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

   The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels until April 30, 2015, and thereafter at 1.05% to represent the imposition of the 12b-1 fee of 0.25% per annum of the Fund's average daily net assets. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

       1 YEAR             3 YEARS            5 YEARS           10 YEARS
         $82               $301               $547              $1,252

----------
   (1) Although the Fund has adopted a 12b-1 plan that permits it to pay up to 0.25% per annum, it will not pay 12b-1 fees at any time before April 30, 2015.

   PORTFOLIO TURNOVER
   The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 49% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund will normally invest at least 90% of its net assets plus the amount of any borrowings for investment purposes in stocks and/or depositary receipts that comprise the Index. The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation.

The Index is in the "Defined Index Series," a family of custom enhanced indices created, maintained and calculated by S&P Dow Jones Indices LLC ("SPDJI" or the "Index Provider"). The Index is a modified equal-dollar weighted index calculated by SPDJI based on select securities from the S&P Switzerland BMI Index (the "Base Index") that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. The Base Index is a comprehensive, rules-based index designed to measure stock market performance in Switzerland. The companies for the Base Index are selected based on these rules: all Swiss securities that have (1)

-------------------------------------------------------------------------------
                 FIRST TRUST SWITZERLAND ALPHADEX(R) FUND (FSZ)
-------------------------------------------------------------------------------

float adjusted market values of $100 million or more; and (2) annual dollar value traded of at least $50 million. SPDJI creates and maintains the Base Index. Additional information regarding the Base Index is set forth under "Index Information." Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. As of March 31, 2014, the Index was comprised of 40 securities. The Index is rebalanced and reconstituted as of the last business day of the semi-annual periods ended June 30 and December 31. Changes to the Index will be effective at the open of trading on the ninth business day of the following month. The Index includes the securities of small and mid cap companies.

The Fund intends to invest entirely in securities included in the Index; however, there may also be instances in which the Fund may be underweighted or overweighted in certain securities in the Index, not invested in certain securities included in the Index, may purchase securities not in the Index that are appropriate to substitute for certain securities in the Index or utilize various combinations of the above techniques in seeking to track the Index.

PRINCIPAL RISKS
You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

CASH TRANSACTIONS RISK. The Fund may, under certain circumstances, effect a portion of creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an exchange-traded fund that effects its creations and redemption for in-kind securities. Because the Fund may effect a portion of redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of shares may result in capital gains or losses, and may also result in higher brokerage costs.

CURRENCY RISK. The Fund may hold investments that are denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund's investment and the value of Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

DEPOSITARY RECEIPTS RISK. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert shares into depositary receipts and vice versa. Such restrictions may cause shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

EQUITY SECURITIES RISK. Because the Fund invests in equity securities, the value of the Fund's shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as the current market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

FINANCIAL COMPANIES RISK. Financial companies are especially subject to the adverse effects of economic recession, currency exchange rates, government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business.

INDUSTRIALS COMPANIES RISK. The Fund invests in industrials companies. Industrials companies convert unfinished goods into finished durables used to manufacture other goods or provide services. Some industrials companies are involved in electrical equipment and components, industrial products, manufactured housing and telecommunications equipment. General risks of industrials companies include the general state of the economy, intense competition, consolidation, domestic and international politics, excess capacity and consumer demand and spending trends. In addition, they may also be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, labor relations, government regulations and e-commerce initiatives.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall Fund share values could decline generally or could underperform other investments.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the

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                 FIRST TRUST SWITZERLAND ALPHADEX(R) FUND (FSZ)
-------------------------------------------------------------------------------

securities included in the Index. To the extent the Fund calculates its net asset value based on fair value prices and the value of its Index is based on securities closing prices on the applicable foreign exchange (i.e., the value of its Index is not based on fair value prices), the Fund's ability to track its Index may be adversely affected.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly concentrated in certain issuers.

NON-U.S. SECURITIES RISK. The Fund invests in securities of non-U.S. issuers, including non-U.S. dollar-denominated securities traded outside of the United States and U.S. dollar-denominated securities of non-U.S. issuers traded in the United States. Such securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards and less government supervision and regulation of exchanges in foreign countries.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations, and the securities may be issued by companies concentrated in a particular industry if the Index is so concentrated. Therefore, the Fund will generally not sell a security because its issuer is in financial trouble, unless that security is removed or is anticipated to be removed from the Index.

SMALLER COMPANIES RISK. The Fund invests in small and/or mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than those of larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

SWITZERLAND RISK. The Fund invests in securities issued by companies that are domiciled or operating in Switzerland and is therefore subject to certain risks associated with Switzerland and Europe as a whole. Although Switzerland is not a member of the EU, the Swiss economy is dependent on the economies of other European nations as key trading partners. Any reduction in spending by other European countries could have a negative effect on the Swiss economy. Additionally, the European sovereign-debt crisis has resulted in a weakened Euro and has put into question the future financial prospects of the surrounding region. The ongoing implementation of the EU provisions and Euro conversion process may materially impact revenues, expenses or income and increase competition for other European companies, which could have an effect on the Swiss economy, and in turn, the securities in which the Fund invests.

ANNUAL TOTAL RETURN
The bar chart and table below illustrate the annual calendar year return of the Fund based on net asset value for the past year as well as the average annual Fund and Index returns for the one year and since inception periods ended December 31, 2013. The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's average annual total returns based on net asset value compare to those of the Index and two specialized securities market indices. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

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                 FIRST TRUST SWITZERLAND ALPHADEX(R) FUND (FSZ)
-------------------------------------------------------------------------------

FIRST TRUST SWITZERLAND ALPHADEX(R) FUND--TOTAL RETURN

    CALENDAR YEAR TOTAL RETURNS AS OF 12/31

       PERFORMANCE YEAR    TOTAL RETURN
       ----------------    ------------
             2013             28.89%


During the year ended December 31, 2013, the Fund's highest and lowest calendar quarter returns were 12.01% and 2.14%, respectively, for the quarters ended September 30, 2013 and June 30, 2013. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2013

                                                                               1 YEAR      SINCE INCEPTION
                                                                                              (2/14/2012)
     Return Before Taxes                                                       28.89%           20.44%
     Return After Taxes on Distributions                                       27.62%           19.30%
     Return After Taxes on Distributions and Sale of Shares                    16.23%           15.27%
     Defined Switzerland Index (reflects no deduction for fees,
     expenses or taxes)                                                        30.99%           21.35%
     S&P Switzerland BMI Index (reflects no deduction for fees,
     expenses or taxes)                                                        27.50%           21.70%
     MSCI Switzerland Index (reflects no deduction for fees,
     expenses or taxes)                                                        26.61%           21.45%


MANAGEMENT

   INVESTMENT ADVISOR
   First Trust Advisors L.P. ("First Trust" or the "Advisor")

   PORTFOLIO MANAGERS
   The Fund's portfolio is managed by a team (the "Investment Committee") consisting of:

        o Daniel J. Lindquist, Chairman of the Investment Committee and Managing Director of First Trust;

        o  Jon C. Erickson, Senior Vice President of First Trust;

        o David G. McGarel, Chief Investment Officer and Managing Director of First Trust;

        o  Roger F. Testin, Senior Vice President of First Trust; and

        o  Stan Ueland, Senior Vice President of First Trust.

   Each Investment Committee member has served as a part of the portfolio management team of the Fund since 2012.

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                 FIRST TRUST SWITZERLAND ALPHADEX(R) FUND (FSZ)
-------------------------------------------------------------------------------

PURCHASE AND SALE OF FUND SHARES
The Fund issues and redeems shares on a continuous basis, at net asset value, only in Creation Units consisting of 50,000 shares. The Fund's Creation Units are issued and redeemed for cash or in-kind for securities included in the Fund's portfolio and only to and from broker-dealers and large institutional investors that have entered into participation agreements. Individual shares may only be purchased and sold on NYSE Arca through a broker-dealer. Shares of the Fund will trade on NYSE Arca at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).

TAX INFORMATION
The Fund's distributions are taxable and will generally be taxed as ordinary income or capital gains. Distributions on shares held in a tax-deferred account, while not immediately taxable, will be subject to tax when the shares are no longer held in a tax-deferred account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), First Trust and First Trust Portfolios L.P., the Fund's distributor, may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

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                              SUMMARY INFORMATION
                   FIRST TRUST TAIWAN ALPHADEX(R) FUND (FTW)
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The First Trust Taiwan AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Taiwan Index (the "Index").

FEES AND EXPENSES OF THE FUND
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

    SHAREHOLDER FEES (fees paid directly from your investment)
    Maximum Sales Charge (Load) Imposed on Purchases
       (as a percentage of offering price)                                None
    ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
          Management Fees                                                 0.80%
          Distribution and Service (12b-1) Fees (1)                       0.00%
          Other Expenses                                                  0.00%
                                                                         -------
          Total Annual Fund Operating Expenses                            0.80%

   EXAMPLE
   The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

   The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels until April 30, 2015, and thereafter at 1.05% to represent the imposition of the 12b-1 fee of 0.25% per annum of the Fund's average daily net assets. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

           1 YEAR             3 YEARS            5 YEARS           10 YEARS
             $82               $301               $547              $1,252

-------------
   (1) Although the Fund has adopted a 12b-1 plan that permits it to pay up to 0.25% per annum, it will not pay 12b-1 fees at any time before April 30, 2015.

   PORTFOLIO TURNOVER
   The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 70% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund will normally invest at least 90% of its net assets plus the amount of any borrowings for investment purposes in stocks and/or depositary receipts that comprise the Index. The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation.

The Index is in the "Defined Index Series," a family of custom enhanced indices created, maintained and calculated by S&P Dow Jones Indices LLC ("SPDJI" or the "Index Provider"). The Index is a modified equal-dollar weighted index calculated by SPDJI based on select securities from the S&P Taiwan BMI Index (the "Base Index") that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. The Base Index is a comprehensive, rules-based index designed to measure stock market performance in Taiwan. The companies for the Base Index are selected based on these rules: all Taiwanese securities that have (1) float adjusted market values of $100 million or more; and (2) annual dollar value traded of at

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                   FIRST TRUST TAIWAN ALPHADEX(R) FUND (FTW)
-------------------------------------------------------------------------------

least $50 million. SPDJI creates and maintains the Base Index. Additional information regarding the Base Index is set forth under "Index Information." Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. As of March 31, 2014, the Index was comprised of 40 securities. The Index is rebalanced and reconstituted as of the last business day of the semi-annual periods ended June 30 and December 31. Changes to the Index will be effective at the open of trading on the ninth business day of the following month. The Index includes the securities of small and mid cap companies.

The Fund intends to invest entirely in securities included in the Index; however, there may also be instances in which the Fund may be underweighted or overweighted in certain securities in the Index, not invested in certain securities included in the Index, may purchase securities not in the Index that are appropriate to substitute for certain securities in the Index or utilize various combinations of the above techniques in seeking to track the Index.

PRINCIPAL RISKS
You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

CASH TRANSACTIONS RISK. The Fund may, under certain circumstances, effect a portion of creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an exchange-traded fund that effects its creations and redemption for in-kind securities. Because the Fund may effect a portion of redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of shares may result in capital gains or losses, and may also result in higher brokerage costs.

CONSUMER DISCRETIONARY COMPANIES RISK. The Fund invests in consumer discretionary companies, which are companies that provide non-essential goods and services, such as retailers, media companies and consumer services. These companies manufacture products and provide discretionary services directly to the consumer, and the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products in the marketplace.

CURRENCY RISK. The Fund may hold investments that are denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund's investment and the value of Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

DEPOSITARY RECEIPTS RISK. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert shares into depositary receipts and vice versa. Such restrictions may cause shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

EQUITY SECURITIES RISK. Because the Fund invests in equity securities, the value of the Fund's shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as the current market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

INFORMATION TECHNOLOGY COMPANIES RISK. The Fund invests in information technology companies, which are generally subject to the risks of rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards; and frequent new product introductions. Information technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, especially those which are Internet related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance.

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                   FIRST TRUST TAIWAN ALPHADEX(R) FUND (FTW)
-------------------------------------------------------------------------------

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall Fund share values could decline generally or could underperform other investments.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index. To the extent the Fund calculates its net asset value based on fair value prices and the value of its Index is based on securities closing prices on the applicable foreign exchange (i.e., the value of its Index is not based on fair value prices), the Fund's ability to track its Index may be adversely affected.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly concentrated in certain issuers.

NON-U.S. SECURITIES AND EMERGING MARKET RISK. The Fund invests in securities of non-U.S. issuers, including non-U.S. dollar-denominated securities traded outside of the United States and U.S. dollar-denominated securities of non-U.S. issuers traded in the United States. Such securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards and less government supervision and regulation of exchanges in foreign countries. These risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations, and the securities may be issued by companies concentrated in a particular industry if the Index is so concentrated. Therefore, the Fund will generally not sell a security because its issuer is in financial trouble, unless that security is removed or is anticipated to be removed from the Index.

SMALLER COMPANIES RISK. The Fund invests in small and/or mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than those of larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

TAIWAN INVESTMENT RISK. The Fund invests in securities issued by companies that are domiciled or operating in Taiwan. Certain characteristics of Taiwan's economy and geographic location also subject the Fund to certain risks. Taiwan is a small island state with few raw material resources and limited land area and thus it relies heavily on imports for its commodity needs. Any fluctuations or shortages in the commodity markets could have a negative impact on the Taiwanese economy. Also, rising labor costs and increasing environmental consciousness have led some labor-intensive industries to relocate to countries with cheaper work forces, and continued labor outsourcing may adversely affect the Taiwanese economy. Taiwan's economy also is intricately linked with economies of other Asian countries, which are often emerging market economies that often experience over-extensions of credit, frequent and pronounced currency fluctuations, devaluations and restrictions, rising unemployment and fluctuations in inflation. Political and social unrest in other Asian countries could cause further economic and market uncertainty in Taiwan. In particular, the Taiwanese economy is dependent on the economies of Japan and China, and also the United States, and a reduction in purchases by any of them of Taiwanese products and services or negative changes in their economies would likely have an adverse impact on the Taiwanese economy. Taiwan's geographic proximity to the People's Republic of China and Taiwan's history of political contention with China have resulted in ongoing tensions with China, including the continual risk of military conflict with China. These tensions may materially affect the Taiwanese economy and securities markets.

ANNUAL TOTAL RETURN
The bar chart and table below illustrate the annual calendar year return of the Fund based on net asset value for the past year as well as the average annual Fund and Index returns for the one year and since inception periods ended December 31, 2013. The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's average annual total returns based on net asset value compare to those of the Index and two specialized

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                   FIRST TRUST TAIWAN ALPHADEX(R) FUND (FTW)
-------------------------------------------------------------------------------

securities market indices. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

FIRST TRUST TAIWAN ALPHADEX(R) FUND--TOTAL RETURN

    CALENDAR YEAR TOTAL RETURNS AS OF 12/31

       PERFORMANCE YEAR    TOTAL RETURN
       ----------------    ------------
             2013             9.80%


During the year ended December 31, 2013, the Fund's highest and lowest calendar quarter returns were 3.58% and 0.53%, respectively, for the quarters ended December 31, 2013 and June 30, 2013. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2013

                                                                               1 YEAR      SINCE INCEPTION
                                                                                              (2/14/2012)
     Return Before Taxes                                                        9.80%            5.49%
     Return After Taxes on Distributions                                        8.96%            4.60%
     Return After Taxes on Distributions and Sale of Shares                     5.53%            3.83%
     Defined Taiwan Index (reflects no deduction for fees,
     expenses or taxes)                                                        11.73%            6.72%
     S&P Taiwan BMI Index (reflects no deduction for fees,
     expenses or taxes)                                                        12.29%            7.26%
     MSCI Taiwan Index (reflects no deduction for fees,
     expenses or taxes)                                                         9.06%            6.68%

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                   FIRST TRUST TAIWAN ALPHADEX(R) FUND (FTW)
-------------------------------------------------------------------------------

MANAGEMENT

   INVESTMENT ADVISOR
   First Trust Advisors L.P. ("First Trust" or the "Advisor")

   PORTFOLIO MANAGERS
   The Fund's portfolio is managed by a team (the "Investment Committee") consisting of:

        o Daniel J. Lindquist, Chairman of the Investment Committee and Managing Director of First Trust;

        o  Jon C. Erickson, Senior Vice President of First Trust;

        o David G. McGarel, Chief Investment Officer and Managing Director of First Trust;

        o  Roger F. Testin, Senior Vice President of First Trust; and

        o  Stan Ueland, Senior Vice President of First Trust.

   Each Investment Committee member has served as a part of the portfolio management team of the Fund since 2012.

PURCHASE AND SALE OF FUND SHARES
The Fund issues and redeems shares on a continuous basis, at net asset value, only in Creation Units consisting of 50,000 shares. The Fund's Creation Units are issued and redeemed for cash or in-kind for securities included in the Fund's portfolio and only to and from broker-dealers and large institutional investors that have entered into participation agreements. Individual shares may only be purchased and sold on NYSE Arca through a broker-dealer. Shares of the Fund will trade on NYSE Arca at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).

TAX INFORMATION
The Fund's distributions are taxable and will generally be taxed as ordinary income or capital gains. Distributions on shares held in a tax-deferred account, while not immediately taxable, will be subject to tax when the shares are no longer held in a tax-deferred account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), First Trust and First Trust Portfolios L.P., the Fund's distributor, may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

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                              SUMMARY INFORMATION
               FIRST TRUST UNITED KINGDOM ALPHADEX(R) FUND (FKU)
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The First Trust United Kingdom AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined United Kingdom Index (the "Index").

FEES AND EXPENSES OF THE FUND
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

    SHAREHOLDER FEES (fees paid directly from your investment)
    Maximum Sales Charge (Load) Imposed on Purchases
       (as a percentage of offering price)                                None
    ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
          Management Fees                                                 0.80%
          Distribution and Service (12b-1) Fees (1)                       0.00%
          Other Expenses                                                  0.00%
                                                                         -------
          Total Annual Fund Operating Expenses                            0.80%

    EXAMPLE
   The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

   The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels until April 30, 2015, and thereafter at 1.05% to represent the imposition of the 12b-1 fee of 0.25% per annum of the Fund's average daily net assets. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

           1 YEAR             3 YEARS            5 YEARS           10 YEARS
             $82               $301               $547              $1,252

------------
   (1) Although the Fund has adopted a 12b-1 plan that permits it to pay up to 0.25% per annum, it will not pay 12b-1 fees at any time before April 30, 2015.

   PORTFOLIO TURNOVER
   The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 63% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund will normally invest at least 90% of its net assets plus the amount of any borrowings for investment purposes in stocks and/or depositary receipts that comprise the Index. The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation.

The Index is in the "Defined Index Series," a family of custom enhanced indices created, maintained and calculated by S&P Dow Jones Indices LLC ("SPDJI" or the "Index Provider"). The Index is a modified equal-dollar weighted index calculated by SPDJI based on select securities from the S&P United Kingdom BMI Index (the "Base Index") that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. The Base Index is a comprehensive, rules-based index designed to measure stock market performance in the United Kingdom. The companies for the


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               FIRST TRUST UNITED KINGDOM ALPHADEX(R) FUND (FKU)
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Base Index are selected based on these rules: all United Kingdom securities that have (1) float adjusted market values of $100 million or more; and (2) annual dollar value traded of at least $50 million. S&P creates and maintains the Base Index. Additional information regarding the Base Index is set forth under "Index Information." Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. As of March
31, 2014, the Index was comprised of 74 securities. The Index is rebalanced and reconstituted as of the last business day of the semi-annual periods ended June 30 and December 31. Changes to the Index will be effective at the open of trading on the ninth business day of the following month. The Index includes the securities of small and mid cap companies.

The Fund intends to invest entirely in securities included in the Index; however, there may also be instances in which the Fund may be underweighted or overweighted in certain securities in the Index, not invested in certain securities included in the Index, may purchase securities not in the Index that are appropriate to substitute for certain securities in the Index or utilize various combinations of the above techniques in seeking to track the Index.

PRINCIPAL RISKS
You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

CASH TRANSACTIONS RISK. The Fund may, under certain circumstances, effect a portion of creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an exchange-traded fund that effects its creations and redemption for in-kind securities. Because the Fund may effect a portion of redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of shares may result in capital gains or losses, and may also result in higher brokerage costs.

CONSUMER DISCRETIONARY COMPANIES RISK. The Fund invests in consumer discretionary companies, which are companies that provide non-essential goods and services, such as retailers, media companies and consumer services. These companies manufacture products and provide discretionary services directly to the consumer, and the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products in the marketplace.

CURRENCY RISK. The Fund may hold investments that are denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund's investment and the value of Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

DEPOSITARY RECEIPTS RISK. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert shares into depositary receipts and vice versa. Such restrictions may cause shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

EQUITY SECURITIES RISK. Because the Fund invests in equity securities, the value of the Fund's shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as the current market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

FINANCIAL COMPANIES RISK. Financial companies are especially subject to the adverse effects of economic recession, currency exchange rates, government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business.

INDUSTRIALS COMPANIES RISK. The Fund invests in industrials companies. Industrials companies convert unfinished goods into finished durables used to manufacture other goods or provide services. Some industrials companies are involved in electrical equipment and components, industrial products, manufactured housing and telecommunications equipment. General risks of

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               FIRST TRUST UNITED KINGDOM ALPHADEX(R) FUND (FKU)
-------------------------------------------------------------------------------

industrials companies include the general state of the economy, intense competition, consolidation, domestic and international politics, excess capacity and consumer demand and spending trends. In addition, they may also be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, labor relations, government regulations and e-commerce initiatives.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall Fund share values could decline generally or could underperform other investments.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index. To the extent the Fund calculates its net asset value based on fair value prices and the value of its Index is based on securities closing prices on the applicable foreign exchange (i.e., the value of its Index is not based on fair value prices), the Fund's ability to track its Index may be adversely affected.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly concentrated in certain issuers.

NON-U.S. SECURITIES RISK. The Fund invests in securities of non-U.S. issuers, including non-U.S. dollar-denominated securities traded outside of the United States and U.S. dollar-denominated securities of non-U.S. issuers traded in the United States. Such securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards and less government supervision and regulation of exchanges in foreign countries.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations, and the securities may be issued by companies concentrated in a particular industry if the Index is so concentrated. Therefore, the Fund will generally not sell a security because its issuer is in financial trouble, unless that security is removed or is anticipated to be removed from the Index.

SMALLER COMPANIES RISK. The Fund invests in small and/or mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than those of larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

UNITED KINGDOM INVESTMENT RISK. The Fund invests in securities issued by companies that are domiciled or operating in a country that is part of the United Kingdom (i.e., England, Ireland, Scotland and Wales) and is therefore subject to certain risks associated with the United Kingdom and Europe as a whole. The United Kingdom is a member of the European Union ("EU"), and consequently, is a part of one of the largest common markets in the world. However, the continued implementation of the EU provisions and recent rapid political and social change throughout Europe make the extent and nature of future economic development in the United Kingdom and the rest of Europe and their effect on securities issued by United Kingdom companies impossible to predict. Despite the fact that the United Kingdom did not convert to the Euro, the European sovereign debt crisis has resulted in a weakened Euro and has put into question the future financial prospects of the United Kingdom and the surrounding region.

ANNUAL TOTAL RETURN

The bar chart and table below illustrate the annual calendar year return of the Fund based on net asset value for the past year as well as the average annual Fund and Index returns for the one year and since inception periods ended December 31, 2013. The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's average annual total returns based on net asset value compare to those of the Index and two specialized securities market indices. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

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               FIRST TRUST UNITED KINGDOM ALPHADEX(R) FUND (FKU)
-------------------------------------------------------------------------------

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

FIRST TRUST UNITED KINGDOM ALPHADEX(R) FUND--TOTAL RETURN

    CALENDAR YEAR TOTAL RETURNS AS OF 12/31

       PERFORMANCE YEAR    TOTAL RETURN
       ----------------    ------------
             2013             28.17%


During the year ended December 31, 2013, the Fund's highest and lowest calendar quarter returns were 13.16% and 1.03%, respectively, for the quarters ended September 30, 2013 and June 30, 2013. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2013

                                                                               1 YEAR      SINCE INCEPTION
                                                                                              (2/14/2012)
     Return Before Taxes                                                       28.17%           23.59%
     Return After Taxes on Distributions                                       26.69%           22.20%
     Return After Taxes on Distributions and Sale of Shares                    15.82%           17.64%
     Defined United Kingdom Index (reflects no deduction for
     fees, expenses or taxes)                                                  31.10%           25.16%
     S&P United Kingdom BMI Index (reflects no deduction for
     fees, expenses or taxes)                                                  23.44%           17.39%
     MSCI United Kingdom Index (reflects no deduction for
     fees, expenses or taxes)                                                  20.67%           15.11%

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               FIRST TRUST UNITED KINGDOM ALPHADEX(R) FUND (FKU)
-------------------------------------------------------------------------------

MANAGEMENT

   INVESTMENT ADVISOR
   First Trust Advisors L.P. ("First Trust" or the "Advisor")

   PORTFOLIO MANAGERS
   The Fund's portfolio is managed by a team (the "Investment Committee") consisting of:

        o Daniel J. Lindquist, Chairman of the Investment Committee and Managing Director of First Trust;

        o  Jon C. Erickson, Senior Vice President of First Trust;

        o David G. McGarel, Chief Investment Officer and Managing Director of First Trust;

        o  Roger F. Testin, Senior Vice President of First Trust; and

        o  Stan Ueland, Senior Vice President of First Trust.

   Each Investment Committee member has served as a part of the portfolio management team of the Fund since 2012.

PURCHASE AND SALE OF FUND SHARES
The Fund issues and redeems shares on a continuous basis, at net asset value, only in Creation Units consisting of 50,000 shares. The Fund's Creation Units are issued and redeemed for cash or in-kind for securities included in the Fund's portfolio and only to and from broker-dealers and large institutional investors that have entered into participation agreements. Individual shares may only be purchased and sold on NYSE Arca through a broker-dealer. Shares of the Fund will trade on NYSE Arca at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).

TAX INFORMATION
The Fund's distributions are taxable and will generally be taxed as ordinary income or capital gains. Distributions on shares held in a tax-deferred account, while not immediately taxable, will be subject to tax when the shares are no longer held in a tax-deferred account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), First Trust and First Trust Portfolios L.P., the Fund's distributor, may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

   ADDITIONAL INFORMATION ON THE FUNDS' INVESTMENT OBJECTIVES AND STRATEGIES

Each Fund is a series of the Trust, an investment company and an exchange-traded "index fund." The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before each Fund's fees and expenses) of such Fund's corresponding equity index (each Fund's corresponding equity index is referred to herein as an "Index," and together, as the "Indices;" the provider of each Fund's Index is referred to herein as the "Index Provider"). Each Fund will normally invest at least 90% of its net assets in stocks that comprise its Index. Each Fund's investment objective, the 90% investment strategy and each of the policies described herein are non-fundamental policies that may be changed by the Board of Trustees of the Trust (the "Board") without shareholder approval. As non-fundamental policies, each Fund's investment objective and the 90% investment strategy require 60 days' prior written notice to shareholders before they can be changed. Certain fundamental policies of the Funds are set forth in the Statement of Additional Information ("SAI") under "Investment Objectives and Policies."

In seeking to achieve each Fund's investment objective, the Fund generally will invest in all of the securities comprising its Index, in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, a Fund may purchase a sample of stocks in its Index. There may also be instances in which First Trust may choose to overweight certain stocks in the applicable Index, purchase securities not in the Index which First Trust believes are appropriate to substitute for certain securities in the Index, use futures or derivative instruments, or utilize various combinations of the above techniques in seeking to track the Index. A Fund may sell stocks that are represented in its Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index.

DISCLOSURE OF PORTFOLIO HOLDINGS
A description of the policies and procedures with respect to the disclosure of each Fund's portfolio securities is included in the Funds' SAI and on the Funds' website at www.ftportfolios.com.


                   ADDITIONAL RISKS OF INVESTING IN THE FUNDS

Risk is inherent in all investing. Investing in a Fund involves risk, including the risk that you may lose all or part of your investment. There can be no assurance that a Fund will meet its stated objective. Before you invest, you should consider the following risks in addition to the Principal Risks set forth above in this prospectus.

CASH TRANSACTIONS RISK. In addition to the risks described above in "Principal Risks--Cash Transactions Risk," an investment in certain Funds involves further risk due to cash transactions. Unlike most exchange-traded funds, certain of the Funds may effect a portion of creations and redemptions for cash, rather than in-kind securities. As a result, an investment in such a Fund may be less tax-efficient than an investment in a more conventional exchange-traded fund. Because certain of the Funds may effect a portion of redemptions for cash, rather than in-kind distributions, they may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Any recognized gain on these sales by such a Fund will generally cause the Fund to recognize gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities in-kind. Such Funds generally distribute these gains to shareholders to avoid being taxed on this gain at the fund level and otherwise comply with the special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than if they had made an investment in a different exchange-traded fund. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if a Fund sold and redeemed its shares principally in-kind, will be passed on to those purchasing and redeeming Creation Units in the form of creation and redemption transaction fees. Brazil may also impose higher local tax rates on transactions involving certain companies. In addition, these factors may result in wider spreads between the bid and the offered prices of a Fund's shares than for more conventional exchange-traded funds.

CONCENTRATION RISK. A Fund will be concentrated in the securities of an individual industry if the Fund's corresponding Index is concentrated in an individual industry. A concentration makes the Fund more susceptible to any single occurrence affecting the industry and may subject the Fund to greater market risk than more diversified funds.

CURRENCY RISK. In addition to the risks described above in "Principal Risks--Currency Risk," an investment in non-U.S. securities involves further risk due to currency exchange rates. Changes in currency exchange rates may affect the Funds' net asset values, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to other currencies may cause the value of the Funds to decline. Certain non-U.S. currencies may be particularly volatile, and non-U.S. governments may intervene in the currency markets, causing a decline in value or liquidity in the Funds' non-U.S. holdings whose value is tied to the affected non-U.S. currency.

DEPOSITARY RECEIPTS RISK. In addition to the risks above in "Principal Risks -- Depositary Receipts Risk," an investment in depositary receipts involves further risks due to certain features of depositary receipts. Depositary receipts are usually in the form of American Depositary Receipts ("ADRs") or Global Depositary Receipts ("GDRs"). ADRs are U.S. dollar-denominated receipts representing shares of foreign-based corporations. ADRs are issued by U.S. banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. GDRs are similar to ADRs, but are shares of foreign-based corporations generally issued by international banks in one or more markets around the world. ADRs or GDRs may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts, whether ADRs or GDRs, are usually subject to a fee charged by the depositary.

Holders of depositary receipts may have limited voting rights pursuant to a deposit agreement between the underlying issuer and the depositary. In certain cases, the depositary will vote the equity shares deposited with it as directed by the underlying issuer's board of directors. Furthermore, investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert equity shares into depositary receipts and vice versa. Such restrictions may cause equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipt. Moreover, if depositary receipts are converted into equity shares, the laws in certain countries may limit the ability of a non-resident to trade the equity shares and to reconvert the equity shares to depositary receipts.

Depositary receipts may be "sponsored" or "unsponsored." Sponsored depositary receipts are established jointly by a depositary and the underlying issuer, whereas unsponsored depositary receipts may be established by a depositary without participation by the underlying issuer. Holders of unsponsored depositary receipts generally bear all the costs associated with establishing the unsponsored depositary receipts. In addition, the issuers of the securities underlying unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the depositary receipts.

Depositary receipts may be unregistered and unlisted. A Fund's investments may also include depositary receipts that are not purchased in the public markets and are restricted securities that can be offered and sold only to "qualified institutional buyers" under Rule 144A under the Securities Act of 1933, as amended ("Securities Act"). Moreover, if adverse market conditions were to develop during the period between a Fund's decision to sell these types of depositary receipts and the point at which a Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell.

EMERGING MARKETS RISK. In addition to the risks described above in "Principal Risks--Non-U.S. Securities and Emerging Markets Risk," an investment in emerging market companies involves certain further risks not associated with investing in developed market countries because emerging market countries are often in the initial stages of their industrialization cycles and have low per capita income. These increased risks include the possibility of investment and trading limitations, greater liquidity concerns, higher price volatility, greater delays and possibility of disruptions in settlement transactions, greater political uncertainties and greater dependence on international trade or development assistance. In addition, emerging market countries may be subject to overburdened infrastructures and environmental problems.

INDEX TRACKING RISK. You should anticipate that the value of Fund shares will decline, more or less, in correlation with any decline in the value of that Fund's Index.

INFLATION RISK. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of a Fund's assets can decline as can the value of a Fund's distributions. Stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

INTELLECTUAL PROPERTY RISK. Each Fund relies on a license and related sublicense that permits the Fund to use its Index and associated trade names, trademarks and service marks (the "Intellectual Property") in connection with the name and investment strategies of the Fund. Such license and related sublicense may be terminated by the Index Provider and, as a result, the Fund may lose its ability to use the Intellectual Property. There is also no guarantee that the Index Provider has all rights to license the Intellectual Property for use by the Fund. Accordingly, in the event the license is terminated or the Index Provider does not have rights to license the Intellectual Property, it may have a significant effect on the operation of the Fund.

ISSUER SPECIFIC CHANGES RISK. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

MARKET MAKER RISK. Certain of the Funds, especially those with lower average daily trading volumes, may rely on a small number of third-party market makers to provide a market for the purchase and sale of shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between a Fund's net asset value and the price at which such Fund's shares are trading on the Exchange. This could result in a decrease in value of a Fund's shares.

NON-U.S. SECURITIES RISK. In addition to the risks described above in "Principal Risks--Non-U.S. Securities and Emerging Markets Risk," and "Principal Risks--Non-U.S. Securities Risk," an investment in securities of non-U.S. companies involves other risks not associated with domestic issuers. Investment in non-U.S. securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by non-U.S. governments. Non-U.S. investments may also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of non-U.S. holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions might adversely affect an investment in non-U.S. securities. Additionally, non-U.S. issuers may be subject to less stringent regulation, and to different accounting, auditing and recordkeeping requirements.

PASSIVE INVESTMENT RISK. No Fund is actively managed. A Fund may be affected by a general decline in certain market segments relating to its Index. A Fund invests in securities included in or representative of its Index regardless of their investment merit. A Fund generally will not attempt to take defensive positions in declining markets.

TRADING ISSUES
Although shares of each Fund are listed for trading on NYSE Arca, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in shares on NYSE Arca may be halted due to market conditions or for reasons that, in the view of NYSE Arca, make trading in shares inadvisable. In addition, trading in shares on NYSE Arca is subject to trading halts caused by extraordinary market volatility pursuant to NYSE Arca "circuit breaker" rules. There can be no assurance that the requirements of NYSE Arca necessary to maintain the listing of the Funds will continue to be met or will remain unchanged. Due to the small asset size of some of the Funds, these Funds are more likely to have difficulty maintaining their listing on NYSE Arca.

FLUCTUATION OF NET ASSET VALUE
The net asset value of shares of each Fund will generally fluctuate with changes in the market value of such Fund's holdings. The market prices of shares will generally fluctuate in accordance with changes in net asset value as well as the relative supply of and demand for shares on NYSE Arca. First Trust cannot predict whether shares will trade below, at or above their net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related to, but not identical to, the same forces influencing the prices of the stocks of the Funds trading individually or in the aggregate at any point in time. However, given that shares can be purchased and redeemed in Creation Units (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), First Trust believes that large discounts or premiums to the net asset value of shares should not be sustained.


                               FUND ORGANIZATION

Each Fund is a series of the Trust, an investment company registered under the 1940 Act. Each Fund is treated as a separate fund with its own investment objective and policies. The Trust is organized as a Massachusetts business trust. Its Board is responsible for the overall management and direction of the Trust. The Board elects the Trust's officers and approves all significant agreements, including those with the investment advisor, custodian and fund administrative and accounting agent.


                            MANAGEMENT OF THE FUNDS

First Trust Advisors L.P., 120 East Liberty Drive, Wheaton, Illinois 60187, is the investment advisor to the Funds. In this capacity, First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio and certain other services necessary for the management of the portfolios.

First Trust is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. Grace Partners of DuPage L.P. is a limited partnership with one general partner, The Charger Corporation, and a number of limited partners. The Charger Corporation is an


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Illinois corporation controlled by James A. Bowen, the Chief Executive Officer of the Advisor. First Trust discharges its responsibilities subject to the policies of the Board.

First Trust serves as advisor or sub-advisor to 6 mutual fund portfolios, 9 exchange-traded funds consisting of 86 series and 15 closed-end funds and is also the portfolio supervisor of certain unit investment trusts sponsored by First Trust Portfolios L.P. ("FTP"), 120 East Liberty Drive, Wheaton, Illinois 60187. FTP specializes in the underwriting, trading and distribution of unit investment trusts and other securities. FTP is the principal underwriter of the shares of each Fund.

There is no one individual primarily responsible for portfolio management decisions for the Funds. Investments are made under the direction of the Investment Committee. The Investment Committee consists of Daniel J. Lindquist, Jon C. Erickson, David G. McGarel, Roger F. Testin and Stan Ueland.

      o Mr. Lindquist is Chairman of the Investment Committee and presides over Investment Committee meetings. Mr. Lindquist is responsible for overseeing the implementation of each Fund's investment strategy. Mr. Lindquist joined First Trust as a Vice President in April 2004 and was a Senior Vice President of First Trust and FTP from September 2005 to July 2012. Mr. Lindquist has been a Managing Director of First Trust and FTP since 2012.

      o Mr. Erickson has been a Senior Vice President of First Trust and FTP since 2001. As the head of First Trust's Equity Research Group, Mr. Erickson is responsible for determining the securities to be purchased and sold by funds that do not utilize quantitative investment strategies.

      o Mr. McGarel has been Chief Investment Officer and Managing Director since 2012. From 2004 to 2012, he was a Senior Vice President of First Trust and FTP. As First Trust's Chief Investment Officer, Mr. McGarel consults with the Investment Committee on market conditions and First Trust's general investment philosophy.

      o Mr. Testin has been a Senior Vice President of First Trust and FTP since 2003. Mr. Testin is the head of First Trust's Portfolio Management Group.

      o Mr. Ueland has been a Senior Vice President of First Trust and FTP since September 2012. Mr. Ueland is responsible for executing the investment strategies of each portfolio of exchange-traded index funds advised by First Trust. Mr. Ueland joined First Trust as a Vice President in August 2005.

For additional information concerning First Trust, including a description of the services provided to the Funds, see the Funds' SAI. In addition, the SAI provides additional information about the compensation of Investment Committee members, other accounts managed by members of the Investment Committee and ownership by members of the Investment Committee of shares of the Funds.

Pursuant to the Investment Management Agreement, First Trust will manage the investment of a Fund's assets and will be responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. Each Fund has agreed to pay First Trust an annual management fee of 0.80% of average daily net assets.

A discussion regarding the basis of the Board's approval of the continuation the Investment Management Agreement for the Funds will be available in the Funds' Semi-Annual Report to Shareholders for the period ended June 30, 2014.


                           HOW TO BUY AND SELL SHARES

Most investors will buy and sell shares of the Funds in secondary market transactions through brokers. Shares of the Funds are listed for trading on the secondary market on NYSE Arca. Shares can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment when buying shares on NYSE Arca. Although shares are generally purchased and sold in "round lots" of 100 shares, brokerage firms typically permit investors to purchase or sell shares in smaller "odd lots," at no per-share price differential. When buying or selling shares through a broker, investors should expect to incur customary brokerage commissions, investors may receive less than the net asset value of the shares, and investors may pay some or all of the spread between the bid and the offer price in the secondary market on each leg of a round trip (purchase and sale) transaction. Share prices are reported in dollars and cents per share.


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For purposes of the 1940 Act, each Fund is treated as a registered investment company, and the acquisition of shares by other registered investment companies is subject to the restrictions of Section 12(d)(1) of the 1940 Act. The Trust, on behalf of the Funds, has received an exemptive order from the Securities and Exchange Commission that permits certain registered investment companies to invest in a Fund beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions, including that any such investment companies enter into agreements with a Fund regarding the terms of any investment.

BOOK ENTRY
Shares are held in book-entry form, which means that no share certificates are issued. The Depository Trust Company ("DTC") or its nominee is the record owner of all outstanding shares of the Funds and is recognized as the owner of all shares for all purposes.

Investors owning shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of share certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you hold in book-entry or "street name" form.

SHARE TRADING PRICE
The trading price of shares of a Fund on NYSE Arca is based on market price and may differ from such Fund's daily net asset value and can be affected by market forces of supply and demand, economic conditions and other factors.

Information regarding the intra-day value of the shares of a Fund, also referred to as the "indicative optimized portfolio value" ("IOPV"), is disseminated every 15 seconds throughout such Fund's trading day by the national securities exchange on which the shares are listed or by market data vendors or other information providers. The IOPV should not be viewed as a "real-time" update of the net asset value per share of a Fund because the IOPV may not be calculated in the same manner as the net asset value, which is computed once a day, generally at the end of the business day. The price of a non-U.S. security that is primarily traded on a non-U.S. exchange shall be updated, using the last sale price, every 15 seconds throughout the trading day, provided that upon the closing of such non-U.S. exchange, the closing price of the security, after being converted to U.S. dollars, will be used. Furthermore, in calculating the IOPV of a Fund's shares, exchange rates may be used throughout the day (9:00 a.m. to 4:15 p.m., Eastern Time) that may differ from those used to calculate the net asset value per share of such Fund and consequently may result in differences between the net asset value and the IOPV. A Fund is not involved in, or responsible for, the calculation or dissemination of the IOPV of shares of such Fund and such Fund does not make any warranty as to its accuracy.

FREQUENT PURCHASES AND REDEMPTIONS OF THE FUNDS' SHARES The Funds impose no restrictions on the frequency of purchases and redemptions ("market timing"). In determining not to approve a written, established policy, the Board evaluated the risks of market timing activities by the Funds' shareholders. The Board considered that a Fund's shares can only be purchased and redeemed directly from the Fund in Creation Units by broker-dealers and large institutional investors that have entered into participation agreements (i.e., authorized participants ("APs")) and that the vast majority of trading in a Fund's shares occurs on the secondary market. Because the secondary market trades do not involve a Fund directly, it is unlikely those trades would cause many of the harmful effects of market timing, including dilution, disruption of portfolio management, increases in a Fund's trading costs and the realization of capital gains. As a Fund may effect the purchase or redemption of Creation Units in exchange wholly or partially for cash, the Board noted that such trades could result in dilution to a Fund and increased transaction costs, which could negatively impact a Fund's ability to achieve its investment objective. However, the Board noted that direct trading by APs is critical to ensuring that the shares trade at or close to net asset value. In addition, a Fund imposes fixed and variable transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs incurred by the Funds in effecting trades. Finally, the Advisor monitors orders from APs for patterns of abusive trading and each Fund reserves the right to not accept creation orders from APs that the Advisor has determined may be disruptive to the management of such Fund, or otherwise not in such Fund's best interests.


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                       DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends from net investment income of the Funds, if any, are declared and paid quarterly by each respective Fund. Each Fund distributes its net realized capital gains, if any, to shareholders at least annually.

Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom you purchased shares makes such option available. Such shares will generally be reinvested by the broker based upon the market price of those shares and investors may be subject to customary brokerage commissions charged by the broker.


                              FEDERAL TAX MATTERS

This section summarizes some of the main U.S. federal income tax consequences of owning shares of the Funds. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or non-U.S. tax consequences.

This federal income tax summary is based in part on the advice of counsel to the Funds. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, counsel to the Funds was not asked to review, and has not reached a conclusion with respect to, the federal income tax treatment of the assets to be included in the Funds. This may not be sufficient for you to use for the purpose of avoiding penalties under federal tax law.

As with any investment, you should seek advice based on your individual circumstances from your own tax advisor.

FUND STATUS
Each Fund intends to continue to qualify as a "regulated investment company" under the federal tax laws. If a Fund qualifies as a regulated investment company and distributes its income as required by the tax law, the Fund generally will not pay federal income taxes.

DISTRIBUTIONS
The Funds' distributions are generally taxable. After the end of each year, you will receive a tax statement that separates the distributions of a Fund into two categories, ordinary income distributions and capital gain dividends. Ordinary income distributions are generally taxed at your ordinary tax rate, however, as further discussed below, certain ordinary income distributions received from the Fund may be taxed at the capital gains tax rates. Generally, you will treat all capital gain dividends as long-term capital gains regardless of how long you have owned your shares. To determine your actual tax liability for your capital gains dividends, you must calculate your total net capital gain or loss for the tax year after considering all of your other taxable transactions, as described below. In addition, the Fund may make distributions that represent a return of capital for tax purposes and thus will generally not be taxable to you; however, such distributions may reduce basis, which could result in you having to pay higher taxes in the future when shares are sold, even if you sell the shares at a loss from your original investment. The tax status of your distributions from a Fund is not affected by whether you reinvest your distributions in additional shares or receive them in cash. The income from a Fund that you must take into account for federal income tax purposes is not reduced by amounts used to pay a deferred sales fee, if any. The tax laws may require you to treat distributions made to you in January as if you had received them on December 31 of the previous year. Under the "Health Care and Education Reconciliation Act of 2010," income from the Trust may also be subject to a new 3.8% "Medicare tax" imposed for taxable years beginning after 2012. This tax will generally apply to your net investment income if your adjusted gross income exceeds certain threshold amounts, which are $250,000 in the case of married couples filing joint returns and $200,000 in the case of single individuals.

DIVIDENDS RECEIVED DEDUCTION
A corporation that owns shares generally will not be entitled to the dividends received deduction with respect to dividends received from the Fund because the dividends received deduction is generally not available for distributions from regulated investment companies. However, certain ordinary income dividends on shares that are attributable to qualifying dividends received by the Funds from certain corporations may be designated by the Funds as being eligible for the dividends received deduction.


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CAPITAL GAINS AND LOSSES AND CERTAIN ORDINARY INCOME DIVIDENDS
If you are an individual, the maximum marginal federal tax rate for net capital gain is generally 20% for taxpayers in the 39.6% tax bracket, 15% for taxpayers in the 25%, 28%, 33% and 35% tax brackets and 0% for taxpayers in the 10% and 15% tax brackets.

Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your shares to determine your holding period. However, if you receive a capital gain dividend from a Fund and sell your shares at a loss after holding it for six months or less, the loss will be recharacterized as long-term capital loss to the extent of the capital gain dividend received. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Internal Revenue Code of 1986, as amended, treats certain capital gains as ordinary income in special situations.

Ordinary income dividends received by an individual shareholder from a regulated investment company such as the Funds are generally taxed at the same rates that apply to net capital gain (as discussed above), provided certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by the Funds themselves. Each Fund will provide notice to its shareholders of the amount of any distribution which may be taken into account as a dividend which is eligible for the capital gains tax rates.

SALE OF SHARES
If you sell or redeem your shares, you will generally recognize a taxable gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in your shares from the amount you receive in the transaction. Your tax basis in your shares is generally equal to the cost of your shares, generally including sales charges. In some cases, however, you may have to adjust your tax basis after you purchase your shares.

TAXES ON PURCHASE AND REDEMPTION OF CREATION UNITS
If you exchange equity securities for Creation Units, you will generally recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and your aggregate basis in the securities surrendered and the cash component paid. If you exchange Creation Units for equity securities, you will generally recognize a gain or loss equal to the difference between your basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units or Creation Units for securities cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in economic position.

DEDUCTIBILITY OF FUND EXPENSES
Expenses incurred and deducted by the Funds will generally not be treated as income taxable to you. In some cases, however, you may be required to treat your portion of these Fund expenses as income. In these cases, you may be able to take a deduction for these expenses. However, certain miscellaneous itemized deductions, such as investment expenses, may be deducted by individuals only to the extent that all of these deductions exceed 2% of the individual's adjusted gross income. Some individuals may also be subject to further limitations on the amount of their itemized deductions depending on their income.

NON-U.S. TAX CREDIT
Because the Funds will invest in non-U.S. securities, the tax statement that you receive may include an item showing non-U.S. taxes a Fund paid to other countries. In this case, dividends taxed to you will include your share of the taxes such Fund paid to other countries. You may be able to deduct or receive a tax credit for your share of these taxes.

NON-U.S. INVESTORS
If you are a non-U.S. investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you should be aware that, generally, subject to applicable tax treaties, distributions from a Fund will be characterized as dividends for federal income tax purposes (other than dividends which a Fund properly reports as capital gain dividends) and will be subject to U.S. federal income taxes, including withholding taxes, subject to certain exceptions described below. However, distributions received by a


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non-U.S. investor from a Fund that are properly reported by a Fund as capital gain dividends may not be subject to U.S. federal income taxes, including withholding taxes, provided that a Fund makes certain elections and certain other conditions are met. In the case of dividends with respect to taxable years of a Fund beginning prior to 2014, distributions from a Fund that are properly reported by such Fund as an interest-related dividend attributable to certain interest income received by the Fund or as a short-term capital gains dividend attributable to certain net short-term capital gains income received by such Fund may not be subject to U.S. federal income taxes, including withholding taxes when received by certain foreign investors, provided that a Fund makes certain elections and certain other conditions are met.

Distributions after June 30, 2014 may be subject to a U.S. withholding tax of 30% in the case of distributions to (i) certain non-U.S. financial institutions that have not entered into an agreement with the U.S. Treasury to collect and disclose certain information and are not resident in a jurisdiction that has entered into such an agreement with the U.S. Treasury and (ii) certain other non-U.S. entities that do not provide certain certifications and information about the entity's U.S. owners. Disposition of shares by such persons may be subject to such withholding after December 31, 2016.

INVESTMENTS IN CERTAIN NON-U.S. CORPORATIONS
If the Fund holds an equity interest in any PFICs, which are generally certain non-U.S. corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties or capital gains) or that hold at least 50% of their assets in investments producing such passive income, a Fund could be subject to U.S. federal income tax and additional interest charges on gains and certain distributions with respect to those equity interests, even if all the income or gain is timely distributed to its shareholders. A Fund will not be able to pass through to its shareholders any credit or deduction for such taxes. A Fund may be able to make an election that could ameliorate these adverse tax consequences. In this case, a Fund would recognize as ordinary income any increase in the value of such PFIC shares, and as ordinary loss any decrease in such value to the extent it did not exceed prior increases included in income. Under this election, a Fund might be required to recognize in a year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be subject to the distribution requirement and would be taken into account for purposes of the 4% excise tax. Dividends paid by PFICs are not treated as qualified dividend income.


                               DISTRIBUTION PLAN

FTP serves as the distributor of Creation Units for the Funds on an agency basis. FTP does not maintain a secondary market in shares.

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse FTP for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are APs for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

The Funds do not currently pay 12b-1 fees, and pursuant to a contractual arrangement, the Funds will not pay 12b-1 fees any time before April 30, 2015. However, in the event 12b-1 fees are charged in the future, because these fees are paid out of the Funds' assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.


                                NET ASSET VALUE

Each Fund's net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time) on each day the New York Stock Exchange is open for business. Net asset value is calculated for a Fund by taking the market price of the Fund's total assets, including interest or dividends accrued but not yet collected, less all liabilities, and dividing such amount by the total number of shares outstanding. The result, rounded to the nearest cent, is the net asset value per share.

Each Fund's investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Trust's Board of Trustees and in accordance with the 1940 Act. Portfolio securities listed on any exchange other than NASDAQ(R) National Market ("NASDAQ(R)") and the London Stock Exchange Alternative Investment Market ("AIM") are valued at the last sale price on the business day as of which such value is being determined. Securities listed on NASDAQ(R) or the AIM are valued at the official closing price on the business day as of which such value is being determined. If there has been no sale on


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such day, or no official closing price in the case of securities traded on
NASDAQ(R) or the AIM, the securities are valued at the mean of the most recent bid and ask prices on such day. Portfolio securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board or its delegate at fair value. The use of fair value pricing by a Fund is governed by valuation procedures adopted by the Board and in accordance with the provisions of the 1940 Act. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended (the "Securities Act")) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's net asset value or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by a Fund generally results in the prices used by a Fund that may differ from the current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities. See the SAI for details.

Valuing a Fund's securities using fair value pricing will result in using prices for those securities that may differ from current market quotations or official closing prices on the applicable exchange. Use of fair value prices and certain current market quotations or official closing prices could result in a difference between the prices used to calculate a Fund's net asset value and the prices used by its Index, which, in turn, could result in a difference between such Fund's performance and the performance of its Index.

Because foreign securities exchanges may be open on different days than the days during which an investor may purchase or sell shares of a Fund, the value of such Fund's securities may change on the days when investors are not able to purchase or sell shares of such Fund.

The value of securities denominated in foreign currencies is converted into U.S. dollars at the exchange rates in effect at the time of valuation. Any use of a different rate from the rates used by a Fund's Index may adversely affect such Fund's ability to track its Index.


                             FUND SERVICE PROVIDERS

Brown Brothers Harriman & Co. is the administrator, custodian and fund accounting and transfer agent for the Funds. Chapman and Cutler LLP, 111 West Monroe Street, Chicago, Illinois 60603, serves as legal counsel to the Funds. First Trust serves as the fund reporting agent for the Funds.


                                 INDEX PROVIDER

Each equity index in the Defined Index Series that each Fund seeks to track is calculated by S&P Dow Jones Indices LLC ("SPDJI"). SPDJI is not affiliated with the Funds, First Trust or FTP. The Funds are entitled to use each index in the Defined Index Series pursuant to sublicensing arrangements by and among the Trust on behalf of each applicable Fund, SPDJI, First Trust and FTP, which in turn has a licensing agreement with SPDJI. SPDJI, or its agent, also serves as the index calculation agent for each equity index in the Defined Index Series. SPDJI will calculate and disseminate the values of such Indices at least once every 15 seconds.


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                                  DISCLAIMERS

First Trust does not guarantee the accuracy and/or the completeness of the Indices or any data included therein, and First Trust shall have no liability for any errors, omissions or interruptions therein. First Trust makes no warranty, express or implied, as to results to be obtained by the Funds, owners of the shares of the Funds or any other person or entity from the use of the Indices or any data included therein. First Trust makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Indices or any data included therein. Without limiting any of the foregoing, in no event shall First Trust have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Indices, even if notified of the possibility of such damages.

"AlphaDEX(R)" is a registered trademark of FTP. The Funds and First Trust on behalf of the Funds have been granted the right by FTP to use the name "AlphaDEX(R)" for certain purposes.

FTP has licensed to SPDJI, free of charge, the right to use certain intellectual property owned by First Trust Portfolios, including the AlphaDEX(R) trademark and the AlphaDEX(R) stock selection method, in connection with the SPDJI's calculation of the Defined Index Series. A patent application with respect to the AlphaDEX(R) stock selection method is pending at the United States Patent and Trademark Office.

Notwithstanding such license, SPDJI is solely responsible for the calculating and maintaining of the Defined Index Series and has the exclusive right to determine the stocks included in the indices and the indices' methodologies.

The "Defined Index Series" are products of S&P Dow Jones Indices LLC ("SPDJI"), and have been licensed for use by FTP. The Funds are not sponsored, endorsed, sold or promoted by SPDJI or its affiliates. SPDJI and its affiliates make no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly. The only relationship of SPDJI or any of its affiliates to FTP with respect to the Defined Index Series the licensing of certain trademarks, trade names and service marks and of the Defined Index Series which are determined, composed and calculated by SPDJI without regard to First Trust or the Funds. SPDJI has no obligation to take the needs of First Trust or the owners of the Funds into consideration in determining, composing or calculating the Defined Index Series. SPDJI and its affiliates are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Funds to be issued or in the determination or calculation of the equation by which the Funds are to be converted into cash. SPDJI and its affiliates have no obligation or liability in connection with the administration, marketing or trading of the Funds. There is no assurance that investment products based on the Defined Index Series will accurately track index performance or provide positive investment returns. SPDJI is not an investment advisor. Inclusion of a security within an index is not a recommendation by SPDJI to buy, sell, or hold such security, nor is it considered to be investment advice.

SPDJI AND ITS AFFILIATES DO NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE DEFINED INDEX SERIES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION WITH RESPECT THERETO, INCLUDING BUT NOT LIMITED TO, ORAL, WRITTEN, OR ELECTRONIC COMMUNICATION. SPDJI AND ITS AFFILIATES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. SPDJI AND ITS AFFILIATES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DEFINED INDEX SERIES OR ANY DATA INCLUDED THEREIN. SPDJI AND ITS AFFILIATES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE DEFINED INDEX SERIES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL SPDJI OR ITS AFFILIATES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN SPDJI AND FIRST TRUST, OTHER THAN THE LICENSORS OF SPDJI.

                               INDEX INFORMATION

FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND

INDEX CONSTRUCTION
The Index is a modified equal-dollar weighted index designed by SPDJI based on select stocks from the S&P Asia Pacific Ex-Japan BMI Index, which, as of March 31, 2014, was comprised of 100 securities, that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The inception date of the Index was February 25, 2011. The initial divisor was created to set a benchmark value of 100.00 on February 25, 2011. The Index was created and trademarked by SPDJI.

    1.  Start with all stocks in the S&P Asia Pacific Ex-Japan BMI Index.

        Exclude the following:

         i.   Stocks which do not trade on an eligible exchange.

         ii. Duplicates (multiple share classes) of a common issuer.

         iii. Stocks with average daily dollar volume over the last three months of less than $500,000.

         iv. Stocks with a market cap less than the NYSE midcap breakpoint (50th percentile).

         v. For South Korean stocks currently at their foreign ownership limit, the direct listed security is replaced in the universe with its ADR/GDR if available (subject to above liquidity requirements). If none is available, the stock is excluded.

         vi. Should the steps above result in an eligible universe of fewer than 134 stocks, the next largest stock below the NYSE midcap breakpoint passing all other eligibility requirements is added until the eligible universe reaches 134 stocks.

    2. Rank all remaining stocks in the universe on both growth and value factors. The five growth factors are 3, 6 & 12 month price appreciation, sales to price and 1 year sales growth. The three value factors are book value to price, cash flow to price and return on assets. All stocks are ranked on the sum of ranks for the growth factors and, separately, all stocks are ranked on the sum of ranks for the value factors. A stock must have data for all growth and/or value factors to receive a rank for that style.

    3. Each stock receives the best style rank from step 2 as its selection score.

    4. The top 100 stocks based on the selection score determined in step 3 comprise the "selected stocks." The "selected stocks" are then split into quintiles based on their selection score. The top ranked quintile receives 5/15 (33.3%) of the portfolio weight with successive quintiles receiving 4/15 (26.7%), 3/15 (20.0%), 2/15 (13.3%) and 1/15 (6.7%),
        respectively. Stocks are equally weighted within each quintile.

    5. After weights are assigned, each stock is tested in order of its selection score rank to check if the weight assigned to that stock violates a country and/or sector weighting constraint. Country and sector weighting constraints are set at 15% above the benchmark weight.

    6. Stocks will fail the country/sector constraint if the weight assigned to the stock, when added with the weight assigned to all higher ranking stocks in its country/sector, is greater than the country/sector weighting constraint.

    7. Stocks failing the country/sector weighting constraint test are lowered in rank to the highest rank in the next quintile. Stocks previously lower in rank than the failing stock move up one rank. This may result in a weighting change for these stocks if they move up to a higher quintile. The failing stock will later be retested for constraint violations with its new lower assigned weight in the order determined by its new rank. Stocks in the lowest quintile are removed from the portfolio and are replaced by the highest scoring stock not originally selected, subject to country/sector constraints.

The Index is rebalanced and reconstituted semi-annually as of the last business day of March and September. Changes will be effective at the open of trading on the ninth business day of the following month. Acquired companies are deleted at the close on the day the merger closes for both cash and stock deals. An acquired company's weight in the Index is reallocated pro rata among the remaining Index constituents. Spin-offs are not included in the Index. The value of the spin-off is reallocated to the parent company.

FIRST TRUST AUSTRALIA ALPHADEX(R) FUND

INDEX CONSTRUCTION
The Index is a modified equal-dollar weighted index designed by SPDJI based on select stocks from the S&P Australia BMI Index, the Base Index, that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. As of March 31, 2014, the Base Index was comprised of 40 securities. The Base Index is a comprehensive, rules-based index designed to measure stock market performance in Australia. The companies for the Base Index are selected based on these rules: all Australian securities that have (1) float adjusted market values of $100 million or more; and (2) annual dollar value traded of at least $50 million. SPDJI creates and maintains the Base Index. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The inception date of the Index was October 17, 2011. The initial divisor was created to set a benchmark value of 100.00 on September 19, 2011. The Index was created and trademarked by SPDJI.

    1.  Start with all stocks in the S&P Australia BMI Index.

        Exclude the following:

         i.   Stocks which do not trade on an eligible exchange.

         ii.  Duplicates (multiple share classes) of a common issuer.

         iii. Stocks with average daily dollar volume over the last three months of\less than $500,000.

         iv. Stocks with a market cap less than the NYSE midcap breakpoint (50th percentile).

         v. Should the steps above result in an eligible universe of fewer than 54 stocks, the next largest stock below the NYSE midcap breakpoint passing all other eligibility requirements is added until the eligible universe reaches 54 stocks.

    2. Rank all remaining stocks in the universe on both growth and value factors. The five growth factors are 3, 6 & 12 month price appreciation, sales to price and 1 year sales growth. The three value factors are book value to price, cash flow to price and return on assets. All stocks are ranked on the sum of ranks for the growth factors and, separately, all stocks are ranked on the sum of ranks for the value factors. A stock must have data for all growth and/or value factors to receive a rank for that style.

   3. Each stock receives the best style rank from step 2 as its selection score.

   4. The top 40 stocks based on the selection score determined in step 3 comprise the "selected stocks." The "selected stocks" are then split into quintiles based on their selection score. The top ranked quintile receives 5/15 (33.3%) of the portfolio weight with successive quintiles receiving 4/15 (26.7%), 3/15 (20.0%), 2/15 (13.3%) and 1/15 (6.7%), respectively. Stocks are equally weighted within each quintile.

   5. After weights are assigned, each stock is tested in order of its selection score rank to check if the weight assigned to that stock violates a sector weighting constraint. Sector weighting constraints are set at 15% above the benchmark weight.

   6. Stocks will fail the sector constraint if the weight assigned to the stock, when added to the weight assigned to all higher ranking stocks in its sector, is greater than the sector weighting constraint.

   7. Stocks violating the sector weighting constraint test are lowered to the highest ranking position in the next lowest quintile. Stocks previously lower in rank than the violating stock move up one rank as necessary. This may result in a weighting change for the affected stocks if the move results in a higher quintile position. The violating stock is then retested for constraint violations at the new lower assigned weight. Stocks in the lowest quintile that violate the sector weighting constraint are removed from the portfolio and replaced by the highest scoring stock not originally selected, subject to sector constraints. This process continues until no sector constraints are violated.

Changes to the Index will be effective at the open of trading on the ninth business day of the following month. The Index is rebalanced and reconstituted as of the last business day of the semi-annual periods ended June 30 and December 31. Acquired companies are deleted at the close on the day the merger closes for both cash and stock deals. An acquired company's weight in the Index is reallocated pro rata among the remaining Index constituents. Spin-offs are not included in the Index. The value of the spin-off is reallocated to the parent company.

FIRST TRUST BRAZIL ALPHADEX(R) FUND

INDEX CONSTRUCTION
The Index is a modified equal-dollar weighted index designed by SPDJI based on select stocks from the S&P Brazil BMI Index, which, as of March 31, 2014, was comprised of 50 securities, that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The inception date of the Index was February 25, 2011. The initial divisor was created to set a benchmark value of 100.00 on February 25, 2011. The Index was created and trademarked by SPDJI.

   1. Start with all stocks in the S&P Brazil BMI Index.

      Exclude the following:

     i.   Stocks which do not trade on an eligible exchange.

     ii.  Duplicates (multiple share classes) of a common issuer.

     iii. Stocks with average daily dollar volume over the last three months of less than $500,000.

     iv. Stocks with a market cap less than the NYSE midcap breakpoint (50th percentile).

     v. Should the steps above result in an eligible universe of fewer than 67 stocks, the next largest stock below the NYSE midcap breakpoint passing all other eligibility requirements is added until the eligible universe reaches 67 stocks.

   2. Rank all remaining stocks in the universe on both growth and value factors. The five growth factors are 3, 6 & 12 month price appreciation, sales to price and 1 year sales growth. The three value factors are book value to price, cash flow to price and return on assets. All stocks are ranked on the sum of ranks for the growth factors and, separately, all stocks are ranked on the sum of ranks for the value factors. A stock must have data for all growth and/or value factors to receive a rank for that style.

   3. Each stock receives the best style rank from step 2 as its selection score.

   4. The top 50 stocks based on the selection score determined in step 3 comprise the "selected stocks." The "selected stocks" are then split into quintiles based on their selection score. The top ranked quintile receives 5/15 (33.3%) of the portfolio weight with successive quintiles receiving 4/15 (26.7%), 3/15 (20.0%), 2/15 (13.3%) and 1/15 (6.7%), respectively.
      Stocks are equally weighted within each quintile.

   5. After weights are assigned, each stock is tested in order of its selection score rank to check if the weight assigned to that stock violates a sector weighting constraint. Sector weighting constraints are set at 15% above the benchmark weight.

   6. Stocks will fail the sector constraint if the weight assigned to the stock, when added to the weight assigned to all higher ranking stocks in its sector, is greater than the sector weighting constraint.

   7. Stocks failing the sector weighting constraint test are lowered in rank to the highest rank in the next quintile. Stocks previously lower in rank than the failing stock move up one rank. This may result in a weighting change for these stocks if they move up to a higher quintile. The failing stock will later be retested for constraint violations at its new lower assigned weight in the order determined by its new rank. Stocks in the lowest quintile that violate the sector weighting constraint are removed from the portfolio and replaced by the highest scoring stock not originally selected, subject to sector constraints.

The Index is rebalanced and reconstituted semi-annually as of the last business day of June and December. Changes will be effective at the open of trading on the ninth business day of the following month. Acquired companies are deleted at the close on the day the merger closes for both cash and stock deals. An acquired company's weight in the Index is reallocated pro rata among the remaining Index constituents. Spin-offs are not included in the Index. The value of the spin-off is reallocated to the parent company.

FIRST TRUST CANADA ALPHADEX(R) FUND

INDEX CONSTRUCTION
The Index is a modified equal-dollar weighted index designed by SPDJI based on select stocks from the S&P Canada BMI Index, the Base Index, that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. As of March 31, 2014, the Base Index was comprised of 39 securities. The Base Index is a comprehensive, rules-based index designed to measure stock market performance in Canada. The companies for the Base Index are selected based on these rules: all Canadian securities that have
(1) float adjusted market values of $100 million or more; and (2) annual dollar value traded of at least $50 million. SPDJI creates and maintains the Base Index. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The inception date of the Index was October 17, 2011. The initial divisor was created to set a benchmark value of 100.00 on September 19, 2011. The Index was created and trademarked by SPDJI.

   1. Start with all stocks in the S&P Canada BMI Index.

      Exclude the following:

      i.  Stocks which do not trade on an eligible exchange.

      ii. Duplicates (multiple share classes) of a common issuer.

     iii. Stocks with average daily dollar volume over the last three months of less than $500,000.

      iv. Stocks with a market cap less than the NYSE midcap breakpoint (50th percentile).

       v. Should the steps above result in an eligible universe of fewer than 54 stocks, the next largest stock below the NYSE midcap breakpoint passing all other eligibility requirements is added until the eligible universe reaches 54 stocks.

   2. Rank all remaining stocks in the universe on both growth and value factors. The five growth factors are 3, 6 & 12 month price appreciation, sales to price and 1 year sales growth. The three value factors are book value to price, cash flow to price and return on assets. All stocks are ranked on the sum of ranks for the growth factors and, separately, all stocks are ranked on the sum of ranks for the value factors. A stock must have data for all growth and/or value factors to receive a rank for that style.

   3. Each stock receives the best style rank from step 2 as its selection score.

   4. The top 40 stocks based on the selection score determined in step 3 comprise the "selected stocks." The "selected stocks" are then split into quintiles based on their selection score. The top ranked quintile receives 5/15 (33.3%) of the portfolio weight with successive quintiles receiving 4/15 (26.7%), 3/15 (20.0%), 2/15 (13.3%) and 1/15 (6.7%), respectively.
      Stocks are equally weighted within each quintile.

   5. After weights are assigned, each stock is tested in order of its selection score rank to check if the weight assigned to that stock violates a sector weighting constraint. Sector weighting constraints are set at 15% above the benchmark weight.

   6. Stocks will fail the sector constraint if the weight assigned to the stock, when added to the weight assigned to all higher ranking stocks in its sector, is greater than the sector weighting constraint.

   7. Stocks violating the sector weighting constraint test are lowered to the highest ranking position in the next lowest quintile. Stocks previously lower in rank than the violating stock move up one rank as necessary. This may result in a weighting change for the affected stocks if the move results in a higher quintile position. The violating stock is then retested for constraint violations at the new lower assigned weight. Stocks in the lowest quintile that violate the sector weighting constraint are removed from the portfolio and replaced by the highest scoring stock not originally selected, subject to sector constraints. This process continues until no sector constraints are violated.

Changes to the Index will be effective at the open of trading on the ninth business day of the following month. The Index is rebalanced and reconstituted as of the last business day of the semi-annual periods ended June 30 and December 31. Acquired companies are deleted at the close on the day the merger closes for both cash and stock deals. An acquired company's weight in the Index is reallocated pro rata among the remaining Index constituents. Spin-offs are not included in the Index. The value of the spin-off is reallocated to the parent company.

FIRST TRUST CHINA ALPHADEX(R) FUND

INDEX CONSTRUCTION
The Index is a modified equal-dollar weighted index designed by SPDJI based on select stocks from the S&P China BMI Index, which, as of March 31, 2014, was comprised of 50 securities, that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The inception date of the Index was February 25, 2011. The initial divisor was created to set a benchmark value of 100.00 on February 25, 2011. The Index was created and trademarked by SPDJI.

   1. Start with all stocks in the S&P China BMI Index.

      Exclude the following:

       i. Stocks which do not trade on an eligible exchange.

      ii. Duplicates (multiple share classes) of a common issuer.

     iii. Stocks with average daily dollar volume over the last three months of less than $500,000.

      iv. Stocks with a market cap less than the NYSE midcap breakpoint (50th percentile).

       v. Should the steps above result in an eligible universe of fewer than 67 stocks, the next largest stock below the NYSE midcap breakpoint passing all other eligibility requirements is added until the eligible universe reaches 67 stocks.

   2. Rank all remaining stocks in the universe on both growth and value factors. The five growth factors are 3, 6 & 12 month price appreciation, sales to price and 1 year sales growth. The three value factors are book value to price, cash flow to price and return on assets. All stocks are ranked on the sum of ranks for the growth factors and, separately, all stocks are ranked on the sum of ranks for the value factors. A stock must have data for all growth and/or value factors to receive a rank for that style.

   3. Each stock receives the best style rank from step 2 as its selection score.

   4. The top 50 stocks based on the selection score determined in step 3 comprise the "selected stocks." The "selected stocks" are then split into quintiles based on their selection score. The top ranked quintile receives 5/15 (33.3%) of the portfolio weight with successive quintiles receiving 4/15 (26.7%), 3/15 (20.0%), 2/15 (13.3%) and 1/15 (6.7%), respectively.
      Stocks are equally weighted within each quintile.

   5. After weights are assigned, each stock is tested in order of its selection score rank to check if the weight assigned to that stock violates a sector weighting constraint. Sector weighting constraints are set at 15% above the benchmark weight.

   6. Stocks will fail the sector constraint if the weight assigned to the stock, when added to the weight assigned to all higher ranking stocks in its sector, is greater than the sector weighting constraint.

   7. Stocks failing the sector weighting constraint test are lowered in rank to the highest rank in the next quintile. Stocks previously lower in rank than the failing stock move up one rank. This may result in a weighting change for these stocks if they move up to a higher quintile. The failing stock will later be retested for constraint violations at its new lower assigned weight in the order determined by its new rank. Stocks in the lowest quintile that violate the sector weighting constraint are removed from the portfolio and replaced by the highest scoring stock not originally selected, subject to sector constraints.

The Index is rebalanced and reconstituted semi-annually as of the last business day of June and December. Changes will be effective at the open of trading on the ninth business day of the following month. Acquired companies are deleted at the close on the day the merger closes for both cash and stock deals. An acquired company's weight in the Index is reallocated pro rata among the remaining Index constituents. Spin-offs are not included in the Index. The value of the spin-off is reallocated to the parent company.

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND

INDEX CONSTRUCTION
The Index is a modified equal-dollar weighted index designed by SPDJI based on select stocks from the S&P Developed Ex-US BMI Index, which, as of March 31, 2014, was comprised of 296 securities, that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The inception date of the Index was February 25, 2011. The initial divisor was created to set a benchmark value of 100.00 on February 25, 2011. The Index was created and trademarked by SPDJI.

   1. Start with all stocks in the S&P Developed Ex-US BMI Index. Exclude the following:

       i. Stocks which do not trade on an eligible exchange.

      ii. Duplicates (multiple share classes) of a common issuer.

     iii. Stocks with average daily dollar volume over the last three months of less than $500,000.

      iv. Stocks with a market cap less than the NYSE midcap breakpoint (50th percentile).

       v. For South Korean stocks currently at their foreign ownership limit, the direct listed security is replaced in the universe with its ADR/GDR if available (subject to above liquidity requirements). If none is available, the stock is excluded.

      vi. Should the steps above result in an eligible universe of fewer than 400 stocks, the next largest stock below the NYSE midcap breakpoint passing all other eligibility requirements is added until the eligible universe reaches 400 stocks.

   2. Rank all remaining stocks in the universe on both growth and value factors. The five growth factors are 3, 6 & 12 month price appreciation, sales to price and 1 year sales growth. The three value factors are book value to price, cash flow to price and return on assets. All stocks are ranked on the sum of ranks for the growth factors and, separately, all stocks are ranked on the sum of ranks for the value factors. A stock must have data for all growth and/or value factors to receive a rank for that style.

   3. Each stock receives the best style rank from step 2 as its selection score.

   4. The top 300 stocks based on the selection score determined in step 3 comprise the "selected stocks." The "selected stocks" are then split into quintiles based on their selection score. The top ranked quintile receives 5/15 (33.3%) of the portfolio weight with successive quintiles receiving 4/15 (26.7%), 3/15 (20.0%), 2/15 (13.3%) and 1/15 (6.7%), respectively.
      Stocks are equally weighted within each quintile.

   5. After weights are assigned, each stock is tested in order of its selection score rank to check if the weight assigned to that stock violates a country and/or sector weighting constraint. Country and sector weighting constraints are set at 15% above the benchmark weight.

   6. Stocks will fail the country/sector constraint if the weight assigned to the stock, when added with the weight assigned to all higher ranking stocks in its country/sector, is greater than the country/sector weighting constraint.

   7. Stocks failing the country/sector weighting constraint test are lowered in rank to the highest rank in the next quintile. Stocks previously lower in rank than the failing stock move up one rank. This may result in a weighting change for these stocks if they move up to a higher quintile. The failing stock will later be retested for constraint violations with its new lower assigned weight in the order determined by its new rank. Stocks in the lowest quintile are removed from the portfolio and are replaced by the highest scoring stock not originally selected, subject to country/sector constraints.

The Index is rebalanced and reconstituted semi-annually as of the last business day of March and September. Changes will be effective at the open of trading on the ninth business day of the following month. Acquired companies are deleted at the close on the day the merger closes for both cash and stock deals. An acquired company's weight in the Index is reallocated pro rata among the remaining Index constituents. Spin-offs are not included in the Index. The value of the spin-off is reallocated to the parent company.

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND

INDEX CONSTRUCTION
The Index is a modified equal-dollar weighted index designed by SPDJI based on select stocks from the S&P Developed Markets ex-US BMI Index, the Base Index, that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. As of March 31, 2014, the Base Index was comprised of 396 securities. The Base Index is a comprehensive, rules-based index designed to measure stock market performance of small capitalization companies in developed markets, excluding the United States. The companies for the Base Index are selected based on these rules: (1) all publicly listed equities with float adjusted market values of $100 million or more; and (2) annual dollar value traded of at least $50 million. SPDJI creates and maintains the Base Index. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The inception date of the Index was October 17, 2011. The initial divisor was created to set a benchmark value of 100.00 on September 9, 2011. The Index was created and trademarked by SPDJI.

   1. Start with all stocks in the S&P Developed Markets ex-US BMI Index.

      Exclude the following:

       i. Stocks which do not trade on an eligible exchange.

      ii. Duplicates (multiple share classes) of a common issuer.

     iii. Stocks with average daily dollar volume over the last three months of less than $500,000.

      iv. Stocks with a market cap greater than the NYSE midcap breakpoint (50th percentile) and less than the NYSE small cap breakpoint (90th percentile).

       v. Should the steps above result in an eligible universe of fewer than 534 stocks, the next largest stock above the NYSE midcap breakpoint passing all other eligibility requirements is added until the eligible universe reaches 534 stocks. vi. For South Korean stocks currently at their foreign ownership limit, the direct listed security is replaced in the universe with its ADR/GDR if available (subject to above liquidity requirements). If none is available, the stock is excluded.

   2. Rank all remaining stocks in the universe on both growth and value factors. The five growth factors are 3, 6 & 12 month price appreciation, sales to price and 1 year sales growth. The three value factors are book value to price, cash flow to price and return on assets. All stocks are ranked on the sum of ranks for the growth factors and, separately, all stocks are ranked on the sum of ranks for the value factors. A stock must have data for all growth and/or value factors to receive a rank for that style.

   3. Each stock receives the best style rank from step 2 as its selection score.

   4. The top 400 stocks based on the selection score determined in step 3 comprise the "selected stocks." The "selected stocks" are then split into quintiles based on their selection score. The top ranked quintile receives 5/15 (33.3%) of the portfolio weight with successive quintiles receiving 4/15 (26.7%), 3/15 (20.0%), 2/15 (13.3%) and 1/15 (6.7%), respectively.
      Stocks are equally weighted within each quintile.

   5. After weights are assigned, each stock is tested in order of its selection score rank to check if the weight assigned to that stock violates a country and/or sector weighting constraint. Country and sector weighting constraints are set at 15% above the benchmark weight.

   6. Stocks will fail the country/sector constraint if the weight assigned to the stock, when added with the weight assigned to all higher ranking stocks in its country/sector, is greater than the country/sector weighting constraint.

   7. Stocks violating the country/sector weighting constraint test are lowered to the highest ranking position in the next quintile. Stocks previously lower in rank than the violating stock move up one rank as necessary. This may result in a weighting change for the affected stocks if the move results in a higher quintile position. The violating stock is then retested for constraint violations at the new lower assigned weight. Stocks in the lowest quintile that violate the country/sector weighting constraint are removed from the portfolio and replaced by the highest scoring stock not originally selected, subject to country/sector constraints. This process continues until no country/sector constraints are violated. Changes to the Index will be effective at the open of trading on the ninth business day of the following month. The Index is rebalanced and reconstituted as of the last business day of the semi-annual periods ended March 31 and September 30. As of March 31, 2014, the market cap range was $169.45 million to $4.80 billion. Acquired companies are deleted at the close on the day the merger closes for both cash and stock deals. An acquired company's weight in the Index is reallocated pro rata among the remaining Index constituents. Spin-offs are not included in the Index. The value of the spin-off is reallocated to the parent company.

Changes to the Index will be effective at the open of trading on the ninth business day of the following month. The Index is rebalanced and reconstituted as of the last business day of the semi-annual periods ended March 31 and September 30. As of March 31, 2014, the market cap range was $169.45 million to $4.80 billion. Acquired companies are deleted at the close on the day the merger closes for both cash and stock deals. An acquired company's weight in the Index is reallocated pro rata among the remaining Index constituents. Spin-offs are not included in the Index. The value of the spin-off is reallocated to the parent company.

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND

INDEX CONSTRUCTION
The Index is a modified equal-dollar weighted index designed by SPDJI based on select stocks from the S&P Emerging Markets BMI Index, which, as of March 31, 2014, was comprised of 150 securities, that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The inception date of the Index was February 25, 2011. The initial divisor was created to set a benchmark value of 100.00 on February 25, 2011. The Index was created and trademarked by SPDJI.

   1. Start with all stocks in the S&P Emerging Markets BMI Index.

      Exclude the following:

       i. Stocks which do not trade on an eligible exchange.

      ii. Duplicates (multiple share classes) of a common issuer.

     iii. Stocks with average daily dollar volume over the last three months of less than $500,000.

      iv. Stocks with a market cap less than the NYSE midcap breakpoint (50th percentile).

       v. Should the steps above result in an eligible universe of fewer than 200 stocks, the next largest stock below the NYSE midcap breakpoint passing all other eligibility requirements is added until the eligible universe reaches 200 stocks.

   2. Rank all remaining stocks in the universe on both growth and value factors. The five growth factors are 3, 6 & 12 month price appreciation, sales to price and 1 year sales growth. The three value factors are book value to price, cash flow to price and return on assets. All stocks are ranked on the sum of ranks for the growth factors and, separately, all stocks are ranked on the sum of ranks for the value factors. A stock must have data for all growth and/or value factors to receive a rank for that style.

   3. Each stock receives the best style rank from step 2 as its selection score.

   4. The top 150 stocks based on the selection score determined in step 3 comprise the "selected stocks." The "selected stocks" are then split into quintiles based on their selection score. The top ranked quintile receives 5/15 (33.3%) of the portfolio weight with successive quintiles receiving 4/15 (26.7%), 3/15 (20.0%), 2/15 (13.3%) and 1/15 (6.7%), respectively.
      Stocks are equally weighted within each quintile.

   5. After weights are assigned, each stock is tested in order of its selection score rank to check if the weight assigned to that stock violates a country and/or sector weighting constraint. Country and sector weighting constraints are set at 15% above the benchmark weight.

   6. Stocks will fail the country/sector constraint if the weight assigned to the stock, when added with the weight assigned to all higher ranking stocks in its country/sector, is greater than the country/sector weighting constraint.

   7. Stocks failing the country/sector weighting constraint test are lowered in rank to the highest rank in the next quintile. Stocks previously lower in rank than the failing stock move up one rank. This may result in a weighting change for these stocks if they move up to a higher quintile. The failing stock will later be retested for constraint violations with its new lower assigned weight in the order determined by its new rank. Stocks in the lowest quintile are removed from the portfolio and are replaced by the highest scoring stock not originally selected, subject to country/sector constraints.

The Index is rebalanced and reconstituted semi-annually as of the last business day of March and September. Changes will be effective at the open of trading on the ninth business day of the following month. Acquired companies are deleted at the close on the day the merger closes for both cash and stock deals. An acquired company's weight in the Index is reallocated pro rata among the remaining Index constituents. Spin-offs are not included in the Index. The value of the spin-off is reallocated to the parent company.

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND

INDEX CONSTRUCTION
The Index is a modified equal-dollar weighted index designed by SPDJI based on select stocks from the S&P Emerging Markets BMI Index, the Base Index, that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. As of March 31, 2014, the Base Index was comprised of 198 securities. The Base Index is a comprehensive, rules-based index designed to measure stock market performance of small capitalization companies in emerging markets. The companies for the Base Index are selected based on these rules: (1) all publicly listed equities with float adjusted market values of $100 million or more; and (2) annual dollar value traded of at least $50 million. SPDJI creates and maintains the Base Index. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The inception date of the Index was October 17, 2011. The initial divisor was created to set a benchmark value of 100.00 on September 9, 2011. The Index was created and trademarked by SPDJI.

   1. Start with all stocks in the S&P Emerging Markets BMI Index.

      Exclude the following:

       i. Stocks which do not trade on an eligible exchange.

      ii. Duplicates (multiple share classes) of a common issuer.

     iii. Stocks with average daily dollar volume over the last three months of less than $500,000.

      iv. Stocks with a market cap greater than the NYSE midcap breakpoint (50th percentile) and less than the NYSE small cap breakpoint (90th percentile).

       v. Should the steps above result in an eligible universe of fewer than 267 stocks, the next largest stock above the NYSE midcap breakpoint passing all other eligibility requirements is added until the eligible universe reaches 267 stocks.

   2. Rank all remaining stocks in the universe on both growth and value factors. The five growth factors are 3, 6 & 12 month price appreciation, sales to price and 1 year sales growth. The three value factors are book value to price, cash flow to price and return on assets. All stocks are ranked on the sum of ranks for the growth factors and, separately, all stocks are ranked on the sum of ranks for the value factors. A stock must have data for all growth and/or value factors to receive a rank for that style.

   3. Each stock receives the best style rank from step 2 as its selection score.

   4. The top 200 stocks based on the selection score determined in step 3 comprise the "selected stocks." The "selected stocks" are then split into quintiles based on their selection score. The top ranked quintile receives 5/15 (33.3%) of the portfolio weight with successive quintiles receiving 4/15 (26.7%), 3/15 (20.0%), 2/15 (13.3%) and 1/15 (6.7%), respectively.
      Stocks are equally weighted within each quintile.

   5. After weights are assigned, each stock is tested in order of its selection score rank to check if the weight assigned to that stock violates a country and/or sector weighting constraint. Country and sector weighting constraints are set at 15% above the benchmark weight.

   6. Stocks will fail the country/sector constraint if the weight assigned to the stock, when added with the weight assigned to all higher ranking stocks in its country/sector, is greater than the country/sector weighting constraint.

   7. Stocks violating the country/sector weighting constraint test are lowered to the highest ranking position in the next quintile. Stocks previously lower in rank than the violating stock move up one rank as necessary. This may result in a weighting change for the affected stocks if the move results in a higher quintile position. The violating stock is then retested for constraint violations at the new lower assigned weight. Stocks in the lowest quintile that violate the country/sector weighting constraint are removed from the portfolio and replaced by the highest scoring stock not originally selected, subject to country/sector constraints. This process continues until no country/sector constraints are violated. Changes to the Index will be effective at the open of trading on the ninth business day of the following month. The Index is rebalanced and reconstituted as of the last business day of the semi-annual periods ended March 31 and September 30. As of March 31, 2014, the market cap range was $244.7 million to $4.95 billion. Acquired companies are deleted at the close on the day the merger closes for both cash and stock deals. An acquired company's weight in the Index is reallocated pro rata among the remaining Index constituents. Spin-offs are not included in the Index. The value of the spin-off is reallocated to the parent company.

Changes to the Index will be effective at the open of trading on the ninth business day of the following month. The Index is rebalanced and reconstituted as of the last business day of the semi-annual periods ended March 31 and September 30. As of March 31, 2014, the market cap range was $244.7 million to $4.95 billion. Acquired companies are deleted at the close on the day the merger closes for both cash and stock deals. An acquired company's weight in the Index is reallocated pro rata among the remaining Index constituents. Spin-offs are not included in the Index. The value of the spin-off is reallocated to the parent company.

FIRST TRUST EUROPE ALPHADEX(R) FUND

INDEX CONSTRUCTION
The Index is a modified equal-dollar weighted index designed by SPDJI based on select stocks from the S&P Europe BMI Index, which, as of March 31, 2014, was comprised of 198 securities, that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The inception date of the Index was February 25, 2011. The initial divisor was created to set a benchmark value of 100.00 on February 25, 2011. The Index was created and trademarked by SPDJI.

   1. Start with all stocks in the S&P Europe BMI Index.

      Exclude the following:

       i. Stocks which do not trade on an eligible exchange.

      ii. Duplicates (multiple share classes) of a common issuer.

     iii. Stocks with average daily dollar volume over the last three months of less than $500,000.

      iv. Stocks with a market cap less than the NYSE midcap breakpoint (50th percentile).

       v. Should the steps above result in an eligible universe of fewer than 267 stocks, the next largest stock below the NYSE midcap breakpoint passing all other eligibility requirements is added until the eligible universe reaches 267 stocks.

   2. Rank all remaining stocks in the universe on both growth and value factors. The five growth factors are 3, 6 & 12 month price appreciation, sales to price and 1 year sales growth. The three value factors are book value to price, cash flow to price and return on assets. All stocks are ranked on the sum of ranks for the growth factors and, separately, all stocks are ranked on the sum of ranks for the value factors. A stock must have data for all growth and/or value factors to receive a rank for that style.

   3. Each stock receives the best style rank from step 2 as its selection score.

   4. The top 200 stocks based on the selection score determined in step 3 comprise the "selected stocks." The "selected stocks" are then split into quintiles based on their selection score. The top ranked quintile receives 5/15 (33.3%) of the portfolio weight with successive quintiles receiving 4/15 (26.7%), 3/15 (20.0%), 2/15 (13.3%) and 1/15 (6.7%), respectively.
      Stocks are equally weighted within each quintile.

   5. After weights are assigned, each stock is tested in order of its selection score rank to check if the weight assigned to that stock violates a country and/or sector weighting constraint. Country and sector weighting constraints are set at 15% above the benchmark weight.

   6. Stocks will fail the country/sector constraint if the weight assigned to the stock, when added with the weight assigned to all higher ranking stocks in its country/sector, is greater than the country/sector weighting constraint.

   7. Stocks failing the country/sector weighting constraint test are lowered in rank to the highest rank in the next quintile. Stocks previously lower in rank than the failing stock move up one rank. This may result in a weighting change for these stocks if they move up to a higher quintile. The failing stock will later be retested for constraint violations with its new lower assigned weight in the order determined by its new rank. Stocks in the lowest quintile are removed from the portfolio and are replaced by the highest scoring stock not originally selected, subject to country/sector constraints.

The Index is rebalanced and reconstituted semi-annually as of the last business day of March and September. Changes will be effective at the open of trading on the ninth business day of the following month. Acquired companies are deleted at the close on the day the merger closes for both cash and stock deals. An acquired company's weight in the Index is reallocated pro rata among the remaining Index constituents. Spin-offs are not included in the Index. The value of the spin-off is reallocated to the parent company.

FIRST TRUST GERMANY ALPHADEX(R) FUND

INDEX CONSTRUCTION
The Index is a modified equal-dollar weighted index designed by SPDJI based on select stocks from the S&P Germany BMI Index, the Base Index, that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. As of March 31, 2014, the Base Index was comprised of 40 securities. The Base Index is a comprehensive, rules-based index designed to measure stock market performance in Germany. The companies for the Base Index are selected based on these rules: all German securities that have
(1) float adjusted market values of $100 million or more; and (2) annual dollar value traded of at least $50 million. SPDJI creates and maintains the Base Index. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The inception date of the Index was October 17, 2011. The initial divisor was created to set a benchmark value of 100.00 on September 19, 2011. The Index was created and trademarked by SPDJI.

   1. Start with all stocks in the S&P Germany BMI Index.

      Exclude the following:

       i. Stocks which do not trade on an eligible exchange.

      ii. Duplicates (multiple share classes) of a common issuer.

     iii. Stocks with average daily dollar volume over the last three months of less than $500,000.

      iv. Stocks with a market cap less than the NYSE midcap breakpoint (50th percentile).

       v. Should the steps above result in an eligible universe of fewer than 54 stocks, the next largest stock below the NYSE midcap breakpoint passing all other eligibility requirements is added until the eligible universe reaches 54 stocks.

   2. Rank all remaining stocks in the universe on both growth and value factors. The five growth factors are 3, 6 & 12 month price appreciation, sales to price and 1 year sales growth. The three value factors are book value to price, cash flow to price and return on assets. All stocks are ranked on the sum of ranks for the growth factors and, separately, all stocks are ranked on the sum of ranks for the value factors. A stock must have data for all growth and/or value factors to receive a rank for that style.

   3. Each stock receives the best style rank from step 2 as its selection score.

   4. The top 40 stocks based on the selection score determined in step 3 comprise the "selected stocks." The "selected stocks" are then split into quintiles based on their selection score. The top ranked quintile receives 5/15 (33.3%) of the portfolio weight with successive quintiles receiving 4/15 (26.7%), 3/15 (20.0%), 2/15 (13.3%) and 1/15 (6.7%), respectively.
      Stocks are equally weighted within each quintile.

   5. After weights are assigned, each stock is tested in order of its selection score rank to check if the weight assigned to that stock violates a sector weighting constraint. Sector weighting constraints are set at 15% above the benchmark weight.

   6. Stocks will fail the sector constraint if the weight assigned to the stock, when added to the weight assigned to all higher ranking stocks in its sector, is greater than the sector weighting constraint.

   7. Stocks violating the sector weighting constraint test are lowered to the highest ranking position in the next lowest quintile. Stocks previously lower in rank than the violating stock move up one rank as necessary. This may result in a weighting change for the affected stocks if the move results in a higher quintile position. The violating stock is then retested for constraint violations at the new lower assigned weight. Stocks in the lowest quintile that violate the sector weighting constraint are removed from the portfolio and replaced by the highest scoring stock not originally selected, subject to sector constraints. This process continues until no sector constraints are violated.

Changes to the Index will be effective at the open of trading on the ninth business day of the following month. The Index is rebalanced and reconstituted as of the last business day of the semi-annual periods ended June 30 and December 31. Acquired companies are deleted at the close on the day the merger closes for both cash and stock deals. An acquired company's weight in the Index is reallocated pro rata among the remaining Index constituents. Spin-offs are not included in the Index. The value of the spin-off is reallocated to the parent company.

FIRST TRUST HONG KONG ALPHADEX(R) FUND

INDEX CONSTRUCTION
The Index is a modified equal-dollar weighted index designed by SPDJI based on select stocks from the S&P Hong Kong BMI Index, the Base Index, that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. As of March 31, 2014, the Base Index was comprised of 40 securities. The Base Index is a comprehensive, rules-based index designed to measure stock market performance in Hong Kong. The companies for the Base Index are selected based on these rules: all Hong Kong securities that have (1) float adjusted market values of $100 million or more; and (2) annual dollar value traded of at least $50 million. SPDJI creates and maintains the Base Index. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The inception date of the Index was October 17, 2011. The initial divisor was created to set a benchmark value of 100.00 on September 19, 2011. The Index was created and trademarked by SPDJI.

   1. Start with all stocks in the S&P Hong Kong BMI Index.

      Exclude the following:

       i. Stocks which do not trade on an eligible exchange.

      ii. Duplicates (multiple share classes) of a common issuer.

     iii. Stocks with average daily dollar volume over the last three months of less than $500,000.

      iv. Stocks with a market cap less than the NYSE midcap breakpoint (50th percentile).

       v. Should the steps above result in an eligible universe of fewer than 54 stocks, the next largest stock below the NYSE midcap breakpoint passing all other eligibility requirements is added until the eligible universe reaches 54 stocks.

   2. Rank all remaining stocks in the universe on both growth and value factors. The five growth factors are 3, 6 & 12 month price appreciation, sales to price and 1 year sales growth. The three value factors are book value to price, cash flow to price and return on assets. All stocks are ranked on the sum of ranks for the growth factors and, separately, all stocks are ranked on the sum of ranks for the value factors. A stock must have data for all growth and/or value factors to receive a rank for that style.

   3. Each stock receives the best style rank from step 2 as its selection score.

   4. The top 40 stocks based on the selection score determined in step 3 comprise the "selected stocks." The "selected stocks" are then split into quintiles based on their selection score. The top ranked quintile receives 5/15 (33.3%) of the portfolio weight with successive quintiles receiving 4/15 (26.7%), 3/15 (20.0%), 2/15 (13.3%) and 1/15 (6.7%), respectively.
      Stocks are equally weighted within each quintile.

   5. After weights are assigned, each stock is tested in order of its selection score rank to check if the weight assigned to that stock violates a sector weighting constraint. Sector weighting constraints are set at 15% above the benchmark weight.

   6. Stocks will fail the sector constraint if the weight assigned to the stock, when added to the weight assigned to all higher ranking stocks in its sector, is greater than the sector weighting constraint.

   7. Stocks violating the sector weighting constraint test are lowered to the highest ranking position in the next lowest quintile. Stocks previously lower in rank than the violating stock move up one rank as necessary. This may result in a weighting change for the affected stocks if the move results in a higher quintile position. The violating stock is then retested for constraint violations at the new lower assigned weight. Stocks in the lowest quintile that violate the sector weighting constraint are removed from the portfolio and replaced by the highest scoring stock not originally selected, subject to sector constraints. This process continues until no sector constraints are violated.

Changes to the Index will be effective at the open of trading on the ninth business day of the following month. The Index is rebalanced and reconstituted as of the last business day of the semi-annual periods ended June 30 and December 31. Acquired companies are deleted at the close on the day the merger closes for both cash and stock deals. An acquired company's weight in the Index is reallocated pro rata among the remaining Index constituents. Spin-offs are not included in the Index. The value of the spin-off is reallocated to the parent company.

FIRST TRUST JAPAN ALPHADEX(R) FUND

INDEX CONSTRUCTION
The Index is a modified equal-dollar weighted index designed by SPDJI based on select stocks from the S&P Japan BMI Index, which, as of March 31, 2014, was comprised of 100 securities, that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The inception date of the Index was February 25, 2011. The initial divisor was created to set a benchmark value of 100.00 on February 25, 2011. The Index was created and trademarked by SPDJI.

   1. Start with all stocks in the S&P Japan BMI Index.

      Exclude the following:

       i. Stocks which do not trade on an eligible exchange.

      ii. Duplicates (multiple share classes) of a common issuer.

     iii. Stocks with average daily dollar volume over the last three months of less than $500,000.

      iv. Stocks with a market cap less than the NYSE midcap breakpoint (50th percentile).

       v. Should the steps above result in an eligible universe of fewer than 134 stocks, the next largest stock below the NYSE midcap breakpoint passing all other eligibility requirements is added until the eligible universe reaches 134 stocks.

   2. Rank all remaining stocks in the universe on both growth and value factors. The five growth factors are 3, 6 & 12 month price appreciation, sales to price and 1 year sales growth. The three value factors are book value to price, cash flow to price and return on assets. All stocks are ranked on the sum of ranks for the growth factors and, separately, all stocks are ranked on the sum of ranks for the value factors. A stock must have data for all growth and/or value factors to receive a rank for that style.

   3. Each stock receives the best style rank from step 2 as its selection score.

   4. The top 100 stocks based on the selection score determined in step 3 comprise the "selected stocks." The "selected stocks" are then split into quintiles based on their selection score. The top ranked quintile receives 5/15 (33.3%) of the portfolio weight with successive quintiles receiving 4/15 (26.7%), 3/15 (20.0%), 2/15 (13.3%) and 1/15 (6.7%), respectively.
      Stocks are equally weighted within each quintile.

   5. After weights are assigned, each stock is tested in order of its selection score rank to check if the weight assigned to that stock violates a sector weighting constraint. Sector weighting constraints are set at 15% above the benchmark weight.

   6. Stocks will fail the sector constraint if the weight assigned to the stock, when added to the weight assigned to all higher ranking stocks in its sector, is greater than the sector weighting constraint.

   7. Stocks failing the sector weighting constraint test are lowered in rank to the highest rank in the next quintile. Stocks previously lower in rank than the failing stock move up one rank. This may result in a weighting change for these stocks if they move up to a higher quintile. The failing stock will later be retested for constraint violations at its new lower assigned weight in the order determined by its new rank. Stocks in the lowest quintile that violate the sector weighting constraint are removed from the portfolio and replaced by the highest scoring stock not originally selected, subject to sector constraints.

The Index is rebalanced and reconstituted semi-annually as of the last business day of June and December. Changes will be effective at the open of trading on the ninth business day of the following month. Acquired companies are deleted at the close on the day the merger closes for both cash and stock deals. An acquired company's weight in the Index is reallocated pro rata among the remaining Index constituents. Spin-offs are not included in the Index. The value of the spin-off is reallocated to the parent company.

FIRST TRUST LATIN AMERICA ALPHADEX(R) FUND

INDEX CONSTRUCTION
The Index is a modified equal-dollar weighted index designed by SPDJI based on select stocks from the S&P Latin America BMI Index, which, as of March 31, 2014, was comprised of 50 securities, that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The inception date of the Index was February 25, 2011. The initial divisor was created to set a benchmark value of 100.00 on February 25, 2011. The Index was created and trademarked by SPDJI.

   1. Start with all stocks in the S&P Latin America BMI Index.

      Exclude the following:

       i. Stocks which do not trade on an eligible exchange.

      ii. Duplicates (multiple share classes) of a common issuer.

     iii. Stocks with average daily dollar volume over the last three months of less than $500,000.

      iv. Stocks with a market cap less than the NYSE midcap breakpoint (50th percentile).

       v. Should the steps above result in an eligible universe of fewer than 67 stocks, the next largest stock below the NYSE midcap breakpoint passing all other eligibility requirements is added until the eligible universe reaches 67 stocks.

   2. Rank all remaining stocks in the universe on both growth and value factors. The five growth factors are 3, 6 & 12 month price appreciation, sales to price and 1 year sales growth. The three value factors are book value to price, cash flow to price and return on assets. All stocks are ranked on the sum of ranks for the growth factors and, separately, all stocks are ranked on the sum of ranks for the value factors. A stock must have data for all growth and/or value factors to receive a rank for that style.

   3. Each stock receives the best style rank from step 2 as its selection score.

   4. The top 50 stocks based on the selection score determined in step 3 comprise the "selected stocks." The "selected stocks" are then split into quintiles based on their selection score. The top ranked quintile receives 5/15 (33.3%) of the portfolio weight with successive quintiles receiving 4/15 (26.7%), 3/15 (20.0%), 2/15 (13.3%) and 1/15 (6.7%), respectively.
      Stocks are equally weighted within each quintile.

   5. After weights are assigned, each stock is tested in order of its selection score rank to check if the weight assigned to that stock violates a country and/or sector weighting constraint. Country and sector weighting constraints are set at 15% above the benchmark weight.

   6. Stocks will fail the country/sector constraint if the weight assigned to the stock, when added with the weight assigned to all higher ranking stocks in its country/sector, is greater than the country/sector weighting constraint.

   7. Stocks failing the country/sector weighting constraint test are lowered in rank to the highest rank in the next quintile. Stocks previously lower in rank than the failing stock move up one rank. This may result in a weighting change for these stocks if they move up to a higher quintile. The failing stock will later be retested for constraint violations with its new lower assigned weight in the order determined by its new rank. Stocks in the lowest quintile are removed from the portfolio and are replaced by the highest scoring stock not originally selected, subject to country/sector constraints.

The Index is rebalanced and reconstituted semi-annually as of the last business day of March and September. Changes will be effective at the open of trading on the ninth business day of the following month. Acquired companies are deleted at the close on the day the merger closes for both cash and stock deals. An acquired company's weight in the Index is reallocated pro rata among the remaining Index constituents. Spin-offs are not included in the Index. The value of the spin-off is reallocated to the parent company.

FIRST TRUST SOUTH KOREA ALPHADEX(R) FUND

INDEX CONSTRUCTION
The Index is a modified equal-dollar weighted index designed by SPDJI based on select stocks from the S&P South Korea BMI Index, which, as of March 31, 2014, was comprised of 50 securities, that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The inception date of the Index was February 25, 2011. The initial divisor was created to set a benchmark value of 100.00 on February 25, 2011. The Index was created and trademarked by SPDJI.

   1. Start with all stocks in the S&P South Korea BMI Index.

      Exclude the following:

       i. Stocks which do not trade on an eligible exchange.

      ii. Duplicates (multiple share classes) of a common issuer.

     iii. Stocks with average daily dollar volume over the last three months of less than $500,000.

      iv. Stocks with a market cap less than the NYSE midcap breakpoint (50th percentile).

       v. For South Korean stocks currently at their foreign ownership limit, the direct listed security is replaced in the universe with its ADR/GDR if available (subject to above liquidity requirements). If none is available, the stock is excluded.

      vi. Should the steps above result in an eligible universe of fewer than 67 stocks, the next largest stock below the NYSE midcap breakpoint passing all other eligibility requirements is added until the eligible universe reaches 67 stocks.

   2. Rank all remaining stocks in the universe on both growth and value factors. The five growth factors are 3, 6 & 12 month price appreciation, sales to price and 1 year sales growth. The three value factors are book value to price, cash flow to price and return on assets. All stocks are ranked on the sum of ranks for the growth factors and, separately, all stocks are ranked on the sum of ranks for the value factors. A stock must have data for all growth and/or value factors to receive a rank for that style.

   3. Each stock receives the best style rank from step 2 as its selection score.

   4. The top 50 stocks based on the selection score determined in step 3 comprise the "selected stocks." The "selected stocks" are then split into quintiles based on their selection score. The top ranked quintile receives 5/15 (33.3%) of the portfolio weight with successive quintiles receiving 4/15 (26.7%), 3/15 (20.0%), 2/15 (13.3%) and 1/15 (6.7%), respectively.
      Stocks are equally weighted within each quintile.

   5. After weights are assigned, each stock is tested in order of its selection score rank to check if the weight assigned to that stock violates a sector weighting constraint. Sector weighting constraints are set at 15% above the benchmark weight.

   6. Stocks will fail the sector constraint if the weight assigned to the stock, when added to the weight assigned to all higher ranking stocks in its sector, is greater than the sector weighting constraint.

   7. Stocks failing the sector weighting constraint test are lowered in rank to the highest rank in the next quintile. Stocks previously lower in rank than the failing stock move up one rank. This may result in a weighting change for these stocks if they move up to a higher quintile. The failing stock will later be retested for constraint violations at its new lower assigned weight in the order determined by its new rank. Stocks in the lowest quintile that violate the sector weighting constraint are removed from the portfolio and replaced by the highest scoring stock not originally selected, subject to sector constraints.

The Index is rebalanced and reconstituted semi-annually as of the last business day of June and December. Changes will be effective at the open of trading on the ninth business day of the following month. Acquired companies are deleted at the close on the day the merger closes for both cash and stock deals. An acquired company's weight in the Index is reallocated pro rata among the remaining Index constituents. Spin-offs are not included in the Index. The value of the spin-off is reallocated to the parent company.

FIRST TRUST SWITZERLAND ALPHADEX(R) FUND

INDEX CONSTRUCTION
The Index is a modified equal-dollar weighted index designed by SPDJI based on select stocks from the S&P Switzerland BMI Index, the Base Index, that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. As of March 31, 2014, the Base Index was comprised of 40 securities. The Base Index is a comprehensive, rules-based index designed to measure stock market performance in Switzerland. The companies for the Base Index are selected based on these rules: all Swiss securities that have (1) float adjusted market values of $100 million or more; and (2) annual dollar value traded of at least $50 million. SPDJI creates and maintains the Base Index. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The inception date of the Index was October 17, 2011. The initial divisor was created to set a benchmark value of 100.00 on September 19, 2011. The Index was created and trademarked by SPDJI.

   1. Start with all stocks in the S&P Switzerland BMI Index.

      Exclude the following:

       i. Stocks which do not trade on an eligible exchange.

      ii. Duplicates (multiple share classes) of a common issuer.

     iii. Stocks with average daily dollar volume over the last three months of less than $500,000.

      iv. Stocks with a market cap less than the NYSE midcap breakpoint (50th percentile).

       v. Should the steps above result in an eligible universe of fewer than 54 stocks, the next largest stock below the NYSE midcap breakpoint passing all other eligibility requirements is added until the eligible universe reaches 54 stocks.

   2. Rank all remaining stocks in the universe on both growth and value factors. The five growth factors are 3, 6 & 12 month price appreciation, sales to price and 1 year sales growth. The three value factors are book value to price, cash flow to price and return on assets. All stocks are ranked on the sum of ranks for the growth factors and, separately, all stocks are ranked on the sum of ranks for the value factors. A stock must have data for all growth and/or value factors to receive a rank for that style.

   3. Each stock receives the best style rank from step 2 as its selection score.

   4. The top 40 stocks based on the selection score determined in step 3 comprise the "selected stocks." The "selected stocks" are then split into quintiles based on their selection score. The top ranked quintile receives 5/15 (33.3%) of the portfolio weight with successive quintiles receiving 4/15 (26.7%), 3/15 (20.0%), 2/15 (13.3%) and 1/15 (6.7%), respectively.
      Stocks are equally weighted within each quintile.

   5. After weights are assigned, each stock is tested in order of its selection score rank to check if the weight assigned to that stock violates a sector weighting constraint. Sector weighting constraints are set at 15% above the benchmark weight.

   6. Stocks will fail the country/sector constraint if the weight assigned to the stock, when added with the weight assigned to all higher ranking stocks in its country/sector, is greater than the country/sector weighting constraint.

   7. Stocks violating the sector weighting constraint test are lowered to the highest ranking position in the next lowest quintile. Stocks previously lower in rank than the violating stock move up one rank as necessary. This may result in a weighting change for the affected stocks if the move results in a higher quintile position. The violating stock is then retested for constraint violations at the new lower assigned weight. Stocks in the lowest quintile that violate the sector weighting constraint are removed from the portfolio and replaced by the highest scoring stock not originally selected, subject to sector constraints. This process continues until no sector constraints are violated.

Changes to the Index will be effective at the open of trading on the ninth business day of the following month. The Index is rebalanced and reconstituted as of the last business day of the semi-annual periods ended June 30 and December 31. Acquired companies are deleted at the close on the day the merger closes for both cash and stock deals. An acquired company's weight in the Index is reallocated pro rata among the remaining Index constituents. Spin-offs are not included in the Index. The value of the spin-off is reallocated to the parent company.

FIRST TRUST TAIWAN ALPHADEX(R) FUND

INDEX CONSTRUCTION
The Index is a modified equal-dollar weighted index designed by SPDJI based on select stocks from the S&P Taiwan BMI Index, the Base Index, that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. As of March 31, 2014, the Base Index was comprised of 40 securities. The Base Index is a comprehensive, rules-based index designed to measure stock market performance in Taiwan. The companies for the Base Index are selected based on these rules: all Taiwanese securities that have
(1) float adjusted market values of $100 million or more; and (2) annual dollar value traded of at least $50 million. SPDJI creates and maintains the Base Index. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The inception date of the Index was October 17, 2011. The initial divisor was created to set a benchmark value of 100.00 on September 19, 2011. The Index was created and trademarked by SPDJI.

   1. Start with all stocks in the S&P Taiwan BMI Index.

      Exclude the following:

       i. Stocks which do not trade on an eligible exchange.

      ii. Duplicates (multiple share classes) of a common issuer.

     iii. Stocks with average daily dollar volume over the last three months of less than $500,000.

      iv. Stocks with a market cap less than the NYSE midcap breakpoint (50th percentile).

       v. Should the steps above result in an eligible universe of fewer than 54 stocks, the next largest stock below the NYSE midcap breakpoint passing all other eligibility requirements is added until the eligible universe reaches 54 stocks.

   2. Rank all remaining stocks in the universe on both growth and value factors. The five growth factors are 3, 6 & 12 month price appreciation, sales to price and 1 year sales growth. The three value factors are book value to price, cash flow to price and return on assets. All stocks are ranked on the sum of ranks for the growth factors and, separately, all stocks are ranked on the sum of ranks for the value factors. A stock must have data for all growth and/or value factors to receive a rank for that style.

   3. Each stock receives the best style rank from step 2 as its selection score.

   4. The top 40 stocks based on the selection score determined in step 3 comprise the "selected stocks." The "selected stocks" are then split into quintiles based on their selection score. The top ranked quintile receives 5/15 (33.3%) of the portfolio weight with successive quintiles receiving 4/15 (26.7%), 3/15 (20.0%), 2/15 (13.3%) and 1/15 (6.7%), respectively.
      Stocks are equally weighted within each quintile.

   5. After weights are assigned, each stock is tested in order of its selection score rank to check if the weight assigned to that stock violates a sector weighting constraint. Sector weighting constraints are set at 15% above the benchmark weight.

   6. Stocks will fail the sector constraint if the weight assigned to the stock, when added to the weight assigned to all higher ranking stocks in its sector, is greater than the sector weighting constraint.

   7. Stocks violating the sector weighting constraint test are lowered to the highest ranking position in the next lowest quintile. Stocks previously lower in rank than the violating stock move up one rank as necessary. This may result in a weighting change for the affected stocks if the move results in a higher quintile position. The violating stock is then retested for constraint violations at the new lower assigned weight. Stocks in the lowest quintile that violate the sector weighting constraint are removed from the portfolio and replaced by the highest scoring stock not originally selected, subject to sector constraints. This process continues until no sector constraints are violated.

Changes to the Index will be effective at the open of trading on the ninth business day of the following month. The Index is rebalanced and reconstituted as of the last business day of the semi-annual periods ended June 30 and December 31. Acquired companies are deleted at the close on the day the merger closes for both cash and stock deals. An acquired company's weight in the Index is reallocated pro rata among the remaining Index constituents. Spin-offs are not included in the Index. The value of the spin-off is reallocated to the parent company.

FIRST TRUST UNITED KINGDOM ALPHADEX(R) FUND

INDEX CONSTRUCTION
The Index is a modified equal-dollar weighted index designed by SPDJI based on select stocks from the S&P United Kingdom BMI Index, the Base Index, that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. As of March 31, 2014, the Base Index was comprised of 74 securities. The Base Index is a comprehensive, rules-based index designed to measure stock market performance in the United Kingdom. The companies for the Base Index are selected based on these rules: all United Kingdom securities that have (1) float adjusted market values of $100 million or more; and (2) annual dollar value traded of at least $50 million. SPDJI creates and maintains the Base Index. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The inception date of the Index was October 17, 2011. The initial divisor was created to set a benchmark value of 100.00 on September 19, 2011. The Index was created and trademarked by SPDJI.

   1. Start with all stocks in the S&P United Kingdom BMI Index.

      Exclude the following:

       i. Stocks which do not trade on an eligible exchange.

      ii. Duplicates (multiple share classes) of a common issuer.

     iii. Stocks with average daily dollar volume over the last three months of less than $500,000.

      iv. Stocks with a market cap less than the NYSE midcap breakpoint (50th percentile).

       v. Should the steps above result in an eligible universe of fewer than 100 stocks, the next largest stock below the NYSE midcap breakpoint passing all other eligibility requirements is added until the eligible universe reaches 100 stocks.

   2. Rank all remaining stocks in the universe on both growth and value factors. The five growth factors are 3, 6 & 12 month price appreciation, sales to price and 1 year sales growth. The three value factors are book value to price, cash flow to price and return on assets. All stocks are ranked on the sum of ranks for the growth factors and, separately, all stocks are ranked on the sum of ranks for the value factors. A stock must have data for all growth and/or value factors to receive a rank for that style.

   3. Each stock receives the best style rank from step 2 as its selection score.

   4. The top 75 stocks based on the selection score determined in step 3 comprise the "selected stocks." The "selected stocks" are then split into quintiles based on their selection score. The top ranked quintile receives 5/15 (33.3%) of the portfolio weight with successive quintiles receiving 4/15 (26.7%), 3/15 (20.0%), 2/15 (13.3%) and 1/15 (6.7%), respectively.
      Stocks are equally weighted within each quintile.

   5. After weights are assigned, each stock is tested in order of its selection score rank to check if the weight assigned to that stock violates a sector weighting constraint. Sector weighting constraints are set at 15% above the benchmark weight.

   6. Stocks will fail the sector constraint if the weight assigned to the stock, when added to the weight assigned to all higher ranking stocks in its sector, is greater than the sector weighting constraint.

   7. Stocks violating the sector weighting constraint test are lowered to the highest ranking position in the next lowest quintile. Stocks previously lower in rank than the violating stock move up one rank as necessary. This may result in a weighting change for the affected stocks if the move results in a higher quintile position. The violating stock is then retested for constraint violations at the new lower assigned weight. Stocks in the lowest quintile that violate the sector weighting constraint are removed from the portfolio and replaced by the highest scoring stock not originally selected, subject to sector constraints. This process continues until no sector constraints are violated.

Changes to the Index will be effective at the open of trading on the ninth business day of the following month. The Index is rebalanced and reconstituted as of the last business day of the semi-annual periods ended June 30 and December 31. Acquired companies are deleted at the close on the day the merger closes for both cash and stock deals. An acquired company's weight in the Index is reallocated pro rata among the remaining Index constituents. Spin-offs are not included in the Index. The value of the spin-off is reallocated to the parent company.

THE DEFINED INDEX SERIES
The Defined Index Series were created by SPDJI. The Funds will make changes to their portfolios shortly after changes to the Defined Index Series are released to the public. Investors are able to access the holdings of each Fund and the composition and compilation methodology of the Defined Index Series through the Funds' website at www.ftportfolios.com.

In the event that SPDJI no longer calculates any Defined Index Series, the Defined Index Series license is terminated or the identity or character of any equity index of the Defined Index Series is materially changed, the Board will seek to engage a replacement index. However, if that proves to be impracticable, the Board will take whatever action it deems to be in the best interests of the Funds. The Board will also take whatever actions it deems to be in the best interests of the Funds if the Funds' shares are delisted.



                          PREMIUM/DISCOUNT INFORMATION

The tables that follow present information about the differences between each Fund's daily market price on the applicable Exchange and its net asset value. The "Market Price" of a Fund generally is determined using the midpoint between the highest bid and lowest offer on the Exchange, as of the time a Fund's net asset value is calculated. A Fund's Market Price may be at, above, or below its net asset value. The net asset value of a Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of a Fund will fluctuate in accordance with changes in its net asset value, as well as market supply and demand.

Premiums or discounts are the differences (generally expressed as a percentage) between the net asset value and Market Price of a Fund on a given day, generally at the time net asset value is calculated. A premium is the amount that a Fund is trading above the reported net asset value. A discount is the amount that a Fund is trading below the reported net asset value.

The following information shows the frequency distribution of premiums and discounts of the daily bid/ask price of each Fund against each Fund's net asset value. The information shown for each Fund is for the period indicated. Shareholders may pay more than net asset value when they buy Fund shares and receive less than net asset value when they sell those shares because shares are bought and sold at current market price. All data presented here represents past performance, which cannot be used to predict future results. Information about the premiums and discounts at which the Funds' shares have traded is available on the Funds' website at www.ftportfolios.com.

                                  FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND (FPA)
                                           BID/ASK MIDPOINT VS. NET ASSET VALUE

                                 NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NET ASSET VALUE
                                       0.00% - 0.49%          0.50% - 0.99%           1.00% - 1.99%            >= 2.00%
12 Months Ended 12/31/2013                  93                      77                      18                      0
3 Months Ended 3/31/2014                    24                      13                       0                      0


                                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NET ASSET VALUE
                                       0.00% - 0.49%          0.50% - 0.99%           1.00% - 1.99%            >= 2.00%
12 Months Ended 12/31/2013                  44                      15                       5                      0
3 Months Ended 3/31/2014                    15                       7                       2                      0



                                        FIRST TRUST AUSTRALIA ALPHADEX(R) FUND (FAUS)
                                           BID/ASK MIDPOINT VS. NET ASSET VALUE

                                 NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NET ASSET VALUE
                                       0.00% - 0.49%          0.50% - 0.99%           1.00% - 1.99%            >= 2.00%
12 Months Ended 12/31/2013                 108                      66                       4                      0
3 Months Ended 3/31/2014                    25                       6                       0                      0


                                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NET ASSET VALUE
                                       0.00% - 0.49%          0.50% - 0.99%           1.00% - 1.99%            >= 2.00%
12 Months Ended 12/31/2013                  62                      12                       0                      0
3 Months Ended 3/31/2014                    25                       4                       1                      0

                                          FIRST TRUST BRAZIL ALPHADEX(R) FUND (FBZ)
                                           BID/ASK MIDPOINT VS. NET ASSET VALUE

                                 NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NET ASSET VALUE
                                       0.00% - 0.49%          0.50% - 0.99%           1.00% - 1.99%            >= 2.00%
12 Months Ended 12/31/2013                 166                      57                       7                      1
3 Months Ended 3/31/2014                    34                       8                       3                      0


                                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NET ASSET VALUE
                                       0.00% - 0.49%          0.50% - 0.99%           1.00% - 1.99%            >= 2.00%
12 Months Ended 12/31/2013                  16                       3                       2                      0
3 Months Ended 3/31/2014                    11                       3                       1                      1



                                         FIRST TRUST CANADA ALPHADEX(R) FUND (FCAN)
                                           BID/ASK MIDPOINT VS. NET ASSET VALUE

                                 NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NET ASSET VALUE
                                       0.00% - 0.49%          0.50% - 0.99%           1.00% - 1.99%            >= 2.00%
12 Months Ended 12/31/2013                 187                      12                       0                      0
3 Months Ended 3/31/2014                    46                       1                       0                      0


                                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NET ASSET VALUE
                                       0.00% - 0.49%          0.50% - 0.99%           1.00% - 1.99%            >= 2.00%
12 Months Ended 12/31/2013                  50                       3                       0                      0
3 Months Ended 3/31/2014                    14                       0                       0                      0



                                          FIRST TRUST CHINA ALPHADEX(R) FUND (FCA)
                                           BID/ASK MIDPOINT VS. NET ASSET VALUE

                                 NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NET ASSET VALUE
                                       0.00% - 0.49%          0.50% - 0.99%           1.00% - 1.99%            >= 2.00%
12 Months Ended 12/31/2013                  64                      31                      16                      0
3 Months Ended 3/31/2014                    13                       9                       0                      0


                                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NET ASSET VALUE
                                       0.00% - 0.49%          0.50% - 0.99%           1.00% - 1.99%            >= 2.00%
12 Months Ended 12/31/2013                  54                      51                      33                      3
3 Months Ended 3/31/2014                    17                      17                       5                      0



                                 FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND (FDT)
                                           BID/ASK MIDPOINT VS. NET ASSET VALUE

                                 NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NET ASSET VALUE
                                       0.00% - 0.49%          0.50% - 0.99%           1.00% - 1.99%            >= 2.00%
12 Months Ended 12/31/2013                 132                      77                       5                      0
3 Months Ended 3/31/2014                    25                       4                       0                      0


                                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NET ASSET VALUE
                                       0.00% - 0.49%          0.50% - 0.99%           1.00% - 1.99%            >= 2.00%
12 Months Ended 12/31/2013                  30                       8                       0                      0
3 Months Ended 3/31/2014                    23                       9                       0                      0

                            FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS)
                                           BID/ASK MIDPOINT VS. NET ASSET VALUE

                                 NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NET ASSET VALUE
                                       0.00% - 0.49%          0.50% - 0.99%           1.00% - 1.99%            >= 2.00%
12 Months Ended 12/31/2013                 104                      38                       2                      0
3 Months Ended 3/31/2014                    28                      24                       1                      0


                                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NET ASSET VALUE
                                       0.00% - 0.49%          0.50% - 0.99%           1.00% - 1.99%            >= 2.00%
12 Months Ended 12/31/2013                  77                      30                       1                      0
3 Months Ended 3/31/2014                     7                       1                       0                      0



                                     FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND (FEM)
                                           BID/ASK MIDPOINT VS. NET ASSET VALUE

                                 NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NET ASSET VALUE
                                       0.00% - 0.49%          0.50% - 0.99%           1.00% - 1.99%            >= 2.00%
12 Months Ended 12/31/2013                 100                      60                      12                      1
3 Months Ended 3/31/2014                    20                       7                       0                      0


                                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NET ASSET VALUE
                                       0.00% - 0.49%          0.50% - 0.99%           1.00% - 1.99%            >= 2.00%
12 Months Ended 12/31/2013                  50                      24                       5                      0
3 Months Ended 3/31/2014                    22                      11                       1                      0



                               FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND (FEMS)
                                           BID/ASK MIDPOINT VS. NET ASSET VALUE

                                 NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NET ASSET VALUE
                                       0.00% - 0.49%          0.50% - 0.99%           1.00% - 1.99%            >= 2.00%
12 Months Ended 12/31/2013                  66                      86                      44                      3
3 Months Ended 3/31/2014                    25                      16                       3                      0


                                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NET ASSET VALUE
                                       0.00% - 0.49%          0.50% - 0.99%           1.00% - 1.99%            >= 2.00%
12 Months Ended 12/31/2013                  34                      12                       6                      1
3 Months Ended 3/31/2014                    11                       5                       1                      0



                                          FIRST TRUST EUROPE ALPHADEX(R) FUND (FEP)
                                           BID/ASK MIDPOINT VS. NET ASSET VALUE

                                 NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NET ASSET VALUE
                                       0.00% - 0.49%          0.50% - 0.99%           1.00% - 1.99%            >= 2.00%
12 Months Ended 12/31/2013                  70                     152                      22                      1
3 Months Ended 3/31/2014                    43                      11                       0                      0


                                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NET ASSET VALUE
                                       0.00% - 0.49%          0.50% - 0.99%           1.00% - 1.99%            >= 2.00%
12 Months Ended 12/31/2013                   6                       1                       0                      0
3 Months Ended 3/31/2014                     6                       1                       0                      0

                                         FIRST TRUST GERMANY ALPHADEX(R) FUND (FGM)
                                           BID/ASK MIDPOINT VS. NET ASSET VALUE

                                 NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NET ASSET VALUE
                                       0.00% - 0.49%          0.50% - 0.99%           1.00% - 1.99%            >= 2.00%
12 Months Ended 12/31/2013                 163                      35                       2                      0
3 Months Ended 3/31/2014                    22                       3                       0                      0


                                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NET ASSET VALUE
                                       0.00% - 0.49%          0.50% - 0.99%           1.00% - 1.99%            >= 2.00%
12 Months Ended 12/31/2013                  49                       3                       0                      0
3 Months Ended 3/31/2014                    32                       4                       0                      0



                                        FIRST TRUST HONG KONG ALPHADEX(R) FUND (FHK)
                                           BID/ASK MIDPOINT VS. NET ASSET VALUE

                                 NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NET ASSET VALUE
                                       0.00% - 0.49%          0.50% - 0.99%           1.00% - 1.99%            >= 2.00%
12 Months Ended 12/31/2013                  94                      56                      14                      2
3 Months Ended 3/31/2014                    25                      15                       3                      0


                                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NET ASSET VALUE
                                       0.00% - 0.49%          0.50% - 0.99%           1.00% - 1.99%            >= 2.00%
12 Months Ended 12/31/2013                  51                      31                       3                      1
3 Months Ended 3/31/2014                     9                       8                       1                      0



                                          FIRST TRUST JAPAN ALPHADEX(R) FUND (FJP)
                                           BID/ASK MIDPOINT VS. NET ASSET VALUE

                                 NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NET ASSET VALUE
                                       0.00% - 0.49%          0.50% - 0.99%           1.00% - 1.99%            >= 2.00%
12 Months Ended 12/31/2013                  71                      70                      40                      9
3 Months Ended 3/31/2014                    24                       8                       2                      1


                                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NET ASSET VALUE
                                       0.00% - 0.49%          0.50% - 0.99%           1.00% - 1.99%            >= 2.00%
12 Months Ended 12/31/2013                  37                      19                       4                      2
3 Months Ended 3/31/2014                    15                       9                       2                      0



                                      FIRST TRUST LATIN AMERICA ALPHADEX(R) FUND (FLN)
                                           BID/ASK MIDPOINT VS. NET ASSET VALUE

                                 NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NET ASSET VALUE
                                       0.00% - 0.49%          0.50% - 0.99%           1.00% - 1.99%            >= 2.00%
12 Months Ended 12/31/2013                  85                      41                       8                      0
3 Months Ended 3/31/2014                     9                       0                       0                      0


                                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NET ASSET VALUE
                                       0.00% - 0.49%          0.50% - 0.99%           1.00% - 1.99%            >= 2.00%
12 Months Ended 12/31/2013                 102                      14                       2                      0
3 Months Ended 3/31/2014                    41                       9                       2                      0

                                       FIRST TRUST SOUTH KOREA ALPHADEX(R) FUND (FKO)
                                           BID/ASK MIDPOINT VS. NET ASSET VALUE

                                 NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NET ASSET VALUE
                                       0.00% - 0.49%          0.50% - 0.99%           1.00% - 1.99%            >= 2.00%
12 Months Ended 12/31/2013                  86                      72                      13                      7
3 Months Ended 3/31/2014                    23                      11                       1                      0


                                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NET ASSET VALUE
                                       0.00% - 0.49%          0.50% - 0.99%           1.00% - 1.99%            >= 2.00%
12 Months Ended 12/31/2013                  53                      21                       0                      0
3 Months Ended 3/31/2014                    18                       3                       5                      0



                                       FIRST TRUST SWITZERLAND ALPHADEX(R) FUND (FSZ)
                                           BID/ASK MIDPOINT VS. NET ASSET VALUE

                                 NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NET ASSET VALUE
                                       0.00% - 0.49%          0.50% - 0.99%           1.00% - 1.99%            >= 2.00%
12 Months Ended 12/31/2013                 165                      13                       1                      0
3 Months Ended 3/31/2014                    39                       7                       0                      0


                                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NET ASSET VALUE
                                       0.00% - 0.49%          0.50% - 0.99%           1.00% - 1.99%            >= 2.00%
12 Months Ended 12/31/2013                  68                       5                       0                      0
3 Months Ended 3/31/2014                    14                       1                       0                      0



                                          FIRST TRUST TAIWAN ALPHADEX(R) FUND (FTW)
                                           BID/ASK MIDPOINT VS. NET ASSET VALUE

                                 NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NET ASSET VALUE
                                       0.00% - 0.49%          0.50% - 0.99%           1.00% - 1.99%            >= 2.00%
12 Months Ended 12/31/2013                  75                      45                      12                      2
3 Months Ended 3/31/2014                    20                       3                       0                      0


                                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NET ASSET VALUE
                                       0.00% - 0.49%          0.50% - 0.99%           1.00% - 1.99%            >= 2.00%
12 Months Ended 12/31/2013                  78                      33                       6                      1
3 Months Ended 3/31/2014                    19                      12                       4                      3



                                      FIRST TRUST UNITED KINGDOM ALPHADEX(R) FUND (FKU)
                                           BID/ASK MIDPOINT VS. NET ASSET VALUE

                                 NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NET ASSET VALUE
                                       0.00% - 0.49%          0.50% - 0.99%           1.00% - 1.99%            >= 2.00%
12 Months Ended 12/31/2013                  96                     125                      14                      0
3 Months Ended 3/31/2014                    26                      31                       1                      0


                                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NET ASSET VALUE
                                       0.00% - 0.49%          0.50% - 0.99%           1.00% - 1.99%            >= 2.00%
12 Months Ended 12/31/2013                  17                       0                       0                      0
3 Months Ended 3/31/2014                     3                       0                       0                      0

                            TOTAL RETURN INFORMATION

The tables below compare the total return of each Fund to the total return of the Index on which it is based and each Fund's benchmark index. The information presented for each Fund is for the period indicated.

"Average annual total returns" represent the average annual change in the value of an investment over the period indicated. "Cumulative total returns" represent the total change in value of an investment over the period indicated. The net asset value per share of a Fund is the value of one share of a Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The net asset value return is based on the net asset value per share of a Fund, and the market return is based on the market price per share of a Fund. The price used to calculate market return ("Market Price") generally is determined by using the midpoint between the highest bid and the lowest offer on the Exchange on which the shares of a Fund are listed for trading, as of the time that a Fund's net asset value is calculated. Since the shares of each Fund typically do not trade in the secondary market until several days after a Fund's inception, for the period from inception to the first day of secondary market trading in shares of a Fund, the net asset value of a Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and net asset value returns assume that dividends and capital gain distributions have been reinvested in a Fund at Market Price and net asset value, respectively. An Index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns reflect the reinvestment of dividends on securities in the Indices. The returns shown in the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of shares of a Fund. The investment return and principal value of shares of a Fund will vary with changes in market conditions. Shares of a Fund may be worth more or less than their original cost when they are redeemed or sold in the market. A Fund's past performance is no guarantee of future results.

                                  FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND (FPA)

                                                                     Average Annual Total Returns  Cumulative Total Returns
                                                       1 Year            Inception (4/18/2011)      Inception (4/18/2011)
                                                  Ended 12/31/2013           to 12/31/2013              to 12/31/2013
FUND PERFORMANCE
Net Asset Value                                          3.83%                 -0.18%                       -0.48%
Market Price                                             3.89%                  0.24%                        0.64%
INDEX PERFORMANCE
Defined Asia Pacific Ex-Japan Index                      5.93%                  0.83%                        2.25%
S&P Asia Pacific Ex-Japan BMI Index                      4.22%                  1.77%                        4.85%
MSCI Pacific ex-Japan Index                              5.49%                  3.33%                        9.26%



                                        FIRST TRUST AUSTRALIA ALPHADEX(R) FUND (FAUS)

                                                                     Average Annual Total Returns  Cumulative Total Returns
                                                       1 Year            Inception (2/14/2012)      Inception (2/14/2012)
                                                  Ended 12/31/2013           to 12/31/2013              to 12/31/2013
FUND PERFORMANCE
Net Asset Value                                         -0.61%                  4.65%                        8.92%
Market Price                                            -1.42%                  4.78%                        9.18%
INDEX PERFORMANCE
Defined Australia Index                                  1.09%                  5.28%                       10.14%
S&P Australia BMI Index                                  2.29%                  6.44%                       12.43%
MSCI Australia Index                                     4.16%                  8.78%                       17.10%

                                          FIRST TRUST BRAZIL ALPHADEX(R) FUND (FBZ)

                                                                     Average Annual Total Returns  Cumulative Total Returns
                                                       1 Year            Inception (4/18/2011)      Inception (4/18/2011)
                                                  Ended 12/31/2013           to 12/31/2013              to 12/31/2013
FUND PERFORMANCE
Net Asset Value                                        -14.72%                -11.94%                      -29.11%
Market Price                                           -14.95%                -11.63%                      -28.45%
INDEX PERFORMANCE
Defined Brazil Index                                   -13.92%                -10.87%                      -26.73%
S&P Brazil BMI Index                                   -16.58%                -13.18%                      -31.77%
MSCI Brazil Index                                      -16.04%                -14.12%                      -33.75%



                                         FIRST TRUST CANADA ALPHADEX(R) FUND (FCAN)

                                                                     Average Annual Total Returns  Cumulative Total Returns
                                                       1 Year            Inception (2/14/2012)      Inception (2/14/2012)
                                                  Ended 12/31/2013           to 12/31/2013              to 12/31/2013
FUND PERFORMANCE
Net Asset Value                                         15.75%                 12.20%                       24.16%
Market Price                                            15.45%                 12.37%                       24.50%
INDEX PERFORMANCE
Defined Canada Index                                    16.70%                 12.94%                       25.66%
S&P Canada BMI Index                                     5.28%                  3.94%                        7.52%
MSCI Canada Index                                        5.63%                  4.87%                        9.34%



                                          FIRST TRUST CHINA ALPHADEX(R) FUND (FCA)

                                                                     Average Annual Total Returns  Cumulative Total Returns
                                                       1 Year            Inception (4/18/2011)      Inception (4/18/2011)
                                                  Ended 12/31/2013           to 12/31/2013              to 12/31/2013
FUND PERFORMANCE
Net Asset Value                                         -1.63%                 -6.12%                      -15.70%
Market Price                                            -2.31%                 -5.85%                      -15.06%
INDEX PERFORMANCE
Defined China Index                                      1.00%                 -5.45%                      -14.06%
S&P China BMI Index                                     10.37%                 -0.06%                       -0.16%
MSCI China Index                                         3.64%                 -0.54%                       -1.45%



                                 FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND (FDT)

                                                                     Average Annual Total Returns  Cumulative Total Returns
                                                       1 Year            Inception (4/18/2011)      Inception (4/18/2011)
                                                  Ended 12/31/2013           to 12/31/2013              to 12/31/2013
FUND PERFORMANCE
Net Asset Value                                         18.40%                  3.42%                        9.52%
Market Price                                            18.71%                  3.77%                       10.54%
INDEX PERFORMANCE
Defined Developed Markets Ex-US Index                   20.59%                  4.39%                       12.32%
S&P Developed Markets Ex-US BMI Index                   20.88%                  6.87%                       19.68%
MSCI World Ex-US Index                                  21.02%                  7.10%                       20.39%

                            FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS)

                                                                     Average Annual Total Returns  Cumulative Total Returns
                                                       1 Year            Inception (2/15/2012)      Inception (2/15/2012)
                                                  Ended 12/31/2013           to 12/31/2013              to 12/31/2013
FUND PERFORMANCE
Net Asset Value                                         22.56%                 13.52%                       26.88%
Market Price                                            22.76%                 14.10%                       28.09%
INDEX PERFORMANCE
Defined Developed Markets ex-US Small Cap Index         26.10%                 15.29%                       30.56%
S&P Developed Markets ex-US SmallCap Index              25.56%                 16.50%                       33.14%
MSCI World ex US Small Cap Index                        25.55%                 16.11%                       32.31%



                                     FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND (FEM)

                                                                     Average Annual Total Returns  Cumulative Total Returns
                                                       1 Year            Inception (4/18/2011)      Inception (4/18/2011)
                                                  Ended 12/31/2013           to 12/31/2013              to 12/31/2013
FUND PERFORMANCE
Net Asset Value                                         -3.35%                 -3.89%                      -10.19%
Market Price                                            -3.47%                 -3.52%                       -9.23%
INDEX PERFORMANCE
Defined Emerging Markets Index                          -1.86%                 -2.84%                       -7.49%
S&P Emerging Markets BMI Index                          -1.53%                 -2.99%                       -7.89%
MSCI Emerging Markets Index                             -2.60%                 -2.80%                       -7.40%



                               FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND (FEMS)

                                                                     Average Annual Total Returns  Cumulative Total Returns
                                                       1 Year            Inception (2/15/2012)      Inception (2/15/2012)
                                                  Ended 12/31/2013           to 12/31/2013              to 12/31/2013
FUND PERFORMANCE
Net Asset Value                                          5.65%                 11.22%                       22.08%
Market Price                                             5.87%                 12.10%                       23.91%
INDEX PERFORMANCE
Defined Emerging Markets Small Cap Index                 7.79%                 12.21%                       24.09%
S&P Emerging Markets SmallCap Index                      1.46%                  3.77%                        7.18%
MSCI Emerging Markets Small Cap Index                    1.04%                  2.14%                        4.04%



                                          FIRST TRUST EUROPE ALPHADEX(R) FUND (FEP)

                                                                     Average Annual Total Returns  Cumulative Total Returns
                                                       1 Year            Inception (4/18/2011)      Inception (4/18/2011)
                                                  Ended 12/31/2013           to 12/31/2013              to 12/31/2013
FUND PERFORMANCE
Net Asset Value                                         31.33%                  7.26%                       20.90%
Market Price                                            30.23%                  7.65%                       22.08%
INDEX PERFORMANCE
Defined Europe Index                                    33.51%                  8.37%                       24.29%
S&P Europe BMI Index                                    27.16%                  9.30%                       27.19%
MSCI Europe Index                                       25.23%                  8.79%                       25.58%

                                         FIRST TRUST GERMANY ALPHADEX(R) FUND (FGM)

                                                                     Average Annual Total Returns  Cumulative Total Returns
                                                       1 Year            Inception (2/14/2012)      Inception (2/14/2012)
                                                  Ended 12/31/2013           to 12/31/2013              to 12/31/2013
FUND PERFORMANCE
Net Asset Value                                         26.61%                 21.05%                       43.18%
Market Price                                            27.70%                 21.94%                       45.19%
INDEX PERFORMANCE
Defined Germany Index                                   28.32%                 21.57%                       44.28%
S&P Germany BMI Index                                   31.43%                 23.48%                       48.56%
MSCI Germany Index                                      31.37%                 23.67%                       48.98%



                                        FIRST TRUST HONG KONG ALPHADEX(R) FUND (FHK)

                                                                     Average Annual Total Returns  Cumulative Total Returns
                                                       1 Year            Inception (2/14/2012)      Inception (2/14/2012)
                                                  Ended 12/31/2013           to 12/31/2013              to 12/31/2013
FUND PERFORMANCE
Net Asset Value                                         14.42%                 17.11%                       34.56%
Market Price                                            14.47%                 17.64%                       35.71%
INDEX PERFORMANCE
Defined Hong Kong Index                                 17.06%                 18.43%                       37.37%
S&P Hong Kong BMI Index                                 10.64%                 11.74%                       23.16%
MSCI Hong Kong Index                                    11.09%                 12.88%                       25.53%



                                          FIRST TRUST JAPAN ALPHADEX(R) FUND (FJP)

                                                                     Average Annual Total Returns  Cumulative Total Returns
                                                       1 Year            Inception (4/18/2011)      Inception (4/18/2011)
                                                  Ended 12/31/2013           to 12/31/2013              to 12/31/2013
FUND PERFORMANCE
Net Asset Value                                         30.66%                  6.58%                       18.84%
Market Price                                            31.56%                  7.09%                       20.38%
INDEX PERFORMANCE
Defined Japan Index                                     32.80%                  6.89%                       19.74%
S&P Japan BMI Index                                     26.50%                  9.50%                       27.81%
MSCI Japan Index                                        27.16%                  9.44%                       27.64%



                                      FIRST TRUST LATIN AMERICA ALPHADEX(R) FUND (FLN)

                                                                     Average Annual Total Returns  Cumulative Total Returns
                                                       1 Year            Inception (4/18/2011)      Inception (4/18/2011)
                                                  Ended 12/31/2013           to 12/31/2013              to 12/31/2013
FUND PERFORMANCE
Net Asset Value                                        -10.17%                 -5.78%                      -14.89%
Market Price                                           -11.35%                 -5.72%                      -14.73%
INDEX PERFORMANCE
Defined Latin America Index                             -9.00%                 -4.29%                      -11.18%
S&P Latin America BMI Index                            -13.03%                 -8.19%                      -20.63%
MSCI EM Latin America Index                            -13.36%                 -8.98%                      -22.46%

                                       FIRST TRUST SOUTH KOREA ALPHADEX(R) FUND (FKO)

                                                                     Average Annual Total Returns  Cumulative Total Returns
                                                       1 Year            Inception (4/18/2011)      Inception (4/18/2011)
                                                  Ended 12/31/2013           to 12/31/2013              to 12/31/2013
FUND PERFORMANCE
Net Asset Value                                          6.54%                 -1.27%                       -3.39%
Market Price                                             6.09%                 -0.49%                       -1.33%
INDEX PERFORMANCE
Defined South Korea Index                                8.79%                 -0.30%                       -0.80%
S&P South Korea BMI Index                                4.06%                  1.14%                        3.10%
MSCI South Korea Index                                   3.94%                  0.58%                        1.58%


                                       FIRST TRUST SWITZERLAND ALPHADEX(R) FUND (FSZ)

                                                                     Average Annual Total Returns  Cumulative Total Returns
                                                       1 Year            Inception (2/14/2012)      Inception (2/14/2012)
                                                  Ended 12/31/2013           to 12/31/2013              to 12/31/2013
FUND PERFORMANCE
Net Asset Value                                         28.89%                 20.44%                       41.83%
Market Price                                            29.06%                 21.02%                       43.12%
INDEX PERFORMANCE
Defined Switzerland Index                               30.99%                 21.35%                       43.79%
S&P Switzerland BMI Index                               27.50%                 21.70%                       44.57%
MSCI Switzerland Index                                  26.61%                 21.45%                       44.01%


                                          FIRST TRUST TAIWAN ALPHADEX(R) FUND (FTW)

                                                                     Average Annual Total Returns  Cumulative Total Returns
                                                       1 Year            Inception (2/14/2012)      Inception (2/14/2012)
                                                  Ended 12/31/2013           to 12/31/2013              to 12/31/2013
FUND PERFORMANCE
Net Asset Value                                          9.80%                  5.49%                       10.58%
Market Price                                             9.54%                  5.97%                       11.51%
INDEX PERFORMANCE
Defined Taiwan Index                                    11.73%                  6.72%                       12.97%
S&P Taiwan BMI Index                                    12.29%                  7.26%                       14.06%
MSCI Taiwan Index                                        9.06%                  6.68%                       12.89%


                                      FIRST TRUST UNITED KINGDOM ALPHADEX(R) FUND (FKU)

                                                                     Average Annual Total Returns  Cumulative Total Returns
                                                       1 Year            Inception (2/14/2012)      Inception (2/14/2012)
                                                  Ended 12/31/2013           to 12/31/2013              to 12/31/2013
FUND PERFORMANCE
Net Asset Value                                         28.17%                 23.59%                       48.91%
Market Price                                            29.59%                 24.40%                       50.73%
INDEX PERFORMANCE
Defined United Kingdom Index                            31.10%                 25.16%                       52.38%
S&P United Kingdom BMI Index                            23.44%                 17.39%                       35.11%
MSCI United Kingdom Index                               20.67%                 15.11%                       30.22%


                              FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each Fund's financial performance for the periods shown. Certain information reflects financial results for a single share of each Fund. The total returns represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the periods indicated has been derived from financial statements audited by Deloitte & Touche LLP, whose report, along with each Fund's financial statements, is included in the Annual Report to Shareholders dated December 31, 2013 and is incorporated by reference in the Funds' SAI, which is available upon request.

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND (FPA)

                                                                                FOR THE PERIOD
                                                    YEAR            YEAR        4/18/2011 (a)
                                                    ENDED           ENDED          THROUGH
                                                 12/31/2013      12/31/2012       12/31/2011
                                                -------------   -------------   --------------

Net asset value, beginning of period            $     27.53     $     22.88      $    29.83
                                                -----------     -----------      ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           0.54            0.44            0.30
Net realized and unrealized gain (loss)                0.48            4.65           (6.76)
                                                -----------     -----------      ----------
Total from investment operations                       1.02            5.09           (6.46)
                                                -----------     -----------      ----------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                 (0.66)          (0.44)         (0.36)
Return of capital                                         --              --           (0.13)
                                                -----------     -----------      ----------
Total from distributions                              (0.66)          (0.44)         (0.49)
                                                -----------     -----------      ----------

Net asset value, end of period                  $     27.89     $     27.53      $   22.88
                                                ===========     ===========      ==========

TOTAL RETURN (b)                                       3.83%          22.54%         (21.78)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $    57,167     $    13,765      $    2,288
Ratio of total expenses to average net assets          0.80%           0.80%           0.80% (c)
Ratio of net investment income (loss) to
   average net assets                                  1.48%           1.39%           1.60% (c)
Portfolio turnover rate (d)                             118%            105%             49%



FIRST TRUST AUSTRALIA ALPHADEX(R) FUND (FAUS)

                                                                FOR THE PERIOD
                                                    YEAR        2/14/2012 (a)
                                                    ENDED          THROUGH
                                                 12/31/2013      12/31/2012
                                                -------------   --------------

Net asset value, beginning of period            $     31.21     $     30.00
                                                -----------     -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           0.62            1.24
Net realized and unrealized gain (loss)               (0.78)           1.53
                                                -----------     -----------
Total from investment operations                      (0.16)           2.77
                                                -----------     -----------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                 (1.06)          (1.56)
                                                -----------     -----------

Net asset value, end of period                  $     29.99     $     31.21
                                                ===========     ===========

TOTAL RETURN (b)                                      (0.61)%          9.59%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $    1,500      $     3,121
Ratio of total expenses to average net assets          0.80%           0.80% (c)
Ratio of net investment income (loss) to
   average net assets                                  3.10%           4.63% (c)
Portfolio turnover rate (d)                              92%             62%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation unit was established.
(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c) Annualized.
(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


FIRST TRUST BRAZIL ALPHADEX(R) FUND (FBZ)

                                                                               FOR THE PERIOD
                                                    YEAR           YEAR         4/18/2011 (a)
                                                   ENDED           ENDED           THROUGH
                                                 12/31/2013      12/31/2012      12/31/2011
                                                -------------   -------------   --------------

Net asset value, beginning of period            $     23.42     $     23.04      $    29.69
                                                -----------     -----------      ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           0.53            0.92            0.43
Net realized and unrealized gain (loss)               (3.97)           0.38           (6.79)
                                                -----------     -----------      ----------
Total from investment operations                      (3.44)           1.30           (6.36)
                                                -----------     -----------      ----------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                 (0.53)          (0.92)          (0.29)
                                                -----------     -----------      ----------

Net asset value, end of period                  $     19.45     $     23.42      $    23.04
                                                ===========     ===========      ==========

TOTAL RETURN (b)                                     (14.72)%          5.80%         (21.43)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $     5,835     $     5,856      $    6,912
Ratio of total expenses to average net assets          0.81%           0.81%           0.80% (c)
Ratio of net investment income (loss) to
   average net assets                                  2.40%           3.87%           2.71% (c)
Portfolio turnover rate (d)                              85%             98%             46%



FIRST TRUST CANADA ALPHADEX(R) FUND (FCAN)


                                                                FOR THE PERIOD
                                                    YEAR        2/14/2012 (a)
                                                    ENDED          THROUGH
                                                 12/31/2013      12/31/2012
                                                -------------   --------------

Net asset value, beginning of period            $     31.62     $     29.85
                                                -----------     -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           0.53            0.30
Net realized and unrealized gain (loss)                4.43            1.85
                                                -----------     -----------
Total from investment operations                       4.96            2.15
                                                -----------     -----------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                 (0.47)          (0.38)
                                                -----------     -----------

Net asset value, end of period                  $     36.11     $     31.62
                                                ===========     ===========

TOTAL RETURN (b)                                      15.75%           7.26%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $    77,628     $     7,904
Ratio of total expenses to average net assets          0.80%           0.80% (c)
Ratio of net investment income (loss) to
   average net assets                                  2.08%           1.36% (c)
Portfolio turnover rate (d)                              47%             66%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation unit was established.
(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c) Annualized.
(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


FIRST TRUST CHINA ALPHADEX(R) FUND (FCA)

                                                                               FOR THE PERIOD
                                                    YEAR            YEAR        4/18/2011 (a)
                                                    ENDED           ENDED          THROUGH
                                                 12/31/2013      12/31/2012      12/31/2011
                                                -------------   -------------   --------------

Net asset value, beginning of period            $     24.74     $     19.67      $    29.90
                                                -----------     -----------      ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           0.63            0.35            0.45
Net realized and unrealized gain (loss)               (1.13)           5.09          (10.23)
                                                -----------     -----------      ----------
Total from investment operations                      (0.51)           5.44           (9.78)
                                                -----------     -----------      ----------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                 (0.67)          (0.35)          (0.45)
Return of capital                                        --           (0.02)             --
                                                -----------     -----------      ----------
Total from distributions                              (0.67)          (0.37)          (0.45)
                                                -----------     -----------      ----------

Net asset value, end of period                  $     23.56     $     24.74      $    19.67
                                                ===========     ===========      ==========

TOTAL RETURN (b)                                      (1.63)%         28.05% (e)     (33.08)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $     4,711     $     3,712      $    2,950
Ratio of total expenses to average net assets          0.80%           0.80%           0.80% (c)
Ratio of net investment income (loss) to
   average net assets                                  2.12%           1.77%           2.56% (c)
Portfolio turnover rate (d)                             110%            117%             60%



FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND (FDT)

                                                                               FOR THE PERIOD
                                                    YEAR            YEAR        4/18/2011 (a)
                                                    ENDED           ENDED          THROUGH
                                                 12/31/2013      12/31/2012      12/31/2011
                                                -------------   -------------   --------------

Net asset value, beginning of period            $     43.93     $     38.37      $    49.13
                                                -----------     -----------      ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           0.80            0.73            0.50
Net realized and unrealized gain (loss)                7.20            5.69          (10.69)
                                                -----------     -----------      ----------
Total from investment operations                       8.00            6.42          (10.19)
                                                -----------     -----------      ----------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                 (0.97)          (0.86)          (0.42)
Return of capital                                        --              --           (0.15)
                                                -----------     -----------      ----------
Total from distributions                              (0.97)          (0.86)          (0.57)
                                                -----------     -----------      ----------

Net asset value, end of period                  $     50.96     $     43.93      $    38.37
                                                ===========     ===========      ==========

TOTAL RETURN (b)                                      18.40%(f)       16.97%        (20.92)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $   147,877     $    92,349      $   17,345
Ratio of total expenses to average net assets          0.80%           0.80%           0.80% (c)
Ratio of net investment income (loss) to
   average net assets                                  1.58%           1.83%           1.31% (c)
Portfolio turnover rate (d)                             109%            161%            67%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation unit was established.
(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c) Annualized.
(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
(e) The Fund received a reimbursement from the advisor in the amount of $787. The reimbursement from the advisor represents less than $0.01 per share and had no effect on the Fund's total return.
(f) The Fund received a reimbursement from the advisor in the amount of $15,029. The reimbursement from the advisor represents less than $0.01 per share and had no effect on the Fund's total return.

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS)

                                                               FOR THE PERIOD
                                                    YEAR        2/15/2012 (a)
                                                    ENDED          THROUGH
                                                 12/31/2013      12/31/2012
                                                -------------   --------------

Net asset value, beginning of period            $     30.49     $     30.48
                                                -----------     -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           0.49            0.65
Net realized and unrealized gain (loss)                6.31            0.37
                                                -----------     -----------
Total from investment operations                       6.80            1.02
                                                -----------     -----------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                 (0.66)          (1.01)
                                                -----------     -----------

Net asset value, end of period                  $     36.63     $     30.49
                                                ===========     ===========

TOTAL RETURN (a)                                      22.56%           3.52%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $     3,663     $     1,525
Ratio of total expenses to average net assets          0.80%           0.80% (c)
Ratio of net investment income (loss) to
   average net assets                                  1.82%           2.41% (c)
Portfolio turnover rate (d)                             171%            183%



FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND (FEM)

                                                                               FOR THE PERIOD
                                                    YEAR            YEAR        4/18/2011 (a)
                                                    ENDED           ENDED          THROUGH
                                                 12/31/2013      12/31/2012      12/31/2011
                                                -------------   -------------   --------------

Net asset value, beginning of period            $     26.11     $     22.11      $    29.05
                                                -----------     -----------      ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           0.62            0.56            0.25
Net realized and unrealized gain (loss)               (1.53)           4.02           (6.98)
                                                -----------     -----------      ----------
Total from investment operations                      (0.91)           4.58           (6.73)
                                                -----------     -----------      ----------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                 (0.65)          (0.58)          (0.21)
                                                -----------     -----------      ----------

Net asset value, end of period                  $     24.55     $     26.11      $    22.11
                                                ===========     ===========      ==========

TOTAL RETURN (b)                                      (3.35)%         21.03% (e)     (23.22)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $   330,136     $   129,224      $   23,216
Ratio of total expenses to average net assets          0.80%           0.80%           0.80% (c)
Ratio of net investment income (loss) to
   average net assets                                  2.01%           2.62%           3.09% (c)
Portfolio turnover rate (d)                             132%            145%             56%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation unit was established.
(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c) Annualized.
(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
(e) The Fund received a reimbursement from the advisor in the amount of $5,335. The reimbursement from the advisor represents less than $0.01 per share and had no effect on the Fund's total return.

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND (FEMS)

                                                               FOR THE PERIOD
                                                    YEAR        2/15/2012 (a)
                                                    ENDED          THROUGH
                                                 12/31/2013      12/31/2012
                                                -------------   --------------

Net asset value, beginning of period            $     34.16     $     30.27
                                                -----------     -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           0.50            0.59
Net realized and unrealized gain (loss)                1.42            3.98
                                                -----------     -----------
Total from investment operations                       1.92            4.57
                                                -----------     -----------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                 (0.64)          (0.68)
                                                -----------     -----------

Net asset value, end of period                  $     35.44     $     34.16
                                                ===========     ===========

TOTAL RETURN (b)                                       5.65%          15.56%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $    51,391     $     1,708
Ratio of total expenses to average net assets          0.80%           0.80% (c)
Ratio of net investment income (loss) to
   average net assets                                  1.84%           2.53% (c)
Portfolio turnover rate (d)                             144%            162%



FIRST TRUST EUROPE ALPHADEX(R) FUND (FEP)

                                                                               FOR THE PERIOD
                                                    YEAR            YEAR        4/18/2011 (a)
                                                    ENDED           ENDED          THROUGH
                                                 12/31/2013      12/31/2012      12/31/2011
                                                -------------   -------------   --------------

Net asset value, beginning of period            $     25.68     $     21.60      $    29.10
                                                -----------     -----------      ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           0.45            0.54            0.51
Net realized and unrealized gain (loss)                7.49            4.10           (7.52)
                                                -----------     -----------      ----------
Total from investment operations                       7.94            4.64           (7.01)
                                                -----------     -----------      ----------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                 (0.52)          (0.56)          (0.49)
                                                -----------     -----------      ----------

Net asset value, end of period                  $     33.10     $     25.68      $    21.60
                                                ===========     ===========      ==========

TOTAL RETURN (b)                                      31.33%(e)       21.98%         (24.53)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $   405,481     $    30,821      $    5,399
Ratio of total expenses to average net assets          0.80%           0.80%           0.80% (c)
Ratio of net investment income (loss) to
   average net assets                                  0.78%           1.51%           2.81% (c)
Portfolio turnover rate (d)                              94%             74%             27%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation unit was established.
(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c) Annualized.
(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
(e) The Fund received a reimbursement from the advisor in the amount of $42,521. The reimbursement from the advisor represents less than $0.01 per share and had no effect on the Fund's total return.

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


FIRST TRUST GERMANY ALPHADEX(R) FUND (FGM)

                                                               FOR THE PERIOD
                                                    YEAR        2/14/2012 (a)
                                                    ENDED          THROUGH
                                                 12/31/2013      12/31/2012
                                                -------------   --------------

Net asset value, beginning of period            $     33.42     $     30.00
                                                -----------     -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           0.60            0.35
Net realized and unrealized gain (loss)                8.12            3.48
                                                -----------     -----------
Total from investment operations                       8.72            3.83
                                                -----------     -----------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                 (0.66)          (0.33)
Return of capital                                        --           (0.08)
                                                -----------     -----------
Total from distributions                              (0.66)          (0.41)
                                                -----------     -----------

Net asset value, end of period                  $     41.48     $     33.42
                                                ===========     ===========

TOTAL RETURN (b)                                      26.61%          13.09%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $    47,702     $     5,013
Ratio of total expenses to average net assets          0.80%           0.80% (c)
Ratio of net investment income (loss) to
   average net assets                                  1.43%           1.51% (c)
Portfolio turnover rate (d)                              50%             52%



FIRST TRUST HONG KONG ALPHADEX(R) FUND (FHK)

                                                               FOR THE PERIOD
                                                    YEAR        2/14/2012 (a)
                                                    ENDED          THROUGH
                                                 12/31/2013      12/31/2012
                                                -------------   --------------

Net asset value, beginning of period            $     34.57     $     30.19
                                                -----------     -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           0.92            0.70
Net realized and unrealized gain (loss)                3.98            4.52
                                                -----------     -----------
Total from investment operations                       4.90            5.22
                                                -----------     -----------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                 (0.87)          (0.84)
                                                -----------     -----------

Net asset value, end of period                  $     38.60     $     34.57
                                                ===========     ===========

TOTAL RETURN (b)                                      14.42%          17.60%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $     3,860     $     1,728
Ratio of total expenses to average net assets          0.80%           0.80% (c)
Ratio of net investment income (loss) to
   average net assets                                  2.23%           2.56% (c)
Portfolio turnover rate (d)                              57%             46%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation unit was established.
(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c) Annualized.
(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


FIRST TRUST JAPAN ALPHADEX(R) FUND (FJP)

                                                                               FOR THE PERIOD
                                                    YEAR            YEAR        4/18/2011 (a)
                                                    ENDED           ENDED          THROUGH
                                                 12/31/2013      12/31/2012      12/31/2011
                                                -------------   -------------   --------------

Net asset value, beginning of period            $     35.49     $     37.81      $    39.90
                                                -----------     -----------      ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           0.33            0.55            0.17
Net realized and unrealized gain (loss)               10.53           (2.29)          (2.03)
                                                -----------     -----------      ----------
Total from investment operations                      10.86           (1.74)          (1.86)
                                                -----------     -----------      ----------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                 (0.33)          (0.58)          (0.23)
                                                -----------     -----------      ----------

Net asset value, end of period                  $     46.02     $     35.49      $    37.81
                                                ===========     ===========      ==========

TOTAL RETURN (b)                                      30.66% (e)      (4.60)%        (4.66)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $   103,550     $     1,774      $    3,781
Ratio of total expenses to average net assets          0.80%           0.80%           0.80% (c)
Ratio of net investment income (loss) to
   average net assets                                  0.91%           1.41%           0.61% (c)
Portfolio turnover rate (d)                              51%            127%            43%



FIRST TRUST LATIN AMERICA ALPHADEX(R) FUND (FLN)

                                                                               FOR THE PERIOD
                                                    YEAR            YEAR        4/18/2011 (a)
                                                    ENDED           ENDED          THROUGH
                                                 12/31/2013      12/31/2012      12/31/2011
                                                -------------   -------------   --------------

Net asset value, beginning of period            $     26.60     $     24.24      $    29.70
                                                -----------     -----------      ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           0.48            0.86            0.76
Net realized and unrealized gain (loss)               (3.17)           2.30           (5.63)
                                                -----------     -----------      ----------
Total from investment operations                      (2.69)           3.16           (4.87)
                                                -----------     -----------      ----------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                 (0.48)          (0.80)          (0.59)
                                                -----------     -----------      ----------

Net asset value, end of period                  $     23.43     $     26.60      $    24.24
                                                ===========     ===========      ==========

TOTAL RETURN (b)                                     (10.17)%         13.35%         (16.41)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $     8,202     $     9,309      $    2,424
Ratio of total expenses to average net assets          0.81%           0.80%          0.80% (c)
Ratio of net investment income (loss) to
   average net assets                                  2.10%           3.24%           3.97% (c)
Portfolio turnover rate (d)                             138%            117%            54%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation unit was established.
(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c) Annualized.
(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
(e) The Fund received a reimbursement from the advisor in the amount of $7,227. The reimbursement from the advisor represents less than $0.01 per share and had no effect on the Fund's total return.

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


FIRST TRUST SOUTH KOREA ALPHADEX(R) FUND (FKO)

                                                                               FOR THE PERIOD
                                                    YEAR            YEAR        4/18/2011 (a)
                                                    ENDED           ENDED          THROUGH
                                                 12/31/2013      12/31/2012      12/31/2011
                                                -------------   -------------   --------------

Net asset value, beginning of period            $     26.34     $     22.70      $    30.11
                                                -----------     -----------      ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           0.04            0.16           (0.10)
Net realized and unrealized gain (loss)                1.67            3.73           (6.74)
                                                -----------     -----------      ----------
Total from investment operations                       1.71            3.89           (6.84)
                                                -----------     -----------      ----------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                 (0.20)          (0.16)          (0.13)
Return of capital                                        --           (0.09)          (0.44)
                                                -----------     -----------      ----------
Total from distributions                              (0.20)          (0.25)          (0.57)
                                                -----------     -----------      ----------

Net asset value, end of period                  $     27.85     $     26.34      $    22.70
                                                ===========     ===========      ==========

TOTAL RETURN (b)                                       6.54%          17.32%         (22.71)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $     5,570     $     2,634      $    1,135
Ratio of total expenses to average net assets          0.80%           0.80%           0.80% (c)
Ratio of net investment income (loss) to
   average net assets                                 (0.09)%          0.63%          (0.32)%(c)
Portfolio turnover rate (d)                              66%             79%            123%



FIRST TRUST SWITZERLAND ALPHADEX(R) FUND (FSZ)

                                                                FOR THE PERIOD
                                                    YEAR         2/14/2012 (a)
                                                    ENDED          THROUGH
                                                 12/31/2013      12/31/2012
                                                -------------   --------------

Net asset value, beginning of period            $     32.38     $     30.11
                                                -----------     -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           0.82            0.47
Net realized and unrealized gain (loss)                8.38            2.47
                                                -----------     -----------
Total from investment operations                       9.20            2.94
                                                -----------     -----------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                 (0.79)          (0.67)
                                                -----------     -----------

Net asset value, end of period                  $     40.79     $     32.38
                                                ===========     ===========

TOTAL RETURN (b)                                      28.89%          10.04%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $    26,510     $     4,857
Ratio of total expenses to average net assets          0.80%           0.80% (c)
Ratio of net investment income (loss) to
   average net assets                                  1.58%           1.86% (c)
Portfolio turnover rate (d)                              49%             36%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation unit was established.
(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c) Annualized.
(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


FIRST TRUST TAIWAN ALPHADEX(R) FUND (FTW)

                                                               FOR THE PERIOD
                                                    YEAR        2/14/2012 (a)
                                                    ENDED          THROUGH
                                                 12/31/2013      12/31/2012
                                                -------------   --------------

Net asset value, beginning of period            $     29.50     $     30.00
                                                -----------     -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           0.49            0.68
Net realized and unrealized gain (loss)                2.38           (0.49)
                                                -----------     -----------
Total from investment operations                       2.87            0.19
                                                -----------     -----------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                 (0.49)          (0.57)
Return of capital                                     (0.06)          (0.12)
                                                -----------     -----------
Total from distributions                              (0.55)          (0.69)
                                                -----------     -----------

Net asset value, end of period                  $     31.82     $     29.50
                                                ===========     ===========

TOTAL RETURN (b)                                       9.80%           0.71%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $     1,591     $     1,475
Ratio of total expenses to average net assets          0.80%           0.80% (c)
Ratio of net investment income (loss) to
   average net assets                                  1.61%           2.84% (c)
Portfolio turnover rate (d)                              70%             85%



FIRST TRUST UNITED KINGDOM ALPHADEX(R) FUND (FKU)

                                                               FOR THE PERIOD
                                                    YEAR        2/14/2012 (a)
                                                    ENDED          THROUGH
                                                 12/31/2013      12/31/2012
                                                -------------   --------------

Net asset value, beginning of period            $     34.03     $     30.12
                                                -----------     -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           0.92            0.83
Net realized and unrealized gain (loss)                8.50            3.94
                                                -----------     -----------
Total from investment operations                       9.42            4.77
                                                -----------     -----------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                 (0.99)          (0.86)
                                                -----------     -----------

Net asset value, end of period                  $     42.46     $     34.03
                                                ===========     ===========

TOTAL RETURN (b)                                      28.17%          16.17%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $    27,598     $     6,807
Ratio of total expenses to average net assets          0.80%           0.80% (c)
Ratio of net investment income (loss) to
   average net assets                                  2.74%           3.07% (c)
Portfolio turnover rate (d)                              63%             42%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation unit was established.
(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c) Annualized.
(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

                               OTHER INFORMATION

CONTINUOUS OFFERING

Each Fund will issue, on a continuous offering basis, its shares in one or more groups of a fixed number of Fund shares (each such group of such specified number of individual Fund shares, a "Creation Unit Aggregation"). The method by which Creation Unit Aggregations of Fund shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of shares are issued and sold by a Fund on an ongoing basis, a "distribution," as such term is used in the Securities Act, may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with FTP, breaks them down into constituent shares and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in shares, whether or not participating in the distribution of shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. The Trust, on behalf of each Fund, however, has received from the Securities and Exchange Commission an exemption from the prospectus delivery obligation in ordinary secondary market transactions under certain circumstances, on the condition that purchasers are provided with a product description of the shares. As a result, broker-dealer firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with the shares that are part of an overallotment within the meaning of Section 4(a)(3)(C) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to shares are reminded that, under the Securities Act Rule 153, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to a broker-dealer in connection with a sale on NYSE Arca is satisfied by the fact that the prospectus is available from NYSE Arca upon request. The prospectus delivery mechanism provided in Rule 153 is available with respect to transactions on a national securities exchange, a trading facility or an alternative trading system.

                     This page is intentionally left blank.

                     This page is intentionally left blank.

================================================================================
                                  FIRST TRUST
--------------------------------------------------------------------------------

                              ALPHADEX(R) II FUNDS

               First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund
                     First Trust Australia AlphaDEX(R) Fund
                      First Trust Brazil AlphaDEX(R) Fund
                      First Trust Canada AlphaDEX(R) Fund
                       First Trust China AlphaDEX(R) Fund
              First Trust Developed Markets Ex-US AlphaDEX(R) Fund
         First Trust Developed Markets ex-US Small Cap AlphaDEX(R) Fund
                 First Trust Emerging Markets AlphaDEX(R) Fund
            First Trust Emerging Markets Small Cap AlphaDEX(R) Fund
                      First Trust Europe AlphaDEX(R) Fund
                      First Trust Germany AlphaDEX(R) Fund
                     First Trust Hong Kong AlphaDEX(R) Fund
                       First Trust Japan AlphaDEX(R) Fund
                   First Trust Latin America AlphaDEX(R) Fund
                    First Trust South Korea AlphaDEX(R) Fund
                    First Trust Switzerland AlphaDEX(R) Fund
                      First Trust Taiwan AlphaDEX(R) Fund
                  First Trust United Kingdom AlphaDEX(R) Fund




FOR MORE INFORMATION

For more detailed information on the Funds, several additional sources of information are available to you. The SAI, incorporated by reference into this prospectus, contains detailed information on the Funds' policies and operation. Additional information about the Funds' investments is available in the annual and semi-annual reports to Shareholders. In the Funds' annual reports, you will find a discussion of the market conditions and investment strategies that significantly impacted the Funds' performance during the last fiscal year. The Funds' most recent SAI, annual and semi-annual reports and certain other information are available free of charge by calling the Funds at (800) 621-1675, on the Funds' website at www.ftportfolios.com or through your financial advisor. Shareholders may call the toll-free number above with any inquiries.

You may obtain this and other information regarding the Funds, including the Codes of Ethics adopted by First Trust, FTP and the Trust, directly from the Securities and Exchange Commission (the "SEC"). Information on the SEC's website is free of charge. Visit the SEC's on-line EDGAR database at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C., or call the SEC at (202) 551-8090 for information on the Public Reference Room. You may also request information regarding the Funds by sending a request (along with a duplication fee) to the SEC's Public Reference Section, 100 F Street, N.E., Washington, D.C. 20549-1520 or by sending an electronic request to publicinfo@sec.gov.




First Trust Advisors L.P.
120 East Liberty Drive
Suite 400
Wheaton, Illinois 60187
(800) 621-1675                                           SEC File #: 333-171759
www.ftportfolios.com                                                  811-22519

                      STATEMENT OF ADDITIONAL INFORMATION

                   INVESTMENT COMPANY ACT FILE NO. 811-22519
                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II

                                                                                  TICKER
                                   FUND NAME                                      SYMBOL            EXCHANGE
FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND                                 FPA             NYSE ARCA
FIRST TRUST AUSTRALIA ALPHADEX(R) FUND                                             FAUS            NYSE ARCA
FIRST TRUST BRAZIL ALPHADEX(R) FUND                                                FBZ             NYSE ARCA
FIRST TRUST CANADA ALPHADEX(R) FUND                                                FCAN            NYSE ARCA
FIRST TRUST CHINA ALPHADEX(R) FUND                                                 FCA             NYSE ARCA
FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND                               FDT             NYSE ARCA
FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND                     FDTS            NYSE ARCA
FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND                                      FEM             NYSE ARCA
FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND                            FEMS            NYSE ARCA
FIRST TRUST EUROPE ALPHADEX(R) FUND                                                FEP             NYSE ARCA
FIRST TRUST GERMANY ALPHADEX(R) FUND                                               FGM             NYSE ARCA
FIRST TRUST HONG KONG ALPHADEX(R) FUND                                             FHK             NYSE ARCA
FIRST TRUST JAPAN ALPHADEX(R) FUND                                                 FJP             NYSE ARCA
FIRST TRUST LATIN AMERICA ALPHADEX(R) FUND                                         FLN             NYSE ARCA
FIRST TRUST SOUTH KOREA ALPHADEX(R) FUND                                           FKO             NYSE ARCA
FIRST TRUST SWITZERLAND ALPHADEX(R) FUND                                           FSZ             NYSE ARCA
FIRST TRUST TAIWAN ALPHADEX(R) FUND                                                FTW             NYSE ARCA
FIRST TRUST UNITED KINGDOM ALPHADEX(R) FUND                                        FKU             NYSE ARCA


                              DATED MAY 1, 2014

      This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the prospectus dated May 1, 2014, as it may be revised from time to time (the "Prospectus"), for each of the First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund, First Trust Australia AlphaDEX(R) Fund, First Trust Brazil AlphaDEX(R) Fund, First Trust Canada AlphaDEX(R) Fund, First Trust China AlphaDEX(R) Fund, First Trust Developed Markets Ex-US AlphaDEX(R) Fund, First Trust Developed Markets ex-US Small Cap AlphaDEX(R) Fund, First Trust Emerging Markets AlphaDEX(R) Fund, First Trust Emerging Markets Small Cap AlphaDEX(R) Fund, First Trust Europe AlphaDEX(R) Fund, First Trust Germany AlphaDEX(R) Fund, First Trust Hong Kong AlphaDEX(R) Fund, First Trust Japan AlphaDEX(R) Fund, First Trust Latin America AlphaDEX(R) Fund, First Trust South Korea AlphaDEX(R) Fund, First Trust Switzerland AlphaDEX(R) Fund, First Trust Taiwan AlphaDEX(R) Fund and First Trust United Kingdom AlphaDEX(R) Fund (each, a "Fund" and collectively, the "Funds"), each a series of the First Trust Exchange-Traded AlphaDEX(R) Fund II (the "Trust"). Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge by writing to the Trust's distributor, First Trust Portfolios L.P., 120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187, or by calling toll free at
(800) 621-1675.

      The audited financial statements for the Funds' most recent fiscal year appear in the Funds' Annual Report to Shareholders dated December 31, 2013, which was filed with the Securities and Exchange Commission ("SEC") on March 7, 2014. The financial statements from such Annual Report are incorporated herein by reference. The Annual Report is available without charge by calling (800) 621-1675 or by visiting the SEC's website at http://www.sec.gov.



                               TABLE OF CONTENTS


GENERAL DESCRIPTION OF THE TRUST AND THE FUNDS.................................3

EXCHANGE LISTING AND TRADING...................................................5

INVESTMENT OBJECTIVES AND POLICIES.............................................6

INVESTMENT STRATEGIES.........................................................10

SUBLICENSE AGREEMENTS.........................................................23

INVESTMENT RISKS..............................................................24

MANAGEMENT OF THE FUNDS.......................................................29

ACCOUNTS MANAGED BY INVESTMENT COMMITTEE......................................43

BROKERAGE ALLOCATIONS.........................................................43

CUSTODIAN, TRANSFER AGENT, FUND ACCOUNTING AGENT, DISTRIBUTOR, INDEX
     PROVIDER  AND EXCHANGE...................................................47

ADDITIONAL INFORMATION........................................................50

PROXY VOTING POLICIES AND PROCEDURES..........................................52

CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS.........................53

REGULAR HOLIDAYS..............................................................62

FEDERAL TAX MATTERS...........................................................66

DETERMINATION OF NET ASSET VALUE..............................................73

DIVIDENDS AND DISTRIBUTIONS...................................................75

MISCELLANEOUS INFORMATION.....................................................75

FINANCIAL STATEMENTS..........................................................75

APPENDIX A...................................................................A-1

APPENDIX B...................................................................B-1

                 GENERAL DESCRIPTION OF THE TRUST AND THE FUNDS

      The Trust was organized as a Massachusetts business trust on December 3, 2010 and is authorized to issue an unlimited number of shares in one or more series or "Funds." The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers shares in eighteen series: First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund, First Trust Australia AlphaDEX(R) Fund, First Trust Brazil AlphaDEX(R) Fund, First Trust Canada AlphaDEX(R) Fund, First Trust China AlphaDEX(R) Fund, First Trust Developed Markets Ex-US AlphaDEX(R) Fund, First Trust Developed Markets ex-US Small Cap AlphaDEX(R) Fund, First Trust Emerging Markets AlphaDEX(R) Fund, First Trust Emerging Markets Small Cap AlphaDEX(R) Fund, First Trust Europe AlphaDEX(R) Fund, First Trust Germany AlphaDEX(R) Fund, First Trust Hong Kong AlphaDEX(R) Fund, First Trust Japan AlphaDEX(R) Fund, First Trust Latin America AlphaDEX(R) Fund, First Trust South Korea AlphaDEX(R) Fund, First Trust Switzerland AlphaDEX(R) Fund, First Trust Taiwan AlphaDEX(R) Fund and First Trust United Kingdom AlphaDEX(R) Fund (the "Funds"), each of which is a non-diversified series.

      This SAI relates to all of the Funds. Each Fund, as a series of the Trust, represents a beneficial interest in a separate portfolio of securities and other assets, with its own objective and policies.

      The Board of Trustees of the Trust (the "Board of Trustees" or the "Trustees") has the right to establish additional series in the future, to determine the preferences, voting powers, rights and privileges thereof and to modify such preferences, voting powers, rights and privileges without shareholder approval. Shares of any series may also be divided into one or more classes at the discretion of the Trustees.

      The Trust or any series or class thereof may be terminated at any time by the Board of Trustees upon written notice to the shareholders.

      Each share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all series of the Trust vote together as a single class except as otherwise required by the 1940 Act, or if the matter being voted on affects only a particular series, and, if a matter affects a particular series differently from other series, the shares of that series will vote separately on such matter. The Trust's Declaration of Trust (the "Declaration") requires a shareholder vote only on those matters where the 1940 Act requires a vote of shareholders and otherwise permits the Trustees to take actions without seeking the consent of shareholders. For example, the Declaration gives the Trustees broad authority to approve reorganizations between a Fund and another entity, such as another exchange-traded fund, or the sale of all or substantially all of a Fund's assets, or the termination of the Trust or any Fund without shareholder approval if the 1940 Act would not require such approval.

      The Declaration provides that by becoming a shareholder of a Fund, each shareholder shall be expressly held to have agreed to be bound by the provisions of the Declaration. The Declaration may, except in limited circumstances, be amended by the Trustees in any respect without a shareholder vote. The

Declaration provides that the Trustees may establish the number of Trustees and that vacancies on the Board of Trustees may be filled by the remaining Trustees, except when election of Trustees by the shareholders is required under the 1940 Act. Trustees are then elected by a plurality of votes cast by shareholders at a meeting at which a quorum is present. The Declaration also provides that Trustees may be removed, with or without cause, by a vote of shareholders holding at least two-thirds of the voting power of the Trust, or by a vote of two thirds of the remaining Trustees. The provisions of the Declaration relating to the election and removal of Trustees may not be amended without the approval of two-thirds of the Trustees.

      The holders of Fund shares are required to disclose information on direct or indirect ownership of Fund shares as may be required to comply with various laws applicable to the Funds or as the Trustees may determine, and ownership of Fund shares may be disclosed by the Funds if so required by law or regulation. In addition, pursuant to the Declaration, the Trustees may, in their discretion, require the Trust to redeem shares held by any shareholder for any reason under terms set by the Trustees. The Declaration provides a detailed process for the bringing of derivative actions by shareholders in order to permit legitimate inquiries and claims while avoiding the time, expense, distraction and other harm that can be caused to a Fund or its shareholders as a result of spurious shareholder demands and derivative actions. Prior to bringing a derivative action, a demand must first be made on the Trustees. The Declaration details various information, certifications, undertakings and acknowledgements that must be included in the demand. Following receipt of the demand, the Trustees have a period of 90 days, which may be extended by an additional 60 days, to consider the demand. If a majority of the Trustees who are considered independent for the purposes of considering the demand determine that maintaining the suit would not be in the best interests of a Fund, the Trustees are required to reject the demand and the complaining shareholder may not proceed with the derivative action unless the shareholder is able to sustain the burden of proof to a court that the decision of the Trustees not to pursue the requested action was not a good faith exercise of their business judgment on behalf of a Fund. In making such a determination, a Trustee is not considered to have a personal financial interest by virtue of being compensated for his or her services as a Trustee. If a demand is rejected, the complaining shareholder will be responsible for the costs and expenses (including attorneys' fees) incurred by a Fund in connection with the consideration of the demand under a number of circumstances. If a derivative action is brought in violation of the Declaration, the shareholder bringing the action may be responsible for a Fund's costs, including attorneys' fees. The Declaration also provides that any shareholder bringing an action against a Fund waives the right to trial by jury to the fullest extent permitted by law.

      The Trust is not required to and does not intend to hold annual meetings of shareholders.

      Under Massachusetts law applicable to Massachusetts business trusts, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration further provides for indemnification out of the assets and property of the Trust for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust or a Fund itself was unable to meet its obligations.

      The Declaration further provides that a Trustee acting in his or her capacity as Trustee is not personally liable to any person other than the Trust or its shareholders, for any act, omission, or obligation of the Trust. The Declaration requires the Trust to indemnify any persons who are or who have been Trustees, officers or employees of the Trust for any liability for actions or failure to act except to the extent prohibited by applicable federal law. In making any determination as to whether any person is entitled to the advancement of expenses in connection with a claim for which indemnification is sought, such person is entitled to a rebuttable presumption that he or she did not engage in conduct for which indemnification is not available. The Declaration provides that any Trustee who serves as chair of the Board of Trustees or of a committee of the Board of Trustees, lead independent Trustee, or audit committee financial expert, or in any other similar capacity will not be subject to any greater standard of care or liability because of such position.

      The Funds are advised by First Trust Advisors L.P. (the "Advisor" or "First Trust").

      Each Fund offers and issues shares at net asset value only in aggregations of a specified number of shares (each a "Creation Unit" or a "Creation Unit Aggregation"), generally in exchange for a basket of equity securities (the "Deposit Securities") included in each Fund's corresponding Index (as defined below), together with the deposit of a specified cash payment (the "Cash Component"). The shares of each Fund are listed and trade on NYSE Arca, Inc., an affiliate of NYSE EuronextSM ("NYSE Arca"). The shares of each Fund will trade on NYSE Arca at market prices that may be below, at or above net asset value. Shares are redeemable only in Creation Unit Aggregations and, generally, in exchange for portfolio securities and a specified cash payment. Creation Units are aggregations of 50,000 shares of a Fund.

      The Trust reserves the right to permit creations and redemptions of Fund shares to be made in whole or in part on a cash basis under certain circumstances. Fund shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the applicable Fund cash at least equal to 115% of the market value of the missing Deposit Securities. See the "Creation and Redemption of Creation Unit Aggregations" section. In each instance of such cash creations or redemptions, transaction fees may be imposed that will be higher than the transaction fees associated with in-kind creations or redemptions. In all cases, such fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities.

                          EXCHANGE LISTING AND TRADING

      There can be no assurance that the requirements of NYSE Arca necessary to maintain the listing of shares of a Fund will continue to be met. NYSE Arca may, but is not required to, remove the shares of a Fund from listing if (i) following the initial 12-month period beginning at the commencement of trading of a Fund, there are fewer than 50 beneficial owners of the shares of such Fund for 30 or more consecutive trading days; (ii) the value of such Fund's Index (as defined below) is no longer calculated or available; or (iii) such other event shall occur or condition exist that, in the opinion of NYSE Arca, makes further dealings on NYSE Arca inadvisable. NYSE Arca will remove the shares of a Fund from listing and trading upon termination of such Fund.

      As in the case of other stocks traded on NYSE Arca, brokers' commissions on transactions will be based on negotiated commission rates at customary levels.

      The Funds reserve the right to adjust the price levels of shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of each Fund.

                       INVESTMENT OBJECTIVES AND POLICIES

      The Prospectus describes the investment objectives and certain policies of the Funds. The following supplements the information contained in the Prospectus concerning the investment objectives and policies of the Funds.

      Each Fund is subject to the following fundamental policies, which may not be changed without approval of the holders of a majority of the outstanding voting securities (as such term is defined in the 1940 Act) of a Fund:

             (1) A Fund may not issue senior securities, except as permitted under the 1940 Act.

             (2) A Fund may not borrow money, except that a Fund may (i) borrow money from banks for temporary or emergency purposes (but not for leverage or the purchase of investments); and (ii) engage in other transactions permissible under the 1940 Act that may involve a borrowing (such as obtaining short-term credits as are necessary for the clearance of transactions, engaging in delayed-delivery transactions, or purchasing certain futures, forward contracts and options), provided that the combination of (i) and (ii) shall not exceed 33-1/3% of the value of a Fund's total assets (including the amount borrowed), less a Fund's liabilities (other than borrowings).

             (3) A Fund will not underwrite the securities of other issuers except to the extent a Fund may be considered an underwriter under the Securities Act of 1933, as amended (the "1933 Act"), in connection with the purchase and sale of portfolio securities.

             (4) A Fund will not purchase or sell real estate or interests therein, unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit a Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

             (5) A Fund may not make loans to other persons, except through (i) the purchase of debt securities permissible under a Fund's investment policies, (ii) repurchase agreements, or (iii) the lending of portfolio securities, provided that no such loan of portfolio securities may be made by a Fund if, as a result, the aggregate of such loans would exceed 33-1/3% of the value of a Fund's total assets.

             (6) A Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from purchasing or selling options, futures contracts, forward contracts or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

             (7) A Fund may not invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries, except to the extent that the Index that a Fund is based upon, concentrates in an industry or a group of industries. This restriction does not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

      Except for restriction (2), if a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets will not constitute a violation of that restriction. With respect to restriction (2), if the limitations are exceeded as a result of a change in market value then the Fund will reduce the amount of borrowings within three days thereafter to the extent necessary to comply with the limitations (not including Sundays and holidays).

      For purposes of applying restriction (1) above, under the 1940 Act as currently in effect, the Funds are not permitted to issue senior securities, except that a Fund may borrow from any bank if immediately after such borrowing the value of such Fund's total assets is at least 300% of the principal amount of all of a Fund's borrowings (i.e., the principal amount of the borrowings may not exceed 33 1/3% of a Fund's total assets). In the event that such asset coverage shall at any time fall below 300%, the applicable Fund shall, within three days thereafter (not including Sundays and holidays), reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%.

      The fundamental investment limitations set forth above limit the Funds' ability to engage in certain investment practices and purchase securities or other instruments to the extent permitted by, or consistent with, applicable law. As such, these limitations will change as the statute, rules, regulations or orders (or, if applicable, interpretations) change, and no shareholder vote will be required or sought.

      The foregoing fundamental policies of each Fund may not be changed without the affirmative vote of the majority of the outstanding voting securities of the respective Fund. The 1940 Act defines a majority vote as the vote of the lesser of (i) 67% or more of the voting securities represented at a meeting at which more than 50% of the outstanding securities are represented; or (ii) more than 50% of the outstanding voting securities. With respect to the submission of a change in an investment policy to the holders of outstanding voting securities of a Fund, such matter shall be deemed to have been effectively acted upon with respect to a Fund if a majority of the outstanding voting securities of a Fund vote for the approval of such matter, notwithstanding that such matter has not been approved by the holders of a majority of the outstanding voting securities of any other series of the Trust affected by such matter.

      In addition to the foregoing fundamental policies, the Funds are also subject to strategies and policies discussed herein which, unless otherwise noted, are non-fundamental restrictions and policies and may be changed by the Board of Trustees.

      The First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund has adopted a non-fundamental investment policy pursuant to Rule 35d-1 under the 1940 Act (a "Name Policy") whereby the Fund, under normal market conditions, will invest at least 80% of its net assets in equity securities issued by companies domiciled or operating in the Asia Pacific region excluding Japan.

      The First Trust Australia AlphaDEX(R) Fund has adopted a Name Policy whereby the Fund, under normal market conditions, will invest at least 80% of its net assets in equity securities issued by companies domiciled or operating in Australia.

      The First Trust Brazil AlphaDEX(R) Fund has adopted a Name Policy whereby the Fund, under normal market conditions, will invest at least 80% of its net assets in equity securities issued by companies domiciled or operating in Brazil.

      The First Trust Canada AlphaDEX(R) Fund has adopted a Name Policy whereby the Fund, under normal market conditions, will invest at least 80% of its net assets in equity securities issued by companies domiciled or operating in Canada.

      The First Trust China AlphaDEX(R) Fund has adopted a Name Policy whereby the Fund, under normal market conditions, will invest at least 80% of its net assets in equity securities issued by companies domiciled or operating in China.

      The First Trust Developed Markets Ex-US AlphaDEX(R) Fund has adopted a Name Policy whereby the Fund, under normal market conditions, will invest at least 80% of its net assets in equity securities issued by companies domiciled or operating in developed markets excluding the United States.

      The First Trust Developed Markets ex-US Small Cap AlphaDEX(R) Fund has adopted a Name Policy whereby the Fund, under normal market conditions, will invest at least 80% of its net assets in equity securities issued by companies domiciled or operating in developed markets, excluding the United States, that are classified by the Advisor as small capitalization companies.

      The First Trust Emerging Markets AlphaDEX(R) Fund has adopted a Name Policy whereby the Fund, under normal market conditions, will invest at least 80% of its net assets in equity securities issued by companies domiciled or operating in emerging markets.

      The First Trust Emerging Markets Small Cap AlphaDEX(R) Fund has adopted a Name Policy whereby the Fund, under normal market conditions, will invest at least 80% of its net assets in equity securities issued by companies domiciled or operating in emerging markets that are classified by the Advisor as small capitalization companies.

      The First Trust Europe AlphaDEX(R) Fund has adopted a Name Policy whereby the Fund, under normal market conditions, will invest at least 80% of its net assets in equity securities issued by companies domiciled or operating in Europe.

      The First Trust Germany AlphaDEX(R) Fund has adopted a Name Policy whereby the Fund, under normal market conditions, will invest at least 80% of its net assets in equity securities issued by companies domiciled or operating in Germany.

      The First Trust Hong Kong AlphaDEX(R) Fund has adopted a Name Policy whereby the Fund, under normal market conditions, will invest at least 80% of its net assets in equity securities issued by companies domiciled or operating in Hong Kong.

      The First Trust Japan AlphaDEX(R) Fund has adopted a Name Policy whereby the Fund, under normal market conditions, will invest at least 80% of its net assets in equity securities issued by companies domiciled or operating in Japan.

      The First Trust Latin America AlphaDEX(R) Fund has adopted a Name Policy whereby the Fund, under normal market conditions, will invest at least 80% of its net assets in equity securities issued by companies domiciled or operating in Latin America.

      The First Trust South Korea AlphaDEX(R) Fund has adopted a Name Policy whereby the Fund, under normal market conditions, will invest at least 80% of its net assets in equity securities issued by companies domiciled or operating in South Korea.

      The First Trust Switzerland AlphaDEX(R) Fund has adopted a Name Policy whereby the Fund, under normal market conditions, will invest at least 80% of its net assets in equity securities issued by companies domiciled or operating in Switzerland.

      The First Trust Taiwan AlphaDEX(R) Fund has adopted a Name Policy whereby the Fund, under normal market conditions, will invest at least 80% of its net assets in equity securities issued by companies domiciled or operating in Taiwan.

      The First Trust United Kingdom AlphaDEX(R) Fund has adopted a Name Policy whereby the Fund, under normal market conditions, will invest at least 80% of its net assets in equity securities issued by companies domiciled or operating in the United Kingdom.

      As a result, each Fund must provide shareholders with a notice meeting the requirements of Rule 35d-1(c) at least 60 days prior to any change of such Fund's Name Policy. For purposes of the Name Policy, each Fund considers both direct investments and indirect investments (e.g., investments in an underlying fund, derivatives and synthetic instruments with economic characteristics similar to the underlying asset), and the Fund may achieve exposure to a particular country or geographic region through direct investments or indirect investments.

                             INVESTMENT STRATEGIES

      Under normal circumstances, each Fund will invest at least 90% of its net assets in common stocks that comprise such Fund's corresponding equity index as set forth below (each, an "Index" and collectively, the "Indices") or in depositary receipts that may include American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), European Depositary Receipts ("EDRs") or other depositary receipts (collectively "Depositary Receipts") representing securities in such Index. Fund shareholders are entitled to 60 days' notice prior to any change in this non-fundamental investment policy.

      The Indices in the following table (the "Defined Index Series") are a family of custom "enhanced" indices developed, maintained and sponsored by S&P Dow Jones Indices, LLC ("S&P" or the "Index Provider").


                       FUND                                                INDEX
First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund           Defined Asia Pacific Ex-Japan Index

First Trust Australia AlphaDEX(R) Fund                       Defined Australia Index

First Trust Brazil AlphaDEX(R) Fund                          Defined Brazil Index

First Trust Canada AlphaDEX(R) Fund                          Defined Canada Index

First Trust China AlphaDEX(R) Fund                           Defined China Index

First Trust Developed Markets Ex-US AlphaDEX(R) Fund         Defined Developed Markets Ex-US Index

First Trust Developed Markets ex-US Small Cap                Defined Developed Markets Ex-US Small Cap Index
    AlphaDEX(R) Fund

First Trust Emerging Markets AlphaDEX(R) Fund                Defined Emerging Markets Index

First Trust Emerging Markets AlphaDEX(R) Fund                Defined Emerging Markets Small Cap Index

First Trust Europe AlphaDEX(R) Fund                          Defined Europe Index

First Trust Germany AlphaDEX(R) Fund                         Defined Germany Index

First Trust Hong Kong AlphaDEX(R) Fund                       Defined Hong Kong Index

First Trust Japan AlphaDEX(R) Fund                           Defined Japan Index

First Trust Latin America AlphaDEX(R) Fund                   Defined Latin America Index

First Trust South Korea AlphaDEX(R) Fund                     Defined South Korea Index


                                      -10-


                       FUND                                                INDEX

First Trust Switzerland AlphaDEX(R) Fund                     Defined Switzerland Index

First Trust Taiwan AlphaDEX(R) Fund                          Defined Taiwan Index

First Trust United Kingdom AlphaDEX(R) Fund                  Defined United Kingdom Index


TYPES OF INVESTMENTS

      Warrants: The Funds may invest in warrants. Warrants acquired by a Fund entitle it to buy common stock from the issuer at a specified price and time. They do not represent ownership of the securities but only the right to buy them. Warrants are subject to the same market risks as stocks, but may be more volatile in price. A Fund's investment in warrants will not entitle it to receive dividends or exercise voting rights and will become worthless if the warrants cannot be profitably exercised before their expiration date.

      Delayed-Delivery Transactions: The Funds may from time to time purchase securities on a "when-issued" or other delayed-delivery basis. The price of securities purchased in such transactions is fixed at the time the commitment to purchase is made, but delivery and payment for the securities take place at a later date. During the period between the purchase and settlement, a Fund does not remit payment to the issuer, no interest is accrued on debt securities and dividend income is not earned on equity securities. Delayed-delivery commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of a decline in value of a Fund's other assets. While securities purchased in delayed-delivery transactions may be sold prior to the settlement date, the Funds intend to purchase such securities with the purpose of actually acquiring them. At the time a Fund makes the commitment to purchase a security in a delayed-delivery transaction, it will record the transaction and reflect the value of the security in determining its net asset value.

      The Funds will earmark or maintain in a segregated account cash, U.S. government securities, and high-grade liquid debt securities equal in value to commitments for delayed-delivery securities. Such earmarked or segregated securities will mature or, if necessary, be sold on or before the settlement date. When the time comes to pay for delayed-delivery securities, a Fund will meet its obligations from then-available cash flow, sale of the securities earmarked or held in the segregated account described above, sale of other securities, or, although it would not normally expect to do so, from the sale of the delayed-delivery securities themselves (which may have a market value greater or less than a Fund's payment obligation).

      Although the Prospectus and this SAI describe certain permitted methods of segregating assets or otherwise "covering" certain transactions, such descriptions are not all-inclusive. Each Fund may segregate against or cover such transactions using other methods permitted under the 1940 Act, the rules and regulations thereunder, or orders issued by the SEC thereunder. For these purposes, interpretations and guidance provided by the SEC staff may be taken into account when deemed appropriate by a Fund.

      Illiquid Securities: The Funds may invest in illiquid securities (i.e., securities that cannot be sold within seven days in the ordinary course of business at approximately the amount at which a Fund values the securities for purposes of determining the Fund's net asset value). For purposes of this restriction, illiquid securities include, but are not limited to, certain restricted securities (securities the disposition of which is restricted under the federal securities laws), securities that may only be resold pursuant to Rule 144A under the 1933 Act but that are deemed to be illiquid, and repurchase agreements with maturities in excess of seven days. However, a Fund will not acquire illiquid securities if, as a result, such securities would comprise more than 15% of the value of a Fund's net assets. The Board of Trustees or its delegate has the ultimate authority to determine, to the extent permissible under the federal securities laws, which securities are liquid or illiquid for purposes of this 15% limitation. The Board of Trustees has delegated to First Trust the day-to-day determination of the illiquidity of any equity or fixed-income security, although it has retained oversight and ultimate responsibility for such determinations. Although no definitive liquidity criteria are used, First Trust looks to factors such as (i) the nature of the market for a security (including the institutional private resale market), the frequency of trades and quotes for the security, the number of dealers willing to purchase or sell the security, the amount of time normally needed to dispose of the security, the method of soliciting offers and the mechanics of transfer;
(ii) the terms of certain securities or other instruments allowing for the disposition to a third party or the issuer thereof (e.g., certain repurchase obligations and demand instruments); and (iii) other permissible relevant factors.

      Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the 1933 Act. Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time a Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than that which prevailed when it decided to sell. Illiquid securities will be priced at fair value as determined in good faith under procedures adopted by the Board of Trustees. If, through the appreciation of illiquid securities or the depreciation of liquid securities, a Fund should be in a position where more than 15% of the value of its net assets are invested in illiquid securities, including restricted securities which are not readily marketable, a Fund will take such steps as is deemed advisable, if any, to protect liquidity.

      Non-U.S. Investments: Non-U.S. securities include securities issued or guaranteed by companies organized under the laws of countries other than the United States (including emerging markets), securities issued or guaranteed by foreign, national, provincial, state, municipal or other governments with taxing authority or by their agencies or instrumentalities and debt obligations of supranational governmental entities such as the World Bank or European Union. Non-U.S. securities also include U.S. dollar-denominated debt obligations, such as "Yankee Dollar" obligations, of foreign issuers and of supra-national government entities. Yankee Dollar obligations are U.S. dollar-denominated obligations issued in the U.S. capital markets by foreign corporations, banks and governments. Foreign securities also may be traded on foreign securities exchanges or in over-the-counter capital markets.

      Certain of a Fund's investment in foreign securities may be denominated in currencies other than the U.S. dollar. To the extent a Fund invests in such instruments, the value of the assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. Generally, a Fund's currency exchange transactions will be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the currency exchange market. The cost of a Fund's currency exchange transactions will generally be the difference between the bid and offer spot rate of the currency being purchased or sold. In order to protect against uncertainty in the level of future currency exchange rates, a Fund is authorized to enter into various currency exchange transactions.

      Fixed Income Investments and Cash Equivalents: Normally, the Funds invest substantially all of their assets to meet their investment objectives; however, for temporary or defensive purposes, the Funds may invest in fixed income investments and cash equivalents in order to provide income, liquidity and preserve capital.

      Fixed income investments and cash equivalents held by each Fund may include, without limitation, the types of investments set forth below.

             (1) A Fund may invest in U.S. government securities, including bills, notes and bonds differing as to maturity and rates of interest, which are either issued or guaranteed by the U.S. Treasury or by U.S. government agencies or instrumentalities. U.S. government securities include securities that are issued or guaranteed by the United States Treasury, by various agencies of the U.S. government, or by various instrumentalities that have been established or sponsored by the U.S. government. U.S. Treasury securities are backed by the "full faith and credit" of the United States. Securities issued or guaranteed by federal agencies and U.S. government-sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. Some of the U.S. government agencies that issue or guarantee securities include the Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, Maritime Administration, Small Business Administration and The Tennessee Valley Authority. An instrumentality of the U.S. government is a government agency organized under Federal charter with government supervision. Instrumentalities issuing or guaranteeing securities include, among others, Federal Home Loan Banks, the Federal Land Banks, Central Bank for Cooperatives, Federal Intermediate Credit Banks and FNMA. In the case of those U.S. government securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. government, its agencies, and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. In addition, each Fund may invest in sovereign debt obligations of non-U.S. countries. A sovereign debtor's willingness or ability to repay principal and interest in a timely manner may be affected by a number of factors, including its cash flow situation, the extent of its non-U.S. reserves, the availability of sufficient non-U.S. exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward principal international lenders and the political constraints to which it may be subject.

             (2) A Fund may invest in certificates of deposit issued against funds deposited in a bank or savings and loan association. Such certificates are for a definite period of time, earn a specified rate of return, and are normally negotiable. If such certificates of deposit are non-negotiable, they will be considered illiquid securities and be subject to a Fund's 15% restriction on investments in illiquid securities. Pursuant to the certificate of deposit, the issuer agrees to pay the amount deposited plus interest to the bearer of the certificate on the date specified thereon. Under current FDIC regulations, the maximum insurance payable as to any one certificate of deposit is $250,000; therefore, certificates of deposit purchased by a Fund may not be fully insured. A Fund may only invest in certificates of deposit issued by U.S. banks with at least $1 billion in assets.

             (3) A Fund may invest in bankers' acceptances, which are short-term credit instruments used to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an asset or it may be sold in the secondary market at the going rate of interest for a specific maturity.

             (4) A Fund may invest in repurchase agreements, which involve purchases of debt securities with counterparties that are deemed by First Trust to present acceptable credit risks. In such an action, at the time a Fund purchases the security, it simultaneously agrees to resell and redeliver the security to the seller, who also simultaneously agrees to buy back the security at a fixed price and time. This assures a predetermined yield for a Fund during its holding period since the resale price is always greater than the purchase price and reflects an agreed upon market rate. Such actions afford an opportunity for a Fund to invest temporarily available cash. A Fund may enter into repurchase agreements only with respect to obligations of the U.S. government, its agencies or instrumentalities; certificates of deposit; or bankers' acceptances in which a Fund may invest. Repurchase agreements may be considered loans to the seller, collateralized by the underlying securities. The risk to a Fund is limited to the ability of the seller to pay the agreed-upon sum on the repurchase date; in the event of default, the repurchase agreement provides that the affected Fund is entitled to sell the underlying collateral. If the value of the collateral declines after the agreement is entered into, however, and if the seller defaults under a repurchase agreement when the value of the underlying collateral is less than the repurchase price, a Fund could incur a loss of both principal and interest. The portfolio managers monitor the value of the collateral at the time the action is entered into and at all times during the term of the repurchase agreement. The portfolio managers do so in an effort to determine that the value of the collateral always equals or exceeds the agreed-upon repurchase price to be paid to a Fund. If the seller were to be subject to a federal bankruptcy proceeding, the ability of a Fund to liquidate the collateral could be delayed or impaired because of certain provisions of the bankruptcy laws.

             (5) A Fund may invest in bank time deposits, which are monies kept on deposit with banks or savings and loan associations for a stated period of time at a fixed rate of interest. There may be penalties for the early withdrawal of such time deposits, in which case the yields of these investments will be reduced.

             (6) A Fund may invest in commercial paper, which are short-term unsecured promissory notes, including variable rate master demand notes issued by corporations to finance their current operations. Master demand notes are direct lending arrangements between the Fund and a corporation. There is no secondary market for the notes. However, they are redeemable by a Fund at any time. A Fund's portfolio managers will consider the financial condition of the corporation (e.g., earning power, cash flow and other liquidity ratios) and will continuously monitor the corporation's ability to meet all of its financial obligations, because a Fund's liquidity might be impaired if the corporation were unable to pay principal and interest on demand. A Fund may invest in commercial paper only if its has received the highest rating from at least one nationally recognized statistical rating organization or, if unrated, judged by First Trust to be of comparable quality.

             (7) A Fund may invest in shares of money market funds, as consistent with its investment objective and policies. Shares of money market funds are subject to management fees and other expenses of those funds. Therefore, investments in money market funds will cause the Fund to bear proportionately the costs incurred by the money market funds' operations. At the same time, a Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of other investment companies. Although money market funds that operate in accordance with Rule 2a-7 under the 1940 Act seek to preserve a $1.00 share price, it is possible for the Fund to lose money by investing in money market funds.

PORTFOLIO TURNOVER

      The Funds buy and sell portfolio securities in the normal course of their investment activities. The proportion of a Fund's investment portfolio that is bought and sold during a year is known as a Fund's portfolio turnover rate. A turnover rate of 100% would occur, for example, if a Fund bought and sold securities valued at 100% of its net assets within one year. A high portfolio turnover rate could result in the payment by a Fund of increased brokerage costs, expenses and taxes. The portfolio turnover rates for the fiscal periods ended December 31, 2012 and December 31, 2013 for the Funds are set forth below. In-kind transactions are not taken into account in calculating the portfolio turnover rate.

                            PORTFOLIO TURNOVER RATE

                          FISCAL YEAR ENDED             FISCAL YEAR ENDED
         FUND             DECEMBER 31, 2013             DECEMBER 31, 2012
First Trust Asia
Pacific Ex-Japan
AlphaDEX(R) Fund                118%                          105%
First Trust Brazil
AlphaDEX(R) Fund                 85%                           98%
First Trust China
AlphaDEX(R) Fund                110%                          117%
First Trust Developed
Markets Ex-US
AlphaDEX(R) Fund                109%                          161%
First Trust Emerging
Markets AlphaDEX(R) Fund        132%                          145%
First Trust Europe
AlphaDEX(R) Fund                 94%                           74%
First Trust Japan
AlphaDEX(R) Fund                 51%                          127%
First Trust Latin
America AlphaDEX(R) Fund        138%                          117%
First Trust South
Korea AlphaDEX(R) Fund           66%                           79%


                          FISCAL YEAR ENDED               FISCAL PERIOD FROM
         FUND             DECEMBER 31, 2013                FEBRUARY 14, 2012
                                                       THROUGH DECEMBER 31, 2012
First Trust Australia
AlphaDEX(R) Fund                 92%                           62%
First Trust Canada
AlphaDEX(R) Fund                 47%                           66%
First Trust Germany
AlphaDEX(R) Fund                 50%                           52%
First Trust Hong Kong
AlphaDEX(R) Fund                 57%                           46%
First Trust
Switzerland
AlphaDEX(R)
Fund                             49%                           36%
First Trust Taiwan
AlphaDEX(R) Fund                 70%                           85%
First Trust United
Kingdom AlphaDEX(R) Fund         63%                           42%

                          FISCAL YEAR ENDED               FISCAL PERIOD FROM
         FUND             DECEMBER 31, 2013                FEBRUARY 15, 2012
                                                       THROUGH DECEMBER 31, 2012

First Trust Developed
Markets ex-US Small
Cap AlphaDEX(R) Fund            171%                          183%
First Trust Emerging
Markets Small Cap
AlphaDEX(R) Fund                144%                          162%


      The First Trust Australia AlphaDEX(R) Fund and First Trust Japan AlphaDEX(R) Fund experienced a significant difference in portfolio turnover rates for the fiscal year ended December 31, 2013 due to changes in the net assets of the Funds and rebalancing of the Indices.

HEDGING STRATEGIES

General Description of Hedging Strategies

      The Funds may engage in hedging activities. First Trust may cause the Funds to utilize a variety of financial instruments, including options, forward contracts, futures contracts (hereinafter referred to as "Futures" or "Futures Contracts"), and options on Futures Contracts to attempt to hedge each Fund's holdings. The use of Futures and options is not a part of a principal investment strategy of the Funds.

      Hedging or derivative instruments on securities generally are used to hedge against price movements in one or more particular securities positions that a Fund owns or intends to acquire. Such instruments may also be used to "lock-in" realized but unrecognized gains in the value of portfolio securities. Hedging instruments on stock indices, in contrast, generally are used to hedge against price movements in broad equity market sectors in which a Fund has invested or expects to invest. Hedging strategies, if successful, can reduce the risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce the opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. The use of hedging instruments is subject to applicable regulations of the SEC, the several options and Futures exchanges upon which they are traded, the Commodity Futures Trading Commission (the "CFTC") and various state regulatory authorities. In addition, a Fund's ability to use hedging instruments may be limited by tax considerations.

General Limitations on Futures and Options Transactions

      The Funds limit their direct investments in Futures, options on Futures and swaps to the extent necessary for the Advisor to claim the exclusion from regulation as a "commodity pool operator" with respect to each Fund under CFTC Rule 4.5, as such rule may be amended from time to time. Under Rule 4.5 as currently in effect, the Funds limit their trading activity in Futures, options on Futures and swaps (excluding activity for "bona fide hedging purposes," as defined by the CFTC) such that each meets one of the following tests: (i) aggregate initial margin and premiums required to establish its Futures, options on Futures and swap positions do not exceed 5% of the liquidation value of the applicable Fund's portfolio, after taking into account unrealized profits and losses on such positions; or (ii) aggregate net notional value of the applicable Fund's Futures, options on Futures and swap positions does not exceed 100% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and losses on such positions.

      The Advisor has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with respect to each Fund with the National Futures Association, the Futures industry's self-regulatory organization. If a Fund were no longer able to claim the exclusion, the Advisor would be required to register as a "commodity pool operator," and the Fund and the Advisor would be subject to regulation under the Commodity Exchange Act (the "CEA").

      The foregoing limitations are non-fundamental policies of the Funds and may be changed without shareholder approval as regulatory agencies permit.

Asset Coverage for Futures and Options Positions

      The Funds will comply with the regulatory requirements of the SEC and the CFTC with respect to coverage of options and Futures positions by registered investment companies and, if the guidelines so require, will earmark or set aside cash, U.S. government securities, high grade liquid debt securities and/or other liquid assets permitted by the SEC and CFTC in a segregated custodial account in the amount prescribed. Securities earmarked or held in a segregated account cannot be sold while the Futures or options position is outstanding, unless replaced with other permissible assets, and will be marked-to-market daily.

Stock Index Options

      The Funds may purchase stock index options, sell stock index options in order to close out existing positions and/or write covered options on stock indices for hedging purposes. Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the stock index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple.

      A stock index fluctuates with changes in the market values of the stocks included in the index. For example, some stock index options are based on a broad market index, such as the S&P 500 Index or the Value Line(R) Composite Index or a more narrow market index, such as the S&P 100 Index. Indices may also be based on an industry or market segment. Options on stock indices are currently traded on the following exchanges: the Chicago Board Options Exchange, NYSE Amex Options, The NASDAQ(R) Stock Market ("NASDAQ(R)") and the Philadelphia Stock Exchange.

      The Funds' use of stock index options is subject to certain risks. Successful use by a Fund of options on stock indices will be subject to the ability of First Trust to correctly predict movements in the directions of the stock market. This requires different skills and techniques than predicting changes in the prices of individual securities. In addition, a Fund's ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline through transactions in put options on stock indices, depends on the degree to which price movements in the underlying index correlate with the price movements of the securities held by the Fund. Inasmuch as the Funds' securities will not duplicate the components of an index, the correlation will not be perfect. Consequently, a Fund will bear the risk that the prices of its securities being hedged will not move in the same amount as the prices of its put options on the stock indices. It is also possible that there may be a negative correlation between the index and a Fund's securities, which would result in a loss on both such securities and the options on stock indices acquired by the Fund.

      The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. The purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The purchase of stock index options involves the risk that the premium and transaction costs paid by a Fund in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the stock index on which the option is based.

Certain Considerations Regarding Options

      There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or elsewhere may exist. If a Fund is unable to close out a call option on securities that it has written before the option is exercised, a Fund may be required to purchase the optioned securities in order to satisfy its obligation under the option to deliver such securities. If a Fund is unable to effect a closing sale transaction with respect to options on securities that it has purchased, it would have to exercise the option in order to realize any profit and would incur transaction costs upon the purchase and sale of the underlying securities.

      The writing and purchasing of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between the options and securities markets may detract from the effectiveness of attempted hedging. Options transactions may result in significantly higher transaction costs and portfolio turnover for the Funds.

Futures Contracts

      The Funds may enter into Futures Contracts, including index Futures as a hedge against movements in the equity markets, in order to hedge against changes on securities held or intended to be acquired by a Fund or for other purposes permissible under the CEA. A Fund's hedging may include sales of Futures as an offset against the effect of expected declines in stock prices and purchases of Futures as an offset against the effect of expected increases in stock prices. The Funds will not enter into Futures Contracts which are prohibited under the CEA and will, to the extent required by regulatory authorities, enter only into Futures Contracts that are traded on national Futures exchanges and are standardized as to maturity date and underlying financial instrument. The principal interest rate Futures exchanges in the United States are the Chicago Board of Trade and the Chicago Mercantile Exchange. Futures exchanges and trading are regulated under the CEA by the CFTC.

      An interest rate Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., a debt security) or currency for a specified price at a designated date, time and place. An index Futures Contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index Futures Contract was originally written. Transaction costs are incurred when a Futures Contract is bought or sold and margin deposits must be maintained. A Futures Contract may be satisfied by delivery or purchase, as the case may be, of the instrument or by payment of the change in the cash value of the index. More commonly, Futures Contracts are closed out prior to delivery by entering into an offsetting transaction in a matching Futures Contract. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of those securities is made. If the offsetting purchase price is less than the original sale price, a gain will be realized. Conversely, if the offsetting sale price is more than the original purchase price, a gain will be realized; if it is less, a loss will be realized. The transaction costs must also be included in these calculations. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Fund is not able to enter into an offsetting transaction, a Fund will continue to be required to maintain the margin deposits on the Futures Contract.

      Margin is the amount of funds that must be deposited by a Fund with its custodian in a segregated account in the name of the Futures commission merchant in order to initiate Futures trading and to maintain a Fund's open positions in Futures Contracts. A margin deposit is intended to ensure a Fund's performance of the Futures Contract.

      The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract. Futures Contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the Futures Contract being traded.

      If the price of an open Futures Contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the Futures Contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the Futures Contract so that the margin deposit exceeds the required margin, the broker will pay the excess to a Fund. In computing daily net asset value, a Fund will mark to market the current value of its open Futures Contracts. The Funds expect to earn interest income on their margin deposits.

      Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Future Contracts were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount initially invested in the Futures Contract. However, a Fund would presumably have sustained comparable losses if, instead of the Futures Contract, it had invested in the underlying financial instrument and sold it after the decline.

      Most U.S. Futures exchanges limit the amount of fluctuation permitted in Futures Contract prices during a single trading day. The day limit establishes the maximum amount that the price of a Futures Contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of Futures positions and subjecting some investors to substantial losses.

      There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a Futures position. A Fund would continue to be required to meet margin requirements until the position is closed, possibly resulting in a decline in the Fund's net asset value. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

      A public market exists in Futures Contracts covering a number of indices, including but not limited to, the S&P 500 Index, the S&P 100 Index, the NASDAQ-100 Index(R), the Value Line(R) Composite Index and the NYSE Composite Index(R).

Options on Futures

      The Funds may also purchase or write put and call options on Futures Contracts and enter into closing transactions with respect to such options to terminate an existing position. A Futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position
(put) in a Futures Contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the holder acquires a long position in the Futures Contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. Prior to exercise or expiration, a Futures option may be closed out by an offsetting purchase or sale of a Futures option of the same series.

      The Funds may use options on Futures Contracts in connection with hedging strategies. Generally, these strategies would be applied under the same market and market sector conditions in which the Funds use put and call options on securities or indices. The purchase of put options on Futures Contracts is analogous to the purchase of puts on securities or indices so as to hedge a Fund's securities holdings against the risk of declining market prices. The writing of a call option or the purchasing of a put option on a Futures Contract constitutes a partial hedge against declining prices of securities which are deliverable upon exercise of the Futures Contract. If the price at expiration of a written call option is below the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in a Fund's holdings of securities. If the price when the option is exercised is above the exercise price, however, a Fund will incur a loss, which may be offset, in whole or in part, by the increase in the value of the securities held by a Fund that were being hedged. Writing a put option or purchasing a call option on a Futures Contract serves as a partial hedge against an increase in the value of the securities a Fund intends to acquire.

      As with investments in Futures Contracts, the Funds are required to deposit and maintain margin with respect to put and call options on Futures Contracts written by them. Such margin deposits will vary depending on the nature of the underlying Futures Contract (and the related initial margin requirements), the current market value of the option, and other Futures positions held by a Fund. A Fund will earmark or set aside in a segregated account at such Fund's custodian, liquid assets, such as cash, U.S. government securities or other high-grade liquid debt obligations equal in value to the amount due on the underlying obligation. Such segregated assets will be marked-to-market daily, and additional assets will be earmarked or placed in the segregated account whenever the total value of the earmarked or segregated assets falls below the amount due on the underlying obligation.

      The risks associated with the use of options on Futures Contracts include the risk that the Funds may close out its position as a writer of an option only if a liquid secondary market exists for such options, which cannot be assured. A Fund's successful use of options on Futures Contracts depends on First Trust's ability to correctly predict the movement in prices of Futures Contracts and the underlying instruments, which may prove to be incorrect. In addition, there may be imperfect correlation between the instruments being hedged and the Futures Contract subject to the option. For additional information, see "Futures Contracts." Certain characteristics of the Futures market might increase the risk that movements in the prices of Futures Contracts or options on Futures Contracts might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the Futures and options on Futures Contracts markets are subject to daily variation margin calls and might be compelled to liquidate Futures or options on Futures Contracts positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase the price volatility of the instruments and distort the normal price relationship between the Futures or options and the investments being hedged. Also, because of initial margin deposit requirements, there might be increased participation by speculators in the Futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the Futures and securities markets involving arbitrage, "program trading," and other investment strategies might result in temporary price distortions.

LENDING OF PORTFOLIO SECURITIES

      In order to generate additional income, as a non-principal investment strategy, First Trust is authorized to select certain Funds, with notice to the Board of Trustees, to lend portfolio securities representing up to 33-1/3% of the value of their total assets to broker-dealers, banks or other institutional borrowers of securities. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, the Funds will only enter into domestic loan arrangements with broker-dealers, banks or other institutions which First Trust has determined are creditworthy under guidelines approved by the Board of Trustees. The Funds will pay a portion of the income earned on the lending transaction to the placing broker and may pay administrative and custodial fees in connection with these loans. First Trust may select any Fund to participate in the securities lending program, at its discretion with notice to the Board of Trustees.

      In these loan arrangements, the Funds will receive collateral in the form of cash, U.S. government securities or other high-grade debt obligations equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the securities loaned as determined at the time of loan origination. This collateral must be valued daily by First Trust or the applicable Fund's lending agent and, if the market value of the loaned securities increases, the borrower must furnish additional collateral to the lending Fund. During the time portfolio securities are on loan, the borrower pays the lending Fund any dividends or interest paid on the securities. Loans are subject to termination at any time by the lending Fund or the borrower. While a Fund does not have the right to vote securities on loan, it would terminate the loan and regain the right to vote if that were considered important with respect to the investment. When a Fund lends portfolio securities to a borrower, payments in lieu of dividends made by the borrower to the Fund will not constitute "qualified dividends" taxable at the same rate as long-term capital gains, even if the actual dividends would have constituted qualified dividends had the Fund held the securities.

                             SUBLICENSE AGREEMENTS

      The Trust on behalf of each Fund has entered into a sublicense agreement (each a "Sublicense Agreement") with First Trust, First Trust Portfolios and the Index Provider that grants each Fund and First Trust a non-exclusive and non-transferable sublicense to use certain intellectual property of the Index Provider in connection with the issuance, distribution, marketing and/or promotion of the applicable Fund. Pursuant to each Sublicense Agreement, each Fund and First Trust have agreed to be bound by certain provisions of the product license agreement by and between the Index Provider and First Trust Portfolios (each a "Product License Agreement").

                                INVESTMENT RISKS
Overview

      An investment in a Fund should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the equity securities or the general condition of the common stock market may worsen and the value of the equity securities and therefore the value of a Fund may decline. A Fund may not be an appropriate investment for those who are unable or unwilling to assume the risks involved generally with an equity investment. The past market and earnings performance of any of the equity securities included in a Fund is not predictive of their future performance. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. First Trust cannot predict the direction or scope of any of these factors. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers.

      Shareholders of common stocks of the type held by the Funds have a right to receive dividends only when and if, and in the amounts, declared by the issuer's board of directors and have a right to participate in amounts available for distribution by the issuer only after all other claims on the issuer have been paid. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy. The value of common stocks is subject to market fluctuations for as long as the common stocks remain outstanding, and thus the value of the equity securities in the Funds will fluctuate over the life of the Funds and may be more or less than the price at which they were purchased by the Funds. The equity securities held in the Funds may appreciate or depreciate in value (or pay dividends) depending on the full range of economic and market influences affecting these securities, including the impact of a Fund's purchase and sale of the equity securities and other factors.

      Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the entity, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors of, or holders of debt obligations or preferred stocks issued by, the issuer. Cumulative preferred stock dividends must be paid before common stock dividends and any cumulative preferred stock dividend omitted is added to future dividends payable to the holders of cumulative preferred stock. Preferred stockholders are also generally entitled to rights on liquidation which are senior to those of common stockholders.

ADDITIONAL RISKS OF INVESTING IN THE FUNDS

Currency Risk

      Changes in currency exchange rates may affect a Fund's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities.

Depositary Receipts Risk

      A Fund may hold securities of certain non-U.S. companies in the form of Depositary Receipts. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. ADRs are receipts typically issued by an American bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued by a European bank or trust company evidencing ownership of securities issued by a foreign corporation. New York shares are typically issued by a company incorporated in the Netherlands and represent a direct interest in the company. Unlike traditional depositary receipts, New York share programs do not involve custody of the Dutch shares of the company. GDRs are receipts issued throughout the world that evidence a similar arrangement. ADRs, EDRs and GDRs may trade in foreign currencies that differ from the currency the underlying security for each ADR, EDR or GDR principally trades in. Global shares are the actual (ordinary) shares of a non-U.S. company which trade both in the home market and the United States. Generally, ADRs and New York shares, in registered form, are designed for use in the U.S. securities markets. EDRs, in registered form, are used to access European markets. GDRs, in registered form, are tradable both in the United States and in Europe and are designed for use throughout the world. Global shares are represented by the same share certificate in the United States and the home market. Separate registrars in the United States and the home country are maintained. In most cases, purchases occurring on a U.S. exchange would be reflected on the U.S. registrar. Global shares may also be eligible to list on exchanges in addition to the United States and the home country. The Fund may hold unsponsored Depositary Receipts. The issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the United States; therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts.

Litigation

      At any time litigation may be instituted on a variety of grounds with respect to the common stocks held by the Funds. The Funds are unable to predict whether litigation that has been or will be instituted might have a material adverse effect on the Funds.

Liquidity Risk

      Whether or not the equity securities in the Funds are listed on a securities exchange, the principal trading market for certain of the equity securities in certain of the Funds may be in the over-the-counter ("OTC") market. As a result, the existence of a liquid trading market for the equity securities may depend on whether dealers will make a market in the equity securities. There can be no assurance that a market will be made for any of the equity securities, that any market for the equity securities will be maintained or that there will be sufficient liquidity of the equity securities in any markets made. The price at which the equity securities are held in the Funds will be adversely affected if trading markets for the equity securities are limited or absent.

Non-U.S. Securities Risk

      An investment in non-U.S. securities involves risks in addition to the usual risks inherent in domestic investments, including currency risk. The value of a non-U.S. security in U.S. dollars tends to decrease when the value of the U.S. dollar rises against the non-U.S. currency in which the security is denominated and tends to increase when the value of the U.S. dollar falls against such currency. Non-U.S. securities are affected by the fact that in many countries there is less publicly available information about issuers than is available in the reports and ratings published about companies in the United States and companies may not be subject to uniform accounting, auditing and financial reporting standards. Other risks inherent in non-U.S. investments include expropriation; confiscatory taxation; withholding taxes on dividends and interest; less extensive regulation of non-U.S. brokers, securities markets and issuers; diplomatic developments; and political or social instability. Non-U.S. economies may differ favorably or unfavorably from the U.S. economy in various respects, and many non-U.S. securities are less liquid and their prices tend to be more volatile than comparable U.S. securities. From time to time, non-U.S. securities may be difficult to liquidate rapidly without adverse price effects.

Passive Foreign Investment Companies Risk.

      A Fund may invest in companies that are considered to be "passive foreign investment companies" ("PFICs"), which are generally certain non-U.S. corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties or capital gains) or that hold at least 50% of their assets in investments producing such passive income. Therefore, the Fund could be subject to U.S. federal income tax and additional interest charges on gains and certain distributions with respect to those equity interests, even if all the income or gain is distributed to its shareholders in a timely manner. A Fund will not be able to pass through to its shareholders any credit or deduction for such taxes.

Small Capitalization Companies

      Certain of the equity securities in certain Funds may be small cap company stocks. While historically small cap company stocks have outperformed the stocks of large companies, the former have customarily involved more investment risk as well. Small cap companies may have limited product lines, markets or financial resources; may lack management depth or experience; and may be more vulnerable to adverse general market or economic developments than large companies. Some of these companies may distribute, sell or produce products which have recently been brought to market and may be dependent on key personnel.

      The prices of small company securities are often more volatile than prices associated with large company issues, and can display abrupt or erratic movements at times, due to limited trading volumes and less publicly available information. Also, because small cap companies normally have fewer shares outstanding and these shares trade less frequently than large companies, it may be more difficult for a Fund which contains these equity securities to buy and sell significant amounts of such shares without an unfavorable impact on prevailing market prices. The securities of small companies are often traded OTC and may not be traded in the volumes typical of a national securities exchange.

RISKS AND SPECIAL CONSIDERATIONS CONCERNING DERIVATIVES

      In addition to the foregoing, the use of derivative instruments involves certain general risks and considerations as described below.

             (1) Market Risk. Market risk is the risk that the value of the underlying assets may go up or down. Adverse movements in the value of an underlying asset can expose the Funds to losses. Derivative instruments may include elements of leverage and, accordingly, fluctuations in the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the portfolio managers' ability to predict movements of the securities, currencies, and commodities markets, which may require different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed. A decision to engage in a derivative transaction will reflect the portfolio managers' judgment that the derivative transaction will provide value to a Fund and its shareholders and is consistent with a Fund's objective, investment limitations, and operating policies. In making such a judgment, the portfolio managers will analyze the benefits and risks of the derivative transactions and weigh them in the context of a Fund's overall investments and investment objective.

             (2) Credit Risk/Counterparty Risk. Credit risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivatives is generally less than for privately-negotiated or OTC derivatives, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, the Funds will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transactions and possibly other losses to the Funds. The Funds will enter into transactions in derivative instruments only with counterparties that First Trust reasonably believes are capable of performing under the contract.

             (3) Correlation Risk. Correlation risk is the risk that there might be an imperfect correlation, or even no correlation, between price movements of a derivative instrument and price movements of investments being hedged. When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged with any change in the price of the underlying asset. With an imperfect hedge, the value of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option or selling a Futures Contract) increased by less than the decline in value of the hedged investments, the hedge would not be perfectly correlated. This might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. The effectiveness of hedges using instruments on indices will depend, in part, on the degree of correlation between price movements in the index and the price movements in the investments being hedged.

             (4) Liquidity Risk. Liquidity risk is the risk that a derivative instrument cannot be sold, closed out, or replaced quickly at or very close to its fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction. The Funds might be required by applicable regulatory requirements to maintain assets as "cover," maintain segregated accounts, and/or make margin payments when they take positions in derivative instruments involving obligations to third parties (i.e., instruments other than purchase options). If a Fund is unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expires, matures, or is closed out. These requirements might impair a Fund's ability to sell a security or make an investment at a time when it would otherwise be favorable to do so, or require that a Fund sell a portfolio security at a disadvantageous time. A Fund's ability to sell or close out a position in an instrument prior to expiration or maturity depends upon the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the counterparty to enter into a transaction closing out the position. Due to liquidity risk, there is no assurance that any derivatives position can be sold or closed out at a time and price that is favorable to a Fund.

             (5) Legal Risk. Legal risk is the risk of loss caused by the unenforceability of a party's obligations under the derivative. While a party seeking price certainty agrees to surrender the potential upside in exchange for downside protection, the party taking the risk is looking for a positive payoff. Despite this voluntary assumption of risk, a counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

             (6) Systemic or "Interconnection" Risk. Systemic or interconnection risk is the risk that a disruption in the financial markets will cause difficulties for all market participants. In other words, a disruption in one market will spill over into other markets, perhaps creating a chain reaction. Much of the OTC derivatives market takes place among the OTC dealers themselves, thus creating a large interconnected web of financial obligations. This interconnectedness raises the possibility that a default by one large dealer could create losses for other dealers and destabilize the entire market for OTC derivative instruments.

                            MANAGEMENT OF THE FUNDS

TRUSTEES AND OFFICERS

      The general supervision of the duties performed for the Funds under the investment management agreement is the responsibility of the Board of Trustees. There are five Trustees of the Trust, one of whom is an "interested person" (as the term is defined in the 1940 Act) and four of whom are Trustees who are not officers or employees of First Trust or any of its affiliates ("Independent Trustees"). The Trustees set broad policies for the Funds, choose the Trust's officers and hire the Trust's investment advisor. The officers of the Trust manage its day to day operations and are responsible to the Trust's Board of Trustees. The following is a list of the Trustees and executive officers of the Trust and a statement of their present positions and principal occupations during the past five years, the number of portfolios each Trustee oversees and the other directorships they have held during the past five years, if applicable. Each Trustee has been elected for an indefinite term. The officers of the Trust serve indefinite terms. Each Trustee, except for James A. Bowen, is an Independent Trustee. Mr. Bowen is deemed an "interested person" (as that term is defined in the 1940 Act) ("Interested Trustee") of the Trust due to his position as Chief Executive Officer of First Trust, investment advisor to the Funds.

                                                                                                                          OTHER
                                                                                                                       TRUSTEESHIPS
                                                                                                        NUMBER OF           OR
                                                                                                      PORTFOLIOS IN   DIRECTORSHIPS
                                                                                                     THE FIRST TRUST     HELD BY
                                                 TERM OF OFFICE AND YEAR                               FUND COMPLEX   TRUSTEE DURING
       NAME, ADDRESS             POSITION AND       FIRST ELECTED OR       PRINCIPAL OCCUPATIONS       OVERSEEN BY       THE PAST
     AND DATE OF BIRTH        OFFICES WITH TRUST        APPOINTED           DURING PAST 5 YEARS          TRUSTEE         5 YEARS

Trustee who is an Interested
Person of the Trust
----------------------------

James A. Bowen(1)             Chairman of the    o Indefinite term       Chief Executive Officer     106 Portfolios   None
120 East Liberty Drive,       Board and Trustee                          (December 2010 to
  Suite 400                                                              Present), President (until
Wheaton, IL 60187                                o Since inception       December 2010), First
D.O.B.: 09/55                                                            Trust Advisors L.P. and
                                                                         First Trust Portfolios
                                                                         L.P.; Chairman of the
                                                                         Board of Directors,
                                                                         BondWave LLC (Software
                                                                         Development
                                                                         Company/Investment
                                                                         Advisor) and Stonebridge
                                                                         Advisors LLC (Investment
                                                                         Advisor)

Independent Trustees
----------------------------

Richard E. Erickson           Trustee            o Indefinite term       Physician; President,       106 Portfolios   None
c/o First Trust Advisors                                                 Wheaton Orthopedics;
L.P.                                                                     Co-owner and Co-Director
120 East Liberty Drive,                          o Since inception       (January 1996 to May
  Suite 400                                                              2007), Sports Med Center
Wheaton, IL 60187                                                        for Fitness; Limited
D.O.B.: 04/51                                                            Partner, Gundersen Real
                                                                         Estate Limited
                                                                         Partnership; Member,
                                                                         Sportsmed LLC

Thomas R. Kadlec              Trustee            o Indefinite term       President (March 2010 to    106 Portfolios   Director of
c/o First Trust Advisors                                                 Present), Senior Vice                        ADM Investor
L.P.                                             o Since inception       President and Chief                          Services, Inc.
120 East Liberty Drive,                                                  Financial Officer (May                       and ADM
  Suite 400                                                              2007 to March 2010), Vice                    Investor
Wheaton, IL 60187                                                        President and Chief                          Services
D.O.B.: 11/57                                                            Financial Officer (1990 to                   International
                                                                         May 2007), ADM Investor
                                                                         Services, Inc. (Futures
                                                                         Commission Merchant)

Robert F. Keith               Trustee            o Indefinite term       President (2003 to          106 Portfolios   Director of
c/o First Trust Advisors                                                 Present), Hibs Enterprises                   Trust Company
L.P.                                             o Since inception       (Financial and Management                    of Illinois
120 East Liberty Drive,                                                  Consulting)
  Suite 400
Wheaton, IL 60187
D.O.B.: 11/56

Niel B. Nielson               Trustee            o Indefinite term       President and Chief         106 Portfolios   Director of
c/o First Trust Advisors                                                 Executive Officer (July                      Covenant
L.P.                                             o Since inception       2012 to Present), Dew                        Transport Inc.
120 East Liberty Drive,                                                  Learning LLC (Educational
  Suite 400                                                              Products and Services);
Wheaton, IL 60187                                                        President (June 2002 to
D.O.B.: 03/54                                                            June 2012), Covenant
                                                                         College


                                      -30-


                                                                                                                          OTHER
                                                                                                                       TRUSTEESHIPS
                                                                                                        NUMBER OF           OR
                                                                                                      PORTFOLIOS IN   DIRECTORSHIPS
                                                                                                     THE FIRST TRUST     HELD BY
                                                 TERM OF OFFICE AND YEAR                               FUND COMPLEX   TRUSTEE DURING
       NAME, ADDRESS             POSITION AND       FIRST ELECTED OR       PRINCIPAL OCCUPATIONS       OVERSEEN BY       THE PAST
     AND DATE OF BIRTH        OFFICES WITH TRUST        APPOINTED           DURING PAST 5 YEARS          TRUSTEE         5 YEARS

Officers of the Trust
----------------------------

Mark R. Bradley               President and      o Indefinite term       Chief Financial Officer,    N/A              N/A
120 East Liberty Drive,       Chief Executive                            Chief Operating Officer
  Suite 400                   Officer                                    (December 2010 to
Wheaton, IL 60187                                o Since January 2012    Present), First Trust
D.O.B.: 11/57                                                            Advisors L.P. and First
                                                                         Trust Portfolios L.P.;
                                                                         Chief Financial Officer,
                                                                         BondWave LLC (Software
                                                                         Development
                                                                         Company/Investment
                                                                         Advisor) and Stonebridge
                                                                         Advisors LLC (Investment
                                                                         Advisor)

James M. Dykas                Treasurer, Chief   o Indefinite term       Controller (January 2011    N/A              N/A
120 East Liberty Drive,       Financial Officer                          to Present), Senior Vice
  Suite 400                   and Chief          o Since January 2012    President (April 2007 to
Wheaton, IL 60187             Accounting                                 Present), First Trust
D.O.B.: 01/66                 Officer                                    Advisors L.P. and First
                                                                         Trust Portfolios L.P

W. Scott Jardine              Secretary and      o Indefinite term       General Counsel, First      N/A              N/A
120 East Liberty Drive,       Chief Legal                                Trust Advisors L.P. and
  Suite 400                   Officer            o Since inception       First Trust Portfolios
Wheaton, IL 60187                                                        L.P.; Secretary and
D.O.B.: 05/60                                                            General Counsel, BondWave
                                                                         LLC (Software Development
                                                                         Company/Investment
                                                                         Advisor) and Secretary,
                                                                         Stonebridge Advisors LLC
                                                                         (Investment Advisor)

Daniel J. Lindquist           Vice President     o Indefinite term       Managing Director (July     N/A              N/A
120 East Liberty Drive,                                                  2012 to Present), Senior
  Suite 400                                      o Since inception       Vice President (September
Wheaton, IL 60187                                                        2005 to July 2012), First
D.O.B.: 02/70                                                            Trust Advisors L.P. and
                                                                         First Trust Portfolios
                                                                         L.P.

Kristi A. Maher               Chief Compliance   o Indefinite term       Deputy General Counsel,     N/A              N/A
120 East Liberty Drive,       Officer and                                First Trust Advisors L.P.
  Suite 400                   Assistant          o Since inception       and First Trust Portfolios
Wheaton, IL 60187             Secretary                                  L.P.
D.O.B.: 12/66

Roger F. Testin               Vice President     o Indefinite term       Senior Vice President,      N/A              N/A
120 East Liberty Drive,                                                  First Trust Advisors L.P.
  Suite 400                                      o Since inception       and First Trust Portfolios
Wheaton, IL 60187                                                        L.P.
D.O.B.: 06/66

Stan Ueland                   Vice President     o Indefinite term       Senior Vice President       N/A              N/A
120 East Liberty Drive,                                                  (September 2012 to
  Suite 400                                      o Since inception       Present), Vice President
Wheaton, IL 60187                                                        (August 2005 to September
D.O.B.: 11/70                                                            2012), First Trust
                                                                         Advisors L.P. and First
                                                                         Trust Portfolios L.P.

--------------------

(1) Mr. Bowen is deemed an "interested person" of the Trust due to his position as Chief Executive Officer of First Trust, investment advisor of the Funds.


UNITARY BOARD LEADERSHIP STRUCTURE

      Each Trustee serves as a trustee of all open-end and closed-end funds in the First Trust Fund Complex (as defined below), which is known as a "unitary" board leadership structure. Each Trustee currently serves as a trustee of First Trust Series Fund and First Trust Variable Insurance Trust, open-end funds with five portfolios advised by First Trust; First Trust Senior Floating Rate Income Fund II, Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund, First Trust Energy Income and Growth Fund, First Trust Enhanced Equity Income Fund, First Trust/Aberdeen Global Opportunity Income Fund, First Trust Mortgage Income Fund, First Trust Strategic High Income Fund II, First Trust/Aberdeen Emerging Opportunity Fund, First Trust Specialty Finance and Financial Opportunities Fund, First Trust Dividend and Income Fund, First Trust High Income Long/Short Fund, First Trust Energy Infrastructure Fund, First Trust MLP and Energy Income Fund, First Trust New Opportunities MLP & Energy Fund and First Trust Intermediate Duration Preferred & Income Fund, closed-end funds advised by First Trust; and the Trust, First Trust Exchange-Traded Fund, First Trust Exchange-Traded Fund II, First Trust Exchange-Traded Fund III, First Trust Exchange Traded Fund IV, First Trust Exchange Traded Fund V, First Trust Exchange Traded Fund VI, First Trust Exchange Traded Fund VII and First Trust Exchange-Traded AlphaDEX(R) Fund, exchange-traded funds with 86 portfolios advised by First Trust (each a "First Trust Fund" and collectively, the "First Trust Fund Complex"). None of the Trustees who are not "interested persons" of the Trust, nor any of their immediate family members, has ever been a director, officer or employee of, or consultant to, First Trust, First Trust Portfolios L.P. or their affiliates.

      The management of the Funds, including general supervision of the duties performed for the Funds under the investment management agreement between the Trust, on behalf of the Funds, and the Advisor, is the responsibility of the Board of Trustees. The Trustees of the Trust set broad policies for the Funds, choose the Trust's officers, and hire the Funds' investment advisor and other service providers. The officers of the Trust manage the day to-day operations and are responsible to the Trust's Board. The Trust's Board is composed of four Independent Trustees and one Interested Trustee. The Interested Trustee, James
A. Bowen, serves as the Chairman of the Board for each fund in the First Trust Fund Complex.

      The same five persons serve as Trustees on the Trust's Board and on the Boards of all other First Trust Funds. The unitary board structure was adopted for the First Trust Funds because of the efficiencies it achieves with respect to the governance and oversight of the First Trust Funds. Each First Trust Fund is subject to the rules and regulations of the 1940 Act (and other applicable securities laws), which means that many of the First Trust Funds face similar issues with respect to certain of their fundamental activities, including risk management, portfolio liquidity, portfolio valuation and financial reporting. Because of the similar and often overlapping issues facing the First Trust Funds, including among the First Trust exchange-traded funds, the Board of the First Trust Funds believes that maintaining a unitary board structure promotes efficiency and consistency in the governance and oversight of all First Trust

Funds and reduces the costs, administrative burdens and possible conflicts that may result from having multiple boards. In adopting a unitary board structure, the Trustees seek to provide effective governance through establishing a board the overall composition of which will, as a body, possesses the appropriate skills, diversity, independence and experience to oversee the Funds' business.

      Annually, the Board reviews its governance structure and the committee structures, their performance and functions and reviews any processes that would enhance Board governance over the Funds' business. The Board has determined that its leadership structure, including the unitary board and committee structure, is appropriate based on the characteristics of the Funds it serves and the characteristics of the First Trust Fund Complex as a whole.

      In order to streamline communication between the Advisor and the Independent Trustees and create certain efficiencies, the Board has a Lead Independent Trustee who is responsible for: (i) coordinating activities of the Independent Trustees; (ii) working with the Advisor, Fund counsel and the independent legal counsel to the Independent Trustees to determine the agenda for Board meetings; (iii) serving as the principal contact for and facilitating communication between the Independent Trustees and the Funds' service providers, particularly the Advisor; and (iv) any other duties that the Independent Trustees may delegate to the Lead Independent Trustee. The Lead Independent Trustee is selected by the Independent Trustees and serves a three year term or until his successor is selected.

      The Board has established four standing committees (as described below) and has delegated certain of its responsibilities to those committees. The Board and its committees meet frequently throughout the year to oversee the Funds' activities, review contractual arrangements with and performance of service providers, oversee compliance with regulatory requirements, and review Fund performance. The Independent Trustees are represented by independent legal counsel at all Board and committee meetings (other than meetings of the Executive Committee). Generally, the Board acts by majority vote of all the Trustees, including a majority vote of the Independent Trustees if required by applicable law.

      Commencing January 1, 2014, the three committee Chairmen and the Lead Independent Trustee rotate every three years in serving as Chairman of the Audit Committee, the Nominating and Governance Committee or the Valuation Committee, or as Lead Independent Trustee. The Lead Independent Trustee and the immediate past Lead Independent Trustee also serve on the Executive Committee with the Interested Trustee.

      The four standing committees of the First Trust Fund Complex are: the Executive Committee (and Pricing and Dividend Committee), the Nominating and Governance Committee, the Valuation Committee and the Audit Committee. The Executive Committee, which meets between Board meetings, is authorized to exercise all powers of and to act in the place of the Board of Trustees to the extent permitted by the Trust's Declaration of Trust and By Laws. Such Committee is also responsible for the declaration and setting of dividends. Mr. Kadlec, Mr. Bowen and Mr. Keith are members of the Executive Committee. During the last fiscal year, the Executive Committee held five meetings.

      The Nominating and Governance Committee is responsible for appointing and nominating non-interested persons to the Trust's Board of Trustees. Messrs. Erickson, Kadlec, Keith and Nielson are members of the Nominating and Governance Committee. If there is no vacancy on the Board of Trustees, the Board will not actively seek recommendations from other parties, including shareholders. The Board of Trustees adopted a mandatory retirement age of 72 for Trustees, beyond which age Trustees are ineligible to serve. The Committee will not consider new trustee candidates who are 72 years of age or older. When a vacancy on the Board of Trustees occurs and nominations are sought to fill such vacancy, the Nominating and Governance Committee may seek nominations from those sources it deems appropriate in its discretion, including shareholders of the Funds. To submit a recommendation for nomination as a candidate for a position on the Board of Trustees, shareholders of the Fund shall mail such recommendation to W. Scott Jardine, Secretary, at the Trust's address, 120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187. Such recommendation shall include the following information: (i) evidence of Fund ownership of the person or entity recommending the candidate (if a Fund shareholder); (ii) a full description of the proposed candidate's background, including their education, experience, current employment and date of birth; (iii) names and addresses of at least three professional references for the candidate; (iv) information as to whether the candidate is an "interested person" in relation to the Fund, as such term is defined in the 1940 Act, and such other information that may be considered to impair the candidate's independence; and (v) any other information that may be helpful to the Committee in evaluating the candidate. If a recommendation is received with satisfactorily completed information regarding a candidate during a time when a vacancy exists on the Board or during such other time as the Nominating and Governance Committee is accepting recommendations, the recommendation will be forwarded to the Chairman of the Nominating and Governance Committee and the counsel to the Independent Trustees. Recommendations received at any other time will be kept on file until such time as the Nominating and Governance Committee is accepting recommendations, at which point they may be considered for nomination. During the last fiscal year, the Nominating and Governance Committee held four meetings.

      The Valuation Committee is responsible for the oversight of the pricing procedures of the Fund. Messrs. Erickson, Kadlec, Keith and Nielson are members of the Valuation Committee. During the last fiscal year, the Valuation Committee held four meetings.

      The Audit Committee is responsible for overseeing the Funds' accounting and financial reporting process, the system of internal controls, audit process and evaluating and appointing independent auditors (subject also to Board approval). Messrs. Erickson, Kadlec, Keith and Nielson serve on the Audit Committee. During the last fiscal year, the Audit Committee held four meetings.

EXECUTIVE OFFICERS

      The executive officers of the Trust hold the same positions with each fund in the First trust Fund Complex (representing 106 portfolios) as they hold with the Trust.

RISK OVERSIGHT

      As part of the general oversight of the Funds, the Board is involved in the risk oversight of the Funds. The Board has adopted and periodically reviews policies and procedures designed to address the Funds' risks. Oversight of investment and compliance risk is performed primarily at the Board level in conjunction with the Advisor's investment oversight group and the Trust's Chief Compliance Officer ("CCO"). Oversight of other risks also occurs at the committee level. The Advisor's investment oversight group reports to the Board at quarterly meetings regarding, among other things, Fund performance and the various drivers of such performance. The Board reviews reports on the Funds' and the service providers' compliance policies and procedures at each quarterly Board meeting and receives an annual report from the CCO regarding the operations of the Funds' and the service providers' compliance program. In addition, the Independent Trustees meet privately each quarter with the CCO. The Audit Committee reviews with the Advisor the Funds' major financial risk exposures and the steps the Advisor has taken to monitor and control these exposures, including the Funds' risk assessment and risk management policies and guidelines. The Audit Committee also, as appropriate, reviews in a general manner the processes other Board committees have in place with respect to risk assessment and risk management. The Nominating and Governance Committee monitors all matters related to the corporate governance of the Funds. The Valuation Committee monitors valuation risk and compliance with the Funds' Valuation Procedures and oversees the pricing services and actions by the Advisor's Pricing Committee with respect to the valuation of portfolio securities.

      Not all risks that may affect the Funds can be identified nor can controls be developed to eliminate or mitigate their occurrence or effects. It may not be practical or cost effective to eliminate or mitigate certain risks, the processes and controls employed to address certain risks may be limited in their effectiveness, and some risks are simply beyond the reasonable control of the Funds or the Advisor or other service providers. Moreover, it is necessary to bear certain risks (such as investment related risks) to achieve a Fund's goals. As a result of the foregoing and other factors, the Funds' ability to manage risk is subject to substantial limitations.

BOARD DIVERSIFICATION AND TRUSTEE QUALIFICATIONS

      As described above, the Nominating and Governance Committee of the Board oversees matters related to the nomination of Trustees. The Nominating and Governance Committee seeks to establish an effective Board with an appropriate range of skills and diversity, including, as appropriate, differences in background, professional experience, education, vocations, and other individual characteristics and traits in the aggregate. Each Trustee must meet certain basic requirements, including relevant skills and experience, time availability, and if qualifying as an Independent Trustee, independence from the Advisor, underwriters or other service providers, including any affiliates of these entities.

      Listed below for each current Trustee are the experiences, qualifications and attributes that led to the conclusion, as of the date of this SAI, that each current Trustee should serve as a trustee in light of the Funds' business and structure.

      Richard E. Erickson, M.D., is an orthopedic surgeon and President of Wheaton Orthopedics. He also has been a co-owner and director of a fitness center and a limited partner of two real estate companies. Dr. Erickson has served as a Trustee of each First Trust Fund since its inception. Dr. Erickson has also served as the Lead Independent Trustee and on the Executive Committee (2008 - 2009), Chairman of the Nominating and Governance Committee (2003 -
2007), Chairman of the Audit Committee (2012 - 2013) and Chairman of the Valuation Committee (June 2006 - 2007 and 2010 - 2011) of the First Trust Funds. He currently serves as Chairman of the Nominating and Governance Committee (since January 1, 2014) of the First Trust Funds.

      Thomas R. Kadlec is President of ADM Investor Services Inc. ("ADMIS"), a futures commission merchant and wholly-owned subsidiary of the Archer Daniels Midland Company ("ADM"). Mr. Kadlec has been employed by ADMIS and its affiliates since 1990 in various accounting, financial, operations and risk management capacities. Mr. Kadlec serves on the boards of several international affiliates of ADMIS and is a member of ADM's Integrated Risk Committee, which is tasked with the duty of implementing and communicating enterprise-wide risk management. Mr. Kadlec has served as a Trustee of each First Trust Fund since its inception. Mr. Kadlec also served on the Executive Committee from the organization of the first First Trust closed-end fund in 2003 until he was elected as the first Lead Independent Trustee in December 2005, serving as such through 2007. He also served as Chairman of the Valuation Committee (2008 -
2009), Chairman of the Audit Committee (2010 - 2011) and Chairman of the Nominating and Governance Committee (2012 - 2013). He currently serves as Lead Independent Trustee and on the Executive Committee (since January 1, 2014) of the First Trust Funds.

      Robert F. Keith is President of Hibs Enterprises, a financial and management consulting firm. Mr. Keith has been with Hibs Enterprises since 2003. Prior thereto, Mr. Keith spent 18 years with ServiceMaster and Aramark, including three years as President and COO of ServiceMaster Consumer Services, where he led the initial expansion of certain products overseas, five years as President and COO of ServiceMaster Management Services and two years as President of Aramark ServiceMaster Management Services. Mr. Keith is a certified public accountant and also has held the positions of Treasurer and Chief Financial Officer of ServiceMaster, at which time he oversaw the financial aspects of ServiceMaster's expansion of its Management Services division into Europe, the Middle East and Asia. Mr. Keith has served as a Trustee of the First Trust Funds since June 2006. Mr. Keith has also served as the Chairman of the Audit Committee (2008 - 2009) and Chairman of the Nominating and Governance Committee (2010 - 2011) of the First Trust Funds. He served as Lead Independent Trustee and on the Executive Committee (2012 - 2013) and currently serves as Chairman of the Valuation Committee (since January 1, 2014) and on the Executive Committee (since January 31, 2014) of the First Trust Funds.

      Niel B. Nielson, Ph.D., has served as the President and Chief Executive Officer of Dew Learning LLC (a global provider of digital and on-line educational products and services) since 2012. Mr. Nielson formerly served as President of Covenant College (2002 - 2012), and as a partner and trader (of options and Futures Contracts for hedging options) for Ritchie Capital Markets Group (1996 - 1997), where he held an administrative management position at this proprietary derivatives trading company. He also held prior positions in new business development for ServiceMaster Management Services Company, and in personnel and human resources for NationsBank of North Carolina, N.A. and Chicago Research and Trading Group, Ltd. ("CRT"). His international experience includes serving as a director of CRT Europe, Inc. for two years, directing out of London all aspects of business conducted by the U.K. and European subsidiary of CRT. Prior to that, Mr. Nielson was a trader and manager at CRT in Chicago. Mr. Nielson has served as a Trustee of each First Trust Fund since its inception and of the First Trust Funds since 1999. Mr. Nielson has also served as the Chairman of the Audit Committee (2003 - 2006), Chairman of the Valuation Committee (2007 - 2008), Chairman of the Nominating and Governance Committee (2008 - 2009) and Lead Independent Trustee and a member of the Executive Committee (2010 - 2011). He currently serves as Chairman of the Audit Committee (since January 1, 2014) of the First Trust Funds.

      James A. Bowen is Chief Executive Officer of First Trust Advisors L.P. and First Trust Portfolios L.P. Mr. Bowen is involved in the day-to-day management of the First Trust Funds and serves on the Executive Committee. He has over 26 years of experience in the investment company business in sales, sales management and executive management. Mr. Bowen has served as a Trustee of each First Trust Fund since its inception and of the First Trust Funds since 1999.

      Each Independent Trustee is paid a fixed annual retainer of $125,000 per year and an annual per fund fee of $4,000 for each closed-end fund or other actively managed fund and $1,000 for each index fund in the First Trust Fund Complex. The fixed annual retainer is allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Additionally, the Lead Independent Trustee is paid $15,000 annually, the Chairman of the Audit Committee is paid $10,000 annually, and each of the Chairmen of the Nominating and Governance Committee and the Valuation Committee is paid $5,000 annually to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Trustees are also reimbursed by the investment companies in the First Trust Fund Complex for travel and out-of-pocket expenses incurred in connection with all meetings.

      The following table sets forth the compensation (including reimbursement for travel and out-of-pocket expenses) paid by the Funds and the First Trust Fund Complex to each of the Independent Trustees for the fiscal year and the calendar year ended December 31, 2013, respectively. The Trust has no retirement or pension plans. The officers and Trustee who are "interested persons" as designated above serve without any compensation from the Trust. The Trust has no employees. Its officers are compensated by First Trust.


                       TOTAL COMPENSATION FROM       TOTAL COMPENSATION FROM
 NAME OF TRUSTEE            THE FUNDS(1)         THE FIRST TRUST FUND COMPLEX(2)
 Richard E. Erickson           $22,450                       $306,162
 Thomas R. Kadlec              $22,234                       $299,500
 Robert F. Keith               $22,582                       $310,300
 Niel B. Nielson               $22,396                       $304,334

-------------------
(1) The compensation paid by the Funds to the Independent Trustees for the fiscal year ended December 31, 2013 for services to the Funds.

(2) The total compensation paid to the Independent Trustees for the calendar year ended December 31, 2013 for services to the 12 portfolios of First Defined Portfolio Fund, LLC, First Trust Series Fund and First Trust Variable Insurance Trust, open-end funds, 14 closed-end funds and 79 series of the Trust, First Trust Exchange-Traded Fund, First Trust Exchange-Traded Fund II, First Trust Exchange-Traded Fund III, First Trust Exchange-Traded Fund IV, First Trust Exchange-Traded Fund V, First Trust Exchange-Traded Fund VI, First Trust Exchange-Traded Fund VII and First Trust Exchange-Traded AlphaDEX(R) Fund, all advised by First Trust.

      The following table sets forth the dollar range of equity securities beneficially owned by the Trustees in the Funds and in other funds overseen by the Trustees in the First Trust Fund Complex as of December 31, 2013:

                  DOLLAR RANGE OF EQUITY SECURITIES IN A FUND

                                                     Aggregate Dollar Range of Equity
                                                      Securities in All Registered
                            Dollar Range of          Investment Companies Overseen
                      Equity Securities in a Fund    by Trustee in the First Trust
                        (Number of Shares Held)               Fund Complex
Interested Trustee
James A. Bowen                None                   $10,001 - $50,000

Independent Trustees
Richard E. Erickson           None                     Over $100,000
Thomas R. Kadlec              None                     Over $100,000
Robert F. Keith        $50,001 - $100,000              Over $100,000
Niel B. Nielson               None                     Over $100,000

      As of December 31, 2013, the Independent Trustees of the Trust and immediate family members did not own beneficially or of record any class of securities of an investment advisor or principal underwriter of the Funds or any person directly or indirectly controlling, controlled by, or under common control with an investment advisor or principal underwriter of the Funds.

      As of April 1, 2014, the officers and Trustees, in the aggregate, owned less than 1% of the shares of each Fund.

      The table set forth as Appendix A shows the percentage ownership of each shareholder or "group" (as that term is used in Section 13(d) of the Securities Exchange Act of 1934, as amended (the "1934 Act")) who, as of March 31, 2014, owned of record, or is known by the Trust to have owned of record or beneficially, 5% or more of the shares of a Fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of a Fund or acknowledges the existence of control. A party that controls a Fund may be able to significantly influence the outcome of any item presented to shareholders for approval.

      Information as to beneficial ownership is based on the securities position listing reports as of March 31, 2014. The Funds do not have any knowledge of who the ultimate beneficiaries are of the shares.

      Investment Advisor. The Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the investment management agreement for the Funds (the "Investment Management Agreement") for a one-year period ending March 31, 2015, at a meeting held on March 16 and 18, 2014.

      The Board of Trustees determined that the Investment Management Agreement is in the best interests of each Fund in light of the extent and quality of services provided and such other matters as the Board of Trustees considered to be relevant in the exercise of its reasonable business judgment.

      Pursuant to the Investment Management Agreement between First Trust and the Trust, First Trust will manage the investment of each Fund's assets and will be responsible for paying all expenses of each Fund, excluding the fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. Each Fund has agreed to pay First Trust an annual management fee equal to 0.80% of its average daily net assets. The following table sets forth the management fees paid by each Fund for the specified periods for the services provided and expenses described above.

                                                 AMOUNT OF               AMOUNT OF MANAGEMENT        AMOUNT OF MANAGEMENT FEES
                                              MANAGEMENT FEES               FEES PAID PAID             FOR THE FISCAL PERIOD
                                          PAID FOR THE FISCAL YEAR     FOR THE FISCAL YEAR ENDED    FROM APRIL 18, 2011 THROUGH
   FUND                                   ENDED DECEMBER 31, 2013          DECEMBER 31, 2012             DECEMBER 31, 2011

First Trust Asia Pacific Ex-Japan
AlphaDEX(R) Fund                                  $191,674                    $27,813                     $14,980

First Trust Brazil AlphaDEX(R) Fund                $46,603                    $53,655                     $38,162

First Trust China AlphaDEX(R) Fund                 $50,397                    $23,779                     $15,089

First Trust Developed Markets Ex-US
AlphaDEX(R) Fund                                  $876,885                   $514,115                     $53,236

First Trust Emerging Markets
AlphaDEX(R) Fund                                $1,523,668                   $691,236                     $55,078

First Trust Europe AlphaDEX(R) Fund               $927,112                    $44,141                     $15,600

First Trust Japan AlphaDEX(R) Fund                $248,328                    $23,848                     $22,587

First Trust Latin America AlphaDEX(R)
Fund                                               $88,373                    $36,405                     $15,167

First Trust South Korea AlphaDEX(R) Fund           $25,028                     $9,651                     $11,965

                                                  AMOUNT OF                 AMOUNT OF MANAGEMENT
                                            MANAGEMENT FEES PAID          FEES PAID FOR THE FISCAL
                                             FOR THE FISCAL YEAR          PERIOD FROM FEBRUARY 14,
         FUND                              ENDED DECEMBER 31, 2013     2012 THROUGH DECEMBER 31, 2012

First Trust Australia AlphaDEX(R)
Fund                                               $16,639                    $21,414

First Trust Canada AlphaDEX(R) Fund               $269,723                    $31,369

First Trust Germany AlphaDEX(R) Fund              $147,576                    $27,178


First Trust Hong Kong AlphaDEX(R)
Fund                                               $17,005                    $18,744

First Trust Switzerland AlphaDEX(R)
Fund                                              $138,674                    $29,763

First Trust Taiwan AlphaDEX(R) Fund                $12,134                    $17,659

First Trust United Kingdom
AlphaDEX(R) Fund                                  $139,884                    $35,735


                                                  AMOUNT OF                 AMOUNT OF MANAGEMENT
                                            MANAGEMENT FEES PAID          FEES PAID FOR THE FISCAL
                                             FOR THE FISCAL YEAR          PERIOD FROM FEBRUARY 15,
         FUND                              ENDED DECEMBER 31, 2013     2012 THROUGH DECEMBER 31, 2012

First Trust Developed Markets ex-US
Small Cap AlphaDEX(R) Fund                         $17,207                    $17,511

First Trust Emerging Markets Small Cap
AlphaDEX(R) Fund                                  $170,423                    $17,777

      First Trust, 120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187, is the investment advisor to the Funds. First Trust is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. Grace Partners of DuPage L.P. is a limited partnership with one general partner, The Charger Corporation, and a number of limited partners. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, the Chief Executive Officer of First Trust. First Trust discharges its responsibilities to the Funds subject to the policies of the Board of Trustees.

      First Trust provides investment tools and portfolios for advisors and investors. First Trust is committed to theoretically sound portfolio construction and empirically verifiable investment management approaches. Its asset management philosophy and investment discipline are deeply rooted in the application of intuitive factor analysis and model implementation to enhance investment decisions.

      First Trust acts as investment advisor for and manages the investment and reinvestment of the assets of the Funds. First Trust also administers the Trust's business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as Trustees or officers of the Trust if elected to such positions.

      Under the Investment Management Agreement, First Trust shall not be liable for any loss sustained by reason of the purchase, sale or retention of any security, whether or not such purchase, sale or retention shall have been based upon the investigation and research made by any other individual, firm or corporation, if such recommendation shall have been selected with due care and in good faith, except loss resulting from willful misfeasance, bad faith, or gross negligence on the part of First Trust in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties. The Investment Management Agreement terminates automatically upon assignment and is terminable at any time without penalty as to a Fund by the Board of Trustees, including a majority of the Independent Trustees, or by vote of the holders of a majority of the Fund's outstanding voting securities on 60 days' written notice to First Trust, or by First Trust on 60 days' written notice to a Fund.

      Investment Committee. The Investment Committee of First Trust is primarily responsible for the day-to-day management of the Funds. There are currently five members of the Investment Committee, as follows:


                               POSITION WITH              LENGTH OF SERVICE       PRINCIPAL OCCUPATION
NAME                           FIRST TRUST                WITH FIRST TRUST        DURING PAST FIVE YEARS
Daniel J. Lindquist            Chairman of the            Since 2004              Managing Director (July 2012
                               Investment Committee and                           to Present), Senior Vice
                               Managing Director                                  President (September 2005 to
                                                                                  July 2012), First Trust
                                                                                  Advisors L.P. and First Trust
                                                                                  Portfolios L.P.

Jon C. Erickson                Senior Vice President      Since 1994              Senior Vice President, First
                                                                                  Trust Advisors L.P.  and First
                                                                                  Trust Portfolios L.P.

David G. McGarel               Chief Investment Officer   Since 1997              Chief Investment Officer (June
                               and Managing Director                              2012, to present), Managing
                                                                                  Director (July 2012 to
                                                                                  Present); Senior Vice
                                                                                  President (January 2004 to
                                                                                  July 2012), First Trust
                                                                                  Advisors L.P.  and First Trust
                                                                                  Portfolios L.P.

Roger F. Testin                Senior Vice President      Since 2001              Senior Vice President, First
                                                                                  Trust Advisors L.P.  and First
                                                                                  Trust Portfolios L.P.

                                       41


                               POSITION WITH              LENGTH OF SERVICE       PRINCIPAL OCCUPATION
NAME                           FIRST TRUST                WITH FIRST TRUST        DURING PAST FIVE YEARS

Stan Ueland                    Senior Vice President      Since 2005              Senior Vice President
                                                                                  (September 2012 to Present),
                                                                                  Vice President (August 2005 to
                                                                                  September 2012), First Trust
                                                                                  Advisors L.P. and First Trust
                                                                                  Portfolios L.P.

      Daniel J. Lindquist: Mr. Lindquist is Chairman of the Investment Committee and presides over Investment Committee meetings. Mr. Lindquist is also responsible for overseeing the implementation of the Funds' investment strategies.

      Jon C. Erickson: As the head of First Trust's Equity Research Group, Mr. Erickson is responsible for determining the securities to be purchased and sold by funds that do not utilize quantitative investment strategies.

      David G. McGarel: As First Trust's Chief Investment Officer, Mr. McGarel consults with the Investment Committee on market conditions and First Trust's general investment philosophy.

      Roger F. Testin: As head of First Trust's Portfolio Management Group, Mr. Testin is responsible for executing the instructions of the Strategy Research Group and Equity Research Group in a Fund's portfolio.

      Stan Ueland: Mr. Ueland executes the investment strategies of each of the Funds.

      Other than Mr. Lindquist and Mr. McGarel, no member of the Investment Committee beneficially owns any shares of the Funds. Mr. Lindquist owns 200 shares of each of the First Trust Developed Markets Ex-US AlphaDEX(R) Fund, First Trust Emerging Markets AlphaDEX(R) Fund and First Trust Latin America AlphaDEX(R) Fund. Mr. Lindquist also owns 300 shares of the First Trust Europe AlphaDEX(R) Fund and 500 shares of the First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund. Mr. McGarel owns 500 shares of the First Trust Europe AlphaDEX(R) Fund.

      Compensation. The compensation structure for each member of the Investment Committee is based upon a fixed salary as well as a discretionary bonus determined by the management of First Trust. Salaries are determined by management and are based upon an individual's position and overall value to the firm. Bonuses are also determined by management and are based upon an individual's overall contribution to the success of the firm and the profitability of the firm. Salaries and bonuses for members of the Investment Committee are not based upon criteria such as performance of the Funds or the value of assets included in the Funds' portfolios. In addition, Mr. Erickson, Mr. Lindquist, Mr. McGarel and Mr. Ueland also have an indirect ownership stake in the firm and will therefore receive their allocable share of ownership-related distributions.

      The Investment Committee manages the investment vehicles (other than the Funds) with the number of accounts and assets, as of the fiscal year ended December 31, 2013, set forth in the table below:



                                   ACCOUNTS MANAGED BY INVESTMENT COMMITTEE

                                       REGISTERED INVESTMENT    OTHER POOLED INVESTMENT
                                             COMPANIES                 VEHICLES
                                        NUMBER OF ACCOUNTS        NUMBER OF ACCOUNTS     OTHER ACCOUNTS NUMBER OF
INVESTMENT COMMITTEE MEMBER                 ($ ASSETS)                ($ ASSETS)            ACCOUNTS ($ ASSETS)
Roger F. Testin                        68 ($22,970,728,034)        8 ($138,646,923)        2,411 ($760,225,152)

Jon C. Erickson                        68 ($22,970,728,034)        8 ($138,646,923)        2,411 ($760,225,152)

David G. McGarel                       68 ($22,970,728,034)        8 ($138,646,923)        2,411 ($760,225,152)

Daniel J. Lindquist                    68 ($22,970,728,034)        8 ($138,646,923)        2,411 ($760,225,152)

Stan Ueland                            55 ($17,667,474,376)               N/A                       N/A

--------------------

      Conflicts. None of the accounts managed by the Investment Committee pay an advisory fee that is based upon the performance of the account. In addition, First Trust believes that there are no material conflicts of interest that may arise in connection with the Investment Committee's management of the Funds' investments and the investments of the other accounts managed by the Investment Committee. However, because the investment strategy of the Funds and the investment strategies of many of the other accounts managed by the Investment Committee are based on fairly mechanical investment processes, the Investment Committee may recommend that certain clients sell and other clients buy a given security at the same time. In addition, because the investment strategies of the Funds and other accounts managed by the Investment Committee generally result in the clients investing in readily available securities, First Trust believes that there should not be material conflicts in the allocation of investment opportunities between the Funds and other accounts managed by the Investment Committee.

                             BROKERAGE ALLOCATIONS

      First Trust is responsible for decisions to buy and sell securities for the Funds and for the placement of the Funds' securities business, the negotiation of the commissions to be paid on brokered transactions, the prices for principal trades in securities, and the allocation of portfolio brokerage and principal business. It is the policy of First Trust to seek the best execution at the best security price available with respect to each transaction, and with respect to brokered transactions in light of the overall quality of brokerage and research services provided to First Trust and its clients. The best price to a Fund means the best net price without regard to the mix between purchase or sale price and commission, if any. Purchases may be made from underwriters, dealers, and, on occasion, the issuers. Commissions will be paid on a Fund's Futures and options transactions, if any. The purchase price of portfolio securities purchased from an underwriter or dealer may include underwriting commissions and dealer spreads. The Funds may pay mark-ups on principal transactions. In selecting broker/dealers and in negotiating commissions, First Trust considers, among other things, the firm's reliability, the quality of its execution services on a continuing basis and its financial condition. Fund portfolio transactions may be effected with broker/dealers who have assisted investors in the purchase of shares.

      Section 28(e) of the 1934 Act permits an investment advisor, under certain circumstances, to cause an account to pay a broker or dealer who supplies brokerage and research services a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction. Brokerage and research services include (i) furnishing advice as to the value of securities, the advisability of investing, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (ii) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (iii) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). Such brokerage and research services are often referred to as "soft dollars." First Trust has advised the Board of Trustees that it does not currently intend to use soft dollars.

      Notwithstanding the foregoing, in selecting brokers, First Trust may in the future consider investment and market information and other research, such as economic, securities and performance measurement research, provided by such brokers, and the quality and reliability of brokerage services, including execution capability, performance, and financial responsibility. Accordingly, the commissions charged by any such broker may be greater than the amount another firm might charge if First Trust determines in good faith that the amount of such commissions is reasonable in relation to the value of the research information and brokerage services provided by such broker to First Trust or the Trust. In addition, First Trust must determine that the research information received in this manner provides the Funds with benefits by supplementing the research otherwise available to the Funds. The Investment Management Agreement provides that such higher commissions will not be paid by the Funds unless the Advisor determines in good faith that the amount is reasonable in relation to the services provided. The investment advisory fees paid by the Funds to First Trust under the Investment Management Agreement would not be reduced as a result of receipt by First Trust of research services.

      First Trust places portfolio transactions for other advisory accounts advised by it, and research services furnished by firms through which the Funds effect their securities transactions may be used by First Trust in servicing all of its accounts; not all of such services may be used by First Trust in connection with the Funds. First Trust believes it is not possible to measure separately the benefits from research services to each of the accounts (including the Funds) advised by it. Because the volume and nature of the trading activities of the accounts are not uniform, the amount of commissions in excess of those charged by another broker paid by each account for brokerage and research services will vary. However, First Trust believes such costs to the Funds will not be disproportionate to the benefits received by the Funds on a continuing basis. First Trust seeks to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities by the Funds and another advisory account. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to the Funds. In making such allocations between the Funds and other advisory accounts, the main factors considered by First Trust are the respective investment objectives, the relative size of portfolio holding of the same or comparable securities, the availability of cash for investment and the size of investment commitments generally held.

                                                    AGGREGATE AMOUNT OF BROKERAGE COMMISSIONS
                               -----------------------------------------------------------------------------------

                                 (FOR THE FISCAL                                          (FOR THE FISCAL PERIOD
FUND                               YEAR ENDED          (FOR THE FISCAL YEAR ENDED           FROM APRIL 18, 2011
                               DECEMBER 31, 2013)          DECEMBER 31, 2012)           THROUGH DECEMBER 31, 2011)
First Trust Asia Pacific
Ex-Japan AlphaDEX(R) Fund              $68,493                  $12,994                          $3,266

First Trust Brazil AlphaDEX(R)
Fund                                   $10,508                  $13,783                         $16,830

First Trust China AlphaDEX(R)
Fund                                    $6,531                   $3,318                          $1,604

First Trust Developed
Markets Ex-US AlphaDEX(R) Fund        $150,617                 $118,648                          $9,083

First Trust Emerging Markets
AlphaDEX(R) Fund                      $657,730                 $365,812                         $17,114

First Trust Europe AlphaDEX(R)
Fund                                  $136,151                   $4,515                          $1,467

First Trust Japan AlphaDEX(R)
Fund                                   $17,768                   $3,839                          $1,757

First Trust Latin America
AlphaDEX(R) Fund                       $49,326                  $25,243                          $5,859

First Trust South Korea
AlphaDEX(R) Fund                        $6,828                   $3,914                          $6,325


                              (FOR THE FISCAL YEAR     (FOR THE FISCAL PERIOD FROM
FUND                           ENDED DECEMBER 31,       FEBRUARY 14, 2012 THROUGH
                                      2013)                DECEMBER 31, 2012)

First Trust Australia
AlphaDEX(R) Fund                        $1,896                   $1,697

First Trust Canada AlphaDEX(R)
Fund                                   $16,216                   $2,939

First Trust Germany
AlphaDEX(R) Fund                        $9,660                   $1,986

First Trust Hong Kong
AlphaDEX(R) Fund                        $1,271                   $1,234


                                      -45-



First Trust Switzerland
AlphaDEX(R) Fund                        $8,440                   $1,525

First Trust Taiwan AlphaDEX(R)
Fund                                    $1,984                   $7,163

First Trust United Kingdom
AlphaDEX(R) Fund                       $10,862                   $2,106


                              (FOR THE FISCAL YEAR     (FOR THE FISCAL PERIOD FROM
FUND                           ENDED DECEMBER 31,       FEBRUARY 15, 2012 THROUGH
                                      2013)                DECEMBER 31, 2012)
First Trust Developed
Markets ex-US Small Cap
AlphaDEX(R) Fund                     $5,373                      $7,716

First Trust Emerging Markets
AlphaDEX(R) Fund                    $78,737                     $11,017

      The First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund, First Trust Developed Markets Ex-US AlphaDEX(R) Fund, First Trust Emerging Markets AlphaDEX(R) Fund, First Trust Europe AlphaDEX(R) Fund, First Trust Japan AlphaDEX(R) Fund, First Trust Latin America AlphaDEX(R) Fund, First Trust Canada AlphaDEX(R) Fund, First Trust Germany AlphaDEX(R) Fund, First Trust Switzerland AlphaDEX(R) Fund, First Trust United Kingdom AlphaDEX(R) Fund and First Trust Emerging Markets AlphaDEX(R) Fund each experienced a significant increase in the amount of brokerage commissions paid for the fiscal year ended December 31, 2013, due to changes in the net assets of the Funds and rebalancing of the Indices.

      During the last fiscal year, the First Trust Switzerland AlphaDEX(R) Fund acquired securities of Credit Suisse Group AG, a regular broker or dealer of the Fund as defined in Rule 10b-1 under the 1940 Act. As of December 31, 2013, the First Trust Switzerland AlphaDEX(R) Fund's investment in Credit Suisse Group AG represented 1.59% of the Fund's net assets. During the last fiscal year, the First Trust Japan AlphaDEX(R) Fund acquired securities of Nomura Holdings Inc., a regular broker or dealer of the Fund as defined in Rule 10b-1 under the 1940 Act. As of December 31, 2013, the First Trust Japan AlphaDEX(R) Fund's investment in Nomura Holdings Inc. represented 1.27% of the Fund's net assets. During the last fiscal year, the First Trust Europe AlphaDEX(R) Fund acquired securities of BNP Paribas, a regular broker or dealer of the Fund as defined in Rule 10b-1 under the 1940 Act. As of December 31, 2013, the First Trust Europe AlphaDEX(R) Fund's investment in BNP Paribas represented 0.35% of the Fund's net assets.

      Administrator. Brown Brothers Harriman & Co. ("BBH") serves as Administrator for the Funds. Its principal address is 40 Water Street, Boston, MA 02109.

      BBH serves as Administrator for the Trust pursuant to an Administrative Agency Agreement. Under such agreement, BBH is obligated on a continuous basis, to provide such administrative services as the Board of Trustees reasonably deems necessary for the proper administration of the Trust and the Funds. BBH will generally assist in all aspects of the Trust's and the Funds' operations; supply and maintain office facilities (which may be in BBH's own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and record keeping services (including, without limitation, the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agency agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Trustees; and provide monitoring reports and assistance regarding compliance with federal and state securities laws.

      Pursuant to the Fund Administration and Accounting Agreement, the Trust on behalf of the Funds has agreed to indemnify the Administrator for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from negligence or willful misconduct in the performance of its duties.

      Pursuant to the Administrative Agency Agreement between BBH and the Trust, the Funds have agreed to pay such compensation as is mutually agreed from time to time and such out-of-pocket expenses as incurred by BBH in the performance of its duties. This fee is subject to reduction for assets over $1 billion. This fee is paid by First Trust out of the unitary management fee. See "Management of the Funds."

         CUSTODIAN, TRANSFER AGENT, FUND ACCOUNTING AGENT, DISTRIBUTOR,
                          INDEX PROVIDER AND EXCHANGE

      Custodian, Transfer Agent and Accounting Agent. BBH, as custodian for the Funds pursuant to a Custodian Agreement, holds each Fund's assets (which may be held through U.S. and non-U.S. sub-custodians and depositories). BBH also serves as transfer agent of the Funds pursuant to a Transfer Agency and Service Agreement. As the Funds' accounting agent, BBH calculates the net asset value of shares and calculates net income and realized capital gains or losses. BBH may be reimbursed by the Funds for its out-of-pocket expenses, which will be paid by First Trust.

      Distributor. First Trust Portfolios L.P., an affiliate of First Trust, is the distributor ("FTP" or the "Distributor") and principal underwriter of the shares of the Funds. Its principal address is 120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes Fund shares. Shares are continuously offered for sale by the Funds through the Distributor only in Creation Unit Aggregations, as described in the Prospectus under the heading "Creation and Redemption of Creation Units."

      The Advisor may, from time to time and from its own resources, pay, defray or absorb costs relating to distribution, including payments out of its own resources to the Distributor, or to otherwise promote the sale of shares. The Advisor's available resources to make these payments include profits from advisory fees received from the Funds. The services the Advisor may pay for include, but are not limited to, advertising and attaining access to certain conferences and seminars, as well as being presented with the opportunity to address investors and industry professionals through speeches and written marketing materials.

      For the fiscal periods ended December 31, 2011, December 31, 2012 and December 31, 2013 there were no underwriting commissions with respect to the sale of Fund shares and First Trust Portfolios did not receive compensation on redemptions for the Funds for those periods.

      12b-1 Plan. The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act (the "Plan") pursuant to which the Funds may reimburse the Distributor up to a maximum annual rate of 0.25% of their average daily net assets.

      Under the Plan and as required by Rule 12b-1, the Trustees will receive and review after the end of each calendar quarter a written report provided by the Distributor of the amounts expended under the Plan and the purpose for which such expenditures were made. With the exception of the Distributor and its affiliates, no "interested person" of the Trust (as that term is defined in the 1940 Act) and no Trustee of the Trust has a direct or indirect financial interest in the operation of the Plan or any related agreement.

      No fee is currently paid by a Fund under the Plan and pursuant to a contractual agreement, the Funds will not pay 12b-1 fees any time before April 30, 2015.

      Aggregations. Fund shares in less than Creation Unit Aggregations are not distributed by the Distributor. The Distributor will deliver the Prospectus and, upon request, this SAI to persons purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the 1934 Act and a member of the Financial Industry Regulatory Authority ("FINRA").

      The Distribution Agreement provides that it may be terminated at any time, without the payment of any penalty, on at least 60 days' written notice by the Trust to the Distributor (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Funds. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

      The Distributor may also enter into agreements with securities dealers ("Soliciting Dealers") who will solicit purchases of Creation Unit Aggregations of Fund shares. Such Soliciting Dealers may also be Participating Parties (as defined in "Procedures for Creation of Creation Unit Aggregations" below) and DTC Participants (as defined in "DTC Acts as Securities Depository for Fund Shares" below).

      Index Provider. The Index that each of the Funds seeks to track is compiled by the Index Provider.

      The Index Provider is not affiliated with the Funds, First Trust Portfolios or First Trust. Each Fund is entitled to use the applicable Index pursuant to a sublicensing arrangement by and among the Trust on behalf of each Fund, the Index Provider, First Trust and First Trust Portfolios, which in turn has a license agreement with the Index Provider.

      First Trust does not guarantee the accuracy and/or the completeness of the Indices or any data included therein, and First Trust shall have no liability for any errors, omissions or interruptions therein. First Trust makes no warranty, express or implied, as to results to be obtained by the Funds, owners of the shares of the Funds or any other person or entity from the use of the Indices or any data included therein. First Trust makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Indices or any data included therein. Without limiting any of the foregoing, in no event shall First Trust have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Indices, even if notified of the possibility of such damages.

      "AlphaDEX(R)" is a registered trademark of FTP. The Funds and First Trust on behalf of the Funds have been granted the right by FTP to use the name "AlphaDEX(R)" for certain purposes.

      FTP has licensed to SPDJI, free of charge, the right to use certain intellectual property owned by First Trust Portfolios, including the AlphaDEX(R) trademark and the AlphaDEX(R) stock selection method, in connection with the SPDJI's calculation of the Defined Index Series. A patent application with respect to the AlphaDEX(R) stock selection method is pending at the United States Patent and Trademark Office.

      Notwithstanding such license, SPDJI is solely responsible for the calculating and maintaining of the Defined Index Series and has the exclusive right to determine the stocks included in the indices and the indices' methodologies.

      The "Defined Index Series" are products of S&P Dow Jones Indices LLC ("SPDJI"), and have been licensed for use by FTP. The Funds are not sponsored, endorsed, sold or promoted by SPDJI or its affiliates. SPDJI and its affiliates make no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly. The only relationship of SPDJI or any of its affiliates to FTP with respect to the Defined Index Series the licensing of certain trademarks, trade names and service marks and of the Defined Index Series which are determined, composed and calculated by SPDJI without regard to First Trust or the Funds. SPDJI has no obligation to take the needs of First Trust or the owners of the Funds into consideration in determining, composing or calculating the Defined Index Series. SPDJI and its affiliates are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Funds to be issued or in the determination or calculation of the equation by which the Funds are to be converted into cash. SPDJI and its affiliates have no obligation or liability in connection with the administration, marketing or trading of the Funds. There is no assurance that investment products based on the Defined Index Series will accurately track index performance or provide positive investment returns. SPDJI is not an investment advisor. Inclusion of a security within an index is not a recommendation by SPDJI to buy, sell, or hold such security, nor is it considered to be investment advice.

      SPDJI AND ITS AFFILIATES DO NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE DEFINED INDEX SERIES OR ANY DATA

RELATED THERETO OR ANY COMMUNICATION WITH RESPECT THERETO, INCLUDING BUT NOT LIMITED TO, ORAL, WRITTEN, OR ELECTRONIC COMMUNICATION. SPDJI AND ITS AFFILIATES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. SPDJI AND ITS AFFILIATES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DEFINED INDEX SERIES OR ANY DATA INCLUDED THEREIN. SPDJI AND ITS AFFILIATES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE DEFINED INDEX SERIES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL SPDJI OR ITS AFFILIATES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN SPDJI AND FIRST TRUST, OTHER THAN THE LICENSORS OF SPDJI.

      Exchange. The only relationship that NYSE Arca has with First Trust or the Distributor of the Funds in connection with the Funds is that NYSE Arca lists the shares of the Funds pursuant to its listing agreement with the Trust. NYSE Arca is not responsible for and has not participated in the determination of pricing or the timing of the issuance or sale of the shares of the Funds or in the determination or calculation of the net asset value of the Funds. NYSE Arca has no obligation or liability in connection with the administration, marketing or trading of the Funds.

                             ADDITIONAL INFORMATION

      Book Entry Only System. The following information supplements and should be read in conjunction with the Prospectus.

      DTC Acts as Securities Depository for Fund Shares. Shares of the Funds are represented by securities registered in the name of The Depository Trust Company ("DTC") or its nominee, Cede & Co., and deposited with, or on behalf of, DTC.

      DTC, a limited-purpose trust company, was created to hold securities of its participants (the "DTC Participants") and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC

Participants, thereby eliminating the need for physical movement of securities or certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange (the "NYSE") and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the "Indirect Participants").

      Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as "Beneficial Owners") is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of shares.

      Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to a letter agreement between DTC and the Trust, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the shares of the Funds held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participants a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

      Fund distributions shall be made to DTC or its nominee, as the registered holder of all Fund shares. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants' accounts with payments in amounts proportionate to their respective beneficial interests in shares of the Funds as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a "street name," and will be the responsibility of such DTC Participants.

      The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

      DTC may decide to discontinue providing its service with respect to shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

      Intra-Day Portfolio Value. The price of a non-U.S. security that is primarily traded on a non-U.S. exchange shall be updated every 15 seconds throughout its trading day, provided, that upon the closing of such non-U.S. exchange the closing price of the security will be used throughout the remainder of the business day where the markets remain open. These exchange rates may differ from those used by First Trust and consequently result in intra-day portfolio values that may vary. Furthermore, in calculating the intra-day portfolio values ("IPV") of each Fund's shares, the Calculation Agent IPV dissemination agent shall use the exchange rates throughout the day (9:00 a.m. to 4:15 p.m. Eastern Time) that it deems to be most appropriate.

                      PROXY VOTING POLICIES AND PROCEDURES

      The Trust has adopted a proxy voting policy that seeks to ensure that proxies for securities held by the Funds are voted consistently with the best interests of the Funds.

      The Board has delegated to First Trust the proxy voting responsibilities for the Funds and has directed First Trust to vote proxies consistent with the Funds' best interests. First Trust has engaged the services of ISS Governance Services, a division of RiskMetrics Group, Inc. ("ISS"), to make recommendations to First Trust on the voting of proxies relating to securities held by the Funds. If First Trust manages the assets of a company or its pension plan and any of First Trust's clients hold any securities of that company, First Trust will vote proxies relating to such company's securities in accordance with the ISS recommendations to avoid any conflict of interest. While these guidelines are not intended to be all-inclusive, they do provide guidance on First Trust's general voting policies.

      First Trust has adopted the ISS Proxy Voting Guidelines. While these guidelines are not intended to be all-inclusive, they do provide guidance on First Trust's general voting policies. The ISS Proxy Voting Guidelines are attached hereto as Appendix B.

      Quarterly Portfolio Schedule. The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of the Funds' portfolio holdings with the SEC on Form N-Q. Forms N-Q for the Trust are available on the SEC's website at http://www.sec.gov. The Funds' Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust's Forms N-Q are available without charge, upon request, by calling (800) 621-1675 or by writing to First Trust Portfolios L.P., 120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187.

      Policy Regarding Disclosure of Portfolio Holdings. The Trust has adopted a policy regarding the disclosure of information about each Fund's portfolio holdings. The Board of Trustees must approve all material amendments to this policy. Each Fund's portfolio holdings are publicly disseminated each day the Fund is open for business through financial reporting and news services, including publicly accessible Internet websites. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Fund shares, together with estimates and actual cash components, is publicly disseminated each day the NYSE is open for trading via the National Securities Clearing Corporation ("NSCC"). The basket represents one Creation Unit of a Fund. Each Fund's portfolio holdings are also available on the Funds' website at http://www.ftportfolios.com. The Trust, First Trust, FTP and BBH will not disseminate non-public information concerning the Trust.

      Codes of Ethics. In order to mitigate the possibility that the Funds will be adversely affected by personal trading, the Trust, First Trust and the Distributor have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes of Ethics contain policies restricting securities trading in personal accounts of the officers, Trustees and others who normally come into possession of information on portfolio transactions. Personnel subject to the Codes of Ethics may invest in securities that may be purchased or held by the Funds; however, the Codes of Ethics require that each transaction in such securities be reviewed by the Chief Compliance Officer or his or her designee. These Codes of Ethics are on public file with, and are available from, the SEC.

             CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS

      Creation. The Trust issues and sells shares of the Funds only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at their net asset values next determined after receipt, on any Business Day (as defined below), of an order in proper form.

      A "Business Day" is any day on which the NYSE is open for business. As of the date of this SAI, the NYSE observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

      Deposit of Securities and Deposit or Delivery of Cash. The consideration for purchase of Creation Unit Aggregations of a Fund may consist of (i) cash in lieu of all or a portion of the Deposit Securities, as defined below, and/or
(ii) a designated portfolio of equity securities determined by First Trust--the "Deposit Securities"--per each Creation Unit Aggregation constituting a substantial replication of the stocks included in the underlying index and generally an amount of cash--the "Cash Component"--computed as described below. Together, the Deposit Securities and the Cash Component (including the cash in lieu amount) constitute the "Fund Deposit," which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of a Fund.

      The Cash Component is sometimes also referred to as the Balancing Amount. The Cash Component serves the function of compensating for any differences between the net asset value per Creation Unit Aggregation and the Deposit Amount (as defined below). The Cash Component is an amount equal to the difference between the net asset value of Fund shares (per Creation Unit Aggregation) and the "Deposit Amount"--an amount equal to the market value of the Deposit Securities and/or cash in lieu of all or a portion of the Deposit Securities. If the Cash Component is a positive number (i.e., the net asset value per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the net asset value per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component.

      The Custodian, through the NSCC (discussed below), makes available on each Business Day, prior to the opening of business of the NYSE (currently 9:30 a.m., Eastern Time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for a Fund.

      Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect creations of Creation Unit Aggregations of a Fund until such time as the next-announced composition of the Deposit Securities is made available.

      The identity and number of shares of the Deposit Securities required for a Fund Deposit for a Fund changes as rebalancing adjustments and corporate action events are reflected within a Fund from time to time by First Trust with a view to the investment objective of each Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the component stocks of the underlying index. In addition, the Trust reserves the right to permit or require the substitution of an amount of cash--i.e., a "cash in lieu" amount--to be added to the Cash Component to replace any Deposit Security that may not be available, may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below), or which might not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting or other relevant reason. Brokerage commissions incurred in connection with the acquisition of Deposit Securities not eligible for transfer through the systems of DTC and hence not eligible for transfer through the Clearing Process (discussed below) will be at the expense of a Fund and will affect the value of all shares; but First Trust, subject to the approval of the Board of Trustees, may adjust the transaction fee within the parameters described above to protect ongoing shareholders. The adjustments described above will reflect changes known to First Trust on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the underlying index or resulting from certain corporate actions.

      In addition to the list of names and numbers of securities constituting the current Deposit Securities of a Fund Deposit, the Custodian, through the NSCC, also makes available on each Business Day, the estimated Cash Component, effective through and including the previous Business Day, per outstanding Creation Unit Aggregation of a Fund.

      Procedures for Creation of Creation Unit Aggregations. In order to be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of a Fund, an entity must be (i) a "Participating Party," i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the "Clearing Process"), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see the Book Entry Only System section), and, in each case, must have executed an agreement with the Distributor and transfer agent, with respect to creations and redemptions of Creation Unit Aggregations ("Participant Agreement") (discussed below). A Participating Party and DTC Participant are collectively referred to as an "Authorized Participant." Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement. All Fund shares, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

      All orders to create Creation Unit Aggregations, whether through the Clearing Process (through a Participating Party) or outside the Clearing Process (through a DTC Participant), must be received by the Distributor no later than the closing time of the regular trading session on the NYSE ("Closing Time") (ordinarily 4:00 p.m., Eastern Time) in each case on the date such order is placed in order for creation of Creation Unit Aggregations to be effected based on the net asset value of shares of the Funds as next determined on such date after receipt of the order in proper form. In the case of custom orders, the order must be received by the Distributor no later than 3:00 p.m. Eastern Time on the trade date. A custom order may be placed by an Authorized Participant in the event that the Trust permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or other relevant reason. The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the "Transmittal Date." Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement. Severe economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

      All orders from investors who are not Authorized Participants to create Creation Unit Aggregations shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to create Creation Unit Aggregations of a Fund have to be placed by the investor's broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement. Those placing orders for Creation Unit Aggregations through the Clearing Process should afford sufficient time in order to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date. Orders for Creation Unit Aggregations that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

      Deposit Securities must be delivered to the Trust through DTC or NSCC, and Deposit Securities which are non-U.S. securities must be delivered to an account maintained at the applicable local subcustodian of the Trust on or before the International Contractual Settlement Date, as defined below. If a Deposit Security is an ADR or similar domestic instrument, it may be delivered to the Custodian. The Authorized Participant must also pay on or before the International Contractual Settlement Date immediately available or same-day funds estimated by the Trust to be sufficient to pay the Cash Component next determined after acceptance of the creation order, together with the applicable Creation Transaction Fee and additional variable amounts, as described below.

The "International Contractual Settlement Date" is the earlier of (i) the date upon which all of the required Deposit Securities, the Cash Component and any other cash amounts which may be due are delivered to the Funds or (ii) the latest day for settlement on the customary settlement cycle in the jurisdiction(s) where any of the securities of such Fund are customarily traded.

      The Authorized Participant must also make available no later than 2:00 p.m., Eastern Time, on the International Contractual Settlement Date, by means satisfactory to the Trust, immediately-available or same-day funds estimated by the Trust to be sufficient to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase transaction fee. Any excess funds will be returned following settlement of the issue of the Creation Unit Aggregation.

      A Creation Unit Aggregation will not be issued until the transfer of good title to the Trust of the portfolio of Deposit Securities, the payment of the Cash Component, the payment of any other cash amounts and the Creation Transaction Fee (as defined below) have been completed. When the required Deposit Securities which are U.S. securities have been delivered to the Trust through DTC or NSCC, and Deposit Securities which are non-U.S. securities have been delivered to the Custodian and each relevant subcustodian confirms to the Custodian that the required Deposit Securities which are non-U.S. securities (or, when permitted in the sole discretion of Trust, the cash in lieu thereof) have been delivered to the account of the relevant subcustodian, the Custodian shall notify Distributor and the transfer agent which, acting on behalf of the Trust, will issue and cause the delivery of the Creation Unit Aggregations. The Trust may in its sole discretion permit or require the substitution of an amount of cash (i.e., a "cash in lieu" amount) to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or for other relevant reasons. If the Distributor, acting on behalf of the Trust, determines that a "cash in lieu" amount will be accepted, the Distributor will notify the Authorized Participant and the transfer agent, and the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, the "cash in lieu" amount, with any appropriate adjustments as advised by the Trust as discussed below.

      In the event that an order for a Creation Unit is incomplete on the International Contractual Settlement Date because certain or all of the Deposit Securities are missing, the Trust may issue a Creation Unit notwithstanding such deficiency in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by an additional cash deposit (described below) with respect to the undelivered Deposit Securities. The Trust may permit, in its discretion, the Authorized Participant to substitute a different security in lieu of depositing some or all of the Deposit Securities. Substitution of cash or a different security might be permitted or required, for example, because one or more Deposit Securities may be unavailable in the quantity needed or may not be eligible for trading by the Authorized Participant due to local trading restrictions or other restrictions.

      To the extent contemplated by the applicable Participant Agreement, Creation Unit Aggregations of the Funds will be issued to such Authorized

Participant notwithstanding the fact that the corresponding Fund Deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by such Authorized Participant's delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked to market daily) at least equal to 115% which First Trust may change from time to time of the value of the missing Deposit Securities. Such cash collateral must be delivered no later than 2:00 p.m., Eastern time, on the contractual settlement date. The Participant Agreement will permit the Funds to buy the missing Deposit Securities at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such securities and the value of the collateral.

      Acceptance of Orders for Creation Unit Aggregations. The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor with respect to the Funds if: (i) the order is not in proper form;
(ii) the investor(s), upon obtaining the Fund shares ordered, would own 80% or more of the currently outstanding shares of the Funds; (iii) the Deposit Securities delivered are not as disseminated for that date by the Custodian, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Funds; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or First Trust, have an adverse effect on the Trust, the Funds or the rights of Beneficial Owners; or (vii) circumstances outside the control of the Trust, the Custodian, the Distributor and First Trust make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, First Trust, the Distributor, DTC, NSCC, the Custodian or sub custodian or any other participant in the creation process; the imposition by a foreign government or a regulatory body of controls, or other monetary, currency or trading restrictions that directly affect the portfolio securities held; and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of such prospective creator of its rejection of the order of such person. The Trust, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits, nor shall any of them incur any liability for the failure to give any such notification.

      All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust's determination shall be final and binding.

      Creation Transaction Fee. Purchasers of Creation Units must pay a creation transaction fee (the "Creation Transaction Fee") that is currently: $3,500 for First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund; $4,000 for First Trust Europe AlphaDEX(R) Fund; $2,500 for First Trust Latin America AlphaDEX(R) Fund and First Trust Brazil AlphaDEX(R) Fund; $2,000 for First Trust China AlphaDEX(R) Fund; $1,000 for First Trust Japan AlphaDEX(R) Fund, First Trust Germany AlphaDEX(R) Fund and First Trust Switzerland AlphaDEX(R) Fund; $1,500 for First Trust South Korea AlphaDEX(R) Fund; $5,500 for First Trust Developed Markets Ex-US AlphaDEX(R) Fund, $7,000 for First Trust Emerging Markets AlphaDEX(R) Fund, $500 for the First Trust United Kingdom AlphaDEX(R) Fund and First Trust Canada AlphaDEX(R) Fund; $1,200 for the First Trust Australia AlphaDEX(R) Fund; $1,600 for the First Trust Hong Kong AlphaDEX(R) Fund and First Trust Taiwan AlphaDEX(R) Fund; and $9,000 for the First Trust Emerging

Markets Small Cap AlphaDEX(R) Fund and First Trust Developed Markets ex-US Small Cap AlphaDEX(R) Fund. The Creation Transaction Fee is applicable to each purchase transaction regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in the Funds' portfolio and the countries in which the transactions are settled. The Creation Transaction Fee may increase or decrease as the Funds' portfolio is adjusted to conform to changes in the composition of the Index. The price for each Creation Unit will equal the daily net asset value per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When a Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.

      As discussed above, shares of a Fund may be issued in advance of receipt of all Deposit Securities subject to various conditions including a requirement to maintain on deposit with a Fund cash at least equal to 115% of the market value of the missing Deposit Securities.

      Redemption of Fund Shares In Creation Unit Aggregations. Fund shares may be redeemed only in Creation Unit Aggregations at their net asset value next determined after receipt of a redemption request in proper form by a Fund through the transfer agent and only on a Business Day. A Fund will not redeem shares in amounts less than Creation Unit Aggregations. Beneficial Owners must accumulate enough shares in the secondary market to constitute a Creation Unit Aggregation in order to have such shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit Aggregation. Investors should expect to incur customary brokerage and other costs in connection with assembling a sufficient number of Fund shares to constitute a redeemable Creation Unit Aggregation. A redeeming beneficial owner must maintain appropriate security arrangements with a broker-dealer, bank or other custody provider in each jurisdiction in which any of the portfolio securities are customarily traded. If such arrangements cannot be made, or it is not possible to effect deliveries of the portfolio securities in a particular jurisdiction or under certain other circumstances (for example, holders may incur unfavorable tax treatment in some countries if they are entitled to receive "in-kind" redemption proceeds), Fund shares may be redeemed for cash at the discretion of First Trust.

      With respect to the Funds, the Custodian, through the NSCC, makes available prior to the opening of business on the NYSE (currently 9:30 a.m. Eastern Time) on each Business Day, the identity of the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Unit Aggregations.

      Unless cash redemptions are available or specified for a Fund, the redemption proceeds for a Creation Unit Aggregation generally consist of a portfolio of securities ("Fund Securities")--as announced on the Business Day of the request for redemption received in proper form--plus or minus cash in an amount equal to the difference between the net asset value of the Fund shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less the applicable Redemption Transaction Fee as listed below and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. In the event that the Fund Securities have a value greater than the net asset value of the Fund shares, a compensating cash payment equal to the difference plus, the applicable Redemption Transaction Fee and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes is required to be made by or through an Authorized Participant by the redeeming shareholder.

      The right of redemption may be suspended or the date of payment postponed
(i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the shares of the Funds or determination of the Fund's net asset value is not reasonably practicable; or (iv) in such other circumstances as are permitted by the SEC.

      Redemption Transaction Fee. Parties redeeming Creation Units must pay a redemption transaction fee (the "Redemption Transaction Fee") that is currently:
$3,500 for First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund; $4,000 for First Trust Europe AlphaDEX(R) Fund; $2,500 for First Trust Latin America AlphaDEX(R) Fund and First Trust Brazil AlphaDEX(R) Fund; $2,000 for First Trust China AlphaDEX(R) Fund; $1,000 for First Trust Japan AlphaDEX(R) Fund, First Trust Germany AlphaDEX(R) Fund and First Trust Switzerland AlphaDEX(R) Fund; $1,500 for First Trust South Korea AlphaDEX(R) Fund; $5,500 for First Trust Developed Markets Ex-US AlphaDEX(R) Fund, $7,000 for First Trust Emerging Markets AlphaDEX(R) Fund, $500 for the First Trust United Kingdom AlphaDEX(R) Fund and First Trust Canada AlphaDEX(R) Fund; $1,200 for the First Trust Australia AlphaDEX(R) Fund; $1,600 for the First Trust Hong Kong AlphaDEX(R) Fund and First Trust Taiwan AlphaDEX(R) Fund; and $9,000 for the First Trust Emerging Markets Small Cap AlphaDEX(R) Fund and First Trust Developed Markets ex-US Small Cap AlphaDEX(R) Fund. The Redemption Transaction Fee is applicable to each redemption transaction regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in a Fund's portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee may increase or decrease as a Fund's portfolio is adjusted to conform to changes in the composition of the Index. A Fund reserves the right to effect redemptions in cash. A shareholder may request a cash redemption in lieu of securities; however, a Fund may, in its discretion, reject any such request. Investors will also bear the costs of transferring the Fund Securities from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit Aggregation may be charged an additional fee for such services.

      Placement of Redemption Orders. Orders to redeem Creation Unit Aggregations must be delivered through an Authorized Participant that has executed a Participant Agreement. Investors other than Authorized Participants are responsible for making arrangements for a redemption request to be made through an Authorized Participant. An order to redeem Creation Unit Aggregations of a Fund is deemed received by the Trust on the Transmittal Date if: (i) such order is received by BBH (in its capacity as transfer agent) not later than the Closing Time on the Transmittal Date; (ii) such order is accompanied or followed by the requisite number of shares of a Fund specified in such order, which delivery must be made through DTC to BBH; and (iii) all other procedures set forth in the Participant Agreement are properly followed.

      Deliveries of Fund Securities to investors are generally expected to be made within three Business Days. Due to the schedule of holidays in certain countries, however, the delivery of in-kind redemption proceeds for the Funds may take longer than three Business Days after the day on which the redemption request is received in proper form. In such cases, the local market settlement procedures will not commence until the end of the local holiday periods. See below for a list of the local holidays in the foreign countries relevant to the Funds. Under the 1940 Act, a Fund would generally be required to make payment of redemption proceeds within seven days after a security is tendered for redemption. However, because the settlement of redemptions of Fund shares is contingent not only on the settlement cycle of the United States securities markets, but also on delivery cycles of foreign markets, pursuant to an exemptive order on which the Fund's may rely, a Fund's in-kind redemption proceeds must be paid within the maximum number of calendar days required for such payment or satisfaction in the principal local foreign markets where transactions in portfolio securities customarily clear and settle, but generally no later than 12 calendar days following tender of a Creation Unit Aggregation.

      In connection with taking delivery of shares of non-U.S. Fund Securities upon redemption of shares of the Funds, a redeeming Beneficial Owner, or Authorized Participant acting on behalf of such Beneficial Owner, must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody provider in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered.

      To the extent contemplated by an Authorized Participant's agreement, in the event the Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Unit Aggregation to be redeemed to the Funds' transfer agent, the transfer agent will nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible. Such undertaking shall be secured by the Authorized Participant's delivery and maintenance of collateral consisting of cash having a value (marked to market daily) at least equal to 115%, which First Trust may change from time to time, of the value of the missing shares.

      The current procedures for collateralization of missing shares require, among other things, that any cash collateral shall be in the form of U.S. dollars in immediately available funds and shall be held by BBH and marked to market daily, and that the fees of BBH and any sub-custodians in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the Authorized Participant. If the Authorized Participant's agreement provides for collateralization it will permit the Trust, on behalf of the affected Fund, to purchase the missing shares at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such shares and the value of the collateral.

      The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered/received upon redemption will be made by BBH according to the procedures set forth in this SAI under "Determination of Net Asset Value" computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to BBH by a DTC Participant not later than Closing Time on the Transmittal Date, and the requisite number of shares of the relevant Fund are delivered to BBH prior to the "DTC Cut-Off-Time," then the value of the Fund Securities and the Cash Redemption Amount to be delivered will be determined by BBH on such Transmittal Date. If, however, a redemption order is submitted to BBH by a DTC Participant not later than the Closing Time on the Transmittal Date but either (i) the requisite number of shares of the relevant Fund are not delivered by the "DTC Cut-Off-Time," as described above, on such Transmittal Date, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be computed on the Business Day that such order is deemed received by the Trust, i.e., the Business Day on which the shares of the relevant Fund are delivered through DTC to BBH by the "DTC Cut-Off-Time" on such Business Day pursuant to a properly submitted redemption order.

      If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such Fund shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that a Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the net asset value of its Fund shares based on the net asset value of shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust's brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities, or cash lieu of some securities added to the Cash Component, but in no event will the total value of the securities delivered and the cash transmitted differ from the net asset value.

      Redemptions of Fund shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Funds (whether or not it otherwise permits cash redemptions) reserve the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized

Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the Fund shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of shares or delivery instructions.

      Because the portfolio securities of the Funds may trade on the relevant exchange(s) on days that the listing exchange for a Fund is closed or are otherwise not Business Days for such Fund, shareholders may not be able to redeem their shares of such Fund, or purchase and sell shares of such Fund on the listing exchange for a Fund, on days when the net asset value of such Fund could be significantly affected by events in the relevant foreign markets.

                                REGULAR HOLIDAYS

      Each Fund generally intends to effect deliveries of Creation Units and securities in its portfolio ("Portfolio Securities") on a basis of "T" plus three Business Days (i.e., days on which the NYSE is open). A Fund may effect deliveries of Creation Units and portfolio securities on a basis other than T plus three in order to accommodate local holiday schedules, to account for different treatment among non-U.S. and U.S. markets of dividend record dates and ex-dividend dates, or under certain other circumstances. The ability of the Trust to effect in-kind creations and redemptions within three Business Days of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable non-U.S. market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a non-U.S. market due to emergencies may also prevent the Trust from delivering securities within the normal settlement period.

      The longest redemption cycle for a Fund is a function of the longest redemption cycle among the countries whose securities comprise the Fund. The securities delivery cycles currently practicable for transferring Portfolio Securities to redeeming investors, coupled with non-U.S. market holiday schedules, will require a delivery process longer than seven calendar days for some Funds in certain circumstances. It is not expected, however, that a Fund will take more than twelve calendar days from the date of the tender to deliver the redemption proceeds. The holidays applicable to a Fund during such periods are listed below and certain holidays may occur on different dates in subsequent years. The proclamation of new holidays, the treatment by market participants of certain days as "informal holidays" (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practices, could affect the information set forth herein at some time in the future.

      The dates of the regular holidays affecting the relevant securities markets from May 1, 2014 through April 30, 2015 of the below-listed countries are as follows:

ARGENTINA        AUSTRALIA        AUSTRIA         BELGIUM
---------        ---------        -------         -------
May 1            December 25       May 1           May 1
May 2            December 26       May 29          May 29
June 20          January 1         June 9          June 9
July 9           January 26        June 19         July 21
August 18        April 3           August 15       August 15
October 13       April 6           December 8      November 11
November 24                        December 25     December 25
December 8                         December 26     January 1
December 25                        January 1       April 6
December 26                        January 6
January 1                          April 6
February 16
February 17
March 24
April 2
April 3


BRAZIL           CANADA           CHILE           CHINA
------           ------           -----           -----

May 1            May 19           May 1           May 1
May 30           July 1           May 21          May 2
November 15      September 1      July 16         June 2
December 25      October 13       August 15       September 8
December 31      December 25      September 18    October 1
January 1        December 26      September 19    October 2
February 17      January 1        October 31      October 3
February 18      April 3          December 8      January 1
April 3                           December 25     February 18
April 21                          January 1       February 19
                                  April 3         February 20

DENMARK          FINLAND          FRANCE          GERMANY
-------          -------          ------          -------

May 16           May 1            May 1           May 1
May 29           May 29           May 8           May 29
June 9           December 25      May 29          June 9
December 25      December 26      June 9          October 3
December 26      January 1        July 14         December 24
January 1        January 6        August 15       December 25
April 2          April 3          November 11     December 26
April 3          April 6          December 25     January 1
April 6                           January 1       February 18
                                  April 6         April 2
                                                  April 3
                                                  April 6

GREECE           HONG KONG        INDIA           IRELAND
------           ---------        -----           -------
May 1            May 1             May 9          May 5
June 9           May 6             May 13         June 2
August 15        July 1            May 14         August 4
October 28       September 9       July 25        October 27
December 25      October 1         August 15      December 25
December 26      October 2         August 18      December 26
January 1        December 25       August 29      January 1
January 6        December 26       October 1      March 17
February 23      January 1         October 2      April 6
March 25         February 19       October 3
April 10         February 20       October 22
April 13         April 3           October 23
                 April 6           October 24
                                   October 29
                                   November 4
                                   November 6
                                   November 24
                                   December 24
                                   December 25
                                   January 1
                                   February 3
                                   February 17
                                   March 6
                                   April 2
                                   April 3

ISRAEL           ITALY            JAPAN           MALAYSIA
------           -----            -----           --------
May 5            May 1            May 5          May 1
May 6            June 2           May 6          May 13
June 4           August 15        July 21        July 28
August 5         December 8       September 15   July 29
September 25     December 25      September 23   August 8
September 26     December 26      October 13     August 9
October 9        January 1        November 3     September 1
October 17       January 6        November 24    September 16
December 17      April 6          December 23    October 6
March 5                           January 1      October 23
April 9                           January 12     November 5
April 15                          February 11    December 25
April 22                          April 29       January 1
April 23                                         February 19
                                                 February 20

MEXICO          NEW ZEALAND      NETHERLANDS     NORWAY
------          -----------      -----------     ------
May 1           June 2           May 5
September 16    October 27       May 29          May 1
November 17     December 25      June 9          May 29
December 25     December 26      December 25     June 9
January 1       January 1        December 26     December 25
February 2      January 2        January 1       December 26
March 16        February 6       April 3         January 1
April 2         April 3          April 6         April 2
April 3         April 6          April 27        April 3
                April 27                         April 6


PORTUGAL         SINGAPORE        SOUTH AFRICA    SOUTH KOREA
--------         ---------        ------------    -----------
May 1             May 1           May 1           May 6
June 10           May 13          June 16         June 6
August 15         July 28         September 24    August 15
December 8        October 23      December 16     September 8
December 25       December 25     December 25     September 9
January 1         January 1       December 26     October 3
April 3           February 19     January 1       October 9
                  February 20     April 3         December 25
                  April 3         April 6         January 1
                                  April 27        February 18
                                                  February 19
                                                  February 20

SPAIN            SWEDEN           SWITZERLAND     TAIWAN
-----            ------           -----------     ------
May 1            May 1            May 1           May 1
August 15        May 29           May 29          June 2
October 13       June 6           June 9          September 8
December 8       December 25      June 19         October 10
December 25      December 26      August 1        January 1
January 1        January 1        August 15       February 18
January 6        January 6        September 11    February 19
April 3          April 3          December 8      February 20
                 April 6          December 25     February 23
                                  December 26     April 3
                                  January 1
                                  January 2
                                  March 19
                                  April 3
                                  April 6


THAILAND         UNITED KINGDOM   UNITED STATES
--------         --------------   -------------
May 1             May 5           May 26
May 9             May 26          July 4
May 13            December 25     September 1
July 11           December 26     October 13
August 12         January 1       November 11
October 23        April 3         November 27
December 5                        December 25
December 10                       January 1
December 31                       January 19
January 1                         February 16
April 6
April 13
April 14
April 15


                              FEDERAL TAX MATTERS

      This section summarizes some of the main U.S. federal income tax consequences of owning shares of a Fund. This section is current as of the date of the Prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or foreign tax consequences.

      This federal income tax summary is based in part on the advice of counsel to the Funds. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, our counsel was not asked to review, and has not reached a conclusion with respect to the federal income tax treatment of the assets to be deposited in the Funds. This may not be sufficient for prospective investors to use for the purpose of avoiding penalties under federal tax law.

      As with any investment, prospective investors should seek advice based on their individual circumstances from their own tax advisor.

      Each Fund intends to qualify annually and to elect to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code").

      To qualify for the favorable U.S. federal income tax treatment generally accorded to regulated investment companies, each Fund must, among other things,
(a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies, or net income derived from interests in certain publicly traded partnerships; (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of each Fund's assets is represented by cash and cash items (including receivables), U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer generally limited for the purposes of this calculation to an amount not greater than 5% of the value of each Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or the securities of other regulated investment companies) of any one issuer, or two or more issuers which a Fund controls which are engaged in the same, similar or related trades or businesses, or the securities of one or more of certain publicly traded partnerships; and (c) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and at least 90% of its net tax-exempt interest income each taxable year. There are certain exceptions for failure to qualify if the failure is for reasonable cause or is de minimis, and certain corrective action is taken and certain tax payments are made by a Fund.

      As regulated investment companies, the Funds generally will not be subject to U.S. federal income tax on their investment company taxable income (as that term is defined in the Code, but without regard to the deduction for dividends paid) and net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, that they distribute to shareholders. Each Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gain. If a Fund retains any net capital gain or investment company taxable income, it will generally be subject to federal income tax at regular corporate rates on the amount retained. In addition, amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax unless, generally, each Fund distributes during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98.2% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the one-year period ending October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that were not distributed during those years. In order to prevent application of the excise tax, the Funds intend to make its distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

      Subject to certain reasonable cause and de minimis exceptions, if a Fund failed to qualify as a regulated investment company or failed to satisfy the 90% distribution requirement in any taxable year, the Fund would be taxed as an ordinary corporation on its taxable income (even if such income were distributed to its shareholders) and all distributions out of earnings and profits would be taxed to shareholders as ordinary income.

DISTRIBUTIONS

      Dividends paid out of the Funds' investment company taxable income are generally taxable to a shareholder as ordinary income to the extent of the Fund's earnings and profits, whether paid in cash or reinvested in additional shares. However, certain ordinary income distributions received from a Fund may be taxed at capital gains tax rates. In particular, ordinary income dividends received by an individual shareholder from regulated investment companies such as the Funds are generally taxed at the same rates that apply to net capital gain, provided that certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by each Fund itself. Dividends received by the Funds from foreign corporations and from REITS are qualifying dividends eligible for this lower tax rate only in certain circumstances. The Funds will provide notice to its shareholders of the amount of any distributions that may be taken into account as a dividend which is eligible for the capital gains tax rates. The Funds cannot make any guarantees as to the amount of any distribution which will be regarded as a qualifying dividend.

      Under the "Health Care and Education Reconciliation Act of 2010," income from a Fund may also be subject to a new 3.8% "Medicare tax" imposed for taxable years beginning after 2012. This tax will generally apply to net investment income if the taxpayer's adjusted gross income exceeds certain threshold amounts, which are $250,000 in the case of married couples filing joint returns and $200,000 in the case of single individuals.

      A corporation that owns shares generally will not be entitled to the dividends received deduction with respect to many dividends received from the Funds because the dividends received deduction is generally not available for distributions from regulated investment companies. However, certain ordinary income dividends on shares that are attributable to qualifying dividends received by the Funds from certain domestic corporations may be reported by the Funds as being eligible for the dividends received deduction.

      Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, properly reported as capital gain dividends are taxable to a shareholder as long-term capital gains, regardless of how long the shareholder has held Fund shares. Shareholders receiving distributions in the form of additional shares, rather than cash, generally will have a cost basis in each such share equal to the value of a share of a Fund on the reinvestment date. A distribution of an amount in excess of a Fund's current and accumulated earnings and profits will be treated by a shareholder as a return of capital which is applied against and reduces the shareholder's basis in his or her shares. To the extent that the amount of any such distribution exceeds the shareholder's basis in his or her shares, the excess will be treated by the shareholder as gain from a sale or exchange of the shares.

      Shareholders will be notified annually as to the U.S. federal income tax status of distributions, and shareholders receiving distributions in the form of additional shares will receive a report as to the value of those shares.

SALE OR EXCHANGE OF FUND SHARES

      Upon the sale or other disposition of shares of the Funds, which a shareholder holds as a capital asset, such a shareholder may realize a capital gain or loss which will be long-term or short-term, depending upon the shareholder's holding period for the shares. Generally, a shareholder's gain or loss will be a long-term gain or loss if the shares have been held for more than one year.

      Any loss realized on a sale or exchange will be disallowed to the extent that shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after disposition of shares or to the extent that the shareholder, during such period, acquires or enters into an option or contract to acquire, substantially identical stock or securities. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of long-term capital gain received by the shareholder with respect to such shares.

TAXES ON PURCHASE AND REDEMPTION OF CREATION UNITS

      If a shareholder exchanges equity securities for Creation Units the shareholder will generally recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the shareholder's aggregate basis in the securities surrendered and the Cash Component paid. If a shareholder exchanges Creation Units for equity securities, then the shareholder will generally recognize a gain or loss equal to the difference between the shareholder's basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units or Creation Units for securities cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in economic position.

NATURE OF FUND INVESTMENTS

      Certain of the Funds' investment practices are subject to special and complex federal income tax provisions that may, among other things, (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (ii) convert lower taxed long-term capital gain into higher taxed short-term capital gain or ordinary income, (iii) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited), (iv) cause the Funds to recognize income or gain without a corresponding receipt of cash, (v) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur and (vi) adversely alter the characterization of certain complex financial transactions.

FUTURES CONTRACTS AND OPTIONS

      The Funds' transactions in Futures Contracts and options will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Funds (i.e., may affect whether gains or losses are ordinary or capital, or short-term or long-term), may accelerate recognition of income to the Funds and may defer Fund losses. These rules could, therefore, affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require the Funds to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out), and (b) may cause the Funds to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the 90% distribution requirement for qualifying to be taxed as a regulated investment company and the distribution requirements for avoiding excise taxes.

INVESTMENTS IN CERTAIN FOREIGN CORPORATIONS

      If a Fund holds an equity interest in any "passive foreign investment companies" ("PFICs"), which are generally certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties or capital gains) or that hold at least 50% of their assets in investments producing such passive income, the Fund could be subject to U.S. federal income tax and additional interest charges on gains and certain distributions with respect to those equity interests, even if all the income or gain is timely distributed to its shareholders. A Fund will not be able to pass through to its shareholders any credit or deduction for such taxes. A Fund may be able to make an election that could ameliorate these adverse tax consequences. In this case, a Fund would recognize as ordinary income any increase in the value of such PFIC shares, and as ordinary loss any decrease in such value to the extent it did not exceed prior increases included in income. Under this election, a Fund might be required to recognize in a year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be subject to the distribution requirement and would be taken into account for purposes of the 4% excise tax (described above). Dividends paid by PFICs are not treated as qualified dividend income.

BACKUP WITHHOLDING

      The Funds may be required to withhold U.S. federal income tax from all taxable distributions and sale proceeds payable to shareholders who fail to provide the Funds with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. This withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability.

NON-U.S. SHAREHOLDERS

         U.S. taxation of a shareholder who, as to the United States, is a nonresident alien individual, a foreign trust or estate, a foreign corporation or foreign partnership ("non-U.S. shareholder") depends on whether the income of a Fund is "effectively connected" with a U.S. trade or business carried on by the shareholder.

      In addition to the rules described in this section concerning the potential imposition of withholding on distributions to non-U.S. persons, distributions after June 30, 2014, to non-U.S. persons that are "financial institutions" may be subject to a withholding tax of 30% unless an agreement is in place between the financial institution and the U.S. Treasury to collect and disclose information about accounts, equity investments, or debt interests in the financial institution held by one or more U.S. persons or the institution is resident in a jurisdiction that has entered into such an agreement with the U.S. Treasury. For these purposes, a "financial institution" means any entity that
(i) accepts deposits in the ordinary course of a banking or similar business,
(ii) holds financial assets for the account of others as a substantial portion of its business, or (iii) is engaged (or holds itself out as being engaged) primarily in the business of investing, reinvesting or trading in securities, partnership interests, commodities or any interest (including a futures contract or option) in such securities, partnership interests or commodities. Dispositions of shares by such persons may be subject to such withholding after December 31, 2016.

      Distributions to non-financial non-U.S. entities (other than publicly traded foreign entities, entities owned by residents of U.S. possessions, foreign governments, international organizations, or foreign central banks) after June 30, 2014, will also be subject to a withholding tax of 30% if the entity does not certify that the entity does not have any substantial U.S. owners or provide the name, address and TIN of each substantial U.S. owner. Dispositions of shares by such persons may be subject to such withholding after December 31, 2016.

      Income Not Effectively Connected. If the income from a Fund is not "effectively connected" with a U.S. trade or business carried on by the non-U.S. shareholder, distributions of investment company taxable income will generally be subject to a U.S. tax of 30% (or lower treaty rate), which tax is generally withheld from such distributions.

      Distributions of capital gain dividends and any amounts retained by a Fund which are properly reported by the Fund as undistributed capital gains will not be subject to U.S. tax at the rate of 30% (or lower treaty rate) unless the non-U.S. shareholder is a nonresident alien individual and is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements. However, this 30% tax on capital gains of nonresident alien individuals who are physically present in the United States for more than the 182 day period only applies in exceptional cases because any individual present in the United States for more than 182 days during the taxable year is generally treated as a resident for U.S. income tax purposes; in that case, he or she would be subject to U.S. income tax on his or her worldwide income at the, graduated rates applicable to U.S. citizens, rather than the 30% U.S. tax. In the case of a non-U.S. shareholder who is a nonresident alien individual, the Funds may be required to withhold U.S. income tax from distributions of net capital gain unless the non-U.S. shareholder certifies his or her non-U.S. status under penalties of perjury or otherwise establishes an exemption. If a non-U.S. shareholder is a nonresident alien individual, any gain such shareholder realizes upon the sale or exchange of such shareholder's shares of the Funds in the United States will ordinarily be exempt from U.S. tax unless the gain is U.S. source income and such shareholder is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements.

       In the case of dividends with respect to taxable years of a Fund beginning prior to 2014, distributions from the Fund that are properly reported by the Fund as an interest-related dividend attributable to certain interest income received by the Fund or as a short-term capital gain dividend attributable to certain net short-term capital gain income received by the Fund may not be subject to U.S. federal income taxes, including withholding taxes when received by certain non-U.S. investors, provided that the Fund makes certain elections and certain other conditions are met. In addition, capital gains distributions attributable to gains from U.S. real property interests (including certain U.S. real property holding corporations) will generally be subject to United States withholding tax and will give rise to an obligation on the part of the foreign shareholder to file a United States tax return.

      Income Effectively Connected. If the income from a Fund is "effectively connected" with a U.S. trade or business carried on by a non-U.S. shareholder, then distributions of investment company taxable income and capital gain dividends, any amounts retained by a Fund which are properly reported by a Fund as undistributed capital gains and any gains realized upon the sale or exchange of shares of the Funds will be subject to U.S. income tax at the graduated rates applicable to U.S. citizens, residents and domestic corporations. Non-U.S. corporate shareholders may also be subject to the branch profits tax imposed by the Code. The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described herein. Non-U.S. shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Funds.

OTHER TAXATION

      Fund shareholders may be subject to state, local and foreign taxes on their Fund distributions. Shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Funds.

                        DETERMINATION OF NET ASSET VALUE

      The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Net Asset Value."

      The per share net asset value of a Fund is determined by dividing the total value of the securities and other assets, less liabilities, by the total number of shares outstanding. Under normal circumstances, daily calculation of the net asset value will utilize the last closing price of each security held by the Fund at the close of the market on which such security is principally listed. In determining net asset value, portfolio securities for a Fund for which accurate market quotations are readily available will be valued by the Fund's accounting agent as follows:

             (1) Common stocks and other equity securities listed on any national or foreign exchange other than NASDAQ(R) and the London Stock Exchange Alternative Investment Market ("AIM") will be valued at the last sale price on the business day as of which such value is being determined. Securities listed on NASDAQ(R) or AIM are valued at the official closing price on the business day as of which such value is being determined. Portfolio securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities.

             (2) Securities traded in the OTC market are valued at the mean of the most recent bid and the asked price, if available, and otherwise at their closing bid price.

             (3) Exchange-traded options and Futures Contracts are valued at the closing price in the market where such contracts are principally traded. OTC options and Futures Contracts are valued at the mean of the most recent bid and asked prices, if available, and otherwise at their closing bid price.

             (4) Forward foreign currency contracts are valued at the current day's interpolated foreign exchange rate, as calculated using the current day's spot rate, and the thirty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent pricing service or by certain independent dealers in such contracts.

      In addition, the following types of securities will be valued as follows:

             (1) Fixed-income securities with a remaining maturity of 60 days or more will be valued by the fund accounting agent using a pricing service. When price quotes are not available, fair value is based on prices of comparable securities.

             (2) Fixed-income securities maturing within 60 days are valued by the Fund accounting agent on an amortized cost basis.

             (3) Repurchase agreements will be valued as follows. Overnight repurchase agreements will be valued at cost. Term repurchase agreements (i.e., those whose maturity exceeds seven days) will be valued by First

      Trust at the average of the bid quotations obtained daily from at least two recognized dealers.

      The value of any portfolio security held by a Fund for which market quotations are not readily available will be determined by First Trust in a manner that most fairly reflects fair market value of the security on the valuation date, based on a consideration of all available information.

      Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include but are not limited to, restricted securities (securities which may not be publicly sold without registration under the 1933 Act) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of Fund net asset value (as may be the case in foreign markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of an issue of securities would appear to be the amount that the owner might reasonably expect to receive for them upon their current sale. A variety of factors may be considered in determining the fair value of such securities.

      Valuing the Funds' investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Funds' net asset value and the prices used by the Index, which, in turn, could result in a difference between a Fund's performance and the performance of the Index.

      Because foreign markets may be open on different days than the days during which a shareholder may purchase the shares of a Fund, the value of a Fund's investments may change on the days when shareholders are not able to purchase the shares of a Fund.

      The value of assets denominated in foreign currencies is converted into U.S. dollars using exchange rates in effect at the time of valuation. Any use of a different rate from the rates used by the Index may adversely affect a Fund's ability to track its respective Index.

      A Fund may suspend the right of redemption for the Fund only under the following unusual circumstances: (i) when the NYSE is closed (other than weekends and holidays) or trading is restricted; (ii) when trading in the markets normally utilized is restricted, or when an emergency exists as determined by the SEC so that disposal of a Fund's investments or determination of its net assets is not reasonably practicable; or (iii) during any period when the SEC may permit.

                          DIVIDENDS AND DISTRIBUTIONS

      The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Dividends, Distributions and Taxes."

      General Policies. Dividends from net investment income of the Funds, if any, are declared and paid quarterly. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a regulated investment company or to avoid imposition of income or excise taxes on undistributed income.

      Dividends and other distributions of Fund shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Funds.

      Dividend Reinvestment Service. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Funds for reinvestment of their dividend distributions. Beneficial Owners should contact their brokers in order to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of each Fund purchased in the secondary market.

                           MISCELLANEOUS INFORMATION

      Counsel. Chapman and Cutler LLP, 111 West Monroe Street, Chicago, Illinois 60603, is counsel to the Trust.

      Independent Registered Public Accounting Firm. Deloitte & Touche LLP, 111 South Wacker Drive, Chicago, Illinois 60606, serves as the Funds' independent registered public accounting firm. The firm audits each Fund's financial statements and performs other related audit services.

                              FINANCIAL STATEMENTS

       The audited financial statements and notes thereto for the Funds, contained in the Annual Report to Shareholders dated December 31, 2013, are incorporated by reference into this Statement of Additional Information and have been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose reports also appear in the Annual Report and are also incorporated by reference herein. No other parts of the Annual Report are incorporated by reference herein. The Annual Report is available without charge by calling (800) 621-1675 or by visiting the SEC's website at http://www.sec.gov.

                                                  APPENDIX A
                                                                                                           PERCENTAGE OF
                                                                                                           RECORD
FUND                                     NAME AND ADDRESS OF OWNER                                         OWNERSHIP
First Trust Asia Pacific Ex-Japan        First Clearing L.L.C.                                              65.31%
AlphaDEX(R) Fund                         Morgan Stanley Smith Barney LLC                                     8.62%
                                         Seibu Giken America, Inc.                                           6.74%

First Trust Australia AlphaDEX(R)        Fund Merrill Lynch, Pierce, Fenner & Smith Inc.                    53.65%
                                         Raymond James & Associates, Inc.                                   10.27%
                                         RBC                                                                12.84%

First Trust Brazil AlphaDEX(R) Fund      Ameriprise Enterprise Investment Services                           5.11%
                                         Merrill Lynch, Pierce, Fenner & Smith Inc.                         13.62%
                                         Morgan Stanley Smith Barney LLC                                    13.39%
                                         Pershing, L.L.C.                                                    8.97%
                                         RBC                                                                16.30%
                                         TD Ameritrade Clearing Inc.                                         6.96%

First Trust Canada AlphaDEX(R) Fund      First Clearing L.L.C.                                              64.19%
                                         Morgan Stanley Smith Barney LLC                                    12.07%

First Trust China AlphaDEX(R) Fund       First Clearing L.L.C.                                               7.63%
                                         Knight Capital Group, Inc.                                          8.56%
                                         Morgan Stanley Smith Barney LLC                                    19.70%
                                         National Financial Services Corporation                             7.88%
                                         Raymond James & Associates, Inc.                                   12.43%
                                         Stifel NicolausS & Company, Inc.                                    5.11%
                                         TD Ameritrade Clearing Inc.                                         5.31%

First Trust Developed Markets Ex-US      Ameriprise Enterprise Investment Services                           7.56%
AlphaDEX(R) Fund                         First Clearing L.L.C.                                              22.74%
                                         Morgan Stanley Smith Barney LLC                                    19.82%
                                         Pershing, L.L.C.                                                    5.26%
                                         Raymond James & Associates, Inc.                                    6.45%
                                         UBS Financial Services Inc.                                        10.77%

First Trust Developed Markets ex-US      Ameriprise Enterprise Investment Services                           9.56%
Small Cap AlphaDEX(R) Fund               Merrill Lynch, Pierce, Fenner & Smith Inc.                         17.18%
                                         Merrill Lynch Sfkpg                                                 6.67%
                                         Morgan Stanley Smith Barney LLC                                    15.53%
                                         Pershing, L.L.C.                                                   12.97%
                                         RBC                                                                12.23%
                                         Stifel NicolausS & Company, Inc.                                    6.31%


                                      A-1
      -


                                                                                                           PERCENTAGE OF
                                                                                                           RECORD
FUND                                     NAME AND ADDRESS OF OWNER                                         OWNERSHIP

First Trust Emerging Markets AlphaDEX(R) First Clearing L.L.C.                                              56.66%
Fund                                     Morgan Stanley Smith Barney LLC                                     9.87%

First Trust Emerging Markets Small Cap   First Clearing L.L.C.                                               7.83%
AlphaDEX(R) Fund                         Morgan Stanley Smith Barney LLC                                    38.01%
                                         National Financial Services Corporation                             9.71%
                                         Raymond James & Associates, Inc.                                    6.43%
                                         RBC                                                                 9.15%
                                         TD Ameritrade Clearing Inc.                                         6.25%

First Trust Europe AlphaDEX(R) Fund      First Clearing L.L.C.                                              36.98%
                                         Merrill Lynch Sfkpg                                                 5.09%
                                         Morgan Stanley Smith Barney LLC                                    22.02%
                                         Raymond James & Associates, Inc.                                    5.25%
                                         UBS Financial Services Inc.                                         8.60%

First Trust Germany AlphaDEX(R) Fund     First Clearing L.L.C.                                               6.42%
                                         Merrill Lynch, Pierce, Fenner & Smith Inc.                          5.19%
                                         Morgan Stanley Smith Barney LLC                                    41.29%


                                      A-2


                                                                                                           PERCENTAGE OF
                                                                                                           RECORD
FUND                                     NAME AND ADDRESS OF OWNER                                         OWNERSHIP

                                         National Financial Services Corporation                             8.13%
                                         Raymond James & Associates, Inc.                                    9.65%
                                         TD Ameritrade Clearing Inc.                                         6.76%

First Trust Hong Kong AlphaDEX(R)        Merrill Lynch, Pierce, Fenner & Smith Inc.                         39.54%
Fund                                     Morgan Stanley Smith Barney LLC                                    46.51%

First Trust Japan AlphaDEX(R) Fund       First Clearing L.L.C.                                              63.47%
                                         Morgan Stanley Smith Barney LLC                                    12.67%

First Trust Latin America AlphaDEX(R)    Huntington Bank                                                     6.72%
Fund                                     Merrill Lynch, Pierce, Fenner & Smith Inc.                         22.33%
                                         Morgan Stanley Smith Barney LLC                                    37.85%
                                         RBC                                                                 6.93%

First Trust South Korea AlphaDEX(R)      Brown Brothers Harriman & Co.                                       6.91%
Fund                                     Schwab (Charles) & Co., Inc.                                        5.85%
                                         Goldman, Sachs & Co.                                                7.95%
                                         Merrill Lynch, Pierce, Fenner & Smith Inc.                         29.05%
                                         Morgan Stanley Smith Barney LLC                                     6.00%
                                         Raymond James & Associates, Inc.                                    7.14%
                                         RBC                                                                 7.24%
                                         TD Ameritrade Clearing Inc.                                         6.51%

First Trust Switzerland AlphaDEX(R)      Merrill Lynch, Pierce, Fenner & Smith Inc.                          8.45%
Fund                                     Morgan Stanley Smith Barney LLC                                    45.71%
                                         National Financial Services Corporation                            14.60%
                                         Raymond James & Associates, Inc.                                    7.53%

First Trust Taiwan AlphaDEX(R) Fund      Merrill Lynch, Pierce, Fenner & Smith Inc                        . 76.47%
                                         RBC                                                                 9.87%

First Trust United Kingdom AlphaDEX(R)   JP Morgan Clearing                                                  5.54%
Fund                                     Morgan Stanley Smith Barney LLC                                    34.76%
                                         National Financial Services Corporation                            21.14%
                                         Raymond James & Associates, Inc.                                    7.49%
                                         RBC                                                                 5.16%

----------------------------
Ameriprise Enterprise Investment Services, P.O. Box 9446, Minneapolis, MN 55440-9446
Baird (Robert W. ) & Co., Incorporated, 777 East Wisconsin Avenue, Milwaukee, WI 53202
Brown Brothers Harriman & Co., 525 Washington Tower Newport Tower, Jersey City, New Jersey 07310
Deutsche Bank Securities Inc., 222 S Riverside Plaza, Chicago, Illinois 60606
Fifth Third Bank (The), 38 Fountain Square Plaza Cincinnati, Cincinnati, Ohio, 45263
First Clearing L.L.C., 10700 Wheat First Drive, Glen Allen, VA 23060


                                      A-3


Goldman, Sachs & Co., 30 Hudson St, Jersey City, NJ 07302
Huntington Bank, 7 Easton Oval, Columbus, Ohio 43219
Janney Montgomery Scott, 30 S Wacker Dr, Chicago, IL 60606
JP Morgan Clearing Corp., 277 Park Avenue, New York, NY 10172
Knight Capital Group, Inc., 545 Washington Boulevard Jersey City, NJ 07310
LPL Financial Corp., 180 Maiden Lane, New York, NY 10038
Merrill Lynch, Pierce, Fenner & Smith Inc., World Financial Center, North Tower, New York, NY 10080
Merrill Lynch Sfkpg, 101 Hudson St., 9th Floor, Jersey City, NJ 07302
Morgan Stanley Smith Barney LLC, 1585 Broadway, New York, NY 10036
National Financial Services Corporation, 200 Liberty Street, New York City, NY 10281
Pershing,  L.L.C., 1 Pershing Plaza, Jersey City, NJ 07399
Raymond James & Associates, Inc., 880 Carilion Parkway, PO Box 12479, St. Petersburg, FL 33716
RBC, 200 Bay Street, Royal Bank Plaza, Toronto, ON, CA, M5J 2J5
Schwab (Charles) & Co., Inc., 211 Main Street, San Francisco, CA 94105
Seibu Giken America, Inc., 220 North Park Road Building 6, 2nd Floor, Wyomissing, PA 19610
Stifel Nicolaus & Company, Inc. 501 N. Broadway Street, St. Louis, MO 68102 TD
Ameritrade Clearing Inc., 1005 Ameritrade Place, Bellevue, Nebraska 68005 UBS
Financial Services Inc., 1000 Harbor Boulevard, Weehawken, NJ 07086

                                   APPENDIX B




                                      ISS
                                 -------------
                                 An MSCI Brand


                 Transparency. Inclusiveness. Global Expertise.



                   2014 U.S. Proxy Voting Concise Guidelines



                               December 19, 2013








                    Institutional Shareholder Services Inc.



                           Copyright (C) 2013 by ISS

                 ISS' 2014 U.S. Proxy Voting Concise Guidelines

    The policies contained herein are a sampling of select, key proxy voting guidelines and are not exhaustive. A full listing of ISS' 2014 proxy voting guidelines can be found at:
          http://www.issgovernance.com/policy/2014/policy_information

ROUTINE/MISCELLANEOUS

Auditor Ratification

Vote for proposals to ratify auditors unless any of the following apply:

      o An auditor has a financial interest in or association with the company, and is therefore not independent;

      o There is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company's financial position;

      o Poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of GAAP, or material weaknesses identified in Section 404 disclosures; or

      o   Fees for non-audit services ("Other" fees) are excessive.

Non-audit fees are excessive if:

      o Non-audit ("other") fees > audit fees + audit-related fees + tax compliance/preparation fees

                                   o o o o o

BOARD OF DIRECTORS:

Voting on Director Nominees in Uncontested Elections

Four fundamental principles apply when determining votes on director nominees:

      1.  Accountability

      2.  Responsiveness

      3.  Composition

      4.  Independence

Generally vote for director nominees, except under the following circumstances:

1.    Accountability

Vote against(1) or withhold from the entire board of directors (except new nominees(2), who should be considered case-by-case) for the following:

Problematic Takeover Defenses

      Classified Board Structure:

      1.1. The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a withhold/against vote recommendation is not up for election. All appropriate nominees (except new) may be held accountable.

      Director Performance Evaluation:

      1.2. The board lacks accountability and oversight, coupled with sustained poor performance relative to peers. Sustained poor performance is measured by one- and three-year total shareholder returns in the bottom half of a company's four-digit GICS industry group (Russell 3000 companies only). Take into consideration the company's five-year total shareholder return and operational metrics. Problematic provisions include but are not limited to:

              o   A classified board structure;

              o   A supermajority vote requirement;

              o Either a plurality vote standard in uncontested director elections or a majority vote standard with no plurality carve-out for contested elections;

              o   The inability of shareholders to call special meetings;

              o   The inability of shareholders to act by written consent;

              o   A dual-class capital structure; and/or

              o   A non-shareholder-approved poison pill.

      Poison Pills:

      1.3. The company's poison pill has a "dead-hand" or "modified dead-hand" feature. Vote against or withhold from nominees every year until this feature is removed;

      1.4. The board adopts a poison pill with a term of more than 12 months ("long-term pill"), or renews any existing pill, including any "short-term" pill (12 months or less), without shareholder approval. A commitment or policy that puts a newly adopted pill to a binding shareholder vote may potentially offset an adverse vote


--------
1 In general, companies with a plurality vote standard use "Withhold" as the contrary vote option in director elections; companies with a majority vote standard use "Against". However, it will vary by company and the proxy must be checked to determine the valid contrary vote option for the particular company.

2 A "new nominee" is any current nominee who has not already been elected by shareholders and who joined the board after the problematic action in question transpired. If ISS cannot determine whether the nominee joined the board before or after the problematic action transpired, the nominee will be considered a "new nominee" if he or she joined the board within the 12 months prior to the upcoming shareholder meeting.

            recommendation. Review such companies with classified boards every year, and such companies with annually elected boards at least once every three years, and vote against or withhold votes from all nominees if the company still maintains a non-shareholder-approved poison pill; or

      1.5. The board makes a material adverse change to an existing poison pill without shareholder approval.

Vote case-by-case on all nominees if:

      1.6. The board adopts a poison pill with a term of 12 months or less ("short-term pill") without shareholder approval, taking into account the following factors:

              o The date of the pill's adoption relative to the date of the next meeting of shareholders--i.e., whether the company had time to put the pill on ballot for shareholder ratification given the circumstances;

              o   The issuer's rationale;

              o   The issuer's governance structure and practices; and

              o   The issuer's track record of accountability to shareholders.

Problematic Audit-Related Practices

Generally vote against or withhold from the members of the Audit Committee if:

      1.7. The non-audit fees paid to the auditor are excessive (see discussion under "Auditor Ratification");

      1.8. The company receives an adverse opinion on the company's financial statements from its auditor; or

      1.9. There is persuasive evidence that the Audit Committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

Vote case-by-case on members of the Audit Committee, and potentially the full board, if:

      1.10. Poor accounting practices are identified that rise to a level of serious concern, such as: fraud, misapplication of GAA; and material weaknesses identified in Section 404 disclosures. Examine the severity, breadth, chronological sequence, and duration, as well as the company's efforts at remediation or corrective actions, in determining whether withhold/against votes are warranted.

Problematic Compensation Practices/Pay for Performance Misalignment

In the absence of an Advisory Vote on Executive Compensation ballot item or in egregious situations, vote against or withhold from the members of the Compensation Committee, and potentially the full board, if:

      1.11. There is a significant misalignment between CEO pay and company performance (pay for performance);

      1.12. The company maintains significant problematic pay practices;

      1.13. The board exhibits a significant level of poor communication and responsiveness to shareholders;

      1.14. The company fails to submit one-time transfers of stock options to a shareholder vote; or

      1.15. The company fails to fulfill the terms of a burn rate commitment made to shareholders.

Vote case-by-case on Compensation Committee members (or, in exceptional cases, the full board) and the Management Say-on-Pay proposal if:

      1.16. The company's previous say-on-pay proposal received the support of less than 70 percent of votes cast, taking into account:

              o   The company's response, including:

                  - Disclosure of engagement efforts with major institutional investors regarding the issues that contributed to the low level of support;

                  - Specific actions taken to address the issues that contributed to the low level of support;

                  -   Other recent compensation actions taken by the company;

              o   Whether the issues raised are recurring or isolated;

              o   The company's ownership structure; and

              o Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.

Governance Failures

Under extraordinary circumstances, vote against or withhold from directors individually, committee members, or the entire board, due to:

      1.17. Material failures of governance, stewardship, risk oversight(3), or fiduciary responsibilities at the company;

      1.18. Failure to replace management as appropriate; or

      1.19. Egregious actions related to a director's service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.


--------
3 Examples of failure of risk oversight include, but are not limited to: bribery; large or serial fines or sanctions from regulatory bodies; significant adverse legal judgments or settlements; hedging of company stock; or significant pledging of company stock.

2. Responsiveness

Vote case-by-case on individual directors, committee members, or the entire board of directors, as appropriate, if:

      2.1. The board failed to act on a shareholder proposal that received the support of a majority of the shares cast in the previous year. Factors that will be considered are:

              o Disclosed outreach efforts by the board to shareholders in the wake of the vote;

              o Rationale provided in the proxy statement for the level of implementation;

              o   The subject matter of the proposal;

              o The level of support for and opposition to the resolution in past meetings;

              o Actions taken by the board in response to the majority vote and its engagement with shareholders;

              o The continuation of the underlying issue as a voting item on the ballot (as either shareholder or management proposals); and

              o   Other factors as appropriate.

      2.2. The board failed to act on takeover offers where the majority of shares are tendered;

      2.3. At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold/against vote;

      2.4. The board implements an advisory vote on executive compensation on a less frequent basis than the frequency that received the majority of votes cast at the most recent shareholder meeting at which shareholders voted on the say-on-pay frequency; or

      2.5. The board implements an advisory vote on executive compensation on a less frequent basis than the frequency that received a plurality, but not a majority, of the votes cast at the most recent shareholder meeting at which shareholders voted on the say-on-pay frequency, taking into account:

              o The board's rationale for selecting a frequency that is different from the frequency that received a plurality;

              o   The company's ownership structure and vote results;

              o ISS' analysis of whether there are compensation concerns or a history of problematic compensation practices; and

              o The previous year's support level on the company's say-on-pay proposal.

3.    Composition

Attendance at Board and Committee Meetings:

      3.1. Generally vote against or withhold from directors (except new nominees, who should be considered case-by-case(4)) who attend less than 75 percent of the aggregate of their board and committee meetings for the period for which they served, unless an acceptable reason for absences is disclosed in the proxy or another SEC filing. Acceptable reasons for director absences are generally limited to the following:

              o   Medical issues/illness;

              o   Family emergencies; and

              o Missing only one meeting (when the total of all meetings is three or fewer).

      3.2. If the proxy disclosure is unclear and insufficient to determine whether a director attended at least 75 percent of the aggregate of his/her board and committee meetings during his/her period of service, vote against or withhold from the director(s) in question.

Overboarded Directors:

Vote against or withhold from individual directors who:

      3.3.  Sit on more than six public company boards; or

      3.4. Are CEOs of public companies who sit on the boards of more than two public companies besides their own--withhold only at their outside boards(5).


4. Independence

Vote against or withhold from Inside Directors and Affiliated Outside Directors when:

      4.1. The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;

      4.2. The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;

      4.3. The company lacks a formal nominating committee, even if the board attests that the independent directors fulfill the functions of such a committee; or

      4.4.  Independent directors make up less than a majority of the directors.

                                   o o o o o

--------
4 For new nominees only, schedule conflicts due to commitments made prior to their appointment to the board are considered if disclosed in the proxy or another SEC filing.

5 Although all of a CEO's subsidiary boards will be counted as separate boards, ISS will not recommend a withhold vote from the CEO of a parent company board or any of the controlled (>50 percent ownership) subsidiaries of that parent, but will do so at subsidiaries that are less than 50 percent controlled and boards outside the parent/subsidiary relationships.

Proxy Access

ISS supports proxy access as an important shareholder right, one that is complementary to other best-practice corporate governance features. However, in the absence of a uniform standard, proposals to enact proxy access may vary widely; as such, ISS is not setting forth specific parameters at this time and will take a case-by-case approach in evaluating these proposals.

Vote case-by-case on proposals to enact proxy access, taking into account, among other factors:

              o   Company-specific factors; and

              o   Proposal-specific factors, including:

                  - The ownership thresholds proposed in the resolution (i.e., percentage and duration);

                  - The maximum proportion of directors that shareholders may nominate each year; and

                  - The method of determining which nominations should appear on the ballot if multiple shareholders submit nominations.

                                   o o o o o

Proxy Contests--Voting for Director Nominees in Contested Elections

Vote case-by-case on the election of directors in contested elections, considering the following factors:

      o Long-term financial performance of the target company relative to its industry;

      o   Management's track record;

      o   Background to the proxy contest;

      o   Qualifications of director nominees (both slates);

      o Strategic plan of dissident slate and quality of critique against management;

      o Likelihood that the proposed goals and objectives can be achieved (both slates);

      o   Stock ownership positions.

When the addition of shareholder nominees to the management card ("proxy access nominees") results in a number of nominees on the management card which exceeds the number of seats available for election, vote case-by-case considering the same factors listed above.

                                   o o o o o

SHAREHOLDER RIGHTS & DEFENSES

Poison Pills- Management Proposals to Ratify Poison Pill

Vote case-by-case on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:

      o     No lower than a 20% trigger, flip-in or flip-over;

      o     A term of no more than three years;

      o No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;

      o Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, 10 percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.

In addition, the rationale for adopting the pill should be thoroughly explained by the company. In examining the request for the pill, take into consideration the company's existing governance structure, including: board independence, existing takeover defenses, and any problematic governance concerns.

                                   o o o o o

Poison Pills- Management Proposals to Ratify a Pill to Preserve Net Operating Losses (NOLs)

Vote against proposals to adopt a poison pill for the stated purpose of protecting a company's net operating losses (NOL) if the term of the pill would exceed the shorter of three years and the exhaustion of the NOL.

Vote case-by-case on management proposals for poison pill ratification, considering the following factors, if the term of the pill would be the shorter of three years (or less) and the exhaustion of the NOL:

      o The ownership threshold to transfer (NOL pills generally have a trigger slightly below 5 percent);

      o   The value of the NOLs;

      o Shareholder protection mechanisms (sunset provision, or commitment to cause expiration of the pill upon exhaustion or expiration of NOLs);

      o The company's existing governance structure including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns; and

      o   Any other factors that may be applicable.

                                   o o o o o

Shareholder Ability to Act by Written Consent

Generally vote against management and shareholder proposals to restrict or prohibit shareholders' ability to act by written consent.

Generally vote for management and shareholder proposals that provide shareholders with the ability to act by written consent, taking into account the following factors:

      o   Shareholders' current right to act by written consent;

      o   The consent threshold;

      o   The inclusion of exclusionary or prohibitive language;

      o   Investor ownership structure; and

      o Shareholder support of, and management's response to, previous shareholder proposals.

Vote case-by-case on shareholder proposals if, in addition to the considerations above, the company has the following governance and antitakeover provisions:

      o An unfettered(6) right for shareholders to call special meetings at a 10 percent threshold;

      o   A majority vote standard in uncontested director elections;

      o   No non-shareholder-approved pill; and

      o   An annually elected board.

                                   o o o o o

CAPITAL/RESTRUCTURING

Common Stock Authorization

Vote for proposals to increase the number of authorized common shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.

Vote against proposals at companies with more than one class of common stock to increase the number of authorized shares of the class of common stock that has superior voting rights.

Vote against proposals to increase the number of authorized common shares if a vote for a reverse stock split on the same ballot is warranted despite the fact that the authorized shares would not be reduced proportionally.

Vote case-by-case on all other proposals to increase the number of shares of common stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:

      o   Past Board Performance:

          -   The company's use of authorized shares during the last three years

      o   The Current Request:

          - Disclosure in the proxy statement of the specific purposes of the proposed increase;

          - Disclosure in the proxy statement of specific and severe risks to shareholders of not approving the request; and


--------
6 "Unfettered" means no restrictions on agenda items, no restrictions on the number of shareholders who can group together to reach the 10 percent threshold, and only reasonable limits on when a meeting can be called: no greater than 30 days after the last annual meeting and no greater than 90 prior to the next annual meeting.

          - The dilutive impact of the request as determined by an allowable increase calculated by ISS (typically 100 percent of existing authorized shares) that reflects the company's need for shares and total shareholder returns.

                                   o o o o o

Dual Class Structure

Generally vote against proposals to create a new class of common stock, unless:

      o The company discloses a compelling rationale for the dual-class capital structure, such as:

      o The company's auditor has concluded that there is substantial doubt about the company's ability to continue as a going concern; or

      o   The new class of shares will be transitory;

      o The new class is intended for financing purposes with minimal or no dilution to current shareholders in both the short term and long term; and

      o The new class is not designed to preserve or increase the voting power of an insider or significant shareholder.

                                   o o o o o

Preferred Stock Authorization

Vote for proposals to increase the number of authorized preferred shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.

Vote against proposals at companies with more than one class or series of preferred stock to increase the number of authorized shares of the class or series of preferred stock that has superior voting rights.

Vote case-by-case on all other proposals to increase the number of shares of preferred stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:

      o   Past Board Performance:

          - The company's use of authorized preferred shares during the last three years;

      o   The Current Request:

          - Disclosure in the proxy statement of the specific purposes for the proposed increase;

          - Disclosure in the proxy statement of specific and severe risks to shareholders of not approving the request;

          - In cases where the company has existing authorized preferred stock, the dilutive impact of the request as determined by an allowable increase calculated by ISS (typically 100 percent of existing authorized shares) that reflects the company's need for shares and total shareholder returns; and

          - Whether the shares requested are blank check preferred shares that can be used for antitakeover purposes.

                                   o o o o o

Mergers and Acquisitions

Vote case-by-case on mergers and acquisitions. Review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

      o Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.

      o Market reaction - How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.

      o Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

      o Negotiations and process - Were the terms of the transaction negotiated at arm's-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation "wins" can also signify the deal makers' competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.

      o Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger. The CIC figure presented in the "ISS Transaction Summary" section of this report is an aggregate figure that can in certain cases be a misleading indicator of the true value transfer from shareholders to insiders. Where such figure appears to be excessive, analyze the underlying assumptions to determine whether a potential conflict exists.

      o Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

                                   o o o o o

COMPENSATION

Executive Pay Evaluation

Underlying all evaluations are five global principles that most investors expect corporations to adhere to in designing and administering executive and director compensation programs:

      1. Maintain appropriate pay-for-performance alignment, with emphasis on long-term shareholder value: This principle encompasses overall executive pay practices, which must be designed to attract, retain, and appropriately motivate the key employees who drive shareholder value creation over the long term. It will take into consideration, among other factors, the link between pay and performance; the mix between fixed and variable pay; performance goals; and equity-based plan costs;

      2. Avoid arrangements that risk "pay for failure": This principle addresses the appropriateness of long or indefinite contracts, excessive severance packages, and guaranteed compensation;

      3. Maintain an independent and effective compensation committee: This principle promotes oversight of executive pay programs by directors with appropriate skills, knowledge, experience, and a sound process for compensation decision-making (e.g., including access to independent expertise and advice when needed);

      4. Provide shareholders with clear, comprehensive compensation disclosures: This principle underscores the importance of informative and timely disclosures that enable shareholders to evaluate executive pay practices fully and fairly;

      5. Avoid inappropriate pay to non-executive directors: This principle recognizes the interests of shareholders in ensuring that compensation to outside directors does not compromise their independence and ability to make appropriate judgments in overseeing managers' pay and performance. At the market level, it may incorporate a variety of generally accepted best practices.

Advisory Votes on Executive Compensation--Management Proposals (Management Say-on-Pay)

Vote case-by-case on ballot items related to executive pay and practices, as well as certain aspects of outside director compensation.

Vote against Advisory Votes on Executive Compensation (Management
Say-on-Pay--MSOP) if:

      o There is a significant misalignment between CEO pay and company performance (pay for performance);

      o   The company maintains significant problematic pay practices;

      o The board exhibits a significant level of poor communication and responsiveness to shareholders.

Vote against or withhold from the members of the Compensation Committee and potentially the full board if:

      o There is no MSOP on the ballot, and an against vote on an MSOP is warranted due to a pay for performance misalignment, problematic pay practices, or the lack of adequate responsiveness on compensation issues raised previously, or a combination thereof;

      o The board fails to respond adequately to a previous MSOP proposal that received less than 70 percent support of votes cast;

      o The company has recently practiced or approved problematic pay practices, including option repricing or option backdating; or

      o   The situation is egregious.


Vote against an equity plan on the ballot if:

      o A pay for performance misalignment is found, and a significant portion of the CEO's misaligned pay is attributed to non-performance-based equity awards, taking into consideration:

          -   Magnitude of pay misalignment;

          - Contribution of non-performance-based equity grants to overall pay; and

          - the proportion of equity awards granted in the last three fiscal years concentrated at the named executive officer (NEO) level.

Primary Evaluation Factors for Executive Pay

Pay-for-Performance Evaluation

ISS annually conducts a pay-for-performance analysis to identify strong or satisfactory alignment between pay and performance over a sustained period. With respect to companies in the Russell 3000 index, this analysis considers the following:

      1.    Peer Group(7) Alignment:

              o The degree of alignment between the company's annualized TSR rank and the CEO's annualized total pay rank within a peer group, each measured over a three-year period.

              o The multiple of the CEO's total pay relative to the peer group median.

      2. Absolute Alignment - the absolute alignment between the trend in CEO pay and company TSR over the prior five fiscal years - i.e., the difference between the trend in annual pay changes and the trend in annualized TSR during the period.

--------
7 The revised peer group is generally comprised of 14-24 companies that are selected using market cap, revenue (or assets for certain financial firms), GICS industry group and company's selected peers' GICS industry group with size constraints, via a process designed to select peers that are closest to the subject company in terms of revenue/assets and industry and also within a market cap bucket that is reflective of the company's.

If the above analysis demonstrates significant unsatisfactory long-term pay-for-performance alignment or, in the case of non-Russell 3000 index companies, misaligned pay and performance are otherwise suggested, our analysis may include any of the following qualitative factors, if they are relevant to the analysis to determine how various pay elements may work to encourage or to undermine long-term value creation and alignment with shareholder interests:

      o   The ratio of performance- to time-based equity awards;

      o   The overall ratio of performance-based compensation;

      o   The completeness of disclosure and rigor of performance goals;

      o   The company's peer group benchmarking practices;

      o Actual results of financial/operational metrics, such as growth in revenue, profit, cash flow, etc., both absolute and relative to peers;

      o Special circumstances related to, for example, a new CEO in the prior FY or anomalous equity grant practices (e.g., bi-annual awards);

      o   Realizable pay(8) compared to grant pay; and

      o   Any other factors deemed relevant.


Problematic Pay Practices

The focus is on executive compensation practices that contravene the global pay principles, including:

      o Problematic practices related to non-performance-based compensation elements;

      o   Incentives that may motivate excessive risk-taking; and

      o   Options Backdating.

Problematic Pay Practices related to Non-Performance-Based Compensation Elements

Pay elements that are not directly based on performance are generally evaluated case-by-case considering the context of a company's overall pay program and demonstrated pay-for-performance philosophy. Please refer to ISS' Compensation FAQ document for detail on specific pay practices that have been identified as potentially problematic and may lead to negative recommendations if they are deemed to be inappropriate or unjustified relative to executive pay best practices. The list below highlights the problematic practices that carry significant weight in this overall consideration and may result in adverse vote recommendations:

      o Repricing or replacing of underwater stock options/SARS without prior shareholder approval (including cash buyouts and voluntary surrender of underwater options);

      o Excessive perquisites or tax gross-ups, including any gross-up related to a secular trust or restricted stock vesting;

      o   New or extended agreements that provide for:

          - CIC payments exceeding 3 times base salary and average/target/most recent bonus;

--------
8   ISS research reports will include realizable pay for S&P 1500 companies.

          - CIC severance payments without involuntary job loss or substantial diminution of duties ("single" or "modified single" triggers);

          - CIC payments with excise tax gross-ups (including "modified" gross-ups).

Incentives that may Motivate Excessive Risk-Taking

      o   Multi-year guaranteed bonuses;

      o A single or common performance metric used for short- and long-term plans;

      o   Lucrative severance packages;

      o   High pay opportunities relative to industry peers;

      o   Disproportionate supplemental pensions; or

      o Mega annual equity grants that provide unlimited upside with no downside risk.

Factors that potentially mitigate the impact of risky incentives include rigorous claw-back provisions and robust stock ownership/holding guidelines.

Options Backdating

The following factors should be examined case-by-case to allow for distinctions to be made between "sloppy" plan administration versus deliberate action or fraud:

      o Reason and motive for the options backdating issue, such as inadvertent vs. deliberate grant date changes;

      o   Duration of options backdating;

      o   Size of restatement due to options backdating;

      o Corrective actions taken by the board or compensation committee, such as canceling or re-pricing backdated options, the recouping of option gains on backdated grants; and

      o Adoption of a grant policy that prohibits backdating, and creates a fixed grant schedule or window period for equity grants in the future.

Board Communications and Responsiveness

Consider the following factors case-by-case when evaluating ballot items related to executive pay on the board's responsiveness to investor input and engagement on compensation issues:

      o Failure to respond to majority-supported shareholder proposals on executive pay topics; or

      o Failure to adequately respond to the company's previous say-on-pay proposal that received the support of less than 70 percent of votes cast, taking into account:

          -   The company's response, including:

              o Disclosure of engagement efforts with major institutional investors regarding the issues that contributed to the low level of support;

              o Specific actions taken to address the issues that contributed to the low level of support;

              o   Other recent compensation actions taken by the company;

          -   Whether the issues raised are recurring or isolated;

          -   The company's ownership structure; and

          - Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.

                                   o o o o o

Frequency of Advisory Vote on Executive Compensation ("Say When on Pay")

Vote for annual advisory votes on compensation, which provide the most consistent and clear communication channel for shareholder concerns about companies' executive pay programs.

                                   o o o o o

Voting on Golden Parachutes in an Acquisition, Merger, Consolidation, or Proposed Sale

Vote case-by-case on say on Golden Parachute proposals, including consideration of existing change-in-control arrangements maintained with named executive officers rather than focusing primarily on new or extended arrangements.

Features that may result in an against recommendation include one or more of the following, depending on the number, magnitude, and/or timing of issue(s):

      o   Single- or modified-single-trigger cash severance;

      o   Single-trigger acceleration of unvested equity awards;

      o   Excessive cash severance (>3x base salary and bonus);

      o Excise tax gross-ups triggered and payable (as opposed to a provision to provide excise tax gross-ups);

      o Excessive golden parachute payments (on an absolute basis or as a percentage of transaction equity value); or

      o Recent amendments that incorporate any problematic features (such as those above) or recent actions (such as extraordinary equity grants) that may make packages so attractive as to influence merger agreements that may not be in the best interests of shareholders; or

      o The company's assertion that a proposed transaction is conditioned on shareholder approval of the golden parachute advisory vote.

Recent amendment(s) that incorporate problematic features will tend to carry more weight on the overall analysis. However, the presence of multiple legacy problematic features will also be closely scrutinized.

In cases where the golden parachute vote is incorporated into a company's advisory vote on compensation (management say-on-pay), ISS will evaluate the say-on-pay proposal in accordance with these guidelines, which may give higher weight to that component of the overall evaluation.

                                   o o o o o

Equity-Based and Other Incentive Plans

Vote case-by-case on equity-based compensation plans. Vote against the equity plan if any of the following factors apply:

      o   The total cost of the company's equity plans is unreasonable;

      o   The plan expressly permits repricing;

      o   A pay-for-performance misalignment is found;

      o The company's three year burn rate exceeds the burn rate cap of its industry group;

      o   The plan has a liberal change-of-control definition; or

      o   The plan is a vehicle for problematic pay practices.

SOCIAL/ENVIRONMENTAL ISSUES

Global Approach

Issues covered under the policy include a wide range of topics, including consumer and product safety, environment and energy, labor standards and human rights, workplace and board diversity, and corporate political issues. While a variety of factors goes into each analysis, the overall principle guiding all vote recommendations focuses on how the proposal may enhance or protect shareholder value in either the short or long term.

Generally vote case-by-case, taking into consideration whether implementation of the proposal is likely to enhance or protect shareholder value, and, in addition, the following will also be considered:

      o If the issues presented in the proposal are more appropriately or effectively dealt with through legislation or government regulation;

      o If the company has already responded in an appropriate and sufficient manner to the issue(s) raised in the proposal;

      o Whether the proposal's request is unduly burdensome (scope or timeframe) or overly prescriptive;

      o The company's approach compared with any industry standard practices for addressing the issue(s) raised by the proposal;

      o If the proposal requests increased disclosure or greater transparency, whether or not reasonable and sufficient information is currently available to shareholders from the company or from other publicly available sources; and

      o If the proposal requests increased disclosure or greater transparency, whether or not implementation would reveal proprietary or confidential information that could place the company at a competitive disadvantage.

                                   o o o o o

Political Activities

Lobbying

Vote case-by-case on proposals requesting information on a company's lobbying (including direct, indirect, and grassroots lobbying) activities, policies, or procedures, considering:

      o The company's current disclosure of relevant lobbying policies, and management and board oversight;

      o The company's disclosure regarding trade associations or other groups that it supports, or is a member of, that engage in lobbying activities; and

      o Recent significant controversies, fines, or litigation regarding the company's lobbying-related activities.

                                   o o o o o

Political Contributions

Generally vote for proposals requesting greater disclosure of a company's political contributions and trade association spending policies and activities, considering:

      o The company's current disclosure of policies and oversight mechanisms related to its direct political contributions and payments to trade associations or other groups that may be used for political purposes, including information on the types of organizations supported and the business rationale for supporting these organizations; and

      o Recent significant controversies, fines, or litigation related to the company's political contributions or political activities.

Vote against proposals barring a company from making political contributions. Businesses are affected by legislation at the federal, state, and local level; barring political contributions can put the company at a competitive disadvantage.

Vote against proposals to publish in newspapers and other media a company's political contributions. Such publications could present significant cost to the company without providing commensurate value to shareholders.

                                   o o o o o

Political Ties

Generally vote against proposals asking a company to affirm political nonpartisanship in the workplace, so long as:

      o There are no recent, significant controversies, fines, or litigation regarding the company's political contributions or trade association spending; and

      o The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and prohibit coercion.

Vote against proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.

                                   o o o o o

8. Foreign Private Issuers Listed on U.S. Exchanges

Vote against (or withhold from) non-independent director nominees at companies which fail to meet the following criteria: a majority-independent board, and the presence of an audit, a compensation, and a nomination committee, each of which is entirely composed of independent directors.

Where the design and disclosure levels of equity compensation plans are comparable to those seen at U.S. companies, U.S. compensation policy will be used to evaluate the compensation plan proposals. Otherwise, they, and all other voting items, will be evaluated using the relevant ISS regional or market proxy voting guidelines.

                                   o o o o o

DISCLOSURE/DISCLAIMER

This document and all of the information contained in it, including without limitation all text, data, graphs, and charts (collectively, the "Information") is the property of Institutional Shareholder Services Inc. (ISS), its subsidiaries, or, in some cases third party suppliers.

The Information has not been submitted to, nor received approval from, the United States Securities and Exchange Commission or any other regulatory body. None of the Information constitutes an offer to sell (or a solicitation of an offer to buy), or a promotion or recommendation of, any security, financial product or other investment vehicle or any trading strategy, and ISS does not endorse, approve, or otherwise express any opinion regarding any issuer, securities, financial products or instruments or trading strategies.

The user of the Information assumes the entire risk of any use it may make or permit to be made of the Information.

ISS MAKES NO EXPRESS OR IMPLIED WARRANTIES OR REPRESENTATIONS WITH RESPECT TO THE INFORMATION AND EXPRESSLY DISCLAIMS ALL IMPLIED WARRANTIES (INCLUDING, WITHOUT LIMITATION, ANY IMPLIED WARRANTIES OF ORIGINALITY, ACCURACY, TIMELINESS,

NON-INFRINGEMENT, COMPLETENESS, MERCHANTABILITY, AND FITNESS for A PARTICULAR PURPOSE) WITH RESPECT TO ANY OF THE INFORMATION.

Without limiting any of the foregoing and to the maximum extent permitted by law, in no event shall ISS have any liability regarding any of the Information for any direct, indirect, special, punitive, consequential (including lost profits), or any other damages even if notified of the possibility of such damages. The foregoing shall not exclude or limit any liability that may not by applicable law be excluded or limited.

                                   o o o o o

                  First Trust Exchange-Traded AlphaDEX Fund II
                           PART C - OTHER INFORMATION


ITEM 28.    EXHIBITS


EXHIBIT NO. DESCRIPTION

      (a) (1) Declaration of Trust of the Registrant and Establishment and Designation of Series Attached Thereto as Schedule A. (1)

            (2) Amended and Restated Establishment and Designation of Series, dated September 19, 2011. (3)

      (b)   By-Laws of the Registrant. (1)

      (c)   Not Applicable.

      (d)   Investment Management Agreement, dated April 8, 2011. (6)

      (e)   Distribution Agreement, dated April 8, 2011. (6)

      (f)   Not Applicable.

      (g) Custodian Agreement between the Registrant and Brown Brothers Harriman & Co., dated April 8, 2011. (6)

      (h) (1) Administrative Agency Agreement between the Registrant and Brown Brothers Harriman & Co., April 8, 2011. (6)

            (2) Form of Subscription Agreement. (2)

            (3) Form of Participant Agreement. (6)

      (i) (1) Opinion and Consent of Bingham McCutchen LLP dated April 7, 2011. (2)

            (2) Opinion and Consent of Chapman and Cutler LLP dated April 7, 2011. (2)

            (3) Opinion and Consent of Bingham McCutchen LLP dated January 25, 2012. (4)

            (4) Opinion and Consent of Chapman and Cutler LLP dated January 25, 2012. (4)

            (5) Opinion and Consent of Bingham McCutchen LLP dated February 6, 2012. (5)

            (6) Opinion and Consent of Chapman and Cutler LLP dated February 6, 2012. (5)

      (j)   Consent of Independent Registered Public Accounting Firm. (7)

      (k)   Not Applicable.

      (l)   Not Applicable.

      (m)   (1) 12b-1 Service Plan. (2)

            (2) Letter Agreement Regarding 12b-1 Service Plan, dated March 16, 2014. (7)

      (n)   Not Applicable.

      (o)   Not Applicable.

      (p) (1) First Trust Advisors L.P., First Trust Portfolios L.P. Code of Ethics, amended on July 1, 2013. (7)

            (2) First Trust Funds Code of Ethics, amended on October 30,
            2013. (7)

      (q) Powers of Attorney for Messrs. Bowen, Erickson, Kadlec and Keith authorizing James A. Bowen, Mark R. Bradley, W. Scott Jardine, Kristi A. Maher and Eric F. Fess to execute the Registration Statement. (1)

-------------------

(1) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-171759) filed on January 19, 2011.

(2) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-171759) filed on April 8, 2011.

(3) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-171759) filed on January 11, 2012.

(4) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-171759) filed on January 25, 2012.

(5) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-171759) filed on February 6, 2012.

(6) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-171759) filed on April 30, 2012.

(7)  Filed herewith.


ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         Not Applicable.


ITEM 30. INDEMNIFICATION

      Section 9.5 of the Registrant's Declaration of Trust provides as follows:

      Section 9.5. Indemnification and Advancement of Expenses. Subject to the exceptions and limitations contained in this Section 9.5, every person who is, or has been, a Trustee, officer, or employee of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person"), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

      No indemnification shall be provided hereunder to a Covered Person to the extent such indemnification is prohibited by applicable federal law.

      The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person.

      Subject to applicable federal law, expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 9.5 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 9.5.

      To the extent that any determination is required to be made as to whether a Covered Person engaged in conduct for which indemnification is not provided as described herein, or as to whether there is reason to believe that a Covered Person ultimately will be found entitled to indemnification, the Person or Persons making the determination shall afford the Covered Person a rebuttable presumption that the Covered Person has not engaged in such conduct and that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

      As used in this Section 9.5, the words "claim," "action," "suit" or "proceeding" shall apply to all claims, demands, actions, suits, investigations, regulatory inquiries, proceedings or any other occurrence of a similar nature, whether actual or threatened and whether civil, criminal, administrative or other, including appeals, and the words "liability" and "expenses" shall include without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.


ITEM 31. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

      First Trust Advisors L.P. ("First Trust"), investment adviser to the Registrant, serves as adviser or sub-adviser to various other open-end and closed-end management investment companies and is the portfolio supervisor of certain unit investment trusts. The principal business of certain of First Trust's principal executive officers involves various activities in connection with the family of unit investment trusts sponsored by First Trust Portfolios L.P. ("FTP"). The principal address for all these investment companies, First Trust, FTP and the persons below is 120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187.

       A description of any business, profession, vocation or employment of a substantial nature in which the officers of First Trust who serve as officers or trustees of the Registrant have engaged during the last two years for his or her account or in the capacity of director, officer, employee, partner or trustee appears under "Management of the Fund" in the Statement of Additional Information. Such information for the remaining senior officers of First Trust appears below:

NAME AND POSITION WITH FIRST TRUST              EMPLOYMENT DURING PAST TWO YEARS
Andrew S. Roggensack, President                 Managing Director and President, First Trust

R. Scott Hall, Managing Director                Managing Director, First Trust

Ronald D. McAlister, Managing Director          Managing Director, First Trust

David G. McGarel, Chief Investment              Managing Director; Senior Vice President, First Trust
Officer and Managing  Director

Kathleen Brown, Chief Compliance                Chief Compliance Officer and Senior Vice President,
Officer and Senior Vice President               First Trust

Brian Wesbury, Chief Economist and              Chief Economist and Senior Vice President, First Trust
Senior Vice President


ITEM 32. PRINCIPAL UNDERWRITER

      (a) FTP serves as principal underwriter of the shares of the Registrant, First Trust Exchange-Traded Fund, First Trust Exchange-Traded AlphaDEX(R) Fund, First Trust Exchange-Traded Fund II, First Trust Exchange-Traded Fund III, First Trust Exchange-Traded Fund IV, First Trust Exchange-Traded Fund V, First Trust Exchange-Traded Fund VI, First Trust Exchange-Traded Fund VII, First Trust Series Fund and First Trust Variable Insurance Trust. FTP serves as principal underwriter and depositor of the following investment companies registered as unit investment trusts: the First Trust Combined Series, FT Series (formerly known as the First Trust Special Situations Trust), the First Trust Insured Corporate Trust, the First Trust of Insured Municipal Bonds, and the First Trust GNMA. The name of each director, officer and partner of FTP is provided below.

      (b) Positions and Offices with Underwriter.

NAME AND PRINCIPAL                        POSITIONS AND OFFICES               POSITIONS AND
BUSINESS ADDRESS*                         WITH UNDERWRITER                    OFFICES WITH FUND
The Charger Corporation                   General Partner                     None

Grace Partners of DuPage L.P.             Limited Partner                     None

James A. Bowen                            Chief Executive Officer and         Trustee and Chairman of the Board
                                          Managing Director

Mark R. Bradley                           Chief Financial Officer, Chief      President and Chief Executive
                                          Operating Officer and Managing      Officer
                                          Director

Frank L. Fichera                          Managing Director                   None

Russell J. Graham                         Managing Director                   None

R. Scott Hall                             Managing Director                   None

W. Scott Jardine                          General Counsel, Secretary and      Secretary
                                          Managing Director

Daniel J. Lindquist                       Managing Director                   Vice President

Ronald D. McAlister                       Managing Director                   None

David G. McGarel                          Managing Director                   None

Richard A. Olson                          Managing Director                   None

Marisa Prestigiacomo                      Managing Director                   None

Andrew S. Roggensack                      President and Managing Director     None

Kristi A. Maher                           Deputy General Counsel              Chief Compliance Officer and
                                                                              Assistant Secretary

* All addresses are
  120 East Liberty Drive,
  Wheaton, Illinois 60187.

      (c) Not Applicable.


ITEM 33. LOCATION OF ACCOUNTS AND RECORDS

      First Trust, 120 East Liberty Drive, Wheaton, Illinois 60187, maintains the Registrant's organizational documents, minutes of meetings, contracts of the Registrant and all advisory material of the investment adviser.


ITEM 34. MANAGEMENT SERVICES

         Not Applicable.


ITEM 35. UNDERTAKINGS

         Not Applicable.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of Wheaton, and State of Illinois on the 30th day of April, 2014.

                                  FIRST TRUST EXCHANGE-TRADED ALPHADEX FUND II


                                  By: /s/ Mark R. Bradley
                                      ----------------------------------
                                      Mark R. Bradley, President and
                                      Chief Executive Officer

      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURE                   TITLE                                 DATE

                            President and Chief Executive         April 30, 2014
/s/ Mark R. Bradley         Officer
-------------------------
    Mark R. Bradley

                            Treasurer, Chief Financial Officer    April 30, 2014
/s/ James M. Dykas          and Chief Accounting Officer
-------------------------
    James M. Dykas

                                             )
James A. Bowen*                      Trustee )
                                             )
                                             )
Richard E. Erickson*                 Trustee )
                                             )
                                             )        BY: /s/ W. Scott Jardine
Thomas R. Kadlec*                    Trustee )           -----------------------
                                             )                W. Scott Jardine
                                             )                Attorney-In-Fact
Robert F. Keith*                     Trustee )                April 30, 2014
                                             )
                                             )
                                             )
Niel B. Nielson *                    Trustee )
                                             )


* Original powers of attorney authorizing James A. Bowen, W. Scott Jardine, Mark R. Bradley, Eric F. Fess and Kristi A. Maher to execute Registrant's Registration Statement, and Amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement is filed, are incorporated by reference herein.

                               INDEX TO EXHIBITS

(j)     Consent of Independent Registered Public Accounting Firm.

(m)(2)  Letter Agreement Regarding 12b-1 Service Plan, dated March 16, 2014.

(p)(1) First Trust Advisors L.P., First Trust Portfolios L.P. Code of Ethics, amended on July 1, 2013.

(p)(2)  First Trust Funds Code of Ethics, amended on October 30, 2013.